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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Australia Index Portfolio

Voya Emerging Markets Index Portfolio

Voya Euro STOXX 50® Index Portfolio

Voya FTSE 100 Index® Portfolio

Voya Global Value Advantage Portfolio

Voya Hang Seng Index Portfolio

Voya Index Plus LargeCap Portfolio

Voya Index Plus MidCap Portfolio

Voya Index Plus SmallCap Portfolio

Voya International Index Portfolio

Voya Japan TOPIX Index® Portfolio

Voya RussellTM Large Cap Growth Index Portfolio

Voya RussellTM Large Cap Index Portfolio

Voya RussellTM Large Cap Value Index Portfolio

Voya RussellTM Mid Cap Growth Index Portfolio

Voya RussellTM Mid Cap Index Portfolio

Voya RussellTM Small Cap Index Portfolio

Voya Small Company Portfolio

Voya U.S. Bond Index Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 4.0%
18,220	L	Ainsworth Game Technology Ltd.	$39,977	0.0
145,367	@	APN News & Media Ltd.	109,824	0.1
11,407	L	ARB Corp. Ltd.	107,527	0.1
73,437		Ardent Leisure Group	125,049	0.1
97,177		Aristocrat Leisure Ltd.	621,726	0.3
38,222		Automotive Holdings Group	121,913	0.1
15,289		Breville Group Ltd.	87,604	0.0
10,600		Corporate Travel Management Ltd.	94,612	0.0
62,901		Crown Ltd.	638,442	0.3
36,000		Dick Smith Holdings Ltd.	53,360	0.0
10,480		Domino's Pizza Enterprises Ltd.	295,588	0.2
129,667		Echo Entertainment Group Ltd.	444,819	0.2
398,258		John Fairfax Holdings Ltd.	288,316	0.1
9,409	L	Flight Centre Ltd.	283,189	0.1
11,814	L	G.U.D. Holdings Ltd.	73,922	0.0
57,993		G8 Education Ltd.	147,811	0.1
99,674		Harvey Norman Holdings Ltd.	336,900	0.2
17,999		Invocare Ltd.	179,731	0.1
16,213	L	JB Hi-Fi Ltd.	229,953	0.1
33,700		Kathmandu Holdings Ltd.	35,038	0.0
97,983	L	Myer Holdings Ltd.	100,984	0.1
50,769	L	Navitas Ltd.	188,659	0.1
5,572	@	News Corp.	89,119	0.0
98,376		Nine Entertainment Co. Holdings Ltd.	157,510	0.1
156,933	@	Pacific Brands Ltd.	54,770	0.0
15,289		Premier Investments Ltd.	148,772	0.1
8,004		REA Group Ltd.	293,193	0.2
20,501		Retail Food Group Ltd.	109,927	0.1
104,448		Seven West Media Ltd.	106,101	0.1
24,419		Sky Network Television Ltd.	108,056	0.1
29,689		SKYCITY Entertainment Group Ltd.	91,407	0.0
31,227		Slater & Gordon Ltd.	159,924	0.1
94,483		Southern Cross Media Group Ltd.	82,488	0.0
56,421		STW Communications Group Ltd.	29,780	0.0
22,944	L	Super Retail Group Ltd.	167,419	0.1
137,261		TABCORP Holdings Ltd.	494,551	0.3
238,272		Tattersall's Ltd.	720,862	0.4
287,984	@,L	Ten Network Holdings Ltd.	44,798	0.0
37,561		Trade Me Ltd.	103,923	0.1
13,436	L	Village Roadshow Ltd.	57,331	0.0
			7,624,875	4.0

		Consumer Staples: 6.7%
68,080		Asaleo Care Ltd.	97,772	0.1
59,386	@	Australian Agricultural Co. Ltd.	72,596	0.0
23,113		Bega Cheese Ltd.	84,335	0.0
87,723		Coca-Cola Amatil Ltd.	718,219	0.4
30,454	L	GrainCorp Ltd.	217,594	0.1
150,654	L	Metcash Ltd.	177,262	0.1
24,297		Tassal Group Ltd.	62,772	0.0
107,128		Treasury Wine Estates Ltd.	416,236	0.2
186,652		Wesfarmers Ltd.	6,233,035	3.3
209,334		Woolworths Ltd.	4,687,822	2.5
			12,767,643	6.7

		Energy: 4.3%
90,200	@	Australian Worldwide Exploration Ltd.	82,012	0.1
184,638		Beach Petroleum Ltd.	142,094	0.1
22,420		Caltex Australia Ltd.	595,013	0.3
70,398	@	Drillsearch Energy Ltd.	58,077	0.0
32,541	@,L	Karoon Gas Australia Ltd.	53,158	0.0
76,953	@,L	Liquefied Natural Gas Ltd.	183,609	0.1
194,241		Oil Search Ltd.	1,059,819	0.6
182,878		Origin Energy Ltd.	1,567,584	0.8
222,566	@,L	Paladin Resources Ltd.	63,203	0.0
161,971		Santos Ltd.	876,164	0.5
156,398	@	Senex Energy Ltd.	37,296	0.0
86,744	@	Sundance Energy Australia Ltd.	29,506	0.0
100,110	@,L	Whitehaven Coal Ltd.	108,091	0.1
117,670		Woodside Petroleum Ltd.	3,082,826	1.6
36,513		WorleyParsons Ltd.	264,252	0.1
			8,202,704	4.3

		Financials: 47.8%
45,382		Abacus Property Group	100,504	0.1
491,184		AMP Ltd.	2,397,395	1.3
32,146		ASX Ltd.	1,011,358	0.5
458,911		Australia & New Zealand Banking Group Ltd.	12,766,982	6.7
58,863		Aveo Group	118,916	0.1
60,944		Bank of Queensland Ltd.	638,618	0.3
74,382		Bendigo Bank Ltd.	708,775	0.4
80,279		BWP Trust	183,120	0.1
93,673		Challenger Financial Services Group Ltd.	508,500	0.3
72,917	@	Chapter Hall Units Contingent	–	–
45,594		Charter Hall Group	176,536	0.1
50,792		Charter Hall Retail REIT	165,527	0.1
269,249		Commonwealth Bank of Australia	19,097,992	10.0
53,540	L	Cover-More Group Ltd.	84,018	0.0
213,989		Cromwell Property Group	184,685	0.1
150,378		Dexus Property Group	865,737	0.5
237,044		Federation Centres Ltd	547,173	0.3
37,301	L	FlexiGroup Ltd./Australia	97,707	0.0
37,238	L	Genworth Mortgage Insurance Australia Ltd.	93,134	0.0
259,128		Goodman Group	1,247,740	0.7

PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
293,020		GPT Group	$1,017,761	0.5
120,785		Henderson Group PLC	505,473	0.3
102,411		Investa Office Fund	303,463	0.2
388,867		Insurance Australia Group Ltd.	1,800,060	0.9
44,050		IOOF Holdings Ltd.	344,179	0.2
88,073		Lend Lease Corp., Ltd.	1,112,413	0.6
54,993		Macquarie Group Ltd.	3,196,544	1.7
21,053		Magellan Financial Group Ltd.	313,592	0.2
457,342	@	Medibank Pvt Ltd.	806,586	0.4
606,479		Mirvac Group	926,041	0.5
402,066		National Australia Bank Ltd.	11,770,193	6.2
395,121		Novion Property Group	752,693	0.4
37,205	L	Ozforex Group Ltd.	68,359	0.0
7,875		Perpetual Ltd.	328,772	0.2
35,709		Platinum Asset Management Ltd.	212,139	0.1
226,673		QBE Insurance Group Ltd.	2,240,620	1.2
884,192		Scentre Group	2,511,844	1.3
106,775		Shopping Centres Australasia Property Group	163,890	0.1
115,777		Steadfast Group Ltd.	133,473	0.1
390,051		Stockland	1,332,642	0.7
213,663		Suncorp Group Ltd	2,191,028	1.1
317,461		Westfield Corp.	2,300,675	1.2
518,160		Westpac Banking Corp.	15,488,342	8.1
			90,815,199	47.8

		Health Care: 5.9%
25,526		Ansell Ltd.	534,335	0.3
9,390		Cochlear Ltd.	645,531	0.3
78,814		CSL Ltd.	5,514,011	2.9
22,200	@	Estia Health Ltd.	103,650	0.1
16,193	L	Greencross Ltd.	98,211	0.1
179,105		Healthscope Ltd.	416,390	0.2
41,577	L	Japara Healthcare Ltd.	85,217	0.0
32,774	@,L	Mesoblast Ltd.	90,312	0.0
83,447	L	Primary Health Care Ltd.	348,717	0.2
21,411		Ramsay Health Care Ltd.	1,093,152	0.6
21,900	@	Regis Healthcare Ltd.	100,081	0.0
125,414		ResMed, Inc.	885,269	0.5
193,700		Sigma Pharmaceuticals Ltd.	130,887	0.1
9,089		Sirtex Medical Ltd.	143,394	0.1
66,660		Sonic Healthcare Ltd.	1,035,622	0.5
10,722		Virtus Health Ltd.	59,706	0.0
			11,284,485	5.9

		Industrials: 7.3%
65,754	L	ALS Ltd.	246,981	0.1
161,977		Asciano Group	778,944	0.4
352,717		Aurizon Holdings Ltd.	1,298,251	0.7
28,818		Bradken Ltd.	40,290	0.0
259,643		Brambles Ltd.	2,270,630	1.2
18,562		Cabcharge Australia Ltd.	65,291	0.0
26,911	L	Cardno Ltd.	66,771	0.0
86,075		CSR Ltd.	263,117	0.1
72,506		Downer EDI Ltd.	245,798	0.1
50,215	L	GWA Group Ltd.	98,807	0.1
16,804		Leighton Holdings Ltd.	269,262	0.1
63,113		Macquarie Atlas Roads Group	155,635	0.1
11,551		McMillan Shakespeare Ltd.	104,335	0.1
60,421	L	Mermaid Marine Australia Ltd.	30,235	0.0
25,942	L	Mineral Resources Ltd.	132,680	0.1
15,277	L	Monadelphous Group Ltd.	115,789	0.1
364,739	@	Qantas Airways Ltd.	865,125	0.5
115,707		Qube Logistics Holdings Ltd.	260,776	0.1
51,787		Recall Holdings Ltd.	304,706	0.2
35,511		SAI Global Ltd.	111,689	0.1
55,982		Seek Ltd.	725,848	0.4
16,419	L	Seven Group Holdings Ltd.	89,760	0.1
34,170		Skilled Group Ltd.	32,479	0.0
120,894		Spotless Group Holdings Ltd.	208,526	0.1
368,042		Sydney Airport	1,448,310	0.8
112,626		Toll Holdings Ltd.	757,754	0.4
86,347	@	Transfield Services Ltd.	89,554	0.0
262,087		Transpacific Industries Group Ltd.	158,697	0.1
317,930	@	Transurban Group	2,302,090	1.2
27,586	@,L	UGL Ltd.	30,486	0.0
140,606		Veda Group Ltd.	247,789	0.1
231,429	@	Virgin Australia Holdings Ltd.	–	–
			13,816,405	7.3

		Information Technology: 0.7%
35,569		carsales.com Ltd.	279,851	0.1
84,562		Computershare Ltd.	817,362	0.4
21,275	L	Iress Market Technology Ltd.	169,701	0.1
33,699		Technology One Ltd.	102,891	0.1
			1,369,805	0.7

		Materials: 14.0%
74,150		Adelaide Brighton Ltd.	255,261	0.1
410,573		Alumina Ltd.	499,632	0.3
200,391		Amcor Ltd.	2,135,156	1.1
456,920		Arrium Ltd.	58,725	0.0
532,941		BHP Billiton Ltd.	12,387,689	6.5
93,866		BlueScope Steel Ltd.	297,525	0.2
129,987		Boral Ltd.	630,102	0.3
63,559		DuluxGroup Ltd.	309,232	0.2
97,438		Evolution Mining Ltd.	62,634	0.0
33,045		Fletcher Building Ltd.	207,063	0.1
283,750	L	Fortescue Metals Group Ltd.	420,034	0.2
69,795		Iluka Resources Ltd.	449,893	0.2
278,266		Incitec Pivot Ltd.	859,494	0.5
38,615		Independence Group NL	153,319	0.1
73,633		James Hardie Industries SE	851,773	0.4
126,766	@	Newcrest Mining Ltd.	1,278,499	0.7

PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
95,290		Northern Star Resources Ltd	$164,731	0.1
29,707		Nufarm Ltd.	149,902	0.1
61,147		Orica Ltd.	928,533	0.5
201,250		Orora Ltd.	346,807	0.2
52,249		OZ Minerals Ltd.	155,803	0.1
28,742		Pact Group Holdings Ltd.	92,193	0.0
83,555		Pan Australian Resources Ltd.	108,700	0.1
68,817	@,L	Regis Resources Ltd.	68,303	0.0
72,366		Rio Tinto Ltd.	3,135,617	1.7
22,014		Sandfire Resources NL	73,629	0.0
27,730		Sims Group Ltd.	260,420	0.1
48,530	@,L	Sirius Resources NL	99,975	0.1
23,200	@	Syrah Resources Ltd.	65,197	0.0
36,054		Western Areas Ltd	97,394	0.1
			26,603,235	14.0

		Telecommunication Services: 5.6%
25,879	L	iiNET Ltd.	173,655	0.1
29,918		M2 Telecommunications Group Ltd.	230,576	0.1
15,172		Singapore Telecommunications Ltd.	48,050	0.0
35,820		Telecom Corp. of New Zealand Ltd.	79,698	0.1
2,030,282		Telstra Corp., Ltd.	9,746,275	5.1
48,867		TPG Telecom Ltd.	339,254	0.2
16,772	L	Vocus Communications Ltd.	74,772	0.0
			10,692,280	5.6

		Utilities: 1.9%
111,801		AGL Energy Ltd.	1,294,328	0.7
185,055		APA Group	1,272,826	0.7
275,633		AusNet Services	305,906	0.1
225,944		DUET Group	438,124	0.2
223,209		Spark Infrastructure Group	335,928	0.2
			3,647,112	1.9

	Total Common Stock
	(Cost $190,879,714)		186,823,743	98.2

RIGHTS: 0.0%
		Consumer Discretionary: 0.0%
20,818	@	Slater & Gordon Ltd.	5,613	0.0

	Total Rights
	(Cost $–)		5,613	0.0

	Total Long-Term Investments
	(Cost $190,879,714)		186,829,356	98.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Securities Lending Collateralcc: 2.3%
1,029,646	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $1,029,651, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,050,239, due 02/15/16-03/01/48)	$1,029,646	0.5
1,029,646	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $1,029,652, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $1,050,239, due 08/15/17-02/15/42)	1,029,646	0.6
1,029,646	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $1,029,650, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $1,050,239, due 08/18/15-10/20/64)	1,029,646	0.5
216,747	Royal Bank of Scotland PLC, Repurchase Agreement dated 03/31/15, 0.12%, due 04/01/15 (Repurchase Amount $216,748, collateralized by various U.S. Government Securities, 0.250%-8.000%, Market Value plus accrued interest $221,082, due 07/31/15-02/15/44)	216,747	0.1

PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
1,029,646	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $1,029,652, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,050,277, due 04/15/16-01/15/29)	$1,029,646	0.6
		4,335,331	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
393,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $393,000)	393,000	0.2

	Total Short-Term Investments
	(Cost $4,728,331)	4,728,331	2.5

	Total Investments in Securities (Cost $195,608,045)	$191,557,687	100.7
	Liabilities in Excess of Other Assets	(1,350,528)	(0.7)
	Net Assets	$190,207,159	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $199,424,480.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$24,410,847
Gross Unrealized Depreciation	(32,277,640)

Net Unrealized Depreciation	$(7,866,793)

PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$159,924	$7,464,951	$–	$7,624,875
Consumer Staples	72,596	12,695,047	–	12,767,643
Energy	–	8,202,704	–	8,202,704
Financials	–	90,815,199	–	90,815,199
Health Care	203,731	11,080,754	–	11,284,485
Industrials	158,697	13,657,708	–	13,816,405
Information Technology	279,851	1,089,954	–	1,369,805
Materials	–	26,603,235	–	26,603,235
Telecommunication Services	–	10,692,280	–	10,692,280
Utilities	1,294,328	2,352,784	–	3,647,112
Total Common Stock	2,169,127	184,654,616	–	186,823,743
Rights	–	5,613	–	5,613
Short-Term Investments	393,000	4,335,331	–	4,728,331
Total Investments, at fair value	$2,562,127	$188,995,560	$–	$191,557,687
Other Financial Instruments+
Forward Foreign Currency Contracts	–	15,785	–	15,785
Futures	29,710	–	–	29,710
Total Assets	$2,591,837	$189,011,345	$–	$191,603,182
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(10,424)	$–	$(10,424)
Total Liabilities	$–	$(10,424)	$–	$(10,424)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2015, the following forward foreign currency contracts were outstanding for Voya Australia Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

JPMorgan Chase & Co.	Australian Dollar	3,550,000	Buy	06/17/15	$2,702,695	$2,692,271	$(10,424)
							$(10,424)

Citigroup, Inc.	Australian Dollar	1,350,000	Sell	06/17/15	$1,024,122	$1,023,821	$301
Morgan Stanley	Australian Dollar	700,000	Sell	06/17/15	546,355	530,871	15,484
							$15,785

PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of March 31, 2015 (Unaudited) (Continued)

At March 31, 2015, the following futures contracts were outstanding for Voya Australia Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	34	06/18/15	$3,810,608	$29,710
			$3,810,608	$29,710

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$15,785
Equity contracts	Futures contracts	29,710
Total Asset Derivatives		$45,495

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$10,424
Total Liability Derivatives		$10,424

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2015:

	Citigroup, Inc.	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$301	$-	$15,484	$15,785
Total Assets	$301	$-	$15,484	$15,785

Liabilities:
Forward foreign currency contracts	$-	$10,424	$-	$10,424
Total Liabilities	$-	$10,424	$-	$10,424

Net OTC derivative instruments by counterparty, at fair value	$301	$(10,424)	$15,484	$5,361

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$301	$(10,424)	$15,484	$5,361

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.0%
		Consumer Discretionary: 9.0%
900,000	@,L	Alibaba Pictures Group Ltd.	$332,016	0.0
164,000		Anta Sports Products Ltd.	299,964	0.1
44,736		Arcelik A/S	257,721	0.0
3,197,100	@	Astra International Tbk PT	2,094,006	0.3
302,000		Astro Malaysia Holdings Bhd	260,520	0.0
9,900	@	B2W Cia Digital	62,659	0.0
15,056		Bajaj Auto Ltd.	485,321	0.1
171,300		BEC World PCL	215,771	0.0
713,000		Belle International Holdings	832,302	0.1
857		Bosch Ltd.	348,125	0.1
492,000		Brilliance China Automotive Holdings Ltd.	947,150	0.2
104,500		Byd Co., Ltd.	537,080	0.1
2,228		CCC SA	107,384	0.0
12,620	@	Cheil Communications, Inc.	273,395	0.0
266,650		Cheng Shin Rubber Industry Co. Ltd.	612,086	0.1
147,200		Chongqing Changan Automobile Co. Ltd.	401,956	0.1
31,083		Cyfrowy Polsat SA	204,459	0.0
48,500		Cyrela Brazil Realty SA	202,872	0.0
452,000		Dongfeng Motor Group Co., Ltd.	722,946	0.1
29,240	@	Eclat Textile Co. Ltd	383,154	0.1
29,100		El Puerto de Liverpool SAB de CV	341,298	0.1
47,900		Estacio Participacoes SA	282,758	0.1
123,060	@	Far Eastern Department Stores Co., Ltd.	103,890	0.0
4,548	@	Folli Follie Group	135,178	0.0
2,349		Ford Otomotiv Sanayi A/S	30,256	0.0
32,733		Foschini Group Ltd./The	486,672	0.1
795,000		Geely Automobile Holdings Ltd.	408,390	0.1
331,900		Genting Bhd	805,586	0.1
482,800		Genting Malaysia BHD	550,867	0.1
45,000	@	Giant Manufacturing Co., Ltd.	434,118	0.1
586,600		Global Mediacom Tbk PT	78,396	0.0
1,626,000	@	GOME Electrical Appliances Holdings Ltd.	234,226	0.0
165,500		Great Wall Motor Co. Ltd.	1,166,716	0.2
267,800	@	Grupo Televisa S.A.	1,767,777	0.3
28,270	@	Grupo Televisa SAB ADR	933,193	0.2
376,000	@	Guangzhou Automobile Group Co. Ltd.	359,206	0.1
185,000		Haier Electronics Group Co. Ltd.	484,255	0.1
6,716		Halla Visteon Climate Control Corp.	231,927	0.0
12,671		Hankook Tire Co. Ltd.	517,004	0.1
1,200		Hanssem Co. Ltd.	199,393	0.0
7,391		Hero Honda Motors Ltd	312,066	0.1
457,267		Home Product Center PCL	114,527	0.0
39,000	@	Hotai Motor Co. Ltd.	601,736	0.1
5,152		Hotel Shilla Co. Ltd.	453,786	0.1
2,700		Hyundai Department Store Co. Ltd.	361,960	0.1
10,719		Hyundai Mobis	2,374,318	0.4
24,479		Hyundai Motor Co.	3,707,140	0.6
2,658		Hyundai Wia Corp.	338,491	0.1
31,021		Imperial Holdings Ltd.	491,825	0.1
75,490		Jollibee Foods Corp.	371,218	0.1
16,334		Jumbo SA	170,010	0.0
19,149		Kangwon Land, Inc.	597,174	0.1
41,775		Kia Motors Corp.	1,697,649	0.3
222,904		Kroton Educacional SA	721,467	0.1
17,472		LG Electronics, Inc.	926,080	0.2
21,000		Lojas Renner SA	592,255	0.1
1,776		Lotte Shopping Co. Ltd.	379,688	0.1
128		LPP SA	238,963	0.0
12,120		Mahindra & Mahindra Ltd.	230,052	0.0
45,821		Mahindra & Mahindra Ltd. GDR	877,472	0.1
304,900		Matahari Department Store Tbk PT	458,513	0.1
845,100		Media Nusantara Citra Tbk PT	185,003	0.0
33,850		Merida Industry Co. Ltd.	265,745	0.0
276,000		Minor International PCL	296,534	0.1
22,058		Motherson Sumi Systems Ltd.	181,302	0.0
39,962		Mr Price Group Ltd.	854,712	0.1
63,481		Naspers Ltd.	9,737,415	1.5
37,697		OPAP S.A.	351,847	0.1
6,333		Paradise Co. Ltd	138,091	0.0
353,000		POU Chen Corp.	493,246	0.1
89,081	@	Ruentex Industries Ltd.	194,924	0.0
154,162	@	SACI Falabella	1,179,259	0.2
98,000		Shenzhou International Group Holdings Ltd.	442,312	0.1
1,342		Shinsegae Co., Ltd.	203,520	0.0
342,645		Steinhoff International Holdings Ltd.	2,144,543	0.3
849,700		Surya Citra Media Tbk PT	220,468	0.0
30,870		Tata Motors Ltd.	269,431	0.0
18,401		Tata Motors Ltd. ADR	829,149	0.1
60,316		Truworths International Ltd.	437,811	0.1
31,812		Tsogo Sun Holdings Ltd.	72,389	0.0
100,300		UMW Holdings Bhd	293,916	0.0
8,000		Via Varejo SA	41,485	0.0
152,115		Woolworths Holdings Ltd./South Africa	1,078,454	0.2
8,769		Coway Co., Ltd.	721,732	0.1
150,000		Yulon Motor Co., Ltd.	204,673	0.0

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
84,198		Zee Telefilms Ltd.	$459,769	0.1
			56,446,113	9.0

		Consumer Staples: 7.9%
32,483		Almacenes Exito SA	312,336	0.0
204,731	@	Ambev SA ADR	1,179,250	0.2
545,800		AMBEV SA	3,153,500	0.5
505		Amorepacific Corp.	1,525,849	0.2
439		Amorepacific Group	593,183	0.1
36,218		Anadolu Efes Biracilik Ve Malt Sanayii AS	302,087	0.0
61,000		Arca Continental SAB de CV	375,114	0.1
32,500		Astra Agro Lestari Tbk PT	60,325	0.0
36,863		BIM Birlesik Magazalar AS	653,087	0.1
70,600		BRF - Brasil Foods SA	1,397,157	0.2
33,914	@	BRF SA ADR	670,819	0.1
22,000		British American Tobacco Malaysia Bhd	407,814	0.1
212,042		Cencosud SA	502,416	0.1
470,300		Charoen Pokphand Foods PCL	325,071	0.1
1,291,000		Charoen Pokphand Indonesia Tbk PT	349,872	0.1
221,000	@	China Agri-Industries Holdings Ltd.	85,610	0.0
706,000		China Huishan Dairy Holdings Co. Ltd	125,475	0.0
220,000		China Mengniu Diary Co., Ltd.	1,169,149	0.2
194,000		China Resources Enterprise	380,366	0.1
23,000		Cia Brasileira de Distribuicao Grupo Pao de Acucar	687,863	0.1
23,801		Cia Cervecerias Unidas SA	247,321	0.0
1,289		CJ CheilJedang Corp.	438,774	0.1
65,100		Coca-Cola Femsa SAB de CV	518,632	0.1
14,495		Coca-Cola Icecek AS	244,773	0.0
67,300		Controladora Comercial Mexicana SA de CV	216,767	0.0
688,900	L	CP ALL PCL	867,634	0.1
61,151		Dabur India Ltd.	259,321	0.0
3,370		E-Mart Co. Ltd.	706,396	0.1
18,604		Embotelladora Andina SA	47,206	0.0
11,461		Eurocash SA	98,804	0.0
180,400		Felda Global Ventures Holdings Bhd	105,556	0.0
10,237		Fomento Economico Mexicano SAB de CV ADR	957,159	0.2
204,600		Fomento Economico Mexicano SAB de CV UBD	1,912,605	0.3
344		GlaxoSmithKline Consumer Healthcare Ltd	34,630	0.0
21,383		Godrej Consumer Products Ltd.	355,421	0.1
28,400		Gruma SA de CV	361,370	0.1
268,000	@	Grupo Bimbo SAB de CV	757,431	0.1
49,900	L	Grupo Comercial Chedraui, S.A. de C.V.	151,105	0.0
99,300		Grupo Lala SAB de CV	200,898	0.0
83,900		Gudang Garam Tbk PT	327,123	0.1
113,500		Hengan International Group Co., Ltd.	1,366,179	0.2
120,332		Hindustan Lever Ltd.	1,680,756	0.3
51,400	@	Hypermarcas SA	317,430	0.1
214,600		Indofood CBP Sukses Makmur TBK PT	240,553	0.0
760,600		Indofood Sukses Makmur Tbk PT	433,133	0.1
477,900		IOI Corp. Bhd	592,294	0.1
357,927		ITC Ltd.	1,860,711	0.3
118,000		JBS SA	524,642	0.1
254,900		Kimberly-Clark de Mexico SA de CV	532,577	0.1
17,256		KT&G Corp.	1,379,609	0.2
79,800		Kuala Lumpur Kepong BHD	491,493	0.1
1,503		LG Household & Health Care Ltd.	1,139,324	0.2
130		Lotte Confectionery Co. Ltd.	209,126	0.0
5,400		M Dias Branco SA	146,406	0.0
40,558		Magnit PJSC GDR	2,064,048	0.3
19,142		Massmart Holdings Ltd.	236,113	0.0
31,000		Natura Cosmeticos S.A.	263,518	0.0
4,395		Nestle India Ltd.	487,903	0.1
589		Orion Corp.	614,307	0.1
36,093		Pick n Pay Stores Ltd.	147,017	0.0
85,500		PPB Group Bhd	354,988	0.1
91,000	@	President Chain Store Corp.	683,969	0.1
34,900		Raia Drogasil SA	312,198	0.0
72,847		Shoprite Holdings Ltd.	984,903	0.2
60,900		Souza Cruz S.A.	482,575	0.1
26,399		Spar Group Ltd.	409,948	0.1
30,720		Standard Foods Corp.	79,083	0.0
400,000		Sun Art Retail Group Ltd.	348,427	0.1
305,700		Thai Union Frozen Products PCL	188,637	0.0
26,610		Tiger Brands Ltd.	669,574	0.1
312,000		Tingyi Cayman Islands Holding Corp.	671,738	0.1
62,000	@	Tsingtao Brewery Co., Ltd.	415,738	0.1
26,784		Ulker Biskuvi Sanayi AS	200,586	0.0
252,300		Unilever Indonesia Tbk PT	764,319	0.1
83,200		Uni-President China Holdings Ltd.	55,054	0.0
744,201	@	Uni-President Enterprises Corp.	1,243,695	0.2
1,920		United Breweries Ltd.	30,683	0.0
7,294	@	United Spirits Ltd.	426,267	0.1

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
145,390		Universal Robina Corp.	$734,400	0.1
44,533		Vina Concha y Toro SA	91,754	0.0
840,000		Wal-Mart de Mexico SAB de CV	2,093,185	0.3
962,000	L	Want Want China Holdings Ltd.	1,023,730	0.2
			50,057,859	7.9

		Energy: 7.4%
2,477,900		Adaro Energy Tbk PT	179,578	0.0
123,200		Banpu PCL	111,599	0.0
30,830		Bharat Petroleum Corp. Ltd.	399,742	0.1
80,807		Cairn India Ltd.	276,571	0.1
619,000	@,L	China Coal Energy Co. - Class H	341,500	0.1
288,000		China Oilfield Services Ltd.	479,559	0.1
4,057,600		China Petroleum & Chemical Corp.	3,233,555	0.5
528,500		China Shenhua Energy Co., Ltd.	1,348,044	0.2
2,850,000		CNOOC Ltd.	4,022,277	0.6
91,377		Coal India Ltd.	529,227	0.1
19,100		Cosan SA Industria e Comercio	165,892	0.0
824,693		Ecopetrol SA	626,449	0.1
71,975		Empresas COPEC SA	836,731	0.1
141,000		Energy Absolute PCL	109,285	0.0
23,606	L	Exxaro Resources Ltd.	194,919	0.0
176,000	@	Formosa Petrochemical Corp.	385,122	0.1
370,478		Gazprom OAO ADR	1,746,804	0.3
1,146,133		Gazprom OAO	2,726,797	0.4
7,815		GS Holdings Corp.	301,855	0.1
8,017		Gulf International Services QSC	210,961	0.0
33,000		Indo Tambangraya Megah PT	42,539	0.0
158,547	@	Inner Mongolia Yitai Coal Co.	231,479	0.0
1,568,700		IRPC PCL	207,087	0.0
502,000		Kunlun Energy Co. Ltd.	487,571	0.1
34,679		Lukoil OAO ADR	1,592,806	0.3
46,096		Lukoil OAO	2,139,500	0.3
6,471		MOL Hungarian Oil & Gas PLC	280,190	0.1
14,755		NovaTek OAO GDR	1,101,362	0.2
122,564		Oil & Natural Gas Corp., Ltd.	599,939	0.1
14,782		Oil India Ltd.	107,456	0.0
3,370,000		PetroChina Co., Ltd.	3,742,382	0.6
112,867	@	Petroleo Brasileiro SA ADR	687,360	0.1
473,400		Petroleo Brasileiro SA	1,423,960	0.2
42,700		Petronas Dagangan BHD	230,672	0.0
53,251		Polski Koncern Naftowy Orlen	831,293	0.1
305,482		Polskie Gornictwo Naftowe I Gazownictwo SA	442,700	0.1
216,100		PTT Exploration & Production PCL	723,613	0.1
151,400		PTT PCL	1,501,863	0.2
23,541		Reliance Industries Ltd.	310,906	0.1
91,149	@	Reliance Industries Ltd. GDR	2,410,891	0.4
194,316		Rosneft OAO	839,785	0.1
572,700		Sapurakencana Petroleum Bhd	364,208	0.1
88,385		Sasol Ltd.	2,984,196	0.5
9,418		SK Innovation Co. Ltd.	807,914	0.1
7,458		S-Oil Corp.	431,358	0.1
1,103,351		Surgutneftegas OAO	664,660	0.1
34,300		Tambang Batubara Bukit Asam Persero Tbk PT	28,122	0.0
222,855		Tatneft OAO	1,096,725	0.2
136,400		Thai Oil PCL	217,703	0.0
21,894	@	Tupras Turkiye Petrol Rafine	518,705	0.1
57,000		Ultrapar Participacoes SA	1,159,628	0.2
268,000	L	Yanzhou Coal Mining Co., Ltd.	227,572	0.0
			46,662,612	7.4

		Financials: 26.7%
210,073		Abu Dhabi Commercial Bank PJSC	369,229	0.1
265,182	@	African Bank Investments Ltd.	–	–
250		Agile Property Holdings Ltd.	151	0.0
3,346,000	@	Agricultural Bank of China Ltd.	1,656,578	0.3
302,066		Akbank TAS	886,119	0.1
570,962		Aldar Properties PJSC	367,169	0.1
6,493	@	Alior Bank SA	142,471	0.0
164,700		Alliance Financial Group Bhd	212,784	0.0
695,810	@	Alpha Bank AE	206,109	0.0
320,300		AMMB Holdings Bhd	549,410	0.1
33,570		Ayala Corp.	596,588	0.1
1,016,800		Ayala Land, Inc.	874,008	0.1
141,604	@	Banco Bradesco SA ADR	1,314,085	0.2
120,900		Banco Bradesco SA	1,148,560	0.2
12,381		Banco Davivienda SA	120,477	0.0
3,883,125		Banco de Chile	435,196	0.1
5,029		Banco de Credito e Inversiones	224,795	0.0
135,900		Banco do Brasil S.A.	979,793	0.2
65,600		Banco Santander Brasil S.A.	287,760	0.0
10,329,163		Banco Santander Chile S.A.	562,026	0.1
17,365		BanColombia SA ADR	682,965	0.1
48,700		Bangkok Bank PCL	275,927	0.0
39,200		Bangkok Bank PCL - Foreign	223,388	0.0
1,943,900		Bank Central Asia Tbk PT	2,203,120	0.4

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
602,900		Bank Danamon Indonesia Tbk PT	$236,201	0.0
4,738		Bank Handlowy w Warszawie	135,336	0.0
1,474,400		Bank Mandiri Persero TBK PT	1,406,090	0.2
74,455		Bank Millennium SA	130,291	0.0
12,730,000		Bank of China Ltd.	7,358,906	1.2
1,354,000		Bank of Communications Co., Ltd.	1,163,692	0.2
128,490		Bank of the Philippine Islands	288,715	0.1
21,911		Bank Pekao S.A.	1,061,508	0.2
1,742,300		Bank Rakyat Indonesia	1,767,241	0.3
5,169		Bank Zachodni WBK SA	470,070	0.1
53,917		Barclays Africa Group Ltd.	821,706	0.1
19,131		Barwa Real Estate Co.	236,954	0.0
110,400		BB Seguridade Participacoes SA	1,131,483	0.2
265,500		BDO Unibank, Inc.	735,753	0.1
289,900		BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,010,978	0.2
1,151,900		Bank Negara Indonesia Persero Tbk PT	635,944	0.1
71,600		BR Malls Participacoes S.A.	380,933	0.1
51,817		Brait SE	356,725	0.1
2,624		BRE Bank SA	304,524	0.1
32,770		BS Financial Group, Inc.	448,139	0.1
1,293,100		Bumi Serpong Damai PT	210,813	0.0
1,294,611		Cathay Financial Holding Co., Ltd.	2,062,718	0.3
213,400		Central Pattana PCL	280,039	0.0
33,126		CETIP SA - Balcao Organizado de Ativos e Derivativos	330,580	0.1
160,700	@	Chailease Holding Co. Ltd.	400,113	0.1
821,813		Chang Hwa Commercial Bank	474,756	0.1
766,000	@	China Cinda Asset Management Co. Ltd.	379,394	0.1
1,266,000	@	China Citic Bank	954,433	0.2
11,553,000		China Construction Bank	9,588,842	1.5
2,270,000		China Development Financial Holding Corp.	785,875	0.1
436,000		China Everbright Bank Co. Ltd	240,173	0.0
136,000		China Everbright Ltd.	354,446	0.1
238,500	@,L	China Galaxy Securities Co. Ltd.	272,803	0.0
1,181,000		China Life Insurance Co., Ltd.	5,191,390	0.8
480,976	@	China Life Insurance Co., Ltd. (TWD)	419,023	0.1
712,380		China Merchants Bank Co., Ltd.	1,739,375	0.3
969,500	@	China Minsheng Banking Corp. Ltd.	1,182,293	0.2
654,000		China Overseas Land & Investment Ltd.	2,112,025	0.3
409,600		China Pacific Insurance Group Co., Ltd.	1,948,323	0.3
360,444		China Resources Land Ltd.	1,018,689	0.2
292,000		China South City Holdings Ltd.	95,624	0.0
178,428	@	China Taiping Insurance Holdings Co., Ltd.	608,657	0.1
195,200	@	China Vanke Co. Ltd	462,616	0.1
2,192,303		CTBC Financial Holding Co. Ltd.	1,455,180	0.2
391,000	@	Chongqing Rural Commercial Bank	253,474	0.0
803,800		CIMB Group Holdings Bhd	1,349,366	0.2
159,500	@	CITIC Securities Co. Ltd.	592,441	0.1
7,014		Commercial Bank of Qatar	105,934	0.0
151,119		Commercial International Bank	1,113,991	0.2
163,300	@	Compartamos SAB de CV	292,695	0.1
33,938		Coronation Fund Managers Ltd	274,320	0.0
12,785		Corp Financiera Colombiana SA	175,450	0.0
22,906,027		Corpbanca	242,228	0.0
836,133		Country Garden Holdings Co. Ltd.	337,244	0.1
10,656		Credicorp Ltd.	1,498,553	0.2
28,017		Daewoo Securities Co., Ltd.	325,758	0.1
26,085		DGB Financial Group, Inc.	284,284	0.0
51,947		Discovery Holdings Ltd.	533,139	0.1
82,323		DLF Ltd.	207,527	0.0
4,069		Doha Bank QSC	56,132	0.0
6,394		Dongbu Insurance Co., Ltd.	284,703	0.0
367,882		Dubai Financial Market	150,113	0.0
139,884		Dubai Islamic Bank PJSC	235,322	0.0
1,029,487	@	E.Sun Financial Holding Co., Ltd.	629,464	0.1
552,867		Emaar Properties PJSC	989,288	0.2
342,815		Emlak Konut Gayrimenkul Yatirim Ortakligi AS	388,042	0.1
905,021	@	Eurobank Ergasias SA	102,125	0.0
915,000	L	Evergrande Real Estate Group Ltd.	461,231	0.1
205,000		Far East Horizon Ltd.	187,504	0.0
370,700		Fibra Uno Administracion SA de CV	981,826	0.2
1,190,306		First Financial Holding Co., Ltd.	706,853	0.1
132,060		First Gulf Bank PJSC	524,486	0.1

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
516,705		FirstRand Ltd.	$2,375,314	0.4
458,000	@	Franshion Properties China Ltd.	138,894	0.0
1,047,000		Fubon Financial Holding Co., Ltd.	1,876,792	0.3
84,295	@	Getin Noble Bank SA	37,516	0.0
335,887		Growthpoint Properties Ltd.	793,062	0.1
514,547		Grupo Aval Acciones y Valores	230,557	0.0
38,151		Grupo de Inversiones Suramericana SA	491,561	0.1
396,400		Grupo Financiero Banorte	2,298,333	0.4
368,600		Grupo Financiero Inbursa SA	928,901	0.2
297,600		Grupo Financiero Santander Mexico SAB de CV	649,887	0.1
149,200	@	Guangzhou R&F Properties Co., Ltd.	153,320	0.0
152,814		Haci Omer Sabanci Holding AS	538,930	0.1
214,000	@	Haitong Securities Co. Ltd.	522,199	0.1
45,440		Hana Financial Group, Inc.	1,175,420	0.2
34,005		Hanwha Life Insurance Co. Ltd.	225,640	0.0
56,000	@	Highwealth Construction Corp.	132,078	0.0
91,300		Hong Leong Bank BHD	351,545	0.1
27,400		Hong Leong Financial Group Bhd	125,179	0.0
238,362		Housing Development Finance Corp.	5,011,600	0.8
1,004,916		Hua Nan Financial Holdings Co. Ltd.	574,121	0.1
10,890		Hyundai Marine & Fire Insurance Co., Ltd.	243,475	0.0
48,637		ICICI Bank Ltd.	246,244	0.0
64,805		ICICI Bank Ltd. ADR	671,380	0.1
11,792,000		Industrial and Commercial Bank of China Ltd.	8,722,334	1.4
38,195		Industrial Bank Of Korea	458,477	0.1
40,287		Investec Ltd.	333,390	0.1
300,532		IOI Properties Group Bhd	176,638	0.0
158,517		Itau Unibanco Holding S.A. ADR	1,753,198	0.3
3,842	@	Itausa - Investimentos Itau SA	12,050	0.0
4,600		Kasikornbank PCL	32,345	0.0
281,200		Kasikornbank PCL - Foreign	1,987,337	0.3
61,427		KB Financial Group, Inc.	2,168,301	0.3
2,504		Komercni Banka AS	540,109	0.1
6,183		Korea Investment Holdings Co., Ltd.	349,734	0.1
579,200		Krung Thai Bank PCL	405,760	0.1
15,738	L	Liberty Holdings Ltd.	217,794	0.0
53,292		LIC Housing Finance Ltd.	372,784	0.1
3,490,900		Lippo Karawaci Tbk PT	360,175	0.1
241,000		Longfor Properties Co., Ltd.	341,500	0.1
49,950		Mahindra & Mahindra Financial Services Ltd.	203,038	0.0
718,200		Malayan Banking BHD	1,809,393	0.3
60,917		Masraf Al Rayan	795,248	0.1
1,558,839		Mega Financial Holdings Co., Ltd.	1,291,267	0.2
1,530,000		Megaworld Corp.	185,576	0.0
2,103,000		Metro Pacific Investments Corp.	226,862	0.0
3,517		Mirae Asset Securities Co., Ltd.	165,530	0.0
169,604		MMI Holdings Ltd.	458,933	0.1
202,815		Moscow Exchange MICEX-RTS OAO	239,959	0.0
11,100		Multiplan Empreendimentos Imobiliarios SA	195,356	0.0
123,663		National Bank of Abu Dhabi PJSC	400,394	0.1
263,996	@	National Bank of Greece SA	315,363	0.1
32,644	L	Nedbank Group Ltd.	639,349	0.1
123,700	@	New China Life Insurance Co. Ltd.	688,726	0.1
414,000	@	New World China Land Ltd.	264,780	0.0
35,385		OTP Bank Nyrt	668,019	0.1
981,000		People's Insurance Co. Group of China Ltd.	497,745	0.1
549,496		PICC Property & Casualty Co., Ltd.	1,084,894	0.2
410,000		Ping An Insurance Group Co. of China Ltd.	4,918,619	0.8
236,329	@	Piraeus Bank SA	91,212	0.0
17,500		Porto Seguro SA	194,764	0.0
46,894		Power Finance Corp. Ltd	204,707	0.0
141,818		Powszechna Kasa Oszczednosci Bank Polski S.A.	1,269,332	0.2
424,700		Public Bank BHD	2,165,070	0.3
9,174		Powszechny Zaklad Ubezpieczen SA	1,183,689	0.2
12,278		Qatar Islamic Bank SAQ	334,168	0.1
26,356		Qatar National Bank	1,400,450	0.2
566,602		Redefine Properties Ltd.	578,609	0.1
77,418		Remgro Ltd.	1,694,178	0.3
24,263		Resilient Property Income Fund Ltd.	208,043	0.0
71,800		RHB Capital Bhd	153,304	0.0
115,957		RMB Holdings Ltd.	667,023	0.1
106,565		RMI Holdings	405,791	0.1
106,126	@	Ruentex Development Co. Ltd.	162,671	0.0
56,547		Rural Electrification Corp. Ltd.	301,468	0.1
5,320		Samsung Card Co.	196,625	0.0

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
5,243		Samsung Fire & Marine Insurance Co. Ltd.	$1,264,142	0.2
9,257		Samsung Life Insurance Co. Ltd.	805,545	0.1
9,588		Samsung Securities Co. Ltd.	448,397	0.1
287,411		Sanlam Ltd.	1,852,306	0.3
170,265		Sberbank of Russia ADR	744,058	0.1
1,075,042		Sberbank RF	1,159,229	0.2
232,000		Shimao Property Holdings Ltd.	486,805	0.1
1,328,613	@	Shin Kong Financial Holding Co., Ltd.	377,387	0.1
67,362		Shinhan Financial Group Co., Ltd.	2,530,778	0.4
24,471		Shriram Transport Finance Co. Ltd.	436,116	0.1
422,500		Shui On Land Ltd.	99,720	0.0
247,100		Siam Commercial Bank PCL	1,351,429	0.2
516,500		Sino-Ocean Land Holdings Ltd.	312,448	0.1
1,190,598	@	SinoPac Financial Holdings Co., Ltd.	496,285	0.1
1,165,300		SM Prime Holdings, Inc.	520,101	0.1
283,500		Soho China Ltd.	193,089	0.0
193,854		Standard Bank Group Ltd.	2,678,852	0.4
59,052		State Bank of India	252,257	0.0
18,899		State Bank of India Ltd. GDR	799,425	0.1
1,314,317		Taishin Financial Holdings Co., Ltd.	557,780	0.1
624,040	@	Taiwan Business Bank	189,275	0.0
1,022,974	@	Taiwan Cooperative Financial Holding Co. Ltd.	517,674	0.1
152,948		Talaat Moustafa Group	209,535	0.0
1,772,400		TMB Bank PCL	162,224	0.0
376,395		Turkiye Garanti Bankasi A/S	1,227,457	0.2
104,438		Turkiye Halk Bankasi AS	514,299	0.1
265,026		Turkiye Is Bankasi	596,457	0.1
140,081		Turkiye Vakiflar Bankasi Tao	228,622	0.0
120,600		UEM Sunrise Bhd	44,834	0.0
791,237,930		VTB Bank OJSC	814,064	0.1
45,294		Woori Bank	382,218	0.1
23,849		Woori Investment & Securities Co., Ltd.	308,376	0.1
162,057		Yapi Ve Kredi Bankasi	248,398	0.0
1,353,425	@	Yuanta Financial Holding Co., Ltd.	680,395	0.1
1,150,000		Yuexiu Property Co. Ltd	225,655	0.0
			168,251,231	26.7

		Health Care: 2.3%
14,021		Apollo Hospitals Enterprise Ltd.	306,484	0.1
51,861		Aspen Pharmacare Holdings Ltd.	1,638,626	0.3
23,532		Aurobindo Pharma Ltd	459,759	0.1
565,700	L	Bangkok Dusit Medical Services PCL	342,074	0.1
59,200		Bumrungrad Hospital PCL	276,341	0.0
10,385	@	Celltrion, Inc.	652,341	0.1
143,000		China Medical System Holdings Ltd.	220,244	0.0
396,000		China Pharmaceutical Group Ltd.	335,080	0.1
61,205		Cipla Ltd.	696,583	0.1
6,314		Divis Laboratories Ltd.	180,244	0.0
5,098		Dr. Reddys Laboratories Ltd.	285,780	0.0
14,240		Dr. Reddy's Laboratories Ltd. ADR	813,104	0.1
144,000	@	Genomma Lab Internacional SAB de CV	134,526	0.0
416,900		IHH Healthcare Bhd	676,541	0.1
3,191,300		Kalbe Farma Tbk PT	455,333	0.1
157,166		Life Healthcare Group Holdings Ltd.	547,392	0.1
63,380		Mediclinic International Ltd.	636,319	0.1
162,939		Netcare Ltd.	558,764	0.1
32,100		Odontoprev SA	110,133	0.0
2,151		Piramal Healthcare Ltd.	29,936	0.0
35,900		Qualicorp SA	258,489	0.1
21,839	@	Ranbaxy Laboratories Ltd.	284,015	0.0
21,455	@	Richter Gedeon Nyrt	294,315	0.0
284,000	@	Shandong Weigao Group Medical Polymer Co., Ltd.	250,242	0.0
58,500		Shanghai Fosun Pharmaceutical Group Co. Ltd.	195,059	0.0
111,600	@	Shanghai Pharmaceuticals Holding Co. Ltd.	297,033	0.1
663,000		Sihuan Pharmaceutical Holdings Group Ltd	377,139	0.1
472,000	@	Sino Biopharmaceutical	477,515	0.1
171,200	@	Sinopharm Group Co.	697,102	0.1
115,584		Sun Pharmaceutical Industries Ltd.	1,891,085	0.3
1,455		Yuhan Corp.	245,171	0.0
			14,622,769	2.3

		Industrials: 6.8%
346,980		Aboitiz Equity Ventures, Inc.	450,025	0.1
20,078		Adani Enterprises Ltd.	197,707	0.0
2,223		Aditya Birla Nuvo Ltd.	59,153	0.0
346,000		Air China Ltd.	353,022	0.1
201,000		AirAsia BHD	129,170	0.0
64,300		Airports of Thailand PCL	552,579	0.1
465,700		Alfa SA de CV	941,872	0.1
377,500		Alliance Global Group, Inc.	223,309	0.0
216,921		Arabtec Holding Co.	133,808	0.0
384,000		AviChina Industry & Technology Co. Ltd.	275,983	0.1

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
37,237		Barloworld Ltd.	$284,135	0.1
264,000	@	Beijing Capital International Airport Co., Ltd.	257,807	0.0
82,500		Beijing Enterprises Holdings Ltd.	648,152	0.1
97,805		Bharat Heavy Electricals Ltd.	368,332	0.1
51,194		Bidvest Group Ltd.	1,384,801	0.2
911,600		BTS Group Holdings PCL	255,821	0.0
2,373	@	Cheil Industries, Inc.	318,637	0.1
319,000	@	China Airlines Ltd.	163,629	0.0
290,000	#,@	China CNR Corp. Ltd	416,709	0.1
711,000	@	China Communications Construction Co., Ltd.	1,001,479	0.2
477,000	@,L	China COSCO Holdings Co., Ltd.	251,259	0.0
417,000		China Everbright International Ltd.	699,392	0.1
84,100	@	China International Marine Containers Group Co. Ltd.	183,335	0.0
195,129		China Merchants Holdings International Co., Ltd.	764,672	0.1
332,500		China Railway Construction Corp. Ltd.	495,697	0.1
612,000	@	China Railway Group Ltd.	625,946	0.1
659,000	@	China Shipping Container Lines Co., Ltd.	209,223	0.0
332,000		China South Locomotive and Rolling Stock Corp.	438,518	0.1
280,000		China State Construction International Holdings Ltd.	389,824	0.1
149,100		CCR SA	771,300	0.1
331,000		Citic Pacific Ltd.	566,534	0.1
2,600		CJ Corp.	411,988	0.1
326,000		COSCO Pacific Ltd.	427,025	0.1
88,000	@	CTCI Corp.	145,098	0.0
5,224		Daelim Industrial Co., Ltd.	303,419	0.1
8,305		Daewoo International Corp.	198,310	0.0
19,357		Daewoo Shipbuilding & Marine Engineering Co., Ltd.	314,735	0.1
621,742		Dialog Group BHD	264,658	0.0
704,950		DMCI Holdings, Inc.	244,399	0.0
641		Doosan Corp.	67,224	0.0
8,174		Doosan Heavy Industries and Construction Co. Ltd.	208,036	0.0
23,079	@	Doosan Infracore Co., Ltd.	247,029	0.0
28,379		DP World Ltd.	612,457	0.1
33,300		EcoRodovias Infraestrutura e Logistica SA	93,174	0.0
106,400		Embraer SA	818,449	0.1
72,018		Enka Insaat Ve Sanayi AS	143,915	0.0
338,449	@	Eva Airways Corp.	248,194	0.0
314,000	@	Evergreen Marine Corp.	233,197	0.0
539,986	@	Far Eastern New Century Corp.	556,611	0.1
328,300		Gamuda BHD	452,094	0.1
2,877		Glovis Co. Ltd.	584,878	0.1
52,500		Grupo Aeroportuario del Pacifico SA de CV	344,975	0.1
33,300	@	Grupo Aeroportuario del Sureste SA de CV	447,820	0.1
91,700		Grupo Carso SAB de CV	382,587	0.1
8,967	@	GS Engineering & Construction Corp.	243,440	0.0
119,000		Haitian International Holdings Ltd.	273,223	0.0
34,947	@	Hiwin Technologies Corp.	258,021	0.0
9,665		Hyundai Development Co-Engineering & Construction	495,438	0.1
11,028		Hyundai Engineering & Construction Co. Ltd.	499,289	0.1
6,884		Hyundai Heavy Industries	755,894	0.1
8,837	@	Hyundai Merchant Marine Co., Ltd.	72,005	0.0
1,168		Hyundai Mipo Dockyard Co., Ltd.	80,081	0.0
225,300		IJM Corp. Bhd	437,707	0.1
21,982		Industries Qatar QSC	837,840	0.1
84,340		International Container Terminal Services, Inc.	203,575	0.0
383,900		Jasa Marga Persero Tbk PT	211,179	0.0
395,070		JG Summit Holdings, Inc.	640,773	0.1
228,000		Jiangsu Expressway Co. Ltd.	306,163	0.1
873		KCC Corp.	444,651	0.1
1,848		KEPCO Plant Service & Engineering Co. Ltd.	162,344	0.0
113,257		KOC Holding AS	515,165	0.1
6,756		Korea Aerospace Industries Ltd	343,100	0.1
815	@	Korea Express Co., Ltd.	143,214	0.0
6,133	@	Korean Air Lines Co. Ltd.	267,988	0.0
49,906	@	Lan Airlines SA	409,453	0.1
8,990		Larsen & Toubro Ltd.	246,998	0.0
43,610	@,L	Larsen & Toubro Ltd. GDR	1,210,800	0.2
15,983		LG Corp.	882,139	0.1
27,210		Localiza Rent a Car SA	311,868	0.0
988		LS Corp.	46,209	0.0
1,186		LS Industrial Systems Co. Ltd.	68,139	0.0
121,400		Malaysia Airports Holdings Bhd	229,405	0.0
189,700		MISC Bhd	433,988	0.1

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
68,613		Adani Ports and Special Economic Zone	$337,842	0.1
131,100	@	OHL Mexico SAB de CV	247,787	0.0
42,300	@	Promotora y Operadora de Infraestructura SAB de CV	451,466	0.1
3,491		S-1 Corp.	263,759	0.0
20,318		Samsung Corp.	1,086,209	0.2
27,846		Samsung Heavy Industries Co., Ltd.	452,168	0.1
418,000		Shanghai Electric Group Co., Ltd.	277,142	0.1
99,000		Shanghai Industrial Holdings Ltd.	305,166	0.1
7,584		Siemens India Ltd.	169,593	0.0
482,600		Sime Darby Bhd	1,207,880	0.2
126,000		Sinopec Engineering Group Co. Ltd.	109,146	0.0
235,000		Sinotrans Ltd.	135,085	0.0
3,907		SK Holdings Co. Ltd.	597,824	0.1
18,083		SK Networks Co. Ltd.	132,716	0.0
28,448		SM Investments Corp.	572,108	0.1
78,000	@	Taiwan Glass Industry Corp.	56,157	0.0
26,735		TAV Havalimanlari Holding AS	223,368	0.0
341,000	@	Teco Electric and Machinery Co. Ltd.	324,083	0.1
98,708	@	Turk Hava Yollari	325,620	0.1
19,772		Turk Sise Ve Cam Fabrikalari	24,385	0.0
267,000		United Tractors Tbk PT	444,331	0.1
623,000	@	Walsin Lihwa Corp.	191,626	0.0
50,340	@	Weg S.A.	504,260	0.1
87,000	@	Weichai Power Co. Ltd.	335,430	0.1
118,000		ENN Energy Holdings Ltd.	724,564	0.1
270,000	@	Zhejiang Expressway Co., Ltd.	357,398	0.1
88,500		Zhuzhou CSR Times Electric Co., Ltd.	582,147	0.1
			43,031,451	6.8

		Information Technology: 18.2%
118,000		AAC Technologies Holdings, Inc.	728,490	0.1
472,462	@	Acer, Inc.	304,373	0.1
1,005,000	@	Advanced Semiconductor Engineering, Inc.	1,360,904	0.2
52,269	@	Advantech Co. Ltd.	397,457	0.1
112,000	@	Asustek Computer, Inc.	1,125,935	0.2
1,358,000	@	AU Optronics Corp.	681,396	0.1
108,000		Catcher Technology Co., Ltd.	1,129,488	0.2
78,169	@	Chicony Electronics Co. Ltd.	218,717	0.0
1,291,439		InnoLux Display Corp.	643,425	0.1
113,100	@	Cielo SA	1,619,131	0.3
689,000	@	Compal Electronics, Inc.	572,388	0.1
3,938		Daum Kakao Corp.	409,056	0.1
290,000	@	Delta Electronics, Inc.	1,827,418	0.3
65,800		Delta Electronics Thailand PCL	152,121	0.0
170,000	@	Epistar Corp.	273,305	0.0
150,282		Foxconn Technology Co., Ltd.	402,940	0.1
1,716,000	@,L	GCL Poly Energy Holdings Ltd.	454,313	0.1
1,976,000	@,L	Hanergy Thin Film Power Group Ltd.	1,779,067	0.3
80,174		HCL Technologies Ltd.	1,252,455	0.2
6,000	@	Hermes Microvision, Inc.	345,192	0.1
2,001,107		Hon Hai Precision Industry Co., Ltd.	5,857,521	0.9
105,000	@	HTC Corp.	467,336	0.1
91,556		SK Hynix, Inc.	3,739,754	0.6
18,228		Infosys Ltd.	641,424	0.1
127,328		Infosys Ltd. ADR	4,466,666	0.7
362,000	@	Inotera Memories, Inc.	480,498	0.1
395,000		Inventec Co., Ltd.	285,262	0.0
98,300		Kingboard Chemicals Holdings	155,565	0.0
106,000		Kingsoft Corp. Ltd	310,484	0.1
32,000	@	Kinsus Interconnect Technology Corp.	102,492	0.0
16,000		Largan Precision Co. Ltd.	1,375,488	0.2
1,016,000		Lenovo Group Ltd.	1,480,524	0.2
37,745		LG Display Co., Ltd.	1,068,181	0.2
2,088		LG Innotek Co. Ltd.	218,191	0.0
346,331	@	Lite-On Technology Corp.	448,018	0.1
224,820		MediaTek, Inc.	3,036,366	0.5
2,540		NCSoft Corp.	414,754	0.1
4,432		NAVER Corp.	2,673,840	0.4
96,000		Novatek Microelectronics Corp., Ltd.	495,449	0.1
262,000	@	Pegatron Corp.	706,888	0.1
20,000	@	Phison Electronics Corp.	165,730	0.0
129,000	@	Powertech Technology, Inc.	221,691	0.0
432,000	@	Quanta Computer, Inc.	1,042,701	0.2
72,340		Radiant Opto-Electronics Corp.	224,644	0.0
73,760		Realtek Semiconductor Corp.	234,930	0.0
8,630		Samsung SDI Co., Ltd.	1,059,914	0.2
4,041		Samsung SDS Co. Ltd.	972,429	0.2
9,553		Samsung Electro-Mechanics Co. Ltd.	661,273	0.1
17,572		Samsung Electronics Co., Ltd.	22,786,550	3.6
3,384,000	@	Semiconductor Manufacturing International Corp.	328,697	0.1
477,000	@	Siliconware Precision Industries Co.	790,327	0.1
45,000	@	Simplo Technology Co. Ltd.	226,193	0.0
3,221		SK C&C Co. Ltd.	674,353	0.1
40,000		SONDA SA	94,187	0.0
204,000		Synnex Technology International Corp.	275,298	0.0

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
3,925,000	@	Taiwan Semiconductor Manufacturing Co., Ltd.	$18,241,679	2.9
74,902		Tata Consultancy Services Ltd.	3,056,762	0.5
26,366		Tech Mahindra Ltd.	265,298	0.0
820,100		Tencent Holdings Ltd.	15,573,631	2.5
22,300		Totvs S.A.	256,081	0.0
39,000	@	TPK Holding Co. Ltd.	271,965	0.0
100,000	@	Unimicron Technology Corp.	64,666	0.0
1,950,000	@	United Microelectronics Corp.	966,174	0.2
138,000	@	Vanguard International Semiconductor Corp.	234,251	0.0
26,049		Wipro Ltd.	261,888	0.0
50,323		Wipro Ltd. ADR	670,302	0.1
384,144		Wistron Corp.	325,949	0.1
248,000		WPG Holdings Ltd	319,105	0.1
27,000	@	Zhen Ding Technology Holding Ltd.	87,926	0.0
83,200		ZTE Corp.	190,871	0.0
			114,647,737	18.2

		Materials: 6.6%
1,409		ACC Ltd.	35,183	0.0
21,219		African Rainbow Minerals Ltd.	172,580	0.0
277,900		Alrosa AO	344,036	0.1
616,000	@,L	Aluminum Corp. of China Ltd.	307,360	0.1
117,741		Ambuja Cements Ltd.	480,323	0.1
9,414	@	Anglo American Platinum Ltd.	230,460	0.0
65,456	@	AngloGold Ashanti Ltd.	617,145	0.1
198,000		Anhui Conch Cement Co., Ltd.	747,697	0.1
356,356	@	Asia Cement Corp.	447,738	0.1
48,450		Asian Paints Ltd.	628,562	0.1
2,190	L	Assore Ltd.	23,942	0.0
41,500		BBMG Corp.	38,343	0.0
29,600		Bradespar SA	98,031	0.0
9,800		Braskem SA	34,053	0.0
69,594		Cementos Argos SA	228,322	0.0
22,888	@	Cemex Latam Holdings SA	118,842	0.0
1,910,884		Cemex SA de CV	1,811,478	0.3
490,000		China National Building Material Co., Ltd.	487,446	0.1
344,000		China Resources Cement Holdings Ltd.	194,450	0.0
1,851,535	@	China Steel Corp.	1,537,055	0.2
29,349		Cia de Minas Buenaventura SAA ADR	297,305	0.1
126,100		Cia Siderurgica Nacional S.A.	216,123	0.0
21,300		Duratex SA	58,396	0.0
209,755		Empresas CMPC SA	574,887	0.1
242,706		Eregli Demir ve Celik Fabrikalari TAS	377,206	0.1
39,500	@	Fibria Celulose SA	561,271	0.1
515,600	@	Formosa Chemicals & Fibre Co.	1,180,570	0.2
656,600	@	Formosa Plastics Corp.	1,590,764	0.3
259,000		Fosun International	501,121	0.1
130,310		Gold Fields Ltd.	540,400	0.1
48,846		Grupo Argos SA/Colombia	312,614	0.1
606,500		Grupo Mexico SA de CV Series B	1,788,466	0.3
19,577		Hanwha Chemical Corp.	256,769	0.0
7,548		Hanwha Corp.	246,580	0.0
187,616		Hindalco Industries Ltd	386,639	0.1
2,450		Lotte Chemical Corp.	447,639	0.1
3,616		Hyosung Corp.	281,991	0.0
11,259		Hyundai Steel Co.	739,028	0.1
90,489	@	Impala Platinum Holdings Ltd.	437,563	0.1
247,600		Indocement Tunggal Prakarsa Tbk PT	414,694	0.1
157,700		Indorama Ventures PCL	125,914	0.0
21,645		Industrias Penoles SAB de CV	375,870	0.1
222,000		Jiangxi Copper Co., Ltd.	412,608	0.1
54,279		Jindal Steel & Power Ltd.	135,998	0.0
13,720		Jsw Steel Ltd.	198,890	0.0
22,673		KGHM Polska Miedz SA	716,560	0.1
74,800		Klabin SA	427,958	0.1
1,355		Korea Zinc Co., Ltd.	518,114	0.1
6,518	L	Kumba Iron Ore Ltd.	83,696	0.0
2,281		Kumho Petrochemical Co. Ltd	161,144	0.0
76,000		Lafarge Malaysia Bhd	202,133	0.0
167,000		Lee & Man Paper Manufacturing Ltd.	80,773	0.0
7,346		LG Chem Ltd.	1,491,179	0.2
52,500		Metalurgica Gerdau SA	179,631	0.0
157,900		Mexichem SA de CV	411,792	0.1
61,600	@	Minera Frisco SAB de CV	66,230	0.0
8,710		MMC Norilsk Nickel OJSC	1,556,687	0.3
101,161		Nampak Ltd.	338,899	0.1
752,890	@	Nan Ya Plastics Corp.	1,669,624	0.3
242,000		Nine Dragons Paper Holdings Ltd.	151,324	0.0
2,563		OCI Co. Ltd	238,197	0.0
445,900		Petronas Chemicals Group Bhd	677,655	0.1
10,283		POSCO	2,247,535	0.4
82,243		PPC Ltd.	124,265	0.0
269,300		PTT Global Chemical PCL	432,294	0.1
95,564	@	Sappi Ltd.	385,518	0.1
500,300		Semen Gresik Persero Tbk PT	521,604	0.1
58,270		Sesa Goa Ltd.	177,575	0.0
34,373		Sesa Goa Ltd. ADR	426,225	0.1
35,801		Severstal OAO	405,367	0.1
2,200		Siam Cement PCL	34,611	0.0
57,000		Siam Cement PCL - Foreign	893,380	0.1
546,000	@	Sinopec Shanghai Petrochemical Co. Ltd.	203,529	0.0

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
15,450		Sociedad Quimica y Minera de Chile SA	$280,574	0.0
26,001	L	Southern Copper Corp.	758,709	0.1
56,700		Suzano Papel e Celulose	262,932	0.0
56,545	@	Synthos SA	65,542	0.0
554,000	@	Taiwan Cement Corp.	779,706	0.1
129,000	@	Taiwan Fertilizer Co., Ltd.	223,524	0.0
52,249		Tata Steel Ltd.	264,825	0.0
6,892		Titan Cement Co. SA	157,782	0.0
500	@	TSRC Corp.	534	0.0
6,393		Ultratech Cement Ltd	294,128	0.1
9,077	@	Uralkali GDR	120,880	0.0
169,388	@	Uralkali OJSC	455,143	0.1
113,571		Vale SA ADR	550,819	0.1
202,400		Vale SA	1,138,978	0.2
7,602		Zaklady Azotowe w Tarnowie-Moscicach SA	162,452	0.0
928,000	@,L	Zijin Mining Group Co., Ltd.	293,818	0.0
			41,676,197	6.6

		Telecommunication Services: 7.1%
167,700	L	Advanced Info Service PCL	1,218,729	0.2
376,000	@	Alibaba Health Information Technology Ltd.	328,827	0.1
98,950		America Movil SAB de CV ADR	2,024,517	0.3
3,361,200		America Movil SAB de CV	3,439,757	0.6
212,000	@	Asia Pacific Telecom Co. Ltd.	96,750	0.0
406,600		Axiata Group Bhd	776,768	0.1
97,782		Bharti Airtel Ltd.	614,069	0.1
374,000		China Communications Services Corp., Ltd.	165,897	0.0
976,000		China Mobile Ltd.	12,719,617	2.0
2,134,000		China Telecom Corp., Ltd.	1,364,292	0.2
884,000		China Unicom Hong Kong Ltd.	1,345,708	0.2
595,000	@	Chunghwa Telecom Co., Ltd.	1,901,563	0.3
492,100		Digi.Com BHD	836,490	0.1
18,112	@	Empresa Nacional de Telecom	187,170	0.0
261,000	@	Far EasTone Telecommunications Co., Ltd.	629,648	0.1
5,810		Globe Telecom, Inc.	261,309	0.0
42,755		Hellenic Telecommunications Organization S.A.	378,682	0.1
156,231		Idea Cellular Ltd.	458,997	0.1
2,711	@	KT Corp.	70,895	0.0
32,498		LG Telecom Ltd.	321,952	0.1
303,900		Maxis Bhd	589,028	0.1
13,466		MegaFon OAO GDR	214,300	0.0
79,908		Mobile Telesystems OJSC ADR	807,071	0.1
263,493		MTN Group Ltd.	4,441,742	0.7
24,480	@	Oi SA	39,118	0.0
14,928		Ooredoo QSC	406,362	0.1
489,780	@	Global Telecom Holding	214,795	0.0
15,450		Philippine Long Distance Telephone Co.	982,816	0.2
134,466	@	Reliance Communications Ltd.	127,371	0.0
126,164		Rostelecom OJSC	171,151	0.0
23,132		Sistema JSFC GDR	171,177	0.0
1,412		SK Telecom Co., Ltd.	347,446	0.1
268,000		Taiwan Mobile Co., Ltd.	936,968	0.2
12,276		Telefonica O2 Czech Republic A	98,214	0.0
170,100		Telekom Malaysia BHD	333,038	0.1
119,576		Orange Polska SA	300,487	0.0
7,896,100		Telekomunikasi Indonesia Persero Tbk PT	1,741,058	0.3
26,853	@	Telkom SA Ltd.	175,149	0.0
132,300		Tim Participacoes SA	440,648	0.1
291,400		Tower Bersama Infrastructure Tbk PT	211,167	0.1
1,375,202	@	True Corp. PCL	526,925	0.1
105,362		Turk Telekomunikasyon AS	279,337	0.0
142,352		Turkcell Iletisim Hizmet AS	730,135	0.1
59,880	L	Vodacom Group Pty Ltd.	654,061	0.1
63,858		Vodafone Qatar	309,344	0.1
550,000		XL Axiata Tbk PT	182,743	0.0
			44,573,288	7.1

		Utilities: 3.0%
251,200		Aboitiz Power Corp.	249,921	0.0
421,876		AES Gener SA	229,766	0.0
477,580		Aguas Andinas SA	279,482	0.0
662,000		Beijing Enterprises Water Group Ltd.	450,163	0.1
26,235		CEZ AS	641,288	0.1
800,000	#	CGN Power Co. Ltd.	344,596	0.1
324,000		China Gas Holdings Ltd.	530,151	0.1
457,000		China Longyuan Power Group Corp.	496,706	0.1
134,000		China Resources Gas Group Ltd.	416,901	0.1
298,000		China Resources Power Holdings Co.	747,350	0.1
59,900		Cia de Saneamento Basico do Estado de Sao Paulo	329,759	0.1
18,700		Cia Paranaense de Energia	196,284	0.0
1,340,431		Colbun SA	395,991	0.1
44,900		CPFL Energia S.A.	286,573	0.1
448,000	@	Datang International Power Generation Co., Ltd.	228,542	0.0
12,500		EDP - Energias do Brasil S.A.	40,811	0.0
19,200	@	Centrais Eletricas Brasileiras SA	41,329	0.0

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
562,374		Empresa Nacional de Electricidad S.A.	$840,598	0.1
39,724	@	Enea SA	173,174	0.0
34,190		Energa SA	224,307	0.0
1,615,700		Energy Development Corp.	306,808	0.1
3,324,769		Enersis SA	1,087,777	0.2
58,139		GAIL India Ltd.	361,007	0.1
91,500		Glow Energy PCL	241,003	0.0
416,000		Guangdong Investment Ltd.	545,530	0.1
182,000		Huadian Power International Co.	151,824	0.0
558,000	@	Huaneng Power International, Inc.	662,726	0.1
65,926		Interconexion Electrica SA ESP	188,396	0.0
109,581		Isagen SA ESP	128,547	0.0
40,227		Korea Electric Power Corp.	1,657,743	0.3
4,901		Korea Gas Corp.	178,552	0.0
252,678		NTPC Ltd.	593,029	0.1
1,753,800		Perusahaan Gas Negara PT	642,817	0.1
109,600		Petronas Gas BHD	681,245	0.1
128,476		PGE Polska Grupa Energetyczna SA	705,856	0.1
19,136		Public Power Corp.	116,793	0.0
5,343		Qatar Electricity & Water Co.	286,145	0.1
15,501		Reliance Infrastructure Ltd	107,595	0.0
18,636,910		RusHydro JSC	168,142	0.0
190,663		Tata Power Co. Ltd.	235,094	0.0
203,644		Tauron Polska Energia SA	236,701	0.0
507,000		Tenaga Nasional BHD	1,962,992	0.3
28,700	@	Tractebel Energia S.A.	319,593	0.1
718,900		YTL Corp. Bhd	324,170	0.1
156,395		YTL Power International	63,298	0.0
			19,097,075	3.0

	Total Common Stock
	(Cost $613,351,846)		599,066,332	95.0

PREFERRED STOCK: 2.9%
		Consumer Discretionary: 0.2%
3,791		Hyundai Motor Co.	378,198	0.0
5,868		Hyundai Motor Co.- Series 2	601,441	0.1
84,250		Lojas Americanas SA	435,564	0.1
			1,415,203	0.2

		Energy: 0.5%
270		AK Transneft OAO	576,949	0.1
448,900	@	Petroleo Brasileiro SA	1,378,396	0.2
1,060,923		Surgutneftegas OAO	809,610	0.2
			2,764,955	0.5

		Financials: 1.2%
260,880	@	Banco Bradesco SA	2,421,981	0.4
15,800		Banco do Estado do Rio Grande do Sul	55,001	0.0
15,099		Grupo de Inversiones Suramericana SA	194,545	0.0
279,430		Itau Unibanco Holding S.A.	3,101,130	0.5
511,322		Investimentos Itau SA	1,603,714	0.3
230,036		Sberbank of Russia	179,922	0.0
			7,556,293	1.2

		Information Technology: 0.5%
3,258		Samsung Electronics Co., Ltd.	3,235,056	0.5

		Materials: 0.3%
145,300		Gerdau SA	463,004	0.1
15,432		Grupo Argos SA/Colombia	100,545	0.0
1,125		LG Chem Ltd.	153,705	0.0
37,400		Usinas Siderurgicas de Minas Gerais SA	58,709	0.0
196,500		Vale SA	953,086	0.2
			1,729,049	0.3

		Telecommunication Services: 0.1%
46,600		Telefonica Brasil SA	720,124	0.1

		Utilities: 0.1%
128,859		Cia Energetica de Minas Gerais	523,260	0.1
35,000	@	Cia Energetica de Sao Paulo	261,002	0.0
			784,262	0.1

	Total Preferred Stock
	(Cost $26,449,219)		18,204,942	2.9

RIGHTS: 0.0%
		Financials: 0.0%
4,875	@	Discovery Ltd.	13,999	0.0

	Total Rights
	(Cost $–)		13,999	0.0

WARRANTS: 0.0%
		Consumer Discretionary: 0.0%
12,205	@	Minor International PCL	1,605	0.0

		Materials: 0.0%
24,030	@	Indorama Ventures PCL W1	1,876	0.0
18,484	@	Indorama Ventures PCL W2	1,062	0.0
			2,938	0.0

	Total Warrants
	(Cost $6,212)		4,543	0.0

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
		Utilities: 0.0%
INR	3,158,475	NTPC Ltd., 8.490%, 03/25/25	$50,271	0.0

		Total Corporate Bonds/Notes
		(Cost $50,572)	50,271	0.0

		Total Long-Term Investments
		(Cost $639,857,849)	617,340,087	97.9

SHORT-TERM INVESTMENTS: 1.8%
		Securities Lending Collateralcc: 1.3%
	403,044	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $403,045, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $411,105, due 06/01/16-03/01/45)	403,044	0.1
	1,914,746	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $1,914,755, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,953,041, due 02/15/16-03/01/48)	1,914,746	0.3
	1,914,746	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/15, 0.15%, due 04/01/15 (Repurchase Amount $1,914,754, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,953,041, due 06/01/15-04/01/45)	1,914,746	0.3
	1,914,746	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $1,914,758, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $1,953,041, due 08/15/17-02/15/42)	1,914,746	0.3
	1,914,746	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $1,914,753, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $1,953,041, due 08/18/15-10/20/64)	1,914,746	0.3
			8,062,028	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
3,276,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $3,276,000)	3,276,000	0.5

	Total Short-Term Investments
	(Cost $11,338,028)	11,338,028	1.8

	Total Investments in Securities (Cost $651,195,877)	$628,678,115	99.7
	Assets in Excess of Other Liabilities	1,698,039	0.3
	Net Assets	$630,376,154	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

INR	Indian Rupee

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $657,954,997.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$71,731,425
Gross Unrealized Depreciation	(101,008,307)

Net Unrealized Depreciation	$(29,276,882)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$9,075,622	$46,636,519	$733,972	$56,446,113
Consumer Staples	23,697,464	26,360,395	–	50,057,859
Energy	10,882,000	35,780,612	–	46,662,612
Financials	24,878,089	143,373,142	–	168,251,231
Health Care	4,248,894	10,373,875	–	14,622,769
Industrials	8,810,406	34,221,045	–	43,031,451
Information Technology	12,207,494	102,440,243	–	114,647,737
Materials	11,703,155	29,973,042	–	41,676,197
Telecommunication Services	7,418,839	36,825,622	328,827	44,573,288
Utilities	5,543,495	13,553,580	–	19,097,075
Total Common Stock	118,465,458	479,538,075	1,062,799	599,066,332
Preferred Stock	12,270,061	5,934,881	–	18,204,942
Rights	–	13,999	–	13,999
Warrants	4,543	–	–	4,543
Corporate Bonds/Notes	–	50,271	–	50,271
Short-Term Investments	3,276,000	8,062,028	–	11,338,028
Total Investments, at fair value	$134,016,062	$493,599,254	$1,062,799	$628,678,115
Other Financial Instruments+
Forward Foreign Currency Contracts	–	3,628	–	3,628
Futures	337,117	–	–	337,117
Total Assets	$134,353,179	$493,602,882	$1,062,799	$629,018,860

(1)	For the period ended March 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2015, securities valued at $11,191,387 and $15,288,847 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy. In addition, securities valued at $774,149 were transferred to Level 3 due to significant unobservable inputs.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2015, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Brown Brothers Harriman	South African Rand	3,700,000	Sell	04/07/15	$308,417	$304,789	$3,628
							$3,628

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Index Portfolio	as of March 31, 2015 (Unaudited) (Continued)

At March 31, 2015, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	304	06/19/15	$14,780,480	$337,117
			$14,780,480	$337,117

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Emerging Markets Index Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$3,628
Equity contracts	Futures contracts	337,117
Total Asset Derivatives		$340,745

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2015:

Brown Brothers Harriman
Assets:
Forward foreign currency contracts	$3,628
Total Assets	$3,628

Net OTC derivative instruments by counterparty, at fair value	$3,628

Total collateral pledged by the Portfolio/(Received from counterparty)	$-

Net Exposure(1)	$3,628

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Consumer Discretionary: 8.5%
59,456		Bayerische Motoren Werke AG	$7,404,331	1.6
184,680	L	DaimlerChrysler AG	17,735,624	3.7
194,736		Inditex SA	6,252,108	1.3
50,370		LVMH Moet Hennessy Louis Vuitton SE	8,864,233	1.9
			40,256,296	8.5

		Consumer Staples: 10.3%
142,446		Anheuser-Busch InBev Worldwide, Inc.	17,401,902	3.7
115,942		Carrefour S.A.	3,873,253	0.8
110,860		Danone	7,472,804	1.6
45,373		L'Oreal S.A.	8,357,249	1.7
289,394		Unilever NV	12,093,022	2.5
			49,198,230	10.3

		Energy: 7.2%
499,938		ENI S.p.A.	8,652,964	1.8
186,888	@	Repsol YPF S.A.	3,478,972	0.8
440,703		Total S.A.	21,905,942	4.6
			34,037,878	7.2

		Financials: 26.5%
84,682		Allianz SE	14,702,143	3.1
250,261		Assicurazioni Generali S.p.A.	4,920,655	1.0
388,294		AXA S.A.	9,773,004	2.1
2,607,415		Banco Santander SA	19,546,075	4.1
1,153,337		Banco Bilbao Vizcaya Argentaria S.A.	11,648,103	2.4
207,140		BNP Paribas	12,603,596	2.6
240,716		Deutsche Bank AG	8,342,638	1.8
714,943		ING Groep NV	10,472,427	2.2
2,653,495		Intesa Sanpaolo S.p.A.	9,005,934	1.9
28,329		Muenchener Rueckversicherungs-Gesellschaft AG	6,087,374	1.3
149,201		Societe Generale	7,203,698	1.5
18,170	L	Unibail-Rodamco SE	4,906,537	1.0
1,032,772		UniCredit SpA	7,003,500	1.5
			126,215,684	26.5

		Health Care: 10.4%
153,232		Bayer AG	22,925,851	4.8
40,005		Essilor International SA	4,593,161	1.0
223,855		Sanofi	22,107,620	4.6
			49,626,632	10.4

		Industrials: 10.8%
91,769		Cie de Saint-Gobain	4,029,314	0.8
177,389		Deutsche Post AG	5,526,512	1.2
106,393		Airbus Group NV	6,916,678	1.5
173,221		Koninklijke Philips NV	4,914,255	1.0
108,312		Schneider Electric SE	8,428,675	1.8
145,878		Siemens AG	15,777,250	3.3
97,002		Vinci S.A.	5,542,064	1.2
			51,134,748	10.8

		Information Technology: 5.3%
69,534		ASML Holding NV	7,049,293	1.5
681,552		Nokia OYJ	5,196,649	1.1
176,535		SAP SE	12,759,436	2.7
			25,005,378	5.3

		Materials: 5.3%
63,905		Air Liquide SA	8,227,059	1.7
170,193		BASF SE	16,848,286	3.6
			25,075,345	5.3

		Telecommunication Services: 6.9%
574,015		Deutsche Telekom AG	10,498,935	2.2
358,482		Orange SA	5,757,041	1.2
757,602		Telefonica S.A.	10,780,261	2.3
237,880		Vivendi	5,906,012	1.2
			32,942,249	6.9

		Utilities: 5.5%
370,649		E.ON AG	5,511,132	1.2
1,199,251		Enel S.p.A.	5,417,506	1.1
301,031		GDF Suez	5,943,241	1.2
1,071,077	@	Iberdrola S.A.	6,906,870	1.5
89,474		RWE AG	2,277,993	0.5
			26,056,742	5.5

	Total Common Stock
	(Cost $363,121,964)		459,549,182	96.7

PREFERRED STOCK: 1.6%
		Consumer Discretionary: 1.6%
28,589		Volkswagen AG	7,581,844	1.6

	Total Preferred Stock
	(Cost $5,179,382)		7,581,844	1.6

RIGHTS: 0.1%
		Financials: 0.1%
1,153,337	@	Banco Bilbao Vizcaya Argentaria SA	166,176	0.1

		Telecommunication Services: 0.0%
757,602	@	Telefonica SA	122,192	0.0

	Total Rights
	(Cost $162,138)		288,368	0.1

	Total Long-Term Investments
	(Cost $368,463,484)		467,419,394	98.4

PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of March 31, 2015 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
	Securities Lending Collateralcc: 5.0%
5,642,120	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $5,642,148, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $5,754,963, due 02/15/16-03/01/48)	$5,642,120	1.2
5,642,120	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $5,642,154, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $5,754,963, due 08/15/17-02/15/42)	5,642,120	1.2
5,642,120	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $5,642,140, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $5,754,962, due 08/18/15-10/20/64)	5,642,120	1.2
1,187,714	Royal Bank of Scotland PLC, Repurchase Agreement dated 03/31/15, 0.12%, due 04/01/15 (Repurchase Amount $1,187,718, collateralized by various U.S. Government Securities, 0.250%-8.000%, Market Value plus accrued interest $1,211,471, due 07/31/15-02/15/44)	1,187,714	0.2
5,642,120	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $5,642,156, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $5,755,173, due 04/15/16-01/15/29)	5,642,120	1.2
		23,756,194	5.0

	Total Short-Term Investments
	(Cost $23,756,194)	23,756,194	5.0

	Total Investments in Securities (Cost $392,219,678)	$491,175,588	103.4
	Liabilities in Excess of Other Assets	(15,934,657)	(3.4)
	Net Assets	$475,240,931	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $418,336,394.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$105,975,012
Gross Unrealized Depreciation	(33,135,818)

Net Unrealized Appreciation	$72,839,194

PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock

Consumer Discretionary	$–	$40,256,296	$–	$40,256,296
Consumer Staples	–	49,198,230	–	49,198,230
Energy	–	34,037,878	–	34,037,878
Financials	–	126,215,684	–	126,215,684
Health Care	–	49,626,632	–	49,626,632
Industrials	–	51,134,748	–	51,134,748
Information Technology	–	25,005,378	–	25,005,378
Materials	–	25,075,345	–	25,075,345
Telecommunication Services	–	32,942,249	–	32,942,249
Utilities	–	26,056,742	–	26,056,742
Total Common Stock	–	459,549,182	–	459,549,182
Preferred Stock	–	7,581,844	–	7,581,844
Rights	288,368	–	–	288,368
Short-Term Investments	–	23,756,194	–	23,756,194
Total Investments, at fair value	$288,368	$490,887,220	$–	$491,175,588
Other Financial Instruments+
Forward Foreign Currency Contracts	–	35,077	–	35,077
Total Assets	$288,368	$490,922,297	$–	$491,210,665
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(31,601)	$–	$(31,601)
Futures	(28,587)	–	–	(28,587)
Total Liabilities	$(28,587)	$(31,601)	$–	$(60,188)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2015, the following forward foreign currency contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Morgan Stanley	EU Euro	4,600,000	Buy	06/17/15	$4,982,970	$4,951,369	$(31,601)
Morgan Stanley	EU Euro	2,000,000	Buy	06/17/15	2,117,692	2,152,769	35,077
							$3,476

PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of March 31, 2015 (Unaudited) (Continued)

At March 31, 2015, the following futures contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50®	206	06/19/15	$8,042,687	$(28,587)
			$8,042,687	$(28,587)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Euro STOXX 50® Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$35,077
Total Asset Derivatives		$35,077

		Fair Value

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	31,601
Equity contracts	Futures contracts	28,587
Total Liability Derivatives		$60,188

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2015:

Morgan Stanley
Assets:
Forward foreign currency contracts	$35,077
Total Assets	$35,077

Liabilities:
Forward foreign currency contracts	$31,601
Total Liabilities	$31,601

Net OTC derivative instruments by counterparty, at fair value	$3,476

Total collateral pledged by the Portfolio/(Received from counterparty)	$-

Net Exposure(1)	$3,476

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 10.0%
153,880		Barratt Developments PLC	$1,203,143	0.3
163,806		Sky PLC	2,409,901	0.6
69,207		Burberry Group PLC	1,777,262	0.4
28,506		Carnival PLC	1,393,952	0.4
260,624		Compass Group PLC	4,524,219	1.1
155,417		Dixons Carphone PLC	950,501	0.2
254,434		GKN PLC	1,349,607	0.3
36,928		InterContinental Hotels Group PLC	1,440,321	0.4
584,805		ITV PLC	2,189,528	0.5
370,037		Kingfisher PLC	2,087,767	0.5
257,034		Marks & Spencer Group PLC	2,032,839	0.5
23,002		Next PLC	2,392,163	0.6
127,017		Pearson PLC	2,733,860	0.7
45,201	@	Persimmon PLC	1,113,904	0.3
176,821		Reed Elsevier PLC	3,040,941	0.8
39,549	@	Sports Direct International PLC	355,439	0.1
504,658		Taylor Wimpey PLC	1,156,861	0.3
67,211		TUI AG	1,179,150	0.3
28,168		Whitbread PLC	2,187,234	0.5
205,155		WPP PLC	4,659,177	1.2
			40,177,769	10.0

		Consumer Staples: 16.3%
54,438		Associated British Foods PLC	2,271,859	0.6
291,183		British American Tobacco PLC	15,078,566	3.7
30,836	@	Coca-Cola HBC AG	554,689	0.1
393,457		Diageo PLC	10,872,875	2.7
150,499		Imperial Tobacco Group PLC	6,601,801	1.6
220,608		J Sainsbury PLC	846,561	0.2
100,777		Reckitt Benckiser PLC	8,657,270	2.2
147,678		SABMiller PLC	7,735,602	1.9
1,268,918	@	Tesco PLC	4,529,454	1.1
188,464		Unilever PLC	7,863,335	2.0
338,105		WM Morrison Supermarkets PLC	966,280	0.2
			65,978,292	16.3

		Energy: 13.6%
531,646		BG Group PLC	6,525,254	1.6
2,848,914		BP PLC	18,467,047	4.6
608,483		Royal Dutch Shell PLC - Class A	18,094,435	4.5
383,126		Royal Dutch Shell PLC - Class B	11,934,444	2.9
			55,021,180	13.6

		Financials: 22.2%
150,528		3i Group PLC	1,075,567	0.3
156,012		Aberdeen Asset Management PLC	1,061,392	0.3
30,628		Admiral Group PLC	693,496	0.2
460,063		Aviva PLC	3,681,814	0.9
2,561,097		Barclays PLC	9,244,309	2.3
158,025		British Land Co. PLC	1,947,632	0.5
143,396		Capital Shopping Centres Group PLC	739,275	0.2
234,320		Direct Line Insurance Group PLC	1,105,750	0.3
122,514		Hammerson PLC	1,206,533	0.3
34,084		Hargreaves Lansdown PLC	581,376	0.1
2,978,985		HSBC Holdings PLC	25,385,081	6.3
122,892		Land Securities Group PLC	2,281,514	0.6
927,565		Legal & General Group PLC	3,820,018	0.9
8,443,299		Lloyds TSB Group PLC	9,786,903	2.4
39,536		London Stock Exchange Group PLC	1,437,919	0.4
763,445		Old Mutual PLC	2,506,124	0.6
398,606		Prudential PLC	9,891,541	2.4
212,666		Resolution Ltd.	1,301,941	0.3
337,031	@	Royal Bank of Scotland Group PLC	1,702,573	0.4
158,401		RSA Insurance Group PLC	987,314	0.2
17,654		Schroders PLC	836,292	0.2
80,123		St. James's Place PLC	1,108,192	0.3
316,119		Standard Chartered PLC	5,120,066	1.3
305,546		Standard Life PLC	2,146,969	0.5
			89,649,591	22.2

		Health Care: 10.2%
197,133		AstraZeneca PLC	13,526,904	3.3
759,468		GlaxoSmithKline PLC	17,482,832	4.3
21,030		Hikma Pharmaceuticals PLC	661,891	0.2
91,827		Shire PLC	7,320,702	1.8
140,071		Smith & Nephew PLC	2,388,419	0.6
			41,380,748	10.2

		Industrials: 7.3%
37,483		Aggreko PLC	847,880	0.2
78,626		Ashtead Group PLC	1,260,981	0.3
78,450		Babcock International Group	1,144,413	0.3
494,082		BAE Systems PLC	3,828,903	0.9
51,865		Bunzl PLC	1,406,130	0.3
103,395		Capita Group PLC	1,709,194	0.4
38,810		EasyJet PLC	1,080,133	0.3
155,023		Experian PLC	2,566,086	0.6
242,380		Group 4 Securicor PLC	1,062,450	0.3
286,242	@	International Consolidated Airlines Group SA	2,551,325	0.6
25,111		Intertek Group PLC	930,127	0.2
125,838		Meggitt PLC	1,022,890	0.3
292,393		Rolls-Royce Holdings PLC	4,123,879	1.0
96,852		Royal Mail PLC	628,198	0.2
61,242		Smiths Group PLC	1,012,893	0.3
38,564		Travis Perkins PLC	1,113,455	0.3
33,196		Weir Group PLC	837,651	0.2

PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
41,273	Wolseley PLC	$2,439,410	0.6
		29,565,998	7.3

	Information Technology: 1.2%
220,491	ARM Holdings PLC	3,581,040	0.9
168,246	Sage Group PLC	1,162,193	0.3
		4,743,233	1.2

	Materials: 8.2%
204,121	Anglo American PLC	3,048,528	0.8
55,442	Antofagasta PLC	599,785	0.1
329,934	BHP Billiton PLC	7,240,474	1.8
127,285	CRH PLC - London	3,307,121	0.8
26,476	Fresnillo PLC	267,376	0.1
1,667,186	Glencore PLC	7,038,397	1.7
32,011	Johnson Matthey PLC	1,603,848	0.4
57,368	Mondi PLC	1,102,436	0.3
14,470	Randgold Resources Ltd.	1,003,089	0.2
194,897	Rio Tinto PLC	8,036,907	2.0
		33,247,961	8.2

	Telecommunication Services: 5.5%
1,307,382	BT Group PLC	8,495,130	2.1
4,150,016	Vodafone Group PLC	13,580,143	3.4
		22,075,273	5.5

	Utilities: 4.1%
776,418	Centrica PLC	2,904,028	0.7
589,240	National Grid PLC	7,575,266	1.9
154,246	Scottish & Southern Energy PLC	3,423,159	0.8
37,191	Severn Trent PLC	1,133,671	0.3
106,506	United Utilities Group PLC	1,472,681	0.4
		16,508,805	4.1

	Total Common Stock
	(Cost $344,305,930)	398,348,850	98.6

	Assets in Excess of Other Liabilities	5,833,412	1.4
	Net Assets	$404,182,262	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $346,907,500.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$88,343,537
Gross Unrealized Depreciation	(36,902,187)

Net Unrealized Appreciation	$51,441,350

PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$40,177,769	$–	$40,177,769
Consumer Staples	–	65,978,292	–	65,978,292
Energy	–	55,021,180	–	55,021,180
Financials	–	89,649,591	–	89,649,591
Health Care	–	41,380,748	–	41,380,748
Industrials	–	29,565,998	–	29,565,998
Information Technology	–	4,743,233	–	4,743,233
Materials	–	33,247,961	–	33,247,961
Telecommunication Services	–	22,075,273	–	22,075,273
Utilities	–	16,508,805	–	16,508,805
Total Common Stock	–	398,348,850	–	398,348,850
Total Investments, at fair value	$–	$398,348,850	$–	$398,348,850
Other Financial Instruments+
Forward Foreign Currency Contracts	–	18,296	–	18,296
Total Assets	$–	$398,367,146	$–	$398,367,146
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(55,955)	$–	$(55,955)
Futures	(188,470)	–	–	(188,470)
Total Liabilities	$(188,470)	$(55,955)	$–	$(244,425)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2015, the following forward foreign currency contracts were outstanding for Voya FTSE 100 Index® Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Societe Generale	British Pound	3,200,000	Buy	06/17/15	$4,787,552	$4,744,433	$(43,119)
Societe Generale	British Pound	1,500,000	Buy	06/17/15	2,216,606	2,223,953	7,347
							$(35,772)

The Bank of New York	British Pound	650,000	Sell	06/17/15	$967,474	$963,713	$3,761
Citigroup, Inc.	British Pound	1,200,000	Sell	06/17/15	1,766,327	1,779,163	(12,836)
Morgan Stanley	British Pound	650,000	Sell	06/17/15	970,901	963,713	7,188
							$(1,887)

PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of March 31, 2015 (Unaudited) (Continued)

At March 31, 2015, the following futures contracts were outstanding for Voya FTSE 100 Index® Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	64		$6,386,424	$(188,470)
			$6,386,424	$(188,470)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$18,296
Total Asset Derivatives		$18,296

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$55,955
Equity contracts	Futures contracts	188,470
Total Liability Derivatives		$244,425

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2015:

	The Bank of New York	Citigroup, Inc.	Morgan Stanley	Societe Generale	Totals
Assets:
Forward foreign currency contracts	$3,761	$-	$7,188	$7,347	$18,296
Total Assets	$3,761	$-	$7,188	$7,347	$18,296

Liabilities:
Forward foreign currency contracts	$-	$12,836	$-	$43,119	$55,955
Total Liabilities	$-	$12,836	$-	$43,119	$55,955

Net OTC derivative instruments by counterparty, at fair value	$3,761	$(12,836)	$7,188	$(35,772)	$(37,659)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-

Net Exposure(1)	$3,761	$(12,836)	$7,188	$(35,772)	$(37,659)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

PORTFOLIO OF INVESTMENTS
Voya Global Value Advantage Portfolio	as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 14.4%
66,982		Bayerische Motoren Werke AG	$8,341,579	1.0
251,500		Coach, Inc.	10,419,645	1.3
110,500		Home Depot, Inc.	12,553,905	1.5
153,000		Kohl's Corp.	11,972,250	1.5
170,637		Macy's, Inc.	11,076,047	1.4
111,182		Nike, Inc.	11,154,890	1.4
323,644		Reed Elsevier NV	8,064,399	1.0
107,556		Renault S.A.	9,769,276	1.2
286,800		Toyota Motor Corp.	20,019,709	2.5
121,600		Walt Disney Co.	12,754,624	1.6
			116,126,324	14.4

		Consumer Staples: 8.2%
177,000		Altria Group, Inc.	8,853,540	1.1
99,416		Casino Guichard Perrachon S.A.	8,802,860	1.1
328,900		ConAgra Foods, Inc.	12,014,717	1.5
131,000		Dr Pepper Snapple Group, Inc.	10,280,880	1.2
404,900		Japan Tobacco, Inc.	12,800,859	1.6
58,222		KT&G Corp.	4,654,821	0.6
220,049		Unilever NV	9,195,275	1.1
			66,602,952	8.2

		Energy: 7.1%
108,300		Hess Corp.	7,350,321	0.9
104,400		Occidental Petroleum Corp.	7,621,200	0.9
169,142		Royal Dutch Shell PLC - Class A ADR	10,089,320	1.3
120,842		Sasol Ltd.	4,080,062	0.5
150,525		Schlumberger Ltd.	12,559,806	1.6
307,030	L	Total S.A.	15,261,483	1.9
			56,962,192	7.1

		Financials: 19.0%
348,089		Admiral Group PLC	7,881,624	1.0
2,917,000		Aozora Bank Ltd.	10,339,483	1.3
12,663,000		Bank of China Ltd.	7,320,175	0.9
208,300		Blackstone Group LP	8,100,787	1.0
8,795,000		China Construction Bank	7,299,737	0.9
199,500		Host Hotels & Resorts, Inc.	4,025,910	0.5
2,917,432		Intesa Sanpaolo S.p.A.	9,901,733	1.2
219,837		JPMorgan Chase & Co.	13,317,725	1.6
2,518,051		Legal & General Group PLC	10,370,162	1.3
228,795		Macquarie Group Ltd.	13,299,024	1.6
1,081,084		Natixis	8,097,924	1.0
137,822		Prudential Financial, Inc.	11,068,485	1.4
198,355		Starwood Property Trust, Inc.	4,820,027	0.6
107,956		Swiss Re Ltd.	10,413,216	1.3
485,400		United Overseas Bank Ltd.	8,136,355	1.0
61,700		Ventas, Inc.	4,505,334	0.6
261,400		Wells Fargo & Co.	14,220,160	1.8
			153,117,861	19.0

		Health Care: 13.6%
95,100		Cardinal Health, Inc.	8,584,677	1.0
115,308	@	Gilead Sciences, Inc.	11,315,174	1.4
149,500		Medtronic PLC	11,659,505	1.4
234,300		Merck & Co., Inc.	13,467,564	1.7
158,317		Novartis AG	15,625,965	1.9
441,500		Pfizer, Inc.	15,359,785	1.9
51,103		Roche Holding AG - Genusschein	14,042,701	1.8
190,600		Shionogi & Co., Ltd.	6,345,176	0.8
113,800		UnitedHealth Group, Inc.	13,461,402	1.7
			109,861,949	13.6

		Industrials: 12.2%
7,396,900		China Railway Construction Corp. Ltd.	11,027,439	1.4
196,144		Airbus Group NV	12,751,449	1.6
504,000	L	LIXIL Group Corp.	11,927,553	1.5
232,400		KAR Auction Services, Inc.	8,814,932	1.1
737,800		Mitsubishi Corp.	14,825,230	1.8
287,081		Koninklijke Philips NV	8,144,447	1.0
99,776		Siemens AG	10,791,147	1.3
89,000		Union Pacific Corp.	9,639,590	1.2
93,700		United Technologies Corp.	10,981,640	1.3
			98,903,427	12.2

		Information Technology: 11.7%
213,634		Apple, Inc.	26,582,478	3.3
476,167		Cisco Systems, Inc.	13,106,497	1.6
347,000		MediaTek, Inc.	4,686,500	0.6
275,000		Microchip Technology, Inc.	13,447,500	1.7
486,896		Microsoft Corp.	19,794,757	2.4
203,000		Oracle Corp.	8,759,450	1.1
333,900		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,839,972	1.0
			94,217,154	11.7

		Materials: 4.8%
116,718		BASF SE	11,554,519	1.4
434,108		BHP Billiton Ltd.	10,090,413	1.3
199,256		Koninklijke DSM NV	11,105,370	1.4
303,500		Steel Dynamics, Inc.	6,100,350	0.7
			38,850,652	4.8

		Telecommunication Services: 4.1%
5,026,645		Bezeq Israeli Telecommunication Corp., Ltd.	9,360,332	1.2
238,300		CenturyLink, Inc.	8,233,265	1.0
754,000		China Mobile Ltd.	9,826,425	1.2
338,253		MTN Group Ltd.	5,701,983	0.7
			33,122,005	4.1

		Utilities: 2.4%
260,800		Southern Co.	11,548,224	1.4

PORTFOLIO OF INVESTMENTS
Voya Global Value Advantage Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
478,849	Suez Environnement S.A.	$8,244,076	1.0
		19,792,300	2.4

	Total Common Stock
	(Cost $778,814,191)	787,556,816	97.5

PREFERRED STOCK: 1.2%
	Financials: 0.7%
480,360	Itau Unibanco Holding S.A.	5,331,062	0.7

	Utilities: 0.5%
1,035,708	Cia Energetica de Minas Gerais	4,205,723	0.5

	Total Preferred Stock
	(Cost $10,240,149)	9,536,785	1.2

	Total Long-Term Investments
	(Cost $789,054,340)	797,093,601	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
	Securities Lending Collateralcc: 2.0%
828,458	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $828,461, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $845,027, due 06/01/16-03/01/45)	828,458	0.1
3,935,591	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $3,935,610, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $4,014,303, due 02/15/16-03/01/48)	3,935,591	0.5
3,935,591	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/15, 0.15%, due 04/01/15 (Repurchase Amount $3,935,607, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $4,014,303, due 06/01/15-04/01/45)	3,935,591	0.5
3,935,591	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $3,935,615, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $4,014,303, due 08/15/17-02/15/42)	3,935,591	0.4
3,935,591	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $3,935,605, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $4,014,303, due 08/18/15-10/20/64)	3,935,591	0.5
		16,570,822	2.0

Shares		Value	Percentage of Net Assets
		Mutual Funds: 1.0%
7,779,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $7,779,000)	7,779,000	1.0

	Total Short-Term Investments
	(Cost $24,349,822)	24,349,822	3.0

	Total Investments in Securities (Cost $813,404,162)	$821,443,423	101.7
	Liabilities in Excess of Other Assets	(14,103,407)	(1.7)
	Net Assets	$807,340,016	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.

PORTFOLIO OF INVESTMENTS
Voya Global Value Advantage Portfolio	as of March 31, 2015 (Unaudited) (Continued)

@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $813,952,230.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$29,584,980
Gross Unrealized Depreciation	(22,093,787)

Net Unrealized Appreciation	$7,491,193

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$69,931,361	$46,194,963	$–	$116,126,324
Consumer Staples	35,803,958	30,798,994	–	66,602,952
Energy	37,620,647	19,341,545	–	56,962,192
Financials	60,058,428	93,059,433	–	153,117,861
Health Care	73,848,107	36,013,842	–	109,861,949
Industrials	29,436,162	69,467,265	–	98,903,427
Information Technology	89,530,654	4,686,500	–	94,217,154
Materials	6,100,350	32,750,302	–	38,850,652
Telecommunication Services	8,233,265	24,888,740	–	33,122,005
Utilities	11,548,224	8,244,076	–	19,792,300
Total Common Stock	422,111,156	365,445,660	–	787,556,816
Preferred Stock	9,536,785	–	–	9,536,785
Short-Term Investments	7,779,000	16,570,822	–	24,349,822
Total Investments, at fair value	$439,426,941	$382,016,482	$–	$821,443,423

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of March 31, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.7%
	Consumer Discretionary: 2.9%
479,000	Belle International Holdings	$559,148	0.5
241,000	Galaxy Entertainment Group Ltd.	1,094,223	1.0
605,028	Li & Fung Ltd.	590,774	0.5
248,400	Sands China Ltd.	1,027,192	0.9
		3,271,337	2.9

	Consumer Staples: 2.8%
141,000	China Mengniu Diary Co., Ltd.	749,318	0.6
123,286	China Resources Enterprise	241,721	0.2
82,500	Hengan International Group Co., Ltd.	993,038	0.9
202,000	Tingyi Cayman Islands Holding Corp.	434,907	0.4
752,000	Want Want China Holdings Ltd.	800,254	0.7
		3,219,238	2.8

	Energy: 7.4%
2,628,438	China Petroleum & Chemical Corp.	2,094,637	1.9
351,841	China Shenhua Energy Co., Ltd.	897,440	0.8
1,843,714	CNOOC Ltd.	2,602,080	2.3
332,000	Kunlun Energy Co. Ltd.	322,458	0.3
2,178,604	PetroChina Co., Ltd.	2,419,338	2.1
		8,335,953	7.4

	Financials: 57.4%
1,242,000	AIA Group Ltd.	7,797,879	6.9
8,186,746	Bank of China Ltd.	4,732,560	4.2
899,451	Bank of Communications Co., Ltd.	773,031	0.7
144,784	Bank of East Asia Ltd.	576,745	0.5
380,629	BOC Hong Kong Holdings Ltd.	1,357,499	1.2
8,674,107	China Construction Bank	7,199,398	6.4
766,911	China Life Insurance Co., Ltd.	3,371,155	3.0
420,991	China Overseas Land & Investment Ltd.	1,359,547	1.2
236,444	China Resources Land Ltd.	668,240	0.6
143,239	CK Hutchison Holdings Ltd.	2,926,448	2.6
230,706	Hang Lung Properties Ltd.	648,168	0.6
78,743	Hang Seng Bank Ltd.	1,425,159	1.3
108,248	Henderson Land Development Co., Ltd.	760,449	0.7
114,341	Hong Kong Exchanges and Clearing Ltd.	2,802,756	2.5
1,476,428	HSBC Holdings PLC	12,634,940	11.2
7,608,340	Industrial and Commercial Bank of China Ltd.	5,627,754	5.0
236,500	Link Real Estate Investment Trust	1,459,012	1.3
535,100	New World Development Ltd.	620,363	0.5
269,216	Ping An Insurance Group Co. of China Ltd.	3,229,685	2.8
311,265	Sino Land Co.	507,559	0.4
160,555	Sun Hung Kai Properties Ltd.	2,475,676	2.2
61,091	Swire Pacific Ltd.	831,600	0.7
139,637	Wharf Holdings Ltd.	974,785	0.9
		64,760,408	57.4

	Industrials: 4.8%
122,818	Cathay Pacific Airways Ltd.	284,207	0.2
131,593	China Merchants Holdings International Co., Ltd.	515,687	0.5
512,811	Citic Pacific Ltd.	877,719	0.8
220,464	Hutchison Whampoa Ltd.	3,055,819	2.7
149,643	MTR Corp.	711,748	0.6
		5,445,180	4.8

	Information Technology: 10.7%
746,000	Lenovo Group Ltd.	1,087,078	1.0
579,575	Tencent Holdings Ltd.	11,006,081	9.7
		12,093,159	10.7

	Telecommunication Services: 8.1%
631,101	China Mobile Ltd.	8,224,757	7.3
619,110	China Unicom Hong Kong Ltd.	942,467	0.8
		9,167,224	8.1

	Utilities: 4.6%
195,654	China Resources Power Holdings Co.	490,678	0.4
195,431	CLP Holdings Ltd.	1,708,091	1.5
651,965	Hong Kong & China Gas	1,509,656	1.4
142,822	Power Assets Holdings Ltd.	1,457,905	1.3
		5,166,330	4.6

	Total Common Stock
	(Cost $83,557,751)	111,458,829	98.7

SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
628,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $628,000)	628,000	0.6

	Total Short-Term Investments
	(Cost $628,000)	628,000	0.6

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of March 31, 2015 (Unaudited) (Continued)

Total Investments in Securities (Cost $84,185,751)	$112,086,829	99.3
Assets in Excess of Other Liabilities	797,013	0.7
Net Assets	$112,883,842	100.0

††	Rate shown is the 7-day yield as of March 31, 2015.

Cost for federal income tax purposes is $87,444,923.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$29,645,826
Gross Unrealized Depreciation	(5,003,920)

Net Unrealized Appreciation	$24,641,906

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$590,774	$2,680,563	$–	$3,271,337
Consumer Staples	749,318	2,469,920	–	3,219,238
Energy	–	8,335,953	–	8,335,953
Financials	–	64,760,408	–	64,760,408
Industrials	284,207	5,160,973	–	5,445,180
Information Technology	–	12,093,159	–	12,093,159
Telecommunication Services	–	9,167,224	–	9,167,224
Utilities	–	5,166,330	–	5,166,330
Total Common Stock	1,624,299	109,834,530	–	111,458,829
Short-Term Investments	628,000	–	–	628,000
Total Investments, at fair value	$2,252,299	$109,834,530	$–	$112,086,829
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,854	–	1,854
Futures	41,993	–	–	41,993
Total Assets	$2,294,292	$109,836,384	$–	$112,130,676
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(202)	$–	$(202)
Total Liabilities	$–	$(202)	$–	$(202)

(1)	For the period ended March 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2015, securities valued at $2,463,259 and $605,291 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of March 31, 2015 (Unaudited) (Continued)

At March 31, 2015, the following forward foreign currency contracts were outstanding for Voya Hang Seng Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Goldman Sachs & Co.	Hong Kong Sar Dollar	7,600,000	Buy	06/17/15	$979,953	$980,175	$222
Morgan Stanley	Hong Kong Sar Dollar	7,800,000	Buy	06/17/15	1,004,336	1,005,968	1,632
							$1,854

Morgan Stanley	Hong Kong Sar Dollar	4,800,000	Sell	06/17/15	$618,856	$619,058	$(202)
							$(202)

At March 31, 2015, the following futures contracts were outstanding for Voya Hang Seng Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	12	04/29/15	$1,930,875	$41,993
			$1,930,875	$41,993

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,854
Equity contracts	Futures contracts	41,993
Total Asset Derivatives		$43,847

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$202
Total Liability Derivatives		$202

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2014:

	Goldman Sachs & Co.	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$222	$1,632	$1,854
Total Assets	$222	$1,632	$1,854

Liabilities:
Forward foreign currency contracts	$-	$202	$202
Total Liabilities	$-	$202	$202

Net OTC derivative instruments by counterparty, at fair value	$222	$1,430	$1,652

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$222	$1,430	$1,652

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Consumer Discretionary: 13.2%
8,249	@	Amazon.com, Inc.	$3,069,453	0.4
8,555		Chipotle Mexican Grill, Inc.	5,565,370	0.7
46,889		Coach, Inc.	1,942,611	0.3
190,925		Comcast Corp. – Class A	10,781,535	1.4
76,026		Delphi Automotive PLC	6,062,313	0.8
55,526	@	DirecTV Group	4,725,263	0.6
74,283		Gap, Inc.	3,218,682	0.4
140,021		Hilton Worldwide Holdings, Inc.	4,147,422	0.5
100,726		Home Depot, Inc.	11,443,481	1.5
43,694		Kohl's Corp.	3,419,055	0.5
55,969		Lowe's Cos, Inc.	4,163,534	0.6
95,807		Macy's, Inc.	6,218,832	0.8
7,871		McDonald's Corp.	766,950	0.1
64,049		Michael Kors Holdings Ltd.	4,211,222	0.6
84,933		Nike, Inc.	8,521,328	1.1
50,016		Ross Stores, Inc.	5,269,686	0.7
30,246	@	Ulta Salon Cosmetics & Fragrance, Inc.	4,562,609	0.6
113,328		Walt Disney Co.	11,886,974	1.6
			99,976,320	13.2

		Consumer Staples: 10.1%
186,929		Altria Group, Inc.	9,350,189	1.2
90,292		Archer-Daniels-Midland Co.	4,279,841	0.6
137,760		Avon Products, Inc.	1,100,702	0.1
78,091		Coca-Cola Co.	3,166,590	0.4
173,765		ConAgra Foods, Inc.	6,347,635	0.8
12,698		Costco Wholesale Corp.	1,923,684	0.3
102,147		CVS Caremark Corp.	10,542,592	1.4
54,946		Dr Pepper Snapple Group, Inc.	4,312,162	0.6
24,584		Kimberly-Clark Corp.	2,633,192	0.4
28,352		Lorillard, Inc.	1,852,803	0.2
43,511	@	Monster Beverage Corp.	6,021,705	0.8
105,646		PepsiCo, Inc.	10,101,871	1.3
18,628		Philip Morris International, Inc.	1,403,247	0.2
136,041		Procter & Gamble Co.	11,147,200	1.5
27,478		Wal-Mart Stores, Inc.	2,260,065	0.3
			76,443,478	10.1

		Energy: 7.6%
58,432		Anadarko Petroleum Corp.	4,838,754	0.6
62,306	@	Cameron International Corp.	2,811,247	0.4
53,768		Chevron Corp.	5,644,565	0.7
41,632		EOG Resources, Inc.	3,817,238	0.5
43,172		EQT Corp.	3,577,664	0.5
147,955		ExxonMobil Corp.	12,576,175	1.7
32,934		Hess Corp.	2,235,230	0.3
88,139		Occidental Petroleum Corp.	6,434,147	0.8
70,912		Royal Dutch Shell PLC - Class A ADR	4,229,901	0.6
69,932		Schlumberger Ltd.	5,835,126	0.8
77,670		Valero Energy Corp.	4,941,365	0.7
			56,941,412	7.6

		Financials: 15.4%
8,873	@	Affiliated Managers Group, Inc.	1,905,743	0.3
36,179		Ameriprise Financial, Inc.	4,733,660	0.6
16,182		Aon PLC	1,555,414	0.2
292,372		Bank of America Corp.	4,499,605	0.6
59,210	@	Berkshire Hathaway, Inc. – Class B	8,545,187	1.1
134,181		Blackstone Group LP	5,218,299	0.7
24,982		Capital One Financial Corp.	1,969,081	0.3
49,175		Charles Schwab Corp.	1,496,887	0.2
64,269		Citigroup, Inc.	3,311,139	0.4
105,143		Discover Financial Services	5,924,808	0.8
40,576		Gaming and Leisure Properties, Inc.	1,496,037	0.2
40,110		HCP, Inc.	1,733,153	0.2
271,079		Host Hotels & Resorts, Inc.	5,470,374	0.7
11,577		Intercontinental Exchange, Inc.	2,700,567	0.4
55,375		Invesco Ltd.	2,197,834	0.3
234,553		JPMorgan Chase & Co.	14,209,221	1.9
186,400		Keycorp	2,639,424	0.3
71,257		Lincoln National Corp.	4,094,427	0.5
205,091		Navient Corp.	4,169,500	0.6
113,464		ProLogis, Inc.	4,942,492	0.7
56,892		Prudential Financial, Inc.	4,568,997	0.6
163,974		Starwood Property Trust, Inc.	3,984,568	0.5
48,346		Travelers Cos., Inc.	5,227,653	0.7
253,060		Wells Fargo & Co.	13,766,464	1.8
163,017		XL Group PLC	5,999,026	0.8
			116,359,560	15.4

		Health Care: 14.8%
40,412		AbbVie, Inc.	2,365,718	0.3
6,373	@	Actavis PLC	1,896,732	0.2
21,750		Aetna, Inc.	2,317,028	0.3
8,358	@	Alexion Pharmaceuticals, Inc.	1,448,441	0.2
44,610		Amgen, Inc.	7,130,909	0.9
33,550		Anthem, Inc.	5,180,456	0.7
1,893	@	Biogen, Inc.	799,300	0.1
52,225		Bristol-Myers Squibb Co.	3,368,513	0.4
65,087		Cardinal Health, Inc.	5,875,404	0.8
16,537		Celgene Corp.	1,906,385	0.3
45,840		Cigna Corp.	5,933,530	0.8
29,581	@	Edwards Lifesciences Corp.	4,214,109	0.6
113,402	@	Gilead Sciences, Inc.	11,128,138	1.5
81,280		Johnson & Johnson	8,176,768	1.1
8,542		McKesson Corp.	1,932,200	0.3
113,833		Medtronic PLC	8,877,836	1.2

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
211,976		Merck & Co., Inc.	$12,184,380	1.6
54,772	@	Mylan NV	3,250,718	0.4
419,835		Pfizer, Inc.	14,606,060	1.9
76,415		UnitedHealth Group, Inc.	9,039,130	1.2
			111,631,755	14.8

		Industrials: 10.2%
11,889		3M Co.	1,961,090	0.3
73,815	L	ADT Corp.	3,064,799	0.4
32,197		Ametek, Inc.	1,691,630	0.2
62,522		Boeing Co.	9,383,302	1.3
13,147		Cummins, Inc.	1,822,700	0.2
89,179		Danaher Corp.	7,571,297	1.0
66,613		Delta Airlines, Inc.	2,994,920	0.4
43,571		Equifax, Inc.	4,052,103	0.5
11,008		FedEx Corp.	1,821,274	0.2
29,001		Fluor Corp.	1,657,697	0.2
51,617		General Dynamics Corp.	7,005,975	0.9
285,804		General Electric Co.	7,090,797	0.9
15,747		Parker Hannifin Corp.	1,870,429	0.3
38,187		Republic Services, Inc.	1,548,865	0.2
13,033		Robert Half International, Inc.	788,757	0.1
20,550		Roper Industries, Inc.	3,534,600	0.5
120,687		Southwest Airlines Co.	5,346,434	0.7
47,632		Textron, Inc.	2,111,527	0.3
71,187		Union Pacific Corp.	7,710,264	1.0
36,478		United Technologies Corp.	4,275,222	0.6
			77,303,682	10.2

		Information Technology: 18.8%
285,928		Apple, Inc.	35,578,021	4.7
402,353		Cisco Systems, Inc.	11,074,766	1.5
41,569	@	Cognizant Technology Solutions Corp.	2,593,490	0.3
40,755		Computer Sciences Corp.	2,660,486	0.3
96,176	@	Electronic Arts, Inc.	5,656,592	0.7
158,255		EMC Corp.	4,044,998	0.5
31,875	@	F5 Networks, Inc.	3,663,713	0.5
60,104		Facebook, Inc.	4,941,450	0.7
11,412		Google, Inc. - Class A	6,330,236	0.8
5,802		Google, Inc. - Class C	3,179,496	0.4
86,002		Hewlett-Packard Co.	2,679,822	0.4
27,259		International Business Machines Corp.	4,375,070	0.6
205,504		Intel Corp.	6,426,110	0.8
87,659		Microchip Technology, Inc.	4,286,525	0.6
47,967	@	Micron Technology, Inc.	1,301,345	0.2
462,115		Microsoft Corp.	18,787,285	2.5
57,668		NetApp, Inc.	2,044,907	0.3
185,887		Oracle Corp.	8,021,024	1.1
107,750		Qualcomm, Inc.	7,471,385	1.0
32,536	@	Red Hat, Inc.	2,464,602	0.3
29,136		Visa, Inc.	1,905,786	0.2
30,941		Western Digital Corp.	2,815,941	0.4
			142,303,050	18.8

		Materials: 3.1%
39,422	@	Crown Holdings, Inc.	2,129,577	0.3
57,588		Eastman Chemical Co.	3,988,545	0.6
96,753		International Paper Co.	5,368,824	0.7
35,498		LyondellBasell Industries NV - Class A	3,116,724	0.4
101,857		Mosaic Co.	4,691,533	0.6
29,664		Packaging Corp. of America	2,319,428	0.3
83,837		Steel Dynamics, Inc.	1,685,124	0.2
			23,299,755	3.1

		Telecommunication Services: 2.6%
111,751		AT&T, Inc.	3,648,670	0.5
38,535		CenturyLink, Inc.	1,331,384	0.2
234,982		Frontier Communications Corp.	1,656,623	0.2
257,371		Verizon Communications, Inc.	12,515,952	1.7
			19,152,629	2.6

		Utilities: 3.1%
28,501		Consolidated Edison, Inc.	1,738,561	0.2
24,738		DTE Energy Co.	1,996,109	0.2
67,464		Entergy Corp.	5,227,785	0.7
68,274		Pinnacle West Capital Corp.	4,352,468	0.6
104,362		Public Service Enterprise Group, Inc.	4,374,855	0.6
132,081		Southern Co.	5,848,547	0.8
			23,538,325	3.1

	Total Common Stock
	(Cost $625,477,785)		746,949,966	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateralcc: 0.4%
106,021	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $106,022, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $108,141, due 02/15/16-03/01/48)	106,021	0.0

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $1,000,006, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $1,020,000, due 08/15/17-02/15/42)	$1,000,000	0.1
1,000,000	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $1,020,000, due 08/18/15-10/20/64)	1,000,000	0.1
1,000,000	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $1,000,006, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,020,037, due 04/15/16-01/15/29)	1,000,000	0.2
		3,106,021	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
8,532,715	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $8,532,715)	8,532,715	1.1

	Total Short-Term Investments
	(Cost $11,638,736)	11,638,736	1.5

	Total Investments in Securities (Cost $637,116,521)	$758,588,702	100.4
	Liabilities in Excess of Other Assets	(2,746,920)	(0.4)
	Net Assets	$755,841,782	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $638,777,050.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$131,993,780
Gross Unrealized Depreciation	(12,182,128)

Net Unrealized Appreciation	$119,811,652

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$746,949,966	$–	$–	$746,949,966
Short-Term Investments	8,532,715	3,106,021	–	11,638,736
Total Investments, at fair value	$755,482,681	$3,106,021	$–	$758,588,702
Liabilities Table
Other Financial Instruments+
Futures	$(17,682)	$–	$–	$(17,682)
Total Liabilities	$(17,682)	$–	$–	$(17,682)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2015, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	46	06/19/15	$4,739,840	$(17,682)
			$4,739,840	$(17,682)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Index Plus LargeCap Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$17,682
Total Liability Derivatives		$17,682

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 13.6%
10,071		Advance Auto Parts, Inc.	$1,507,528	0.2
104,547		Brinker International, Inc.	6,435,913	0.9
14,101	@	Buffalo Wild Wings, Inc.	2,555,665	0.4
87,864		Cheesecake Factory	4,334,331	0.6
5,637		Chipotle Mexican Grill, Inc.	3,667,094	0.5
40,811		Cinemark Holdings, Inc.	1,839,352	0.3
49,372		CST Brands, Inc.	2,163,975	0.3
245,019		Dana Holding Corp.	5,184,602	0.7
36,978		DineEquity, Inc.	3,957,016	0.5
121,800		Foot Locker, Inc.	7,673,400	1.1
187,420		Gentex Corp.	3,429,786	0.5
112,194		International Speedway Corp.	3,658,646	0.5
130,152		Jarden Corp.	6,885,041	1.0
406,954	@,L	JC Penney Co., Inc.	3,422,483	0.5
129,079	L	KB Home	2,016,214	0.3
77,310		Life Time Fitness, Inc.	5,485,918	0.8
234,508	@	LKQ Corp.	5,994,024	0.8
65,280	@	Lululemon Athletica, Inc.	4,179,226	0.6
99,620	L	MDC Holdings, Inc.	2,839,170	0.4
57,641		Murphy USA, Inc.	4,171,479	0.6
231,399	@	Office Depot, Inc.	2,128,871	0.3
14,514		Polaris Industries, Inc.	2,047,925	0.3
10,321		Signet Jewelers Ltd.	1,432,452	0.2
25,921		Sotheby's	1,095,421	0.1
25,471		Thor Industries, Inc.	1,610,022	0.2
51,905	@	Toll Brothers, Inc.	2,041,943	0.3
34,766	@	Ulta Salon Cosmetics & Fragrance, Inc.	5,244,451	0.7
			97,001,948	13.6

		Consumer Staples: 4.5%
9,115		Boston Beer Co., Inc.	2,437,351	0.3
44,161		Church & Dwight Co., Inc.	3,772,233	0.5
199,669		Dean Foods Co.	3,300,528	0.5
12,041		Energizer Holdings, Inc.	1,662,260	0.2
203,277		Flowers Foods, Inc.	4,622,519	0.7
100,178		Hain Celestial Group, Inc.	6,416,401	0.9
67,245		Ingredion, Inc.	5,233,006	0.7
37,407		Molson Coors Brewing Co.	2,784,951	0.4
59,545		Sprouts Farmers Market, Inc.	2,097,770	0.3
			32,327,019	4.5

		Energy: 3.6%
208,057		California Resources Corp.	1,583,314	0.2
21,060	@	Cameron International Corp.	950,227	0.1
116,522		Consol Energy, Inc.	3,249,799	0.5
45,861	@	Dril-Quip, Inc.	3,136,434	0.4
40,220		EQT Corp.	3,333,031	0.5
109,577	@	Helix Energy Solutions Group, Inc.	1,639,272	0.2
35,364		HollyFrontier Corp.	1,424,108	0.2
134,643		Patterson-UTI Energy, Inc.	2,527,922	0.4
30,124		Rosetta Resources, Inc.	512,710	0.1
117,570		Rowan Companies PLC	2,082,165	0.3
13,189		SM Energy Co.	681,607	0.1
124,821	@	Unit Corp.	3,492,492	0.5
82,218		WPX Energy, Inc.	898,643	0.1
			25,511,724	3.6

		Financials: 23.7%
16,492	@	Affiliated Managers Group, Inc.	3,542,152	0.5
100,924		Alexander & Baldwin, Inc.	4,357,898	0.6
152,496		Arthur J. Gallagher & Co.	7,129,188	1.0
35,012		Aspen Insurance Holdings Ltd.	1,653,617	0.2
114,335		Carlyle Group L.P.	3,098,478	0.4
31,455		City National Corp.	2,802,011	0.4
159,968		Corporate Office Properties Trust SBI MD	4,699,860	0.7
37,060		Corrections Corp. of America	1,492,036	0.2
80,461		DCT Industrial Trust, Inc.	2,788,778	0.4
41,907		Everest Re Group Ltd.	7,291,818	1.0
118,840		Extra Space Storage, Inc.	8,030,019	1.1
10,306		Federal Realty Investment Trust	1,517,146	0.2
81,625		First American Financial Corp.	2,912,380	0.4
137,519		First Horizon National Corp.	1,965,146	0.3
164,591		FirstMerit Corp.	3,137,104	0.4
130,777		HCC Insurance Holdings, Inc.	7,411,133	1.0
144,516		Highwoods Properties, Inc.	6,615,942	0.9
26,727		Home Properties, Inc.	1,851,914	0.3
147,226		Host Hotels & Resorts, Inc.	2,971,021	0.4
7,614		Jones Lang LaSalle, Inc.	1,297,426	0.2
333,051		Keycorp	4,716,002	0.7
162,172		LaSalle Hotel Properties	6,302,004	0.9
71,952		Mack-Cali Realty Corp.	1,387,235	0.2
14,195		Mid-America Apartment Communities, Inc.	1,096,848	0.2
322,352		Old Republic International Corp.	4,815,939	0.7
70,209		Omega Healthcare Investors, Inc.	2,848,379	0.4
64,574		PacWest Bancorp	3,027,875	0.4
27,103		Primerica, Inc.	1,379,543	0.2
74,005		Prosperity Bancshares, Inc.	3,883,782	0.6
25,783		Raymond James Financial, Inc.	1,463,959	0.2
32,683		Realty Income Corp.	1,686,443	0.2

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
26,730		Reinsurance Group of America, Inc.	$2,490,969	0.4
127,583		SEI Investments Co.	5,625,134	0.8
43,510		Senior Housing Properties Trust	965,487	0.1
60,192		Signature Bank	7,799,679	1.1
205,873		Starwood Property Trust, Inc.	5,002,714	0.7
81,343	@	Stifel Financial Corp.	4,534,872	0.6
58,947	@	SVB Financial Group	7,488,627	1.1
77,327		Synovus Financial Corp.	2,165,929	0.3
116,743		The Geo Group, Inc.	5,106,339	0.7
20,487		UDR, Inc.	697,173	0.1
92,935		Validus Holdings Ltd.	3,912,563	0.6
11,376		Waddell & Reed Financial, Inc.	563,567	0.1
58,687		Webster Financial Corp.	2,174,353	0.3
138,715		Weingarten Realty Investors	4,990,966	0.7
144,585		WP GLIMCHER, Inc.	2,404,449	0.3
73,228		WR Berkley Corp.	3,698,746	0.5
			168,794,643	23.7

		Health Care: 10.2%
11,819		Align Technology, Inc.	635,685	0.1
99,192		Centene Corp.	7,011,882	1.0
78,500		Charles River Laboratories International, Inc.	6,224,265	0.9
115,993	@	Community Health Systems, Inc.	6,064,114	0.9
3,763		Cooper Cos., Inc.	705,261	0.1
83,420		Health Net, Inc.	5,046,076	0.7
44,225		Hill-Rom Holdings, Inc.	2,167,025	0.3
176,534	@	Hologic, Inc.	5,830,035	0.8
31,891	@	Medivation, Inc.	4,116,171	0.6
111,519	@	Mednax, Inc.	8,086,243	1.1
15,421		Mettler Toledo International, Inc.	5,068,112	0.7
26,652		Owens & Minor, Inc.	901,904	0.1
21,361		Resmed, Inc.	1,533,293	0.2
17,742	@	Salix Pharmaceuticals Ltd.	3,065,995	0.4
75,725		Steris Corp.	5,321,196	0.7
76,064	@	Thoratec Corp.	3,186,321	0.5
4,012	@	United Therapeutics Corp.	691,809	0.1
53,590	@	VCA, Inc.	2,937,804	0.4
42,746		WellCare Health Plans, Inc.	3,909,549	0.6
			72,502,740	10.2

		Industrials: 15.6%
62,885		Aecom Technology Corp.	1,938,116	0.3
102,876		Alaska Air Group, Inc.	6,808,334	1.0
81,997		Ametek, Inc.	4,308,122	0.6
33,206		AO Smith Corp.	2,180,306	0.3
66,189		Clarcor, Inc.	4,372,445	0.6
65,725		Con-way, Inc.	2,900,444	0.4
6,160		Corporate Executive Board Co.	491,938	0.1
5,200		Deluxe Corp.	360,256	0.0
49,056		Fortune Brands Home & Security, Inc.	2,329,179	0.3
20,158		GATX Corp.	1,168,761	0.2
20,641	@	Genesee & Wyoming, Inc.	1,990,618	0.3
60,384		Granite Construction, Inc.	2,121,894	0.3
51,157		Hubbell, Inc.	5,607,830	0.8
30,136		Huntington Ingalls Industries, Inc.	4,223,560	0.6
301,033	@,L	JetBlue Airways Corp.	5,794,885	0.8
106,892		KLX, Inc.	4,119,618	0.6
90,465		Lincoln Electric Holdings, Inc.	5,915,506	0.8
23,217		Manpower, Inc.	2,000,145	0.3
449,082		Mueller Water Products, Inc.	4,423,458	0.6
190,832	L	NOW, Inc./DE	4,129,605	0.6
59,061	@	Old Dominion Freight Line	4,565,415	0.6
77,652		Orbital ATK, Inc.	5,950,473	0.8
80,069		Regal-Beloit Corp.	6,399,114	0.9
27,899		Roper Industries, Inc.	4,798,628	0.7
49,268		Teledyne Technologies, Inc.	5,258,374	0.7
11,275		Towers Watson & Co.	1,490,386	0.2
66,894		Trinity Industries, Inc.	2,375,406	0.3
16,095		Wabtec Corp.	1,529,186	0.2
162,487		Waste Connections, Inc.	7,822,124	1.1
77,122		Woodward, Inc.	3,933,993	0.6
			111,308,119	15.6

		Information Technology: 17.5%
32,976		Advent Software, Inc.	1,454,571	0.2
92,948	@	Ansys, Inc.	8,197,084	1.1
84,162	@	AOL, Inc.	3,333,657	0.5
78,674		ARRIS Group, Inc.	2,273,285	0.3
23,014	@	Arrow Electronics, Inc.	1,407,306	0.2
31,292		Avnet, Inc.	1,392,494	0.2
149,637		Broadridge Financial Solutions, Inc. ADR	8,231,531	1.2
273,665		Brocade Communications Systems, Inc.	3,247,035	0.5
79,720		Commvault Systems, Inc.	3,483,764	0.5
38,701	@	F5 Networks, Inc.	4,448,293	0.6
42,564		Fairchild Semiconductor International, Inc.	773,814	0.1
80,985	@	Gartner, Inc.	6,790,592	1.0
192,339		Ingram Micro, Inc.	4,831,556	0.7
14,952		Jack Henry & Associates, Inc.	1,044,995	0.1
105,634		Keysight Technologies, Inc.	3,924,303	0.5
127,732		Mentor Graphics Corp.	3,069,400	0.4
37,901		Microchip Technology, Inc.	1,853,359	0.3
142,512		National Instruments Corp.	4,566,084	0.6
146,236	L	NeuStar, Inc.	3,600,330	0.5

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
93,576		Plantronics, Inc.	$4,954,849	0.7
422,179	@	Polycom, Inc.	5,657,199	0.8
149,144	@	PTC, Inc.	5,394,538	0.8
85,465		Qorvo, Inc.	6,811,561	1.0
58,406	@	Red Hat, Inc.	4,424,255	0.6
78,064	@	Riverbed Technolgoy, Inc.	1,632,318	0.2
48,238		Science Applications International Corp.	2,477,021	0.3
149,562	@	Semtech Corp.	3,985,080	0.6
129,940		SolarWinds, Inc.	6,658,126	0.9
51,930	@	Synopsys, Inc.	2,405,398	0.3
33,671		Ultimate Software Group, Inc.	5,722,555	0.8
162,936	L	United States Steel Corp.	3,975,638	0.6
28,975		WEX, Inc.	3,110,756	0.4
			125,132,747	17.5

		Materials: 6.0%
137,656		Albemarle Corp.	7,273,743	1.0
26,417		Cabot Corp.	1,188,765	0.2
326,066		Commercial Metals Co.	5,279,008	0.7
40,836	@	Crown Holdings, Inc.	2,205,961	0.3
36,487		Minerals Technologies, Inc.	2,667,200	0.4
104,099		Packaging Corp. of America	8,139,501	1.1
35,588		Rock-Tenn Co.	2,295,426	0.3
46,246		Royal Gold, Inc.	2,918,585	0.4
318,359		Steel Dynamics, Inc.	6,399,016	0.9
61,171		TimkenSteel Corp.	1,619,196	0.2
118,221		Worthington Industries, Inc.	3,145,861	0.5
			43,132,262	6.0

		Utilities: 4.7%
38,942		DTE Energy Co.	3,142,230	0.4
91,338		El Paso Electric Co.	3,529,300	0.5
50,932		Entergy Corp.	3,946,721	0.6
158,716		Great Plains Energy, Inc.	4,234,543	0.6
35,850		National Fuel Gas Co.	2,162,830	0.3
112,056		ONE Gas, Inc.	4,844,181	0.7
48,809		Pinnacle West Capital Corp.	3,111,574	0.4
97,046		PNM Resources, Inc.	2,833,743	0.4
33,699		Vectren Corp.	1,487,474	0.2
116,989		Westar Energy, Inc.	4,534,494	0.6
			33,827,090	4.7

	Total Common Stock
	(Cost $603,801,707)		709,538,292	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Securities Lending Collateralcc: 2.9%
4,851,921	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $4,851,945, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $4,948,959, due 02/15/16-03/01/48)	$4,851,921	0.7
4,851,921	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $4,851,950, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $4,948,960, due 08/15/17-02/15/42)	4,851,921	0.7
4,851,921	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $4,851,938, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $4,948,959, due 08/18/15-10/20/64)	4,851,921	0.7
1,021,371	Royal Bank of Scotland PLC, Repurchase Agreement dated 03/31/15, 0.12%, due 04/01/15 (Repurchase Amount $1,021,374, collateralized by various U.S. Government Securities, 0.250%-8.000%, Market Value plus accrued interest $1,041,801, due 07/31/15-02/15/44)	1,021,371	0.1

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
4,851,921	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $4,851,952, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $4,949,141, due 04/15/16-01/15/29)	$4,851,921	0.7
		20,429,055	2.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
5,352,608	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $5,352,608)	5,352,608	0.7

	Total Short-Term Investments
	(Cost $25,781,663)	25,781,663	3.6

	Total Investments in Securities (Cost $629,583,370)	$735,319,955	103.0
	Liabilities in Excess of Other Assets	(21,399,200)	(3.0)
	Net Assets	$713,920,755	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $630,795,371.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$119,977,789
Gross Unrealized Depreciation	(15,453,205)

Net Unrealized Appreciation	$104,524,584

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$709,538,292	$–	$–	$709,538,292
Short-Term Investments	5,352,608	20,429,055	–	25,781,663
Total Investments, at fair value	$714,890,900	$20,429,055	$–	$735,319,955
Other Financial Instruments+
Futures	116,592	–	–	116,592
Total Assets	$715,007,492	$20,429,055	$–	$735,436,547

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2015, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	33	06/19/15	$5,015,340	$116,592
			$5,015,340	$116,592

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Index Plus MidCap Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$116,592
Total Asset Derivatives		$116,592

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 15.4%
45,594		Arctic Cat, Inc.	$1,655,974	0.5
19,555		Brown Shoe Co., Inc.	641,404	0.2
61,885		Callaway Golf Co.	589,764	0.2
25,750		Cheesecake Factory	1,270,248	0.4
38,485		Childrens Place Retail Stores, Inc.	2,470,352	0.8
48,280		Cinemark Holdings, Inc.	2,175,980	0.7
2,626		Cracker Barrel Old Country Store	399,520	0.1
38,953		Dana Holding Corp.	824,246	0.2
23,810		DineEquity, Inc.	2,547,908	0.8
86,860		Finish Line, Inc.	2,129,807	0.7
6,416		Fred's, Inc.	109,649	0.0
22,157		Haverty Furniture Cos., Inc.	551,266	0.2
6,620	@	Helen of Troy Ltd.	539,464	0.2
35,649	@	Hibbett Sporting Goods, Inc.	1,748,940	0.5
38,899		Jack in the Box, Inc.	3,731,192	1.2
90,300		La-Z-Boy, Inc.	2,538,333	0.8
13,330	L	Lumber Liquidators Holdings, Inc.	410,297	0.1
14,908	@	M/I Homes, Inc.	355,407	0.1
18,141		Marriott Vacations Worldwide Corp.	1,470,328	0.5
46,225		Monro Muffler Brake, Inc.	3,006,936	0.9
33,239		Movado Group, Inc.	947,976	0.3
20,096	L	Outerwall, Inc.	1,328,748	0.4
41,493		Papa John's International, Inc.	2,564,682	0.8
11,387	L	PetMed Express, Inc.	188,113	0.1
48,478		Pool Corp.	3,381,825	1.0
58,389		Ruth's Hospitality Group, Inc.	927,217	0.3
72,447	L	Smith & Wesson Holding Corp.	922,250	0.3
32,551		Standard Motor Products, Inc.	1,375,605	0.4
31,440	L	Sturm Ruger & Co., Inc.	1,560,367	0.5
23,910	@	Unifi, Inc.	862,912	0.3
14,420	@	Universal Electronics, Inc.	813,865	0.2
17,800		Vail Resorts, Inc.	1,840,876	0.6
21,517		VOXX International Corp.	197,096	0.1
76,273		Wolverine World Wide, Inc.	2,551,332	0.8
20,255	@	Zumiez, Inc.	815,264	0.2
			49,445,143	15.4

		Consumer Staples: 3.1%
5,923		Calavo Growers, Inc.	304,561	0.1
36,355		Casey's General Stores, Inc.	3,275,585	1.0
13,429	@	Darling International, Inc.	188,140	0.0
8,503		Inter Parfums, Inc.	277,368	0.1
2,770		J&J Snack Foods Corp.	295,559	0.1
34,674		Medifast, Inc.	1,039,180	0.3
44,360		Pinnacle Foods, Inc.	1,810,332	0.6
27,377	L	Sanderson Farms, Inc.	2,180,578	0.7
5,805		WD-40 Co.	513,975	0.2
			9,885,278	3.1

		Energy: 3.4%
59,928	L	Approach Resources, Inc.	394,926	0.1
149,752	@	C&J Energy Services Ltd.	1,666,740	0.5
48,197		Carrizo Oil & Gas, Inc.	2,392,981	0.8
162,942		Cloud Peak Energy, Inc.	948,323	0.3
9,116	@	Dril-Quip, Inc.	623,443	0.2
10,483		Exterran Holdings, Inc.	351,914	0.1
4,738	@	Geospace Technologies Corp.	78,224	0.0
31,083		Green Plains Renewable Energy, Inc.	887,420	0.3
47,801		Gulfmark Offshore, Inc.	623,325	0.2
19,734	@	Matrix Service Co.	346,529	0.1
166,621	L	Paragon Offshore PLC	216,607	0.1
196,318		Petroquest Energy, Inc.	451,531	0.2
126,360		Pioneer Energy Services Corp.	684,871	0.2
7,975		Tesco Corp.	90,676	0.0
21,744	@	Unit Corp.	608,397	0.2
10,744		US Silica Holdings, Inc.	382,594	0.1
			10,748,501	3.4

		Financials: 22.8%
16,842		American Assets Trust, Inc.	728,922	0.2
10,834		American Equity Investment Life Holding Co.	315,594	0.1
64,870		Associated Estates Realty Corp.	1,600,992	0.5
18,648		Banner Corp.	855,943	0.3
23,770		BBCN Bancorp, Inc.	343,952	0.1
9,539		BofI Holding, Inc.	887,509	0.3
26,086		Cash America International, Inc.	607,804	0.2
31,075		Cedar Shopping Centers, Inc.	232,752	0.1
26,461		Chesapeake Lodging Trust	895,176	0.3
9,833		Community Bank System, Inc.	347,990	0.1
50,125		Coresite Realty Corp.	2,440,085	0.8
45,897		CubeSmart	1,108,413	0.3
27,711		CyrusOne, Inc.	862,366	0.3
48,833		DCT Industrial Trust, Inc.	1,692,552	0.5
185,472		DiamondRock Hospitality Co.	2,620,719	0.8
42,543	L	Encore Capital Group, Inc.	1,769,363	0.5
10,356		EPR Properties	621,671	0.2
46,052		Evercore Partners, Inc.	2,379,046	0.7
55,859	L	Financial Engines, Inc.	2,336,582	0.7
48,669		First American Financial Corp.	1,736,510	0.5

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
21,293		First Commonwealth Financial Corp.	$191,637	0.1
30,677		Hanmi Financial Corp.	648,819	0.2
21,981		HCI Group, Inc.	1,008,268	0.3
22,360		Healthcare Realty Trust, Inc.	621,161	0.2
5,852		HFF, Inc.	219,684	0.1
37,662		Highwoods Properties, Inc.	1,724,166	0.5
10,828		Infinity Property & Casualty Corp.	888,437	0.3
40,432		LaSalle Hotel Properties	1,571,187	0.5
38,522		MarketAxess Holdings, Inc.	3,193,474	1.0
83,014		MB Financial, Inc.	2,599,168	0.8
21,024		Medical Properties Trust, Inc.	309,894	0.1
193,566	@	MGIC Investment Corp.	1,864,041	0.6
17,570		Montpelier Re Holdings Ltd.	675,391	0.2
36,528		OFG Bancorp	596,137	0.2
18,897		Oritani Financial Corp.	274,951	0.1
19,343		Pinnacle Financial Partners, Inc.	859,990	0.3
39,937		Post Properties, Inc.	2,273,613	0.7
50,897	@	PRA Group, Inc.	2,764,725	0.9
59,971		PrivateBancorp, Inc.	2,109,180	0.7
58,873		ProAssurance Corp.	2,702,859	0.8
28,198		Prosperity Bancshares, Inc.	1,479,831	0.5
8,664		Provident Financial Services, Inc.	161,584	0.0
7,632		PS Business Parks, Inc.	633,761	0.2
103,117		Radian Group, Inc.	1,731,334	0.5
87,501		Selective Insurance Group	2,541,904	0.8
14,322		Signature Bank	1,855,845	0.6
9,153		Sovran Self Storage, Inc.	859,833	0.3
130,227		Sterling Bancorp/DE	1,746,344	0.5
86,898		Susquehanna Bancshares, Inc.	1,191,372	0.4
14,989	@	SVB Financial Group	1,904,203	0.6
77,303		The Geo Group, Inc.	3,381,233	1.0
57,808		Trustco Bank Corp.	397,719	0.1
20,033		Universal Insurance Holdings, Inc.	512,644	0.2
55,806		Webster Financial Corp.	2,067,612	0.6
18,709		Wintrust Financial Corp.	892,045	0.3
4,103	@,L	World Acceptance Corp.	299,191	0.1
			73,137,178	22.8

		Health Care: 11.6%
46,142		Acorda Therapeutics, Inc.	1,535,606	0.5
42,054	@	Air Methods Corp.	1,959,296	0.6
3,900	@	Almost Family, Inc.	174,369	0.1
91,092		AMN Healthcare Services, Inc.	2,101,492	0.7
22,456	@	Amsurg Corp.	1,381,493	0.4
7,532		Analogic Corp.	684,659	0.2
4,081	@	Bio-Rad Laboratories, Inc.	551,670	0.2
7,601		Computer Programs & Systems, Inc.	412,430	0.1
50,915		Cynosure, Inc.	1,561,563	0.5
17,620		Depomed, Inc.	394,864	0.1
43,133		Emergent Biosolutions, Inc.	1,240,505	0.4
41,192		Greatbatch, Inc.	2,382,957	0.7
34,371	@	Haemonetics Corp.	1,543,945	0.5
39,920		Healthsouth Corp.	1,770,851	0.6
33,703		Impax Laboratories, Inc.	1,579,660	0.5
35,434		IPC The Hospitalist Co., Inc.	1,652,642	0.5
90,914		Luminex Corp.	1,454,624	0.5
43,973	@	Masimo Corp.	1,450,230	0.4
16,848		Medicines Co.	472,081	0.1
19,390	@	Mednax, Inc.	1,405,969	0.4
76,581	@	Merit Medical Systems, Inc.	1,474,184	0.5
6,138	@	Neogen Corp.	286,829	0.1
68,211		Omnicell, Inc.	2,394,206	0.7
46,403		Owens & Minor, Inc.	1,570,278	0.5
6,854	@	Parexel International Corp.	472,858	0.1
23,573		Sagent Pharmaceuticals, Inc.	548,072	0.2
147,741		Select Medical Holdings Corp.	2,190,999	0.7
12,748	@	SurModics, Inc.	331,830	0.1
27,153		Team Health Holdings, Inc.	1,588,722	0.5
9,338		West Pharmaceutical Services, Inc.	562,241	0.2
			37,131,125	11.6

		Industrials: 16.7%
67,176		Actuant Corp.	1,594,758	0.5
9,010		Allegiant Travel Co.	1,732,533	0.5
11,833		ArcBest Corp.	448,352	0.1
19,528		Atlas Air Worldwide Holdings, Inc.	840,095	0.3
51,282		Barnes Group, Inc.	2,076,408	0.7
79,652		Brady Corp.	2,253,355	0.7
28,172		CIRCOR International, Inc.	1,541,008	0.5
32,084		Curtiss-Wright Corp.	2,372,291	0.7
7,385		EMCOR Group, Inc.	343,181	0.1
4,422		EnerSys	284,069	0.1
9,276		EnPro Industries, Inc.	611,752	0.2
45,879		Forward Air Corp.	2,491,230	0.8
40,668		Healthcare Services Group, Inc.	1,306,663	0.4
71,463		Heartland Express, Inc.	1,697,961	0.5
56,488	@	HUB Group, Inc.	2,219,414	0.7
49,882		KAR Auction Services, Inc.	1,892,024	0.6
63,654		Knight Transportation, Inc.	2,052,841	0.6
9,127	@	Moog, Inc.	684,981	0.2
55,573	@	Navigant Consulting, Inc.	720,226	0.2

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
57,680	@	On Assignment, Inc.	$2,213,182	0.7
15,469		Orbital ATK, Inc.	1,185,389	0.4
4,464		Powell Industries, Inc.	150,749	0.1
21,595		Regal-Beloit Corp.	1,725,872	0.5
73,599		Resources Connection, Inc.	1,287,983	0.4
69,414		Simpson Manufacturing Co., Inc.	2,594,001	0.8
13,888		Standex International Corp.	1,140,621	0.4
13,914		Teledyne Technologies, Inc.	1,485,041	0.5
69,886		Tetra Tech, Inc.	1,678,662	0.5
54,731		Toro Co.	3,837,738	1.2
17,462		Unifirst Corp.	2,055,103	0.6
32,197		Universal Forest Products, Inc.	1,786,290	0.6
49,113		Viad Corp.	1,366,324	0.4
33,713		Waste Connections, Inc.	1,622,944	0.5
40,727		Watts Water Technologies, Inc.	2,241,207	0.7
			53,534,248	16.7

		Information Technology: 16.2%
95,940		Adtran, Inc.	1,791,200	0.6
82,219		Advanced Energy Industries, Inc.	2,109,739	0.6
71,338	@	Benchmark Electronics, Inc.	1,714,252	0.5
58,258		Blackbaud, Inc.	2,760,264	0.9
113,492	@	Blucora, Inc.	1,550,301	0.5
3,810	@	Cabot Microelectronics Corp.	190,386	0.1
16,991	@	CACI International, Inc.	1,527,831	0.5
65,621		Cardtronics, Inc.	2,467,350	0.8
32,729	@	Coherent, Inc.	2,126,076	0.7
26,661		DealerTrack Holdings, Inc.	1,026,982	0.3
24,706	@	Diodes, Inc.	705,603	0.2
54,742		ExlService Holdings, Inc.	2,036,402	0.6
27,184		Faro Technologies, Inc.	1,688,942	0.5
11,270		Forrester Research, Inc.	414,511	0.1
172,157	@	Harmonic, Inc.	1,275,683	0.4
11,200	@	Insight Enterprises, Inc.	319,424	0.1
46,755		j2 Global, Inc.	3,070,868	0.9
23,658		Liquidity Services, Inc.	233,741	0.1
6,319		Littelfuse, Inc.	628,045	0.2
106,443		LivePerson, Inc.	1,089,444	0.3
3,991	@	Manhattan Associates, Inc.	201,984	0.1
100,547	@	Microsemi Corp.	3,559,364	1.1
74,286		MKS Instruments, Inc.	2,511,610	0.8
11,100		Monolithic Power Systems, Inc.	584,415	0.2
67,758		Netgear, Inc.	2,227,883	0.7
8,154	L	Netscout Systems, Inc.	357,553	0.1
53,630		Perficient, Inc.	1,109,605	0.3
52,928	@	Plexus Corp.	2,157,874	0.7
97,248	@	PMC - Sierra, Inc.	902,461	0.3
54,174	@	Polycom, Inc.	725,932	0.2
22,606		Power Integrations, Inc.	1,177,320	0.4
10,297		QLIK Technologies, Inc.	320,546	0.1
48,333	@	Rofin-Sinar Technologies, Inc.	1,171,109	0.4
51,689	@	Sanmina Corp.	1,250,357	0.4
71,916	@	SYKES Enterprises, Inc.	1,787,113	0.5
1,987	@	Synaptics, Inc.	161,553	0.0
51,382		Synchronoss Technologies, Inc.	2,438,590	0.8
8,555		Veeco Instruments, Inc.	261,355	0.1
3,563		WEX, Inc.	382,524	0.1
			52,016,192	16.2

		Materials: 5.5%
63,093		Boise Cascade Co.	2,363,464	0.7
97,410		Commercial Metals Co.	1,577,068	0.5
45,831		FutureFuel Corp.	470,684	0.2
4,789		Haynes International, Inc.	213,637	0.1
63,741		HB Fuller Co.	2,732,577	0.9
22,509		Kaiser Aluminum Corp.	1,730,717	0.5
27,902		Materion Corp.	1,072,274	0.3
22,830		Minerals Technologies, Inc.	1,668,873	0.5
26,845		Neenah Paper, Inc.	1,678,886	0.5
33,730		OM Group, Inc.	1,012,912	0.3
13,704		Quaker Chemical Corp.	1,173,611	0.4
66,673		Worthington Industries, Inc.	1,774,168	0.6
			17,468,871	5.5

		Telecommunication Services: 0.9%
16,403		Atlantic Tele-Network, Inc.	1,135,416	0.3
59,928		Consolidated Communications Holdings, Inc.	1,222,531	0.4
41,882		Lumos Networks Corp.	639,119	0.2
			2,997,066	0.9

		Utilities: 2.9%
37,704		American States Water Co.	1,504,013	0.5
62,860		El Paso Electric Co.	2,428,910	0.8
40,446		New Jersey Resources Corp.	1,256,253	0.4
28,871		Northwest Natural Gas Co.	1,384,364	0.4
19,344		ONE Gas, Inc.	836,241	0.3
7,943		Piedmont Natural Gas Co.	293,176	0.1
18,481		Southwest Gas Corp.	1,075,040	0.3
6,333		UIL Holdings Corp.	325,643	0.1
			9,103,640	2.9

	Total Common Stock
	(Cost $252,960,144)		315,467,242	98.5

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.5%
	Securities Lending Collateralcc: 3.2%
2,401,926	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $2,401,938, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,449,965, due 02/15/16-03/01/48)	$2,401,926	0.7
2,401,926	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $2,401,940, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $2,449,965, due 08/15/17-02/15/42)	2,401,926	0.8
2,401,926	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $2,401,935, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $2,449,964, due 08/18/15-10/20/64)	2,401,926	0.7
505,620	Royal Bank of Scotland PLC, Repurchase Agreement dated 03/31/15, 0.12%, due 04/01/15 (Repurchase Amount $505,622, collateralized by various U.S. Government Securities, 0.250%-8.000%, Market Value plus accrued interest $515,733, due 07/31/15-02/15/44)	505,620	0.2
2,401,926	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $2,401,941, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,450,054, due 04/15/16-01/15/29)	2,401,926	0.8
		10,113,324	3.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
4,276,559	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $4,276,559)	4,276,559	1.3

	Total Short-Term Investments
	(Cost $14,389,883)	14,389,883	4.5

	Total Investments in Securities (Cost $267,350,027)	$329,857,125	103.0
	Liabilities in Excess of Other Assets	(9,576,650)	(3.0)
	Net Assets	$320,280,475	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $267,659,739.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$73,411,389
Gross Unrealized Depreciation	(11,214,003)

Net Unrealized Appreciation	$62,197,386

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$315,467,242	$–	$–	$315,467,242
Short-Term Investments	4,276,559	10,113,324	–	14,389,883
Total Investments, at fair value	$319,743,801	$10,113,324	$–	$329,857,125
Other Financial Instruments+
Futures	61,644	–	–	61,644
Total Assets	$319,805,445	$10,113,324	$–	$329,918,769

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2015, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	27	06/19/15	$3,372,030	$61,644
			$3,372,030	$61,644

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Index Plus SmallCap Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$61,644
Total Asset Derivatives		$61,644

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 12.2%
20,741		Accor S.A.	$1,081,558	0.1
25,439		Adidas AG	2,008,740	0.1
24,211		Aisin Seiki Co., Ltd.	877,778	0.1
10,293	@	Altice SA	1,116,158	0.1
20,949		Asics Corp.	570,071	0.0
5,334		Axel Springer AG	314,821	0.0
40,189		Bayerische Motoren Werke AG	5,004,923	0.3
8,037		Benesse Holdings, Inc.	252,828	0.0
80,043		Bridgestone Corp.	3,204,916	0.2
126,485		Sky PLC	1,860,837	0.1
55,556		Burberry Group PLC	1,426,699	0.1
23,090		Carnival PLC	1,129,108	0.1
25,587	L	Casio Computer Co., Ltd.	484,660	0.0
6,601		Christian Dior S.A.	1,242,421	0.1
63,200		Cie Financiere Richemont SA	5,078,176	0.3
22,686		Cie Generale des Etablissements Michelin	2,255,999	0.2
203,759		Compass Group PLC	3,537,089	0.2
13,499		Continental AG	3,178,954	0.2
46,132		Crown Ltd.	468,238	0.0
24,711	L	Daihatsu Motor Co., Ltd.	377,970	0.0
117,024	L	DaimlerChrysler AG	11,238,324	0.7
59,067		Denso Corp.	2,692,588	0.2
26,903		Dentsu, Inc.	1,150,872	0.1
121,573		Dixons Carphone PLC	743,517	0.1
7,221		Don Quijote Holdings Co. Ltd.	586,983	0.0
29,883	L	Electrolux AB	853,710	0.1
19,239		Eutelsat Communications	638,179	0.1
6,442		Fast Retailing Co., Ltd.	2,490,852	0.2
108,328	@	Fiat Chrysler Automobiles NV	1,758,597	0.1
7,185	L	Flight Centre Ltd.	216,252	0.0
72,235		Fuji Heavy Industries Ltd.	2,397,930	0.2
285,159		Galaxy Entertainment Group Ltd.	1,294,720	0.1
810,212		Genting International PLC	541,734	0.0
201,128		GKN PLC	1,066,853	0.1
115,670		Hennes & Mauritz AB	4,686,687	0.3
2,946		Hermes International	1,040,183	0.1
197,742		Honda Motor Co., Ltd.	6,454,880	0.4
8,122		Hugo Boss AG	986,752	0.1
52,526		Husqvarna AB - B Shares	380,476	0.0
20,591		Iida Group Holdings Co. Ltd.	256,163	0.0
132,618		Inditex SA	4,257,775	0.3
29,333		InterContinental Hotels Group PLC	1,144,090	0.1
44,366		Isetan Mitsukoshi Holdings Ltd.	733,050	0.1
73,268		Isuzu Motors Ltd.	972,082	0.1
471,622		ITV PLC	1,765,768	0.1
32,552		J Front Retailing Co., Ltd.	511,021	0.0
13,070		Jardine Cycle & Carriage Ltd.	390,387	0.0
9,045		JC Decaux SA	304,580	0.0
3,253	@	Kabel Deutschland Holding AG	422,263	0.0
291,282		Kingfisher PLC	1,643,427	0.1
11,500		Koito Manufacturing Co., Ltd.	345,791	0.0
14,977		Lagardere SCA	450,138	0.0
698,194		Li & Fung Ltd.	681,744	0.0
20,275		Luxottica Group S.p.A.	1,284,126	0.1
33,969		LVMH Moet Hennessy Louis Vuitton SE	5,977,946	0.4
198,959		Marks & Spencer Group PLC	1,573,534	0.1
31,119		Marui Group Co., Ltd.	352,632	0.0
65,666		Mazda Motor Corp.	1,330,513	0.1
38,815	#	Merlin Entertainments PLC	254,117	0.0
122,468		MGM China Holdings Ltd.	230,090	0.0
76,715		Mitsubishi Motors Corp.	691,720	0.1
22,193		Namco Bandai Holdings, Inc.	431,965	0.0
18,938		Next PLC	1,969,515	0.1
22,985		NGK Spark Plug Co., Ltd.	617,010	0.1
42,569	L	Nikon Corp.	570,788	0.0
301,092		Nissan Motor Co., Ltd.	3,062,272	0.2
8,806		Nitori Co., Ltd.	596,109	0.1
3,500		NOK Corp.	105,236	0.0
13,181		Nokian Renkaat OYJ	392,816	0.0
11,300	@	Numericable-SFR	616,505	0.0
25,080		Oriental Land Co., Ltd.	1,899,011	0.1
269,731		Panasonic Corp.	3,542,119	0.2
14,444	L	Pandora A/S	1,315,055	0.1
99,920		Pearson PLC	2,150,636	0.1
37,558	@	Persimmon PLC	925,554	0.1
48,232	@	Peugeot S.A.	806,224	0.1
29,096		Pirelli & C S.p.A.	481,616	0.0
9,167		Kering	1,789,564	0.1
27,383		ProSiebenSat.1 Media AG	1,339,377	0.1
22,835		Publicis Groupe	1,761,864	0.1
97,970		Rakuten, Inc.	1,725,070	0.1
6,830		REA Group Ltd.	250,189	0.0
86,949		Reed Elsevier NV	2,166,552	0.1
139,900		Reed Elsevier PLC	2,405,979	0.2
23,306		Renault S.A.	2,116,876	0.1
4,666		Rinnai Corp.	345,802	0.0
4,828		RTL Group SA	463,839	0.0
293,602		Sands China Ltd.	1,214,113	0.1
6,188		Sankyo Co., Ltd.	219,776	0.0
6,580	L	Sanrio Co., Ltd.	175,770	0.0
22,610		Sega Sammy Holdings, Inc.	329,438	0.0
53,519		Sekisui Chemical Co., Ltd.	694,408	0.1
68,285		Sekisui House Ltd.	991,501	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
169		SES S.A. - France	$6,002	0.0
37,525		SES S.A. - Luxembourg	1,330,264	0.1
149,385		Shangri-La Asia Ltd.	205,158	0.0
190,500	L	Sharp Corp.	373,132	0.0
2,961		Shimamura Co., Ltd.	274,250	0.0
9,855		Shimano, Inc.	1,464,474	0.1
222,327	L	Singapore Press Holdings Ltd.	678,665	0.1
232,365		SJM Holdings Ltd.	303,486	0.0
11,621		Sodexho Alliance S.A.	1,133,430	0.1
128,470		Sony Corp.	3,435,753	0.2
34,733	@	Sports Direct International PLC	312,156	0.0
18,388		Stanley Electric Co., Ltd.	415,060	0.0
20,659		Sumitomo Rubber Industries, Inc.	380,815	0.0
45,044		Suzuki Motor Corp.	1,352,861	0.1
3,761		Swatch Group AG - BR	1,590,552	0.1
5,838		Swatch Group AG - Reg	489,301	0.0
88,886		TABCORP Holdings Ltd.	320,256	0.0
36,689		Takashimaya Co., Ltd.	360,419	0.0
188,834		Tattersall's Ltd.	571,294	0.0
170,500		Techtronic Industries Co.	574,823	0.0
6,819	@	Telenet Group Holding NV	375,217	0.0
17,100		Toho Co., Ltd.	418,108	0.0
19,805		Toyota Industries Corp.	1,132,785	0.1
332,262		Toyota Motor Corp.	23,193,126	1.5
55,252		TUI AG	969,342	0.1
29,026		USS Co., Ltd.	501,557	0.0
9,314		Valeo SA	1,389,226	0.1
3,652		Volkswagen AG	939,007	0.1
22,440		Whitbread PLC	1,742,457	0.1
107,630		William Hill PLC	591,022	0.0
38,339		Wolters Kluwer NV	1,251,943	0.1
159,842		WPP PLC	3,630,095	0.2
191,279	@	Wynn Macau Ltd.	413,377	0.0
113,137	L	Yamada Denki Co., Ltd.	465,891	0.0
21,407		Yamaha Corp.	373,818	0.0
33,304		Yamaha Motor Co., Ltd.	802,315	0.1
28,538		Yokohama Rubber Co., Ltd.	294,171	0.0
97,449		Yue Yuen Industrial Holdings	344,817	0.0
			194,137,964	12.2

		Consumer Staples: 10.8%
80,880		Aeon Co., Ltd.	887,207	0.1
71,428		Ajinomoto Co., Inc.	1,567,019	0.1
97,745		Anheuser-Busch InBev Worldwide, Inc.	11,941,008	0.8
10,918		Aryzta AG	669,303	0.1
47,758		Asahi Group Holdings, Ltd.	1,514,332	0.1
43,657		Associated British Foods PLC	1,821,936	0.1
288		Barry Callebaut AG	281,187	0.0
12,361	L	Beiersdorf AG	1,071,813	0.1
225,791		British American Tobacco PLC	11,692,319	0.7
10,101		Calbee, Inc.	438,506	0.0
13,655	L	Carlsberg A/S	1,125,942	0.1
75,583		Carrefour S.A.	2,524,987	0.2
6,805		Casino Guichard Perrachon S.A.	602,554	0.0
71,562		Coca-Cola Amatil Ltd.	585,903	0.0
23,583	@	Coca-Cola HBC AG	424,220	0.0
9,039		Colruyt S.A.	393,401	0.0
12,839		Delhaize Group	1,153,452	0.1
304,743		Diageo PLC	8,421,333	0.5
75,174		Distribuidora Internacional de Alimentacion SA	586,653	0.0
8,138		FamilyMart Co., Ltd.	340,970	0.0
855,969		Golden Agri-Resources Ltd.	264,887	0.0
70,343		Danone	4,741,651	0.3
7,195		ICA Gruppen AB	241,171	0.0
12,376		Heineken Holding NV	851,644	0.1
28,221		Heineken NV	2,154,006	0.1
14,414		Henkel AG & Co. KGaA	1,487,416	0.1
116,241		Imperial Tobacco Group PLC	5,099,037	0.3
149,568		J Sainsbury PLC	573,952	0.0
132,502		Japan Tobacco, Inc.	4,189,033	0.3
30,183		Jeronimo Martins	379,814	0.0
63,875		Kao Corp.	3,189,537	0.2
7,297		Kerry Group PLC	490,379	0.0
12,729		Kerry Group PLC KYGA	853,646	0.1
19,834		Kikkoman Corp.	628,922	0.0
100,256		Kirin Brewery Co., Ltd.	1,314,985	0.1
110,367		Koninklijke Ahold NV	2,174,869	0.1
8,464		Lawson, Inc.	586,724	0.0
112		Lindt & Spruengli AG - PC	599,493	0.0
12		Lindt & Spruengli AG - Reg	759,128	0.1
30,367		L'Oreal S.A.	5,593,295	0.4
7,794		MEIJI Holdings Co., Ltd.	949,386	0.1
19,730	L	Metro AG	668,644	0.0
390,707		Nestle S.A.	29,421,191	1.9
22,419		NH Foods Ltd.	516,615	0.0
30,867		Nisshin Seifun Group, Inc.	363,310	0.0
7,917		Nissin Food Products Co., Ltd.	389,089	0.0
25,845		Pernod Ricard SA	3,055,946	0.2
78,380		Reckitt Benckiser PLC	6,733,251	0.4
2,981		Remy Cointreau SA	219,549	0.0
117,382		SABMiller PLC	6,148,651	0.4
91,771		Seven & I Holdings Co., Ltd.	3,856,518	0.3
45,662	L	Shiseido Co., Ltd.	810,046	0.1
17,634		Suntory Beverage & Food Ltd.	755,072	0.1
71,116		Svenska Cellulosa AB SCA	1,634,165	0.1
25,538		Swedish Match AB	750,886	0.1
58,589		Tate & Lyle PLC	519,291	0.0
984,179	@	Tesco PLC	3,513,066	0.2
12,388		Toyo Suisan Kaisha Ltd.	435,839	0.0
84,072		Treasury Wine Estates Ltd.	326,654	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
46,178		Uni-Charm Corp.	$1,208,940	0.1
198,238		Unilever NV	8,283,850	0.5
155,525		Unilever PLC	6,489,012	0.4
136,266		Wesfarmers Ltd.	4,550,451	0.3
303,000	#,@	WH Group Ltd.	172,108	0.0
252,176		Wilmar International Ltd.	598,661	0.0
255,731		WM Morrison Supermarkets PLC	730,861	0.1
153,076		Woolworths Ltd.	3,427,981	0.2
10,985		Yakult Honsha Co., Ltd.	765,243	0.1
			171,511,910	10.8

		Energy: 5.1%
36,951	@	Subsea 7 SA	317,306	0.0
38,952		Amec PLC	521,043	0.0
415,092		BG Group PLC	5,094,708	0.3
2,213,259		BP PLC	14,346,645	0.9
18,285		Caltex Australia Ltd.	485,273	0.0
310,142		ENI S.p.A.	5,367,961	0.3
47,904		Galp Energia SGPS SA	518,047	0.0
44		Idemitsu Kosan Co., Ltd.	766	0.0
106,916		Inpex Holdings, Inc.	1,178,085	0.1
274,166		JX Holdings, Inc.	1,054,896	0.1
28,164	@	Lundin Petroleum AB	385,362	0.0
16,649	L	Neste Oil OYJ	436,867	0.0
19,061		OMV AG	522,870	0.0
137,506		Origin Energy Ltd.	1,178,667	0.1
32,294		Petrofac Ltd.	454,638	0.0
125,743	@	Repsol YPF S.A.	2,340,741	0.2
474,345		Royal Dutch Shell PLC - Class A	14,105,578	0.9
295,705		Royal Dutch Shell PLC - Class B	9,211,264	0.6
33,885	@,L	Saipem S.p.A.	344,676	0.0
122,556		Santos Ltd.	662,953	0.1
46,883	@,L	SeaDrill Ltd.	438,993	0.0
25,919		Showa Shell Sekiyu KK	236,733	0.0
135,622		Statoil ASA	2,397,988	0.2
12,845		Technip S.A.	776,963	0.1
59,836		Tenaris S.A.	838,780	0.1
41,470		TonenGeneral Sekiyu KK	357,641	0.0
259,660		Total S.A.	12,906,871	0.8
45,289	@,L	Transocean Ltd - RIGN	652,474	0.1
109,833	@	Tullow Oil PLC	460,441	0.0
89,866		Woodside Petroleum Ltd.	2,354,392	0.2
26,525		WorleyParsons Ltd.	191,967	0.0
			80,141,589	5.1

		Financials: 25.9%
120,956		3i Group PLC	864,266	0.1
110,789		Aberdeen Asset Management PLC	753,728	0.1
54,543	L	Acom Co., Ltd.	189,139	0.0
23,965		Admiral Group PLC	542,629	0.0
224,439		Aegon NV	1,772,087	0.1
14,798	L	AEON Financial Service Co., Ltd.	373,297	0.0
14,942		Aeon Mall Co., Ltd.	295,898	0.0
27,436		Ageas	985,291	0.1
1,461,699		AIA Group Ltd.	9,177,256	0.6
55,499		Allianz SE	9,635,509	0.6
364,255		AMP Ltd.	1,777,874	0.1
157,682		Aozora Bank Ltd.	558,913	0.0
265,797	@	Ascendas Real Estate Investment Trust	501,355	0.0
142,813		Assicurazioni Generali S.p.A.	2,808,002	0.2
24,547		ASX Ltd.	772,283	0.1
336,689		Australia & New Zealand Banking Group Ltd.	9,366,745	0.6
357,193		Aviva PLC	2,858,561	0.2
220,310		AXA S.A.	5,545,001	0.4
6,033		Baloise Holding AG	797,304	0.1
545,003	@,L	Banca Monte dei Paschi di Siena SpA	361,711	0.0
4,340,494	@	Banco Comercial Portugues SA	446,268	0.0
422,417	@,L	Banco de Sabadell SA	1,032,112	0.1
45,683	@	Banco Popolare SC	711,151	0.1
223,064		Banco Popular Espanol SA	1,091,035	0.1
1,718,034		Banco Santander SA	12,878,970	0.8
152,127		Bank Hapoalim BM	731,481	0.1
187,453	@	Bank Leumi Le-Israel BM	695,126	0.0
161,352		Bank of East Asia Ltd.	642,743	0.0
46,557		Bank of Kyoto Ltd.	487,960	0.0
45,589		Bank of Queensland Ltd.	477,717	0.0
148,809		Bank of Yokohama Ltd.	871,521	0.1
573,201	@	Bankia SA	798,822	0.1
79,645		Bankinter S.A.	607,239	0.0
2,002,534		Barclays PLC	7,228,170	0.5
734,987		Banco Bilbao Vizcaya Argentaria S.A.	7,422,986	0.5
57,163		Bendigo Bank Ltd.	544,698	0.0
874,585	@	BGP Holdings PLC	–	–
128,985		BNP Paribas	7,848,194	0.5
451,917		BOC Hong Kong Holdings Ltd.	1,611,745	0.1
117,737		British Land Co. PLC	1,451,089	0.1
160,000		CapitaCommercial Trust	205,954	0.0
107,933		Capital Shopping Centres Group PLC	556,446	0.0
334,996		CapitaLand Ltd.	873,191	0.1
316,201		CapitaMall Trust	506,212	0.0
101,266		Chiba Bank Ltd.	742,185	0.1
24,106		Chugoku Bank Ltd.	359,952	0.0
54,981		City Developments Ltd.	402,993	0.0
167,800		CK Hutchison Holdings Ltd.	3,428,242	0.2
20,492		CNP Assurances	359,155	0.0
118,980	@	Commerzbank AG	1,634,921	0.1
197,936		Commonwealth Bank of Australia	14,039,719	0.9
124,441		Credit Agricole SA	1,828,648	0.1
19,124		Credit Saison Co., Ltd.	343,062	0.0
185,350		Credit Suisse Group AG	4,986,647	0.3
273,118		CaixaBank SA	1,295,244	0.1
131,383		Dai-ichi Life Insurance Co., Ltd.	1,905,725	0.1
8,981		Daito Trust Construction Co., Ltd.	1,002,870	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
73,554		Daiwa House Industry Co., Ltd.	$1,449,769	0.1
201,121		Daiwa Securities Group, Inc.	1,583,202	0.1
82,581		Danske Bank A/S	2,177,096	0.1
213,320		DBS Group Holdings Ltd.	3,163,078	0.2
25,139		Delta Lloyd NV	474,117	0.1
42,100		Deutsche Annington Immobilien SE	1,418,665	0.1
167,734		Deutsche Bank AG	5,813,258	0.4
23,962		Deutsche Boerse AG	1,955,506	0.1
36,198		Deutsche Wohnen AG	925,823	0.1
121,669		Dexus Property Group	700,457	0.1
181,525		Direct Line Insurance Group PLC	856,612	0.1
118,428		DnB NOR ASA	1,900,735	0.1
35,138	L	Erste Bank der Oesterreichischen Sparkassen AG	863,838	0.1
4,821		Eurazeo SA	330,395	0.0
12,815		Exor S.p.A.	581,288	0.0
196,524		Federation Centres Ltd	453,640	0.0
285,541		First Pacific Co.	285,075	0.0
3,601		Fonciere Des Regions	356,052	0.0
104,719		Fukuoka Financial Group, Inc.	538,516	0.0
3,172		Gecina S.A.	429,015	0.0
26,122		Gjensidige Forsikring ASA	450,716	0.0
393,297		Global Logistic Properties Ltd.	759,100	0.1
218,078		Goodman Group	1,050,078	0.1
3,327,266	@	Governor & Co. of the Bank of Ireland	1,269,507	0.1
216,592		GPT Group	752,300	0.1
10,079		Groupe Bruxelles Lambert S.A.	835,638	0.1
56,145	L	Gunma Bank Ltd.	379,287	0.0
61,047		Hachijuni Bank Ltd.	430,450	0.0
90,416		Hammerson PLC	890,428	0.1
278,823		Hang Lung Properties Ltd.	783,353	0.1
94,736		Hang Seng Bank Ltd.	1,714,614	0.1
7,643		Hannover Rueckversicheru - Reg	789,783	0.1
28,368		Hargreaves Lansdown PLC	483,877	0.0
132,845		Henderson Land Development Co., Ltd.	933,245	0.1
18,000		Hiroshima Bank Ltd.	97,008	0.0
50,000		Hokugin Financial Group, Inc.	111,454	0.0
135,388		Hong Kong Exchanges and Clearing Ltd.	3,318,665	0.2
2,333,164		HSBC Holdings PLC	19,881,791	1.3
84,644		Hysan Development Co., Ltd.	371,020	0.0
4,626		ICADE	417,936	0.0
68,036		ICAP PLC	530,644	0.0
132,179	@,L	Immofinanz Immobilien Anlagen AG	389,291	0.0
8,717		Industrivarden AB	163,554	0.0
471,153		ING Groep NV	6,901,411	0.4
293,190		Insurance Australia Group Ltd.	1,357,173	0.1
1,458,042		Intesa Sanpaolo S.p.A.	4,948,579	0.3
33,864		Intesa Sanpaolo SpA	105,176	0.0
69,415		Investec PLC - INVP - GBP	575,693	0.0
56,383		Investor AB	2,244,428	0.1
38,056		Iyo Bank Ltd.	451,317	0.0
107		Japan Prime Realty Investment Corp.	368,471	0.0
151		Japan Real Estate Investment Corp.	710,242	0.1
290		Japan Retail Fund Investment Corp.	576,254	0.0
97,344		Joyo Bank Ltd.	500,267	0.0
27,683		Julius Baer Group Ltd.	1,383,703	0.1
30,724		KBC Groep NV	1,898,808	0.1
81,060		Kerry Properties Ltd.	281,380	0.0
28,938		Kinnevik Investment AB	966,017	0.1
21,108		Klepierre	1,036,528	0.1
97,134		Land Securities Group PLC	1,803,312	0.1
724,783		Legal & General Group PLC	2,984,895	0.2
71,810		Lend Lease Corp., Ltd.	907,002	0.1
286,532		Link Real Estate Investment Trust	1,767,668	0.1
6,955,006		Lloyds TSB Group PLC	8,061,774	0.5
28,657		London Stock Exchange Group PLC	1,042,251	0.1
35,832		Macquarie Group Ltd.	2,082,784	0.1
117,182	@	Corp. Mapfre S.A.	427,844	0.0
250,000	@	Medibank Pvt Ltd.	440,910	0.0
75,833		Mediobanca S.p.A.	725,530	0.1
483,921		Mirvac Group	738,905	0.1
152,327		Mitsubishi Estate Co., Ltd.	3,532,763	0.2
1,557,406		Mitsubishi UFJ Financial Group, Inc.	9,645,659	0.6
65,676		Mitsubishi UFJ Lease & Finance Co., Ltd.	324,557	0.0
113,619		Mitsui Fudosan Co., Ltd.	3,336,765	0.2
63,154		MS&AD Insurance Group Holdings, Inc.	1,768,062	0.1
2,808,861		Mizuho Financial Group, Inc.	4,936,510	0.3
21,233		Muenchener Rueckversicherungs-Gesellschaft AG	4,562,576	0.3
288,521		National Australia Bank Ltd.	8,446,245	0.5
117,023		Natixis	876,568	0.1
640,094		New World Development Ltd.	742,087	0.1
175		Nippon Prologis REIT, Inc.	385,240	0.0
175		Nippon Building Fund, Inc.	859,691	0.1
41,113		NKSJ Holdings, Inc.	1,278,135	0.1
10,484		NN Group NV	297,218	0.0
442,226		Nomura Holdings, Inc.	2,597,473	0.2

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
16,745		Nomura Real Estate Holdings, Inc.	$301,564	0.0
368,566	L	Nordea Bank AB	4,489,310	0.3
274,288		Novion Property Group	522,510	0.0
594,223		Old Mutual PLC	1,950,627	0.1
160,663		ORIX Corp.	2,257,496	0.1
32,307		Osaka Securities Exchange Co. Ltd.	935,379	0.1
377,322		Oversea-Chinese Banking Corp.	2,905,534	0.2
2,901		Pargesa Holding SA	203,591	0.0
2,208		Partners Group	658,265	0.0
312,210		Prudential PLC	7,747,595	0.5
164,859		QBE Insurance Group Ltd.	1,629,600	0.1
13,952	@,L	Raiffeisen International Bank Holding AG	193,892	0.0
175,745		Resolution Ltd.	1,075,910	0.1
275,813		Resona Holdings, Inc.	1,368,796	0.1
306,204	@	Royal Bank of Scotland Group PLC	1,546,845	0.1
124,466		RSA Insurance Group PLC	775,797	0.1
54,546		Sampo OYJ	2,751,201	0.2
26,170		Softbank Investment Corp.	316,798	0.0
667,540		Scentre Group	1,896,371	0.1
13,952		Schroders PLC	660,924	0.0
19,471		Scor S.A.	656,710	0.0
93,548		Segro PLC	577,675	0.0
72,807		Seven Bank Ltd.	358,992	0.0
202,940		Shinsei Bank Ltd.	403,514	0.0
69,181		Shizuoka Bank Ltd.	689,989	0.0
29,664		Hulic Co. Ltd.	333,306	0.0
112,351		Singapore Exchange Ltd.	666,170	0.0
384,626		Sino Land Co.	627,184	0.0
185,369	L	Skandinaviska Enskilda Banken AB	2,163,578	0.1
88,574		Societe Generale	4,276,515	0.3
23,298		Sony Financial Holdings, Inc.	374,772	0.0
300,620		Standard Chartered PLC	4,869,034	0.3
238,612		Standard Life PLC	1,676,646	0.1
291,199		Stockland	994,906	0.1
154,951		Sumitomo Mitsui Financial Group, Inc.	5,935,334	0.4
406,859		Sumitomo Mitsui Trust Holdings, Inc.	1,690,123	0.1
43,496		Sumitomo Realty & Development Co., Ltd.	1,565,916	0.1
200,471		Sun Hung Kai Properties Ltd.	3,091,161	0.2
161,860		Suncorp Group Ltd	1,659,809	0.1
109,000	@	Suntec Real Estate Investment Trust	147,210	0.0
23,061		Suruga Bank Ltd.	478,900	0.0
61,073	L	Svenska Handelsbanken AB	2,750,516	0.2
110,250	L	Swedbank AB	2,632,078	0.2
76,620		Swire Pacific Ltd.	1,042,988	0.1
153,425		Swire Properties Ltd.	498,300	0.0
4,084		Swiss Life Holding	1,008,940	0.1
7,394		Swiss Prime Site AG	642,002	0.0
42,883		Swiss Re Ltd.	4,136,407	0.3
73,411		T&D Holdings, Inc.	1,008,381	0.1
85,688		Tokio Marine Holdings, Inc.	3,234,450	0.2
50,822		Tokyo Tatemono Co., Ltd.	372,338	0.0
58,435		Tokyu Fudosan Holdings Corp.	398,560	0.0
1,337		TrygVesta A/S	157,243	0.0
443,526	@	UBS Group AG	8,316,606	0.5
11,908	L	Unibail-Rodamco SE	3,215,578	0.2
536,024		UniCredit SpA	3,634,921	0.2
107,085		Unione di Banche Italiane SCPA	835,162	0.1
114,160		UnipolSai SpA	332,173	0.0
159,856		United Overseas Bank Ltd.	2,679,533	0.2
17,300		United Overseas Land Ltd.	96,281	0.0
322		United Urban Investment Corp.	501,971	0.0
3,946		Wendel	470,342	0.0
248,000		Westfield Corp.	1,797,283	0.1
379,441		Westpac Banking Corp.	11,341,886	0.7
185,857		Wharf Holdings Ltd.	1,297,439	0.1
116,504		Wheelock & Co., Ltd.	595,345	0.0
18,225		Zurich Insurance Group AG	6,160,091	0.4
			410,507,052	25.9

		Health Care: 11.4%
12,549		Actelion Ltd. - Reg	1,447,321	0.1
23,868		Alfresa Holdings Corp.	336,332	0.0
260,520		Astellas Pharma, Inc.	4,268,594	0.3
153,460		AstraZeneca PLC	10,530,143	0.7
100,486		Bayer AG	15,034,243	0.9
5,286		Celesio AG	156,093	0.0
27,706		Chugai Pharmaceutical Co., Ltd.	874,427	0.1
7,503		Cochlear Ltd.	515,806	0.0
14,430		Coloplast A/S	1,090,117	0.1
57,942		CSL Ltd.	4,053,757	0.3
78,593	L	Daiichi Sankyo Co., Ltd.	1,248,913	0.1
21,209		Dainippon Sumitomo Pharma Co., Ltd.	251,204	0.0
31,279	L	Eisai Co., Ltd.	2,224,808	0.1
43,875	L	Elekta AB	394,573	0.0
25,110		Essilor International SA	2,882,996	0.2
46,770		Fresenius AG	2,788,252	0.2
26,709		Fresenius Medical Care AG & Co. KGaA	2,220,090	0.1
24,285	L	Getinge AB	600,053	0.0
588,951		GlaxoSmithKline PLC	13,557,558	0.9
18,569		Grifols SA	795,655	0.1
8,029		Hisamitsu Pharmaceutical Co., Inc.	329,761	0.0
28,714		Kyowa Hakko Kogyo Co., Ltd.	374,282	0.0
6,617		Lonza Group AG	823,803	0.1
23,600		M3, Inc.	500,671	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
15,946		Merck KGaA	$1,784,635	0.1
8,132		Miraca Holdings, Inc.	373,852	0.0
31,313		Mitsubishi Tanabe Pharma Corp.	537,187	0.0
279,429		Novartis AG	27,579,779	1.7
245,435		Novo Nordisk A/S	13,102,249	0.8
29,957		Olympus Corp.	1,110,673	0.1
10,318		Ono Pharmaceutical Co., Ltd.	1,164,324	0.1
12,086	L	Orion Oyj	340,675	0.0
47,146		Otsuka Holdings Co. Ltd.	1,474,900	0.1
30,118	@	Qiagen NV	755,790	0.0
17,193		Ramsay Health Care Ltd.	877,799	0.1
85,296		Roche Holding AG - Genusschein	23,438,667	1.5
45,693		Ryman Healthcare Ltd.	267,407	0.0
145,227		Sanofi	14,342,424	0.9
46,945		Santen Pharmaceutical Co., Ltd.	684,731	0.0
38,232		Shionogi & Co., Ltd.	1,272,764	0.1
71,756		Shire PLC	5,720,587	0.4
109,810		Smith & Nephew PLC	1,872,424	0.1
48,645		Sonic Healthcare Ltd.	755,743	0.0
6,574		Sonova Holding AG - Reg	912,160	0.1
11,118		Suzuken Co., Ltd.	338,879	0.0
18,038		Sysmex Corp.	1,000,151	0.1
96,162	L	Takeda Pharmaceutical Co., Ltd.	4,800,206	0.3
38,764		Terumo Corp.	1,021,158	0.1
105,332		Teva Phaemaceutical Industries Ltd.	6,582,963	0.4
15,260		UCB S.A.	1,102,395	0.1
			180,513,974	11.4

		Industrials: 12.9%
264,793	@	ABB Ltd.	5,617,321	0.4
49,299		Abertis Infraestructuras S.A.	891,055	0.1
22,605		ACS Actividades de Construccion y Servicios S.A.	800,086	0.1
20,013		Adecco S.A.	1,663,551	0.1
3,659	#,@	Aena SA	367,899	0.0
3,663		Aeroports de Paris	437,815	0.0
31,036		Aggreko PLC	702,047	0.1
38,958		Alfa Laval AB	765,150	0.1
141,895		All Nippon Airways Co., Ltd.	379,877	0.0
50,116	L	ALS Ltd.	188,242	0.0
26,410	@	Alstom SA	812,664	0.1
43,289		Amada Holdings Co., Ltd.	416,903	0.0
9,526	L	Andritz AG	568,768	0.0
439	L	AP Moller - Maersk A/S - Class A	891,454	0.1
857	L	AP Moller - Maersk A/S - Class B	1,791,325	0.1
131,107		Asahi Glass Co., Ltd.	858,750	0.1
120,080		Asciano Group	577,462	0.0
54,691		Ashtead Group PLC	877,119	0.1
41,174		Assa Abloy AB	2,452,544	0.2
50,136		Altantia S.p.A.	1,316,584	0.1
82,276		Atlas Copco AB - Class A	2,663,576	0.2
47,134		Atlas Copco AB - Class B	1,391,839	0.1
128,169		Auckland International Airport Ltd.	430,509	0.0
261,891		Aurizon Holdings Ltd.	963,946	0.1
31,167		Babcock International Group	454,658	0.0
383,408		BAE Systems PLC	2,971,231	0.2
66,900		Bollore Investissement	356,457	0.0
20,775		Bouygues S.A.	815,536	0.1
195,491		Brambles Ltd.	1,709,608	0.1
19,527		Brenntag AG	1,166,628	0.1
42,355		Bunzl PLC	1,148,302	0.1
28,039		Bureau Veritas SA	601,567	0.0
81,059		Capita Group PLC	1,339,964	0.1
146,879		Cathay Pacific Airways Ltd.	339,885	0.0
17,728		Central Japan Railway Co.	3,203,798	0.2
20,646	L	Chiyoda Corp.	176,370	0.0
53,633		Cie de Saint-Gobain	2,354,871	0.2
119,012		CNH Industrial NV	975,334	0.1
142,279		Cobham PLC	640,920	0.0
287,502		ComfortDelgro Corp., Ltd.	605,656	0.0
74,748		Dai Nippon Printing Co., Ltd.	726,038	0.1
28,798		Daikin Industries Ltd.	1,925,263	0.1
30,538	@	Deutsche Lufthansa AG	427,612	0.0
115,972		Deutsche Post AG	3,613,080	0.2
23,274		DSV A/S	723,328	0.1
40,833		East Japan Railway Co.	3,272,112	0.2
19,324		EasyJet PLC	537,812	0.0
25,741		Edenred	642,232	0.0
71,640		Airbus Group NV	4,657,363	0.3
120,810		Experian PLC	1,999,761	0.1
23,293		Fanuc Ltd.	5,085,184	0.3
52,739		Ferrovial SA	1,121,335	0.1
51,624	@	Finmeccanica S.p.A.	613,194	0.0
4,343		Fraport AG Frankfurt Airport Services Worldwide	259,414	0.0
74,617		Fuji Electric Holdings Co., Ltd.	352,044	0.0
193,591		Group 4 Securicor PLC	848,588	0.1
23,187		GEA Group AG	1,114,627	0.1
4,687		Geberit AG - Reg	1,753,949	0.1
59,377		Groupe Eurotunnel S.A.	851,227	0.1
147,788		Hankyu Hanshin Holdings, Inc.	912,946	0.1
31,898		Hexagon AB	1,132,541	0.1
31,332		Hino Motors Ltd.	445,811	0.0
14,410		Hitachi Construction Machinery Co., Ltd.	251,543	0.0
742,773		Hutchison Port Holdings Trust	516,227	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
258,929		Hutchison Whampoa Ltd.	$3,588,977	0.2
164,424		IHI Corp.	768,802	0.1
32,843		IMI PLC	619,754	0.0
118,222	@	International Consolidated Airlines Group SA	1,059,252	0.1
19,629		Intertek Group PLC	727,070	0.1
7,881		ISS A/S	248,408	0.0
183,516		Itochu Corp.	1,985,988	0.1
14,678		Japan Airlines Co. Ltd.	456,592	0.0
25,639		JGC Corp.	509,126	0.0
33,592		LIXIL Group Corp.	794,981	0.1
26,665		JTEKT Corp.	415,746	0.0
104,909		Kajima Corp.	486,381	0.0
35,520		Kamigumi Co., Ltd.	335,315	0.0
177,535		Kawasaki Heavy Industries Ltd.	895,668	0.1
23,000		Keihan Electric Railway Co., Ltd.	139,974	0.0
61,217		Keihin Electric Express Railway Co., Ltd.	489,318	0.0
76,343		Keio Corp.	597,922	0.0
38,996		Keisei Electric Railway Co., Ltd.	483,997	0.0
180,204		Keppel Corp., Ltd.	1,180,705	0.1
231,972		Kintetsu Group Holdings Co., Ltd.	851,078	0.1
113,183		Komatsu Ltd.	2,218,690	0.1
37,764		Kone OYJ	1,674,460	0.1
10,809		Boskalis Westminster NV	532,759	0.0
8,650		Koninklijke Vopak NV	477,365	0.0
137,222		Kubota Corp.	2,167,958	0.1
6,507		Kuehne & Nagel International AG	966,104	0.1
12,448		Kurita Water Industries Ltd.	300,733	0.0
32,364		Legrand S.A.	1,753,079	0.1
13,084		Leighton Holdings Ltd.	209,654	0.0
15,004		Makita Corp.	777,512	0.1
4,769		MAN SE	502,026	0.0
202,456		Marubeni Corp.	1,170,498	0.1
101,016		Meggitt PLC	821,121	0.1
123,496		Melrose Industries PLC	507,211	0.0
14,190	L	Metso OYJ	414,584	0.0
26,000		Minebea Co., Ltd.	408,940	0.0
168,593		Mitsubishi Corp.	3,387,680	0.2
236,361		Mitsubishi Electric Corp.	2,805,955	0.2
372,193		Mitsubishi Heavy Industries Ltd.	2,047,909	0.1
16,490		Mitsubishi Logistics Corp.	256,638	0.0
205,901		Mitsui & Co., Ltd.	2,757,464	0.2
133,930	L	Mitsui OSK Lines Ltd.	454,248	0.0
176,644		MTR Corp.	840,173	0.1
14,521		Nabtesco Corp.	419,500	0.0
110,000	L	Nagoya Railroad Co., Ltd.	439,239	0.0
32,769		NGK Insulators Ltd.	698,194	0.1
25,092		Nidec Corp.	1,665,650	0.1
107,220		Nippon Express Co., Ltd.	599,072	0.0
203,030		Nippon Yusen KK	584,063	0.0
572,211		Noble Group Ltd.	383,288	0.0
57,549		NSK Ltd.	839,961	0.1
194,580		NWS Holdings Ltd.	324,092	0.0
82,015		Obayashi Corp.	531,625	0.0
10,992	@	OCI	340,171	0.0
80,654		Odakyu Electric Railway Co., Ltd.	821,456	0.1
5,496	@	Orascom Construction Ltd.	73,097	0.0
100,282		Orkla ASA	756,861	0.1
11,041		Osram Licht AG	546,560	0.0
13,399		Park24 Co., Ltd.	274,140	0.0
25,204		Prysmian S.p.A.	519,450	0.0
15,809		Randstad Holdings NV	958,337	0.1
8,400		Recruit Holdings Co. Ltd.	262,092	0.0
32,242		Rexel SA	607,946	0.0
229,271		Rolls-Royce Holdings PLC	3,233,613	0.2
79,590		Royal Mail PLC	516,234	0.0
113,837		Koninklijke Philips NV	3,229,539	0.2
33,207		Safran S.A.	2,320,215	0.2
128,061		Sandvik AB	1,434,033	0.1
5,603		Schindler Holding AG - Part Cert	929,884	0.1
2,908		Schindler Holding AG - Reg	475,181	0.0
63,493		Schneider Electric SE	4,940,929	0.3
25,806		Secom Co., Ltd.	1,721,269	0.1
41,681		Securitas AB	598,390	0.0
41,498		Seek Ltd.	538,052	0.0
6,800		Seibu Holdings, Inc.	175,657	0.0
132,194		SembCorp Industries Ltd.	405,824	0.0
103,838	L	SembCorp Marine Ltd.	220,398	0.0
666		SGS S.A.	1,269,807	0.1
78,692		Shimizu Corp.	532,022	0.0
95,922		Siemens AG	10,374,322	0.7
74,860		Singapore Airlines Ltd.	651,772	0.0
47,716		Skanska AB	1,069,760	0.1
47,921	L	SKF AB - B Shares	1,237,368	0.1
6,636		SMC Corp.	1,975,961	0.1
47,548		Smiths Group PLC	786,405	0.1
245,993		Snam Rete Gas S.p.A.	1,194,079	0.1
3,747		Societe BIC S.A.	533,835	0.1
200,906		Singapore Technologies Engineering Ltd.	509,476	0.0
2,927		Sulzer AG	321,290	0.0
137,555		Sumitomo Corp.	1,467,844	0.1
91,533		Sumitomo Electric Industries Ltd.	1,199,856	0.1
73,982		Sumitomo Heavy Industries	484,161	0.0
133,913		Sydney Airport	526,971	0.0
125,809		Taisei Corp.	710,103	0.1
11,520		Thales S.A.	639,155	0.0
15,078		THK Co., Ltd.	383,144	0.0
53,006		TNT Express NV	336,682	0.0
124,927		Tobu Railway Co., Ltd.	591,869	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
142,389		Tokyu Corp.	$880,930	0.1
87,641		Toll Holdings Ltd.	589,653	0.0
77,432		Toppan Printing Co., Ltd.	595,633	0.0
495,619		Toshiba Corp.	2,076,675	0.1
34,869		Toto Ltd.	517,768	0.0
27,054		Toyota Tsusho Corp.	715,784	0.1
205,261	@	Transurban Group	1,486,269	0.1
30,569		Travis Perkins PLC	882,616	0.1
13,441		Vallourec	328,060	0.0
27,985	L	Vestas Wind Systems A/S	1,153,847	0.1
57,100		Vinci S.A.	3,262,323	0.2
188,229	L	Volvo AB - B Shares	2,277,991	0.1
18,366		Wartsila OYJ	812,333	0.1
25,741		Weir Group PLC	649,535	0.0
20,921		West Japan Railway Co.	1,096,897	0.1
32,049		Wolseley PLC	1,894,232	0.1
42,901		Yamato Holdings Co., Ltd.	988,810	0.1
20,562	L	Zardoya Otis SA	265,377	0.0
22,748		Zodiac Aerospace	752,650	0.1
			204,965,594	12.9

		Information Technology: 4.8%
19,956	L	Advantest Corp.	251,594	0.0
343,547	@	Alcatel-Lucent	1,291,546	0.1
50,069	@	Amadeus IT Holding S.A.	2,145,803	0.1
170,265		ARM Holdings PLC	2,765,309	0.2
29,100		ASM Pacific Technology Ltd.	302,890	0.0
42,656		ASML Holding NV	4,324,426	0.3
9,770		Atos Origin	672,527	0.1
31,186		Brother Industries Ltd.	495,479	0.0
137,093		Canon, Inc.	4,850,528	0.3
17,916		Capgemini S.A.	1,469,851	0.1
35,567	L	Citizen Holdings Co., Ltd.	272,602	0.0
62,148		Computershare Ltd.	600,712	0.0
16,159		Dassault Systemes SA	1,093,547	0.1
371,640		Telefonaktiebolaget LM Ericsson	4,665,919	0.3
56,260		Fuji Photo Film Co., Ltd.	2,001,538	0.1
230,135		Fujitsu Ltd.	1,569,438	0.1
10,140	L	Gemalto NV	807,935	0.1
50,196		GungHo Online Entertainment, Inc.	196,090	0.0
18,542		Hamamatsu Photonics KK	558,896	0.0
4,080		Hirose Electric Co., Ltd.	525,341	0.0
587,956		Hitachi Ltd.	4,015,653	0.3
52,637		Hoya Corp.	2,107,287	0.1
15,261		Ibiden Co., Ltd.	257,264	0.0
136,821		Infineon Technologies AG	1,627,744	0.1
45,100	L	Japan Display, Inc.	160,910	0.0
19,323		Kakaku.com, Inc.	320,641	0.0
5,522		Keyence Corp.	3,013,338	0.2
13,266		Konami Corp.	248,182	0.0
59,023		Konica Minolta Holdings, Inc.	598,159	0.0
38,994		Kyocera Corp.	2,131,129	0.1
24,948		Murata Manufacturing Co., Ltd.	3,426,339	0.2
320,207		NEC Corp.	940,584	0.1
8,267		NICE Systems Ltd.	504,607	0.0
13,094		Nintendo Co., Ltd.	1,921,216	0.1
51,414		Nippon Electric Glass Co., Ltd.	251,269	0.0
457,378		Nokia OYJ	3,487,383	0.2
13,888		Nomura Research Institute Ltd.	521,775	0.0
15,584		NTT Data Corp.	676,852	0.1
25,323		Omron Corp.	1,140,780	0.1
6,561		Otsuka Corp.	279,598	0.0
86,932		Ricoh Co., Ltd.	945,249	0.1
12,050		Rohm Co., Ltd.	823,411	0.1
136,358		Sage Group PLC	941,920	0.1
112,000		SAP SE	8,095,034	0.5
32,016		Seiko Epson Corp.	567,047	0.0
33,172		Shimadzu Corp.	369,433	0.0
75,975		STMicroelectronics NV	708,010	0.1
15,412		TDK Corp.	1,091,285	0.1
21,165		Tokyo Electron Ltd.	1,468,084	0.1
14,153		Trend Micro, Inc.	466,348	0.0
14,824		United Internet AG	672,847	0.1
180,244	L	Yahoo! Japan Corp.	743,450	0.1
27,842		Yaskawa Electric Corp.	406,890	0.0
28,073		Yokogawa Electric Corp.	302,445	0.0
			76,094,134	4.8

		Materials: 7.3%
41,658		Air Liquide SA	5,363,005	0.3
22,043		Air Water, Inc.	393,639	0.0
29,438		Akzo Nobel NV	2,225,787	0.1
314,135		Alumina Ltd.	382,275	0.0
148,916		Amcor Ltd.	1,586,692	0.1
169,677		Anglo American PLC	2,534,110	0.2
46,548		Antofagasta PLC	503,567	0.0
122,154		ArcelorMittal	1,146,116	0.1
8,137	L	Arkema	644,414	0.0
158,653		Asahi Kasei Corp.	1,515,077	0.1
110,973		BASF SE	10,985,791	0.7
388,592		BHP Billiton Ltd.	9,032,439	0.6
255,128		BHP Billiton PLC	5,598,840	0.4
35,144		Boliden AB	696,186	0.1
105,917		Boral Ltd.	513,424	0.0
31,412		CRH PLC - Dublin	821,510	0.1
60,857		CRH PLC - London	1,581,188	0.1
16,947		Croda International	687,335	0.0
37,984		Daicel Corp.	452,751	0.0
1,021		EMS-Chemie Holding AG	415,179	0.0
85,940		Fletcher Building Ltd.	539,764	0.0
199,982	L	Fortescue Metals Group Ltd.	296,033	0.0
27,322		Fresnillo PLC	275,920	0.0
1,143		Givaudan	2,064,998	0.1
1,276,891		Glencore PLC	5,390,680	0.3
17,253		HeidelbergCement AG	1,364,402	0.1
27,910		Hitachi Metals Ltd.	427,764	0.0
27,605		Holcim Ltd.	2,056,641	0.1
54,100		Iluka Resources Ltd.	348,724	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
4,464		Imerys SA	$327,537	0.0
214,615		Incitec Pivot Ltd.	662,892	0.0
54,341		Israel Chemicals Ltd.	385,945	0.0
318		Israel Corp., Ltd.	110,764	0.0
57,010		James Hardie Industries SE	659,481	0.0
60,702		JFE Holdings, Inc.	1,339,882	0.1
25,024		Johnson Matthey PLC	1,253,778	0.1
22,135		JSR Corp.	383,316	0.0
21,272	L	K+S AG	693,083	0.1
30,553		Kansai Paint Co., Ltd.	556,057	0.0
400,769		Kobe Steel Ltd.	739,185	0.1
20,654		Koninklijke DSM NV	1,151,134	0.1
44,867		Kuraray Co., Ltd.	607,489	0.0
22,724		Lafarge S.A.	1,477,296	0.1
11,002		Lanxess	585,139	0.0
22,544		Linde AG	4,584,288	0.3
175,048		Mitsubishi Chemical Holdings Corp.	1,016,166	0.1
52,678		Mitsubishi Gas Chemical Co., Inc.	259,243	0.0
138,515		Mitsubishi Materials Corp.	465,445	0.0
108,074		Mitsui Chemicals, Inc.	346,571	0.0
95,455	@	Newcrest Mining Ltd.	962,712	0.1
18,817		Nippon Paint Co., Ltd.	687,888	0.0
928,800		Nippon Steel Corp.	2,335,380	0.2
19,542		Nitto Denko Corp.	1,304,897	0.1
163,993		Norsk Hydro ASA	862,002	0.1
29,957		Novozymes A/S	1,367,507	0.1
103,826		OJI Paper Co., Ltd.	424,809	0.0
45,652		Orica Ltd.	693,237	0.1
10,953		Randgold Resources Ltd.	759,284	0.1
84,808		Rexam PLC	726,830	0.1
52,815		Rio Tinto Ltd.	2,288,473	0.2
154,423		Rio Tinto PLC	6,367,893	0.4
50,489		Shin-Etsu Chemical Co., Ltd.	3,296,331	0.2
265		Sika AG	948,818	0.1
7,403		Solvay S.A.	1,070,100	0.1
66,197		Stora Enso OYJ (Euro Denominated Security)	680,638	0.0
188,171		Sumitomo Chemical Co., Ltd.	965,779	0.1
62,561		Sumitomo Metal Mining Co., Ltd.	914,375	0.1
12,690		Symrise AG	800,147	0.1
11,228		Syngenta AG	3,814,473	0.2
147,001		Taiheiyo Cement Corp.	448,838	0.0
16,725	L	Taiyo Nippon Sanso Corp.	227,590	0.0
114,509		Teijin Ltd.	388,507	0.0
56,421		ThyssenKrupp AG	1,477,107	0.1
183,903		Toray Industries, Inc.	1,539,265	0.1
22,085		Toyo Seikan Kaisha Ltd.	323,030	0.0
12,099		Umicore	505,315	0.0
63,849		UPM-Kymmene OYJ	1,240,386	0.1
14,267		Voestalpine AG	521,886	0.0
22,024		Yara International ASA	1,118,223	0.1
			116,510,662	7.3

		Telecommunication Services: 4.9%
19,061		Belgacom S.A.	666,909	0.0
258,805		Bezeq Israeli Telecommunication Corp., Ltd.	481,932	0.0
978,602		BT Group PLC	6,358,778	0.4
385,043		Deutsche Telekom AG	7,042,571	0.5
18,286	L	Elisa OYJ	459,225	0.0
225,921		Orange SA	3,628,178	0.2
345,867		HKT Trust / HKT Ltd.	445,681	0.0
3,283		Iliad SA	767,076	0.1
54,239		Inmarsat PLC	742,780	0.1
213,501		KDDI Corp.	4,823,528	0.3
400,044		Koninklijke KPN NV	1,356,005	0.1
8,292		Millicom International Cellular S.A.	599,587	0.0
46,199		Nippon Telegraph & Telephone Corp.	2,851,912	0.2
185,454		NTT DoCoMo, Inc.	3,240,999	0.2
234,000		PCCW Ltd.	142,991	0.0
1,007,150		Singapore Telecommunications Ltd.	3,213,855	0.2
116,546		Softbank Corp.	6,787,575	0.4
2,872		Swisscom AG	1,665,445	0.1
105,785		TDC A/S	757,945	0.1
43,133		Tele2 AB	515,905	0.0
247,420		Spark New Zealand Ltd.	550,253	0.0
1,255,479	@	Telecom Italia S.p.A.	1,470,037	0.1
749,090		Telecom Italia S.p.A. RNC	704,378	0.1
53,237		Telefonica Deutschland Holding AG	306,134	0.0
519,904		Telefonica S.A.	7,397,949	0.5
92,329		Telenor ASA	1,863,235	0.1
294,493		TeliaSonera AB	1,871,410	0.1
531,436		Telstra Corp., Ltd.	2,551,134	0.2
24,105		TPG Telecom Ltd.	167,346	0.0
147,793		Vivendi	3,669,359	0.2
3,221,877		Vodafone Group PLC	10,542,983	0.7
			77,643,095	4.9

		Utilities: 3.5%
82,903		AGL Energy Ltd.	959,774	0.1
113,263		APA Group	779,034	0.1
608,943		Centrica PLC	2,277,623	0.1
79,402		Cheung Kong Infrastructure Holdings Ltd.	681,968	0.0
82,542		Chubu Electric Power Co., Inc.	984,224	0.1
39,272		Chugoku Electric Power Co., Inc.	511,923	0.0
230,365		CLP Holdings Ltd.	2,013,419	0.1
243,183		E.ON AG	3,615,856	0.2
15,642		Electric Power Development Co., Ltd.	526,934	0.0
29,608		Electricite de France SA	709,946	0.0
25,510		Enagas	729,452	0.1
23,340		Endesa S.A.	450,573	0.0
223,675		Enel Green Power SpA	417,076	0.0
809,847		Enel S.p.A.	3,658,409	0.2

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
292,198		EDP - Energias de Portugal SA	$1,094,320	0.1
54,504	L	Fortum OYJ	1,141,865	0.1
43,646	@	Gas Natural SDG S.A.	979,942	0.1
176,804		GDF Suez	3,490,633	0.2
23,581		Hokuriku Electric Power Co.	312,035	0.0
783,115		Hong Kong & China Gas	1,813,340	0.1
175,845		Power Assets Holdings Ltd.	1,794,998	0.1
640,567	@	Iberdrola S.A.	4,130,714	0.3
88,962		Kansai Electric Power Co., Inc.	847,886	0.1
53,560		Kyushu Electric Power Co., Inc.	518,927	0.0
131,000		Meridian Energy Ltd.	198,039	0.0
460,332		National Grid PLC	5,918,026	0.4
245,828		Osaka Gas Co., Ltd.	1,027,998	0.1
13,734		Red Electrica de Espana	1,116,752	0.1
59,804		RWE AG	1,522,600	0.1
119,580		Scottish & Southern Energy PLC	2,653,821	0.2
29,158		Severn Trent PLC	888,806	0.1
23,344		Shikoku Electric Power Co., Inc.	287,313	0.0
35,609		Suez Environnement S.A.	613,060	0.0
187,422		Terna S.p.A	825,299	0.1
57,113		Tohoku Electric Power Co., Inc.	648,714	0.0
178,966		Tokyo Electric Power Co., Inc.	677,377	0.0
299,361		Tokyo Gas Co., Ltd.	1,882,003	0.1
84,117		United Utilities Group PLC	1,163,104	0.1
52,082		Veolia Environnement	985,054	0.1
			54,848,837	3.5

		Total Common Stock
		(Cost $1,454,541,718)	1,566,874,811	98.8

PREFERRED STOCK: 0.7%
		Consumer Discretionary: 0.5%
6,702		Bayerische Motoren Werke AG	619,032	0.1
18,825		Porsche AG	1,843,495	0.1
19,657		Volkswagen AG	5,213,065	0.3
			7,675,592	0.5

		Consumer Staples: 0.2%
21,824		Henkel AG & Co. KGaA	2,563,466	0.2

		Materials: 0.0%
9,233		Fuchs Petrolub AG	368,270	0.0

		Total Preferred Stock
		(Cost $8,423,409)	10,607,328	0.7

RIGHTS: 0.0%
		Financials: 0.0%
734,987	@	Banco Bilbao Vizcaya Argentaria SA	105,899	0.0
422,417	@	Banco de Sabadell SA	107,192	0.0
			213,091	0.0

		Telecommunication Services: 0.0%
519,904	@	Telefonica SA	83,853	0.0

		Total Rights
		(Cost $103,326)	296,944	0.0

		Total Long-Term Investments
		(Cost $1,463,068,453)	1,577,779,083	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
	Securities Lending Collateralcc: 3.7%
2,898,154	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $2,898,164, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $2,956,117, due 06/01/16-03/01/45)	2,898,154	0.2
13,767,364	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $13,767,432, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $14,042,712, due 02/15/16-03/01/48)	13,767,364	0.9
13,767,364	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $13,767,447, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $14,042,712, due 08/15/17-02/15/42)	13,767,364	0.9

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
13,767,364	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $13,767,413, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $14,042,711, due 08/18/15-10/20/64)	$13,767,364	0.9
13,767,364	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $13,767,451, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $14,043,226, due 04/15/16-01/15/29)	13,767,364	0.8
		57,967,610	3.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
5,621,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $5,621,000)	5,621,000	0.3

	Total Short-Term Investments
	(Cost $63,588,610)	63,588,610	4.0

	Total Investments in Securities (Cost $1,526,657,063)	$1,641,367,693	103.5
	Liabilities in Excess of Other Assets	(55,961,237)	(3.5)
	Net Assets	$1,585,406,456	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $1,538,323,611.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$196,230,788
Gross Unrealized Depreciation	(93,186,706)

Net Unrealized Appreciation	$103,044,082

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$2,414,407	$191,723,557	$—	$194,137,964
Consumer Staples	1,863,316	169,648,594	—	171,511,910
Energy	—	80,141,589	—	80,141,589
Financials	759,192	409,747,860	—	410,507,052
Health Care	394,573	180,119,401	—	180,513,974
Industrials	1,830,943	203,134,651	—	204,965,594
Information Technology	—	76,094,134	—	76,094,134
Materials	—	116,510,662	—	116,510,662
Telecommunication Services	1,212,757	76,430,338	—	77,643,095
Utilities	959,774	53,889,063	—	54,848,837
Total Common Stock	9,434,962	1,557,439,849	—	1,566,874,811
Preferred Stock	—	10,607,328	—	10,607,328
Rights	296,944	—	—	296,944
Short-Term Investments	5,621,000	57,967,610	—	63,588,610
Total Investments, at fair value	$15,352,906	$1,626,014,787	$—	$1,641,367,693
Other Financial Instruments+
Futures	72,083	—	—	72,083
Total Assets	$15,424,989	$1,626,014,787	$—	$1,641,439,776

(1)	For the period ended March 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2015, securities valued at $14,279,772 and $1,887,861 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At March 31, 2015, the following futures contracts were outstanding for Voya International Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	130	06/19/15	$11,894,350	$72,083
			$11,894,350	$72,083

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya International Index Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$72,083
Total Asset Derivatives		$72,083

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Consumer Discretionary: 21.0%
3,000		ABC-Mart, Inc.	$175,456	0.1
9,800		Accordia Golf Co., Ltd.	94,065	0.0
700		Aeon Fantasy Co., Ltd.	10,727	0.0
1,900		Aisan Industry Co., Ltd.	16,346	0.0
18,400		Aisin Seiki Co., Ltd.	667,098	0.2
8,000	L	Akebono Brake Industry Co., Ltd.	29,294	0.0
2,300		Alpen Co., Ltd.	35,989	0.0
4,600		Alpine Electronics, Inc.	76,502	0.0
500		Amiyaki Tei Co., Ltd.	16,372	0.0
400		Amuse, Inc.	11,195	0.0
4,300		AOKI Holdings, Inc.	60,777	0.0
5,200		Aoyama Trading Co., Ltd.	169,771	0.1
3,000		Arata Corp.	8,097	0.0
1,900		Arc Land Sakamoto Co., Ltd.	40,769	0.0
1,200		Asahi Co., Ltd.	12,392	0.0
4,300		Asatsu-DK, Inc.	117,124	0.0
20,100		Asics Corp.	546,968	0.2
2,100		ASKUL Corp.	49,392	0.0
18,000		Atsugi Co., Ltd.	17,844	0.0
7,700	L	Autobacs Seven Co., Ltd.	121,510	0.0
4,200	L	Avex Group Holdings, Inc.	66,993	0.0
7,900		Belluna Co., Ltd.	38,663	0.0
7,600		Benesse Holdings, Inc.	239,081	0.1
6,400		Best Denki Co., Ltd.	7,668	0.0
8,700	L	BIC Camera, Inc.	90,373	0.0
67,100		Bridgestone Corp.	2,686,679	0.7
14,000		Calsonic Kansei Corp.	92,650	0.0
1,400		Can Do Co., Ltd.	18,380	0.0
5,800		Canon Sales Co., Inc.	116,337	0.0
20,400	L	Casio Computer Co., Ltd.	386,409	0.1
700		Central Sports Co., Ltd.	13,015	0.0
2,300		Chiyoda Co., Ltd.	51,795	0.0
2,300		Chofu Seisakusho Co., Ltd.	56,718	0.0
700		Chori Co., Ltd.	10,792	0.0
13,000	L	Clarion Co., Ltd.	35,738	0.0
2,700		Cleanup Corp.	21,000	0.0
8,000	L	Colowide Co., Ltd.	109,224	0.0
1,100		COOKPAD, Inc.	50,241	0.0
1,200		Corona Corp.	11,584	0.0
1,000		Create Restaurants Holdings, Inc.	13,225	0.0
3,700		CyberAgent, Inc.	211,926	0.1
2,000		Daido Metal Co., Ltd.	20,818	0.0
4,300		Daidoh Ltd.	18,424	0.0
22,800	L	Daihatsu Motor Co., Ltd.	348,740	0.1
1,300		Daikoku Denki Co., Ltd.	18,786	0.0
400		Daikyonishikawa Corp.	10,863	0.0
1,500		Dainichi Co., Ltd.	9,783	0.0
1,300		Daisyo Corp.	15,231	0.0
9,300		DCM Holdings Co., Ltd.	69,634	0.0
10,400		Dena Co., Ltd.	203,566	0.1
50,400		Denso Corp.	2,297,500	0.6
23,400		Dentsu, Inc.	1,001,019	0.3
6,000		Descente Ltd.	74,542	0.0
6,700		Don Quijote Holdings Co. Ltd.	544,631	0.2
1,900		Doshisha Co., Ltd.	29,489	0.0
4,800		Doutor Nichires Holdings Co., Ltd.	80,379	0.0
2,200		Dunlop Sports Co. Ltd.	22,229	0.0
5,000		Dynic Corp.	7,525	0.0
3,000		Eagle Industry Co., Ltd.	60,600	0.0
8,700	L	EDION Corp.	65,392	0.0
3,200		Exedy Corp.	76,218	0.0
2,300		Yondoshi Holdings, Inc.	43,954	0.0
4,000		Fast Retailing Co., Ltd.	1,546,633	0.4
3,100		FCC Co., Ltd.	48,313	0.0
1,000		Felissimo Corp.	8,471	0.0
2,000		Foster Electric Co., Ltd.	49,824	0.0
8,000		France Bed Holdings Co., Ltd.	11,925	0.0
1,200		F-Tech, Inc.	11,479	0.0
2,300		Fuji Co., Ltd.	39,535	0.0
69,700		Fuji Heavy Industries Ltd.	2,313,778	0.6
3,000		Fuji Kiko Co., Ltd.	14,050	0.0
7,000		Fuji Kyuko Co., Ltd.	65,905	0.0
21,000		Fuji Television Network, Inc.	297,663	0.1
10,000		Fujibo Holdings, Inc.	24,881	0.0
2,500		Fujikura Rubber Ltd.	15,817	0.0
8,000		Fujita Kanko, Inc.	34,033	0.0
5,000		Fujitsu General Ltd.	65,494	0.0
2,800		Funai Electric Co., Ltd.	32,233	0.0
1,000		Furukawa Battery Co., Ltd.	7,588	0.0
4,600		Futaba Industrial Co., Ltd.	21,380	0.0
8,000		Gakken Holdings Co., Ltd.	17,058	0.0
1,100		Genki Sushi Co., Ltd.	22,338	0.0
2,900		Geo Corp.	30,658	0.0
11,000		GLOBERIDE, Inc.	17,556	0.0
4,000		Goldwin, Inc.	27,180	0.0
1,000		Gourmet Kineya Co., Ltd.	8,022	0.0
5,900		Gulliver International Co., Ltd.	48,521	0.0
16,000		Gunze Ltd.	42,762	0.0
8,335		H2O Retailing Corp.	156,846	0.1
29,600		Hakuhodo DY Holdings, Inc.	314,686	0.1
300		Hakuyosha Co., Ltd.	637	0.0
2,000		Happinet Corp.	23,803	0.0
1,500		Hard Off Corp. Co., Ltd.	14,190	0.0
1,400		Haruyama Trading Co., Ltd.	8,800	0.0
28,700		Haseko Corp.	279,564	0.1
4,700		Heiwa Corp.	92,323	0.0
1,756		Hiday Hidaka Corp.	44,306	0.0
1,800		Hikari Tsushin, Inc.	116,578	0.0
1,500		Hiramatsu, Inc.	7,935	0.0
3,400		HIS Co., Ltd.	119,397	0.0
7,200		Hitachi Koki Co., Ltd.	58,560	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
183,200		Honda Motor Co., Ltd.	$5,980,187	1.5
1,210		Honeys Co., Ltd.	10,586	0.0
3,400		Hoosiers Holdings Co. Ltd.	17,151	0.0
900		Ichibanya Co., Ltd.	40,018	0.0
3,000		Ichikawa Co., Ltd.	7,378	0.0
7,000		Ichikoh Industries Ltd.	15,028	0.0
12,020		Iida Group Holdings Co. Ltd.	149,535	0.1
1,600		Ikyu Corp.	28,050	0.0
2,500		Imasen Electric Industrial	29,559	0.0
2,000		Intage, Inc.	34,356	0.0
40,200		Isetan Mitsukoshi Holdings Ltd.	664,216	0.2
63,500		Isuzu Motors Ltd.	842,485	0.2
4,500		Izumi Co., Ltd.	164,680	0.1
20,000		Izutsuya Co., Ltd.	10,494	0.0
24,500		J Front Retailing Co., Ltd.	384,616	0.1
30,000	L	Janome Sewing Machine Co., Ltd.	33,402	0.0
2,000		Japan Vilene Co. Ltd.	9,889	0.0
8,000		Japan Wool Textile Co., Ltd.	57,813	0.0
1,000	L	Jin Co. Ltd.	34,629	0.0
700		Joban Kosan Co. Ltd.	892	0.0
5,000		Joshin Denki Co., Ltd.	39,672	0.0
900		Joyful Honda Co. Ltd.	34,466	0.0
5,500	L	JP-Holdings, Inc.	16,177	0.0
15,670		JVC Kenwood Holdings, Inc.	48,195	0.0
5,086		Kadokawa Dwango Corp.	79,729	0.0
4,600	@	Kappa Create Co., Ltd.	43,296	0.0
4,000		Kasai Kogyo Co., Ltd.	32,473	0.0
400		Kawai Musical Instruments Manufacturing Co., Ltd.	7,851	0.0
22,000		KYB Co. Ltd.	80,436	0.0
5,800		Keihin Corp.	88,918	0.0
6,700	L	Keiyo Co., Ltd.	31,988	0.0
120,000	@	Kimuratan Corp.	9,005	0.0
11,000	@	Kinki Nippon Tourist Co., Ltd.	15,359	0.0
5,000		Kintetsu Department Store Co. Ltd	13,865	0.0
7,000		Kinugawa Rubber Industrial Co., Ltd.	30,412	0.0
1,800	L	Kisoji Co., Ltd.	31,162	0.0
2,900		Kohnan Shoji Co., Ltd.	32,477	0.0
12,000		Koito Manufacturing Co., Ltd.	360,825	0.1
3,800		Kojima Co., Ltd.	10,597	0.0
7,000		Komatsu Seiren Co., Ltd.	33,369	0.0
2,900		Komeri Co., Ltd.	68,292	0.0
2,400		Konaka Co., Ltd.	14,786	0.0
2,200	L	Kourakuen Corp.	28,760	0.0
4,860		Ks Holdings Corp.	157,160	0.1
700		Kura Corp.	25,900	0.0
23,000		Kurabo Industries Ltd.	40,378	0.0
1,560		Kyoritsu Maintenance Co., Ltd.	74,578	0.0
1,300		LEC, Inc.	15,505	0.0
5,200		Look, Inc.	10,616	0.0
900		Mars Engineering Corp.	15,920	0.0
24,100		Marui Group Co., Ltd.	273,095	0.1
4,500		Matsuya Co., Ltd.	68,289	0.0
800	L	Matsuya Foods Co., Ltd.	16,055	0.0
61,000		Mazda Motor Corp.	1,235,972	0.3
3,700		Meiko Network Japan Co., Ltd.	39,736	0.0
1,800		Meiwa Estate Co., Ltd.	7,214	0.0
3,000		Misawa Homes Co., Ltd.	26,153	0.0
4,400		Mitsuba Corp.	97,157	0.0
75,300		Mitsubishi Motors Corp.	678,961	0.2
2,000		Mitsui Home Co., Ltd.	8,594	0.0
13,000		Mizuno Corp.	67,790	0.0
600		Monogatari Corp.	19,810	0.0
3,000	L	MOS Food Services, Inc.	63,690	0.0
2,600		Musashi Seimitsu Industry Co., Ltd.	54,957	0.0
15,000		Naigai Co., Ltd.	7,735	0.0
1,800		Nakayamafuku Co., Ltd.	13,311	0.0
22,700		Namco Bandai Holdings, Inc.	441,833	0.1
2,400		Next Co. Ltd	23,908	0.0
18,700		NGK Spark Plug Co., Ltd.	501,983	0.1
17,100		NHK Spring Co., Ltd.	177,893	0.1
10,000		Nice Holdings, Inc.	16,509	0.0
5,100		Nifco, Inc.	175,804	0.1
1,300		Nihon Eslead Corp.	12,920	0.0
38,300	L	Nikon Corp.	513,547	0.1
50		Nippon Columbia Co. Ltd.	164	0.0
1,800		Nippon Felt Co., Ltd.	8,124	0.0
9,000		Nippon Piston Ring Co., Ltd.	18,397	0.0
18,200		Nippon Television Network Corp.	302,947	0.1
6,000		Nishimatsuya Chain Co., Ltd.	52,889	0.0
286,000		Nissan Motor Co., Ltd.	2,908,778	0.8
8,400		Nissan Shatai Co., Ltd.	107,699	0.0
11,000	L	Nissei Build Kogyo Co., Ltd.	27,098	0.0
2,900	@	Nissen Holdings Co., Ltd.	6,183	0.0
13,000		Nisshinbo Industries, Inc.	124,740	0.1
4,900		Nissin Kogyo Co., Ltd.	77,823	0.0
8,500		Nitori Co., Ltd.	575,395	0.2
10,100		NOK Corp.	303,682	0.1
2,800		Noritsu Koki Co., Ltd.	16,222	0.0
2,000		Ohashi Technica, Inc.	24,773	0.0
600		Ohsho Food Service Corp.	21,410	0.0
17,000		Onward Kashiyama Co., Ltd.	118,582	0.0
23,200		Oriental Land Co., Ltd.	1,756,661	0.5

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
6,100		Pacific Industrial Co., Ltd.	$49,850	0.0
1,000		Pal Co., Ltd.	28,455	0.0
3,600		Paltac Corp.	50,615	0.0
10,000		PanaHome Corp.	69,146	0.0
248,600		Panasonic Corp.	3,264,626	0.9
2,600		Parco Co., Ltd.	24,242	0.0
4,400		Paris Miki Holdings, Inc.	17,838	0.0
3,800	L	PGM Holdings K K	41,492	0.0
1,100		PIA Corp.	21,558	0.0
900		Piolax, Inc.	36,656	0.0
30,200		Pioneer Corp.	55,019	0.0
2,600		Plenus Co., Ltd.	48,245	0.0
1,850		Adastria Holdings Co. Ltd	51,132	0.0
9,000		Press Kogyo Co., Ltd.	36,422	0.0
92,800		Rakuten, Inc.	1,634,036	0.4
1,300		Renaissance, Inc.	13,607	0.0
7,400		Resorttrust, Inc.	192,832	0.1
2,200		Right On Co., Ltd.	15,023	0.0
8,000		Riken Corp.	31,616	0.0
1,600	L	Ringer Hut Co., Ltd.	28,423	0.0
3,600		Rinnai Corp.	266,799	0.1
3,940	L	Riso Kyoiku Co. Ltd.	11,745	0.0
6,600		Round One Corp.	37,425	0.0
3,700		Royal Holdings Co., Ltd.	69,251	0.0
2,400		Ryohin Keikaku Co., Ltd.	348,509	0.1
5,000	L	Sagami Chain Co., Ltd.	51,794	0.0
1,900		Saizeriya Co., Ltd.	36,725	0.0
9,000		Sakai Ovex Co., Ltd.	14,815	0.0
600		San Holdings, Inc.	8,924	0.0
12,000		Sanden Holdings Corp.	53,595	0.0
7,800		Sangetsu Co., Ltd.	117,919	0.0
5,900		Sankyo Co., Ltd.	209,548	0.1
4,700		Sankyo Seiko Co., Ltd.	19,312	0.0
5,800	L	Sanrio Co., Ltd.	154,934	0.1
811,000	@,L	Sansui Electric Co., Ltd.	–	–
5,000		Sanyo Electric Railway Co. Ltd	19,650	0.0
11,000		Sanyo Shokai Ltd.	28,264	0.0
4,800		Scroll Corp.	10,994	0.0
21,600		Sega Sammy Holdings, Inc.	314,722	0.1
14,000		Seiko Holdings Corp.	70,575	0.0
6,600		Seiren Co., Ltd.	59,012	0.0
48,000		Sekisui Chemical Co., Ltd.	622,799	0.2
68,400		Sekisui House Ltd.	993,171	0.3
6,800		Senshukai Co., Ltd.	49,267	0.0
170,000	L	Sharp Corp.	332,978	0.1
5,000		Shimachu Co., Ltd.	131,900	0.1
2,400		Shimamura Co., Ltd.	222,290	0.1
8,900		Shimano, Inc.	1,322,559	0.4
2,400		Shimojima Co., Ltd.	21,286	0.0
5,000		Shinyei Kaisha	8,151	0.0
5,000		Shiroki Corp.	13,171	0.0
1,400		Shobunsha Publications, Inc.	10,549	0.0
16,000	L	Shochiku Co., Ltd.	150,290	0.1
6,300		Showa Corp.	63,592	0.0
16,900		Sky Perfect Jsat Corp.	104,822	0.0
2,800		Skylark Co. Ltd.	36,911	0.0
133,012		Sony Corp.	3,557,222	0.9
2,400		St. Marc Holdings Co., Ltd.	81,568	0.0
14,800		Stanley Electric Co., Ltd.	334,070	0.1
6,300		Start Today Co. Ltd.	165,847	0.1
1,800		Starts Corp., Inc.	27,358	0.0
1,300		Studio Alice Co., Ltd.	24,247	0.0
10,000		Suminoe Textile Co., Ltd.	25,516	0.0
17,700		Sumitomo Forestry Co., Ltd.	193,266	0.1
17,100		Sumitomo Rubber Industries, Inc.	315,210	0.1
42,700		Suzuki Motor Corp.	1,282,461	0.3
19,000		Yamada SxL Home Co. Ltd	15,817	0.0
7,000		T RAD Co., Ltd.	14,916	0.0
2,600		Tachi-S Co., Ltd.	36,454	0.0
2,500		Taiho Kogyo Co., Ltd.	29,380	0.0
2,400		Takamatsu Construction Group Co., Ltd.	51,294	0.0
30,000		Takashimaya Co., Ltd.	294,709	0.1
3,800	L	Takata Corp.	41,526	0.0
1,040		Take And Give Needs Co., Ltd.	7,833	0.0
2,000		Takihyo Co., Ltd.	7,700	0.0
2,300		Tamron Co., Ltd.	49,487	0.0
4,000		TBK Co., Ltd.	20,763	0.0
2,400		TPR Co., Ltd.	64,245	0.0
3,000		T-Gaia Corp.	39,683	0.0
1,900		Toa Corp./Hyogo	18,324	0.0
11,000		Toabo Corp.	6,687	0.0
7,000		Toei Co., Ltd.	52,008	0.0
14,400		Toho Co., Ltd.	352,091	0.1
5,500		Tokai Rika Co., Ltd.	127,466	0.1
4,800		Tokai Rubber Industries, Inc.	42,069	0.0
820		Token Corp.	41,218	0.0
12,300		Tokyo Broadcasting System, Inc.	155,132	0.1
1,050		Tokyo Derica Co. Ltd.	16,885	0.0
18,000		Tokyo Dome Corp.	76,357	0.0
17,000		Tokyotokeiba Co., Ltd.	42,194	0.0
5,900		Tomy Co., Ltd.	35,072	0.0
4,000		Tonichi Carlife Group, Inc.	9,373	0.0
4,900		Topre Corp.	76,497	0.0
2,200		Toridoll.corp	30,530	0.0
9,500		Toyo Tire & Rubber Co., Ltd.	170,670	0.1
6,400		Toyoda Gosei Co., Ltd.	142,868	0.1
7,600		Toyota Boshoku Corp.	94,940	0.0
18,500		Toyota Industries Corp.	1,058,143	0.3
280,960		Toyota Motor Corp.	19,612,055	5.0
4,200		TS Tech Co., Ltd.	113,254	0.0
11,850		TSI Holdings Co. Ltd.	79,872	0.0
600		Tsutsumi Jewelry Co., Ltd.	14,740	0.0
5,300		TV Asahi Corp.	88,379	0.0
2,300		Tv Tokyo Holdings Corp.	42,298	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
3,700		Unipres Corp.	$75,454	0.0
2,600		United Arrows Ltd.	77,173	0.0
75,000		Unitika Ltd.	34,353	0.0
3,100	L	U-Shin Ltd.	20,340	0.0
25,400		USS Co., Ltd.	438,901	0.1
1,200		ValueCommerce Co. Ltd.	5,697	0.0
14,000	L	Wacoal Holdings Corp.	157,361	0.1
2,600	L	WATAMI Co., Ltd.	25,688	0.0
600		Wowow, Inc.	19,175	0.0
2,500		Xebio Co., Ltd.	43,382	0.0
75,800	L	Yamada Denki Co., Ltd.	312,140	0.1
14,700		Yamaha Corp.	256,697	0.1
31,200		Yamaha Motor Co., Ltd.	751,628	0.2
1,500		Yellow Hat Ltd.	32,046	0.0
5,300		Yokohama Reito Co., Ltd.	36,816	0.0
24,000		Yokohama Rubber Co., Ltd.	247,393	0.1
5,000		Yomiuri Land Co., Ltd.	19,281	0.0
1,600		Yorozu Corp.	33,603	0.0
6,800	L	Yoshinoya D&C Co., Ltd.	74,157	0.0
2,400		Zenrin Co., Ltd.	29,585	0.0
8,200	L	Zensho Holdings Co., Ltd.	79,429	0.0
			82,336,912	21.0

		Consumer Staples: 7.7%
82,445	L	Aeon Co., Ltd.	904,374	0.2
2,300		Aeon Hokkaido Corp.	12,647	0.0
2,600		Ain Pharmaciez, Inc.	102,984	0.0
54,000		Ajinomoto Co., Inc.	1,184,676	0.3
4,500		Arcs Co., Ltd.	107,987	0.0
2,400		Ariake Japan Co., Ltd.	82,390	0.0
2,300		Artnature, Inc.	21,080	0.0
46,000		Asahi Group Holdings, Ltd.	1,458,589	0.4
600		Belc Co., Ltd.	17,399	0.0
8,700		Calbee, Inc.	377,686	0.1
2,100		Cawachi Ltd.	36,571	0.0
2,200		CFS Corp.	16,041	0.0
3,300		Chubu Shiryo Co., Ltd.	18,393	0.0
6,670		Coca-Cola Central Japan Co., Ltd.	135,937	0.1
7,300		Coca-Cola West Co., Ltd.	120,619	0.0
2,620		Cocokara Fine Holdings, Inc.	73,587	0.0
1,100		Cosmos Pharmaceutical Corp.	171,891	0.1
1,300		Create SD Holdings	55,299	0.0
800		Daikokutenbussan Co., Ltd.	32,838	0.0
1,600		Dr Ci:Labo Co., Ltd.	55,861	0.0
1,200		Dydo Drinco, Inc.	48,227	0.0
3,000	@	Euglena Co. Ltd.	49,300	0.0
5,000		Ezaki Glico Co., Ltd.	202,134	0.1
6,600		FamilyMart Co., Ltd.	276,530	0.1
5,200		Fancl Corp.	66,348	0.0
24,680		Feed One Holdings Co. Ltd.	23,428	0.0
6,500		Fuji Oil Co., Ltd.	103,594	0.0
2,000		Fujicco Co., Ltd.	32,356	0.0
19,000	@	Fujiya Co., Ltd.	31,010	0.0
200		Genky Stores, Inc.	16,846	0.0
900		Harashin Narus Holdings Co., Ltd.	26,770	0.0
12,000	L	Hayashikane Sangyo Co., Ltd.	9,971	0.0
3,800		Heiwado Co., Ltd.	86,989	0.0
2,900		Hokuto Corp.	54,036	0.0
9,100		House Foods Corp.	190,709	0.1
3,300		Inageya Co., Ltd.	37,597	0.0
6,700	L	Ito En Ltd.	144,532	0.1
500		Itochu-Shokuhin Co., Ltd.	17,593	0.0
12,000	L	Itoham Foods, Inc.	66,291	0.0
126,400		Japan Tobacco, Inc.	3,996,119	1.0
17,000		J-Oil Mills, Inc.	59,154	0.0
9,900	L	Kagome Co., Ltd.	153,806	0.1
1,100		Kameda Seika Co. Ltd.	44,726	0.0
57,700		Kao Corp.	2,881,194	0.7
2,800		Kato Sangyo Co., Ltd.	58,017	0.0
11,900		Kewpie Corp.	289,555	0.1
2,600		KEY Coffee, Inc.	39,190	0.0
19,000		Kikkoman Corp.	602,476	0.2
97,200		Kirin Brewery Co., Ltd.	1,274,901	0.3
3,600		Kobayashi Pharmaceutical Co., Ltd.	257,617	0.1
3,700		Kose Corp.	204,062	0.1
700		Kusuri No Aoki Co. Ltd.	52,577	0.0
10,000		Kyokuyo Co. Ltd.	23,666	0.0
7,500		Lawson, Inc.	519,899	0.1
2,000		Life Corp.	34,980	0.0
26,000		Lion Corp.	158,244	0.1
2,600		Mandom Corp.	95,144	0.0
7,000		Marudai Food Co., Ltd.	23,776	0.0
4,900		Maruha Nichiro Corp.	69,125	0.0
4,600		Matsumotokiyoshi Holdings Co., Ltd.	163,685	0.1
4,900		Megmilk Snow Brand Co., Ltd.	58,926	0.0
6,800		MEIJI Holdings Co., Ltd.	828,307	0.2
700		Meito Sangyo Co., Ltd.	6,894	0.0
1,512		Milbon Co., Ltd.	48,530	0.0
700		Ministop Co., Ltd.	9,866	0.0
2,500		Mitsubishi Shokuhin Co. Ltd.	52,294	0.0
15,000		Mitsui Sugar Co., Ltd.	52,703	0.0
14,000		Miyoshi Oil & Fat Co., Ltd.	16,201	0.0
26,000		Morinaga & Co., Ltd.	91,309	0.0
22,000		Morinaga Milk Industry Co., Ltd.	83,507	0.0
7,000		Morozoff Ltd.	22,151	0.0
1,000		Nagatanien Co., Ltd.	9,436	0.0
2,000		Nakamuraya Co., Ltd.	8,363	0.0
2,000		Natori Co., Ltd.	25,395	0.0
25,000		Nichirei Corp.	140,057	0.1
510		Nihon Chouzai Co., Ltd.	25,945	0.0
18,000		Nippon Beet Sugar Manufacturing Co., Ltd.	29,692	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
15,000		Nippon Flour Mills Co., Ltd.	$74,177	0.0
16,000		NH Foods Ltd.	368,698	0.1
30,800		Nippon Suisan Kaisha Ltd.	93,443	0.0
12,000		Nisshin Oillio Group Ltd.	44,557	0.0
24,745		Nisshin Seifun Group, Inc.	291,253	0.1
9,600		Nissin Food Products Co., Ltd.	471,802	0.1
1,000		Noevir Holdings Co. Ltd.	20,028	0.0
9,000		Oenon Holdings, Inc.	16,490	0.0
1,000		OIE Sangyo Co., Ltd.	7,306	0.0
2,000		Okuwa Co., Ltd.	15,440	0.0
2,300		Olympic Group Corp.	15,202	0.0
3,500		Pigeon Corp.	294,118	0.1
2,500		Pola Orbis Holdings, Inc.	132,444	0.1
9,000		Prima Meat Packers Ltd.	25,073	0.0
1,500		Rock Field Co., Ltd.	32,286	0.0
1,100		S Foods, Inc.	20,224	0.0
1,800		Sakata Seed Corp.	29,291	0.0
1,400		San-A Co., Ltd.	53,090	0.0
38,000		Sapporo Holdings Ltd.	150,352	0.1
84,300		Seven & I Holdings Co., Ltd.	3,542,562	0.9
38,400	L	Shiseido Co., Ltd.	681,218	0.2
4,000		Showa Sangyo Co., Ltd.	15,394	0.0
1,200		Sogo Medical Co., Ltd.	33,772	0.0
2,400		ST Corp.	20,408	0.0
5,000		Starzen Co., Ltd.	15,860	0.0
3,600		Sugi Holdings Co., Ltd.	178,042	0.1
4,200		Sundrug Co., Ltd.	218,010	0.1
13,800		Suntory Beverage & Food Ltd.	590,904	0.2
17,500	L	Takara Holdings, Inc.	126,499	0.0
4,000		Tobu Store Co., Ltd.	9,432	0.0
7,000		Toho Co., Ltd./Hyogo	25,409	0.0
2,900		Torigoe Co., Ltd.	17,218	0.0
12,000		Toyo Suisan Kaisha Ltd.	422,188	0.1
4,200		Tsuruha Holdings, Inc.	321,516	0.1
43,100		Uni-Charm Corp.	1,128,358	0.3
3,700		Aderans Co. Ltd.	38,247	0.0
6,180		United Super Markets Holdings, Inc.	54,929	0.0
21,000		UNY Co., Ltd.	117,674	0.0
4,500		Valor Co., Ltd.	97,167	0.0
2,300		Warabeya Nichiyo Co., Ltd.	42,772	0.0
1,680		Welcia Holdings Co. Ltd.	62,726	0.0
1,500		Yaizu Suisankagaku Industry Co., Ltd.	12,894	0.0
12,300		Yakult Honsha Co., Ltd.	856,849	0.2
11,000		Yamatane Corp.	16,027	0.0
630		Yamaya Corp.	8,838	0.0
17,000		Yamazaki Baking Co., Ltd.	306,312	0.1
2,400		Yaoko Co., Ltd.	89,904	0.0
2,000		Yomeishu Seizo Co., Ltd.	16,639	0.0
1,000	@	Yonekyu Corp.	15,443	0.0
			30,221,084	7.7

		Energy: 0.9%
4,700		AOC Holdings, Inc.	15,185	0.0
61,000		Cosmo Oil Co., Ltd.	82,287	0.0
10,400		Idemitsu Kosan Co., Ltd.	181,128	0.1
119,400		Inpex Holdings, Inc.	1,315,644	0.4
2,600		Itochu Enex Co., Ltd.	21,431	0.0
700	L	Japan Drilling Co. Ltd.	23,025	0.0
4,000		Japan Oil Transportation Co., Ltd.	8,222	0.0
2,900		Japan Petroleum Exploration Co.	98,256	0.0
235,010		JX Holdings, Inc.	904,237	0.2
3,800		Mitsuuroko Co., Ltd.	17,607	0.0
2,300	L	Modec, Inc.	36,151	0.0
9,500		Nippon Coke & Engineering Co., Ltd.	9,018	0.0
3,600		Nippon Gas Co., Ltd.	88,880	0.0
3,500		Sala Corp.	16,953	0.0
4,000		San-Ai Oil Co., Ltd.	25,921	0.0
5,100		Shinko Plantech Co., Ltd.	37,596	0.0
19,600		Showa Shell Sekiyu KK	179,018	0.1
8,000		Sinanen Co., Ltd.	30,369	0.0
33,000		TonenGeneral Sekiyu KK	284,595	0.1
9,000		Toyo Kanetsu K K	17,064	0.0
			3,392,587	0.9

		Financials: 17.0%
32,000		77 Bank Ltd.	181,095	0.1
38,900	L	Acom Co., Ltd.	134,894	0.1
13,000	L	AEON Financial Service Co., Ltd.	327,940	0.1
13,170		Aeon Mall Co., Ltd.	260,807	0.1
1,000		Aichi Bank Ltd.	51,055	0.0
32,600	L	Aiful Corp.	115,622	0.0
3,700		Airport Facilities Co., Ltd.	20,754	0.0
14,000		Akita Bank Ltd.	42,774	0.0
1,000		Anicom Holdings, Inc.	17,639	0.0
20,000		Aomori Bank Ltd.	64,426	0.0
126,000		Aozora Bank Ltd.	446,615	0.1
9,400		Ashikaga Holdings Co. Ltd.	39,509	0.0
17,000		Awa Bank Ltd.	96,309	0.0
1,600		Bank of Iwate Ltd.	69,209	0.0
38,000		Bank of Kyoto Ltd.	398,275	0.1
20,000	L	Bank of Nagoya Ltd.	66,267	0.0
1,700		Bank of Okinawa Ltd.	71,402	0.0
12,000		Bank of Saga Ltd.	30,233	0.0
4,300		Bank of the Ryukyus Ltd.	61,666	0.0
137,000		Bank of Yokohama Ltd.	802,360	0.2
5,000		Century Leasing System, Inc.	152,311	0.1
77,000		Chiba Bank Ltd.	564,338	0.2
5,100		Chiba Kogyo Bank Ltd.	33,986	0.0
14,100		Chugoku Bank Ltd.	210,542	0.1
15,000		Chukyo Bank Ltd.	25,615	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
16,300		Credit Saison Co., Ltd.	$292,403	0.1
6,800		Daibiru Corp.	70,179	0.0
128,200		Dai-ichi Life Insurance Co., Ltd.	1,859,555	0.5
31,000		Daikyo, Inc.	46,720	0.0
12,000		Daisan Bank Ltd.	18,876	0.0
25,000		Daishi Bank Ltd.	87,981	0.0
13,000		Daito Bank Ltd.	17,664	0.0
8,800		Daito Trust Construction Co., Ltd.	982,659	0.3
66,300		Daiwa House Industry Co., Ltd.	1,306,791	0.4
189,000		Daiwa Securities Group, Inc.	1,487,787	0.4
500		eGuarantee, Inc.	7,933	0.0
17,000	L	Ehime Bank Ltd.	33,966	0.0
14,000		Eighteenth Bank Ltd.	42,472	0.0
11,800	L	FIDEA Holdings Co., Ltd.	21,411	0.0
2,700		Financial Products Group Co. Ltd.	29,790	0.0
19,000		Fukui Bank Ltd.	41,319	0.0
82,000		Fukuoka Financial Group, Inc.	421,684	0.1
34,000		Fukushima Bank Ltd.	25,162	0.0
2,200		Fuyo General Lease Co., Ltd.	88,388	0.0
900		GCA Savvian Corp.	10,789	0.0
1,720		Goldcrest Co., Ltd.	29,897	0.0
46,000	L	Gunma Bank Ltd.	310,752	0.1
36,000		Hachijuni Bank Ltd.	253,841	0.1
4,600		Heiwa Real Estate Co., Ltd.	64,586	0.0
12,000		Higashi-Nippon Bank Ltd.	37,716	0.0
17,000		Higo Bank Ltd.	104,165	0.0
60,000		Hiroshima Bank Ltd.	323,361	0.1
4,400		Hitachi Capital Corp.	92,872	0.0
25,000		Hokkoku Bank Ltd.	87,121	0.0
29,000		Hokuetsu Bank Ltd.	56,528	0.0
131,000		Hokugin Financial Group, Inc.	292,010	0.1
20,000		Hyakugo Bank Ltd.	92,746	0.0
26,000		Hyakujushi Bank Ltd.	85,849	0.0
4,200		IBJ Leasing Co., Ltd.	86,861	0.0
4,500		Ichiyoshi Securities Co., Ltd.	48,692	0.0
2,500		IwaiCosmo Holdings, Inc.	35,222	0.0
20,600		Iyo Bank Ltd.	244,301	0.1
12,000		Jaccs Co., Ltd.	62,783	0.0
2,700		Jafco Co., Ltd.	100,281	0.0
20,000		Japan Asia Investment Co., Ltd.	12,983	0.0
11,111		Japan Securities Finance Co., Ltd.	70,169	0.0
13,700		Jimoto Holdings, Inc.	25,601	0.0
800		Jowa Holdings Co. Ltd	30,827	0.0
71,000		Joyo Bank Ltd.	364,881	0.1
26,000		Juroku Bank Ltd.	95,406	0.0
10,200		kabu.com Securities Co., Ltd.	66,906	0.0
14,000		Kagoshima Bank Ltd.	95,151	0.0
2,700		Kansai Urban Banking Corp.	27,955	0.0
5,900		Keihanshin Building Co. Ltd.	34,916	0.0
17,000		Keiyo Bank Ltd.	98,410	0.0
29,500		Kenedix, Inc.	120,100	0.0
1,200		Kita-Nippon Bank Ltd.	35,046	0.0
8,000		Kiyo Bank Ltd./The	111,324	0.0
7,000	L	Kosei Securities Co., Ltd.	13,317	0.0
3,100		Kyokuto Securities Co., Ltd.	45,652	0.0
24,000	@	Leopalace21 Corp.	125,633	0.0
6,400		Marusan Securities Co., Ltd.	65,280	0.0
9,700	L	Matsui Securities Co., Ltd.	87,998	0.0
17,000	L	Michinoku Bank Ltd.	28,907	0.0
5,000		Mie Bank Ltd.	11,438	0.0
8,000		Minato Bank Ltd.	18,525	0.0
5,000		Mito Securities Co., Ltd.	18,541	0.0
150,000		Mitsubishi Estate Co., Ltd.	3,478,795	0.9
1,612,300		Mitsubishi UFJ Financial Group, Inc.	9,985,640	2.6
48,700		Mitsubishi UFJ Lease & Finance Co., Ltd.	240,665	0.1
107,000		Mitsui Fudosan Co., Ltd.	3,142,378	0.8
64,011		MS&AD Insurance Group Holdings, Inc.	1,792,054	0.5
16,000		Miyazaki Bank Ltd.	60,846	0.0
2,781,900		Mizuho Financial Group, Inc.	4,889,127	1.3
800		Mone Square Holdings, Inc.	9,198	0.0
26,000		Monex Beans Holdings, Inc.	69,444	0.0
3,600		Musashino Bank Ltd.	120,744	0.0
13,000		Nagano Bank Ltd.	21,328	0.0
22,000		Nanto Bank Ltd.	76,269	0.0
70,000		Nishi-Nippon City Bank Ltd.	202,898	0.1
45,150		NKSJ Holdings, Inc.	1,403,639	0.4
412,400		Nomura Holdings, Inc.	2,422,286	0.6
12,200		Nomura Real Estate Holdings, Inc.	219,712	0.1
28,300		North Pacific Bank Ltd.	106,808	0.0
12,000		NTT Urban Development Corp.	119,866	0.0
26,000		Ogaki Kyoritsu Bank Ltd.	82,209	0.0
15,000		Oita Bank Ltd.	58,244	0.0
16,000		Okasan Securities Group, Inc.	126,955	0.1
800		Open House Co. Ltd.	18,802	0.0
44,500		Orient Corp.	72,246	0.0
142,300		ORIX Corp.	1,999,476	0.5
29,500		Osaka Securities Exchange Co. Ltd.	854,108	0.2
1,800		Pocket Card Co., Ltd.	8,121	0.0
900		Relo Holdings, Inc.	79,625	0.0
234,200		Resona Holdings, Inc.	1,162,280	0.3

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
1,800		Ricoh Leasing Co., Ltd.	$53,415	0.0
13,000		San-In Godo Bank Ltd.	107,316	0.0
24,260		Softbank Investment Corp.	293,676	0.1
19,230		Senshu Ikeda Holdings, Inc.	91,313	0.0
66,900		Seven Bank Ltd.	329,866	0.1
22,000		Shiga Bank Ltd.	109,822	0.0
13,000		Shikoku Bank Ltd.	26,726	0.0
1,200		Shimizu Bank Ltd.	30,308	0.0
180,000		Shinsei Bank Ltd.	357,901	0.1
58,000		Shizuoka Bank Ltd.	578,473	0.2
34,300		Hulic Co. Ltd.	385,396	0.1
18,800		Sony Financial Holdings, Inc.	302,417	0.1
151,852		Sumitomo Mitsui Financial Group, Inc.	5,816,628	1.5
442,440		Sumitomo Mitsui Trust Holdings, Inc.	1,837,929	0.5
920		Sumitomo Real Estate Sales Co., Ltd.	24,992	0.0
48,000		Sumitomo Realty & Development Co., Ltd.	1,728,066	0.5
2,300		Sun Frontier Fudousan Co., Ltd.	21,187	0.0
21,000		Suruga Bank Ltd.	436,100	0.1
73,500		T&D Holdings, Inc.	1,009,604	0.3
7,000		Taiko Bank Ltd.	13,521	0.0
8,000		Takara Leben Co., Ltd.	42,844	0.0
8,000		TOC Co., Ltd.	62,708	0.0
10,000		Tochigi Bank Ltd.	51,585	0.0
16,000		Toho Bank Ltd.	65,843	0.0
18,000		Tohoku Bank Ltd.	24,885	0.0
23,500		Tokai Tokyo Financial Holdings	181,029	0.1
83,100		Tokio Marine Holdings, Inc.	3,136,762	0.8
5,000		Tokyo Rakutenchi Co., Ltd.	20,493	0.0
44,000		Tokyo Tatemono Co., Ltd.	322,358	0.1
15,000		Tokyo Theatres Co., Inc.	17,359	0.0
2,828		Tokyo TY Financial Group, Inc.	75,788	0.0
49,296		Tokyu Fudosan Holdings Corp.	336,227	0.1
11,000		Tomato Bank Ltd.	18,399	0.0
15,600		TOMONY Holdings, Inc.	70,556	0.0
3,600		Tosei Corp.	23,402	0.0
12,000		Tottori Bank Ltd.	25,475	0.0
13,000		Towa Bank Ltd.	10,704	0.0
11,000		Toyo Securities Co., Ltd.	34,011	0.0
10,300		Tsukuba Bank Ltd.	33,295	0.0
11,000		Yamagata Bank Ltd.	46,630	0.0
20,000	L	Yamaguchi Financial Group, Inc.	229,866	0.1
15,000		Yamanashi Chuo Bank Ltd.	65,713	0.0
4,900		Zenkoku Hosho Co. Ltd.	183,555	0.1
			66,651,628	17.0

		Health Care: 6.3%
23,800		Alfresa Holdings Corp.	335,373	0.1
1,600		As One Corp.	48,406	0.0
2,200		ASKA Pharmaceutical Co., Ltd.	21,963	0.0
243,900		Astellas Pharma, Inc.	3,996,277	1.0
1,800		BML, Inc.	51,120	0.0
21,100		Chugai Pharmaceutical Co., Ltd.	665,935	0.2
1,400	L	CMIC Co., Ltd.	22,652	0.0
900		Create Medic Co., Ltd.	7,683	0.0
71,000	L	Daiichi Sankyo Co., Ltd.	1,128,254	0.3
1,000		Daiken Medical Co. Ltd	10,623	0.0
15,100	L	Dainippon Sumitomo Pharma Co., Ltd.	178,848	0.1
660		Daito Pharmaceutical Co. Ltd.	13,039	0.0
2,200		Eiken Chemical Co., Ltd.	36,090	0.0
27,800		Eisai Co., Ltd.	1,977,354	0.5
3,400		EPS Co., Ltd.	40,196	0.0
1,700		FALCO SD Holdings Co., Ltd.	19,652	0.0
6,000		Fuso Pharmaceutical Industries Ltd.	15,513	0.0
6,000		Hisamitsu Pharmaceutical Co., Inc.	246,427	0.1
1,700		Hogy Medical Co., Ltd.	83,466	0.0
1,400		JCR Pharmaceuticals Co. Ltd.	29,234	0.0
9,000		Jeol Ltd.	47,161	0.0
7,000		Kaken Pharmaceutical Co., Ltd.	202,368	0.1
4,400		Kissei Pharmaceutical Co., Ltd.	137,381	0.0
5,800		Kyorin Co., Ltd.	138,658	0.0
25,000		Kyowa Hakko Kogyo Co., Ltd.	325,870	0.1
17,900		M3, Inc.	379,746	0.1
500		Mani, Inc.	36,233	0.0
20,300		Medipal Holdings Corp.	264,593	0.1
5,600		Miraca Holdings, Inc.	257,449	0.1
22,400		Mitsubishi Tanabe Pharma Corp.	384,281	0.1
1,600		Mochida Pharmaceutical Co., Ltd.	105,042	0.0
3,600		Nagaileben Co., Ltd.	65,686	0.0
4,300		Nichii Gakkan Co.	37,917	0.0
5,550		Nichi-iko Pharmaceutical Co., Ltd.	127,808	0.0
9,000		Nihon Kohden Corp.	244,794	0.1
8,000	L	Nikkiso Co., Ltd.	71,551	0.0
5,000		Nippon Chemiphar Co., Ltd.	24,437	0.0
5,000		Nippon Shinyaku Co., Ltd.	181,765	0.1
11,900		Nipro Corp.	113,297	0.0
1,400		Nissui Pharmaceutical Co., Ltd.	16,618	0.0
30,600		Olympus Corp.	1,134,513	0.3
9,800		Ono Pharmaceutical Co., Ltd.	1,105,871	0.3

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
42,500		Otsuka Holdings Co. Ltd.	$1,329,556	0.3
1,900		Paramount Bed Holdings Co. Ltd.	50,188	0.0
10,000	L	Rohto Pharmaceutical Co., Ltd.	142,136	0.0
39,500		Santen Pharmaceutical Co., Ltd.	576,140	0.2
3,600		Sawai Pharmaceutical Co., Ltd.	213,184	0.1
4,500		Seikagaku Corp.	85,561	0.0
2,600		Shin Nippon Biomedical Laboratories Ltd.	17,657	0.0
33,600		Shionogi & Co., Ltd.	1,118,562	0.3
3,100		Ship Healthcare Holdings, Inc.	70,768	0.0
9,130		Suzuken Co., Ltd.	278,292	0.1
15,900		Sysmex Corp.	881,605	0.2
1,500		Taiko Pharmaceutical Co. Ltd.	24,080	0.0
5,000		Taisho Pharmaceutical Holdings Co. Ltd.	371,511	0.1
80,100	L	Takeda Pharmaceutical Co., Ltd.	3,998,424	1.0
31,100		Terumo Corp.	819,266	0.2
7,000		Toho Holdings Co., Ltd.	118,298	0.0
1,600		Tokai Corp./Gifu	54,427	0.0
2,100		Torii Pharmaceutical Co., Ltd.	56,010	0.0
1,200		Towa Pharmaceutical Co., Ltd.	68,601	0.0
2,000		Tsukui Corp.	15,155	0.0
6,400	L	Tsumura & Co.	158,056	0.1
5,300		Vital KSK Holdings, Inc.	40,326	0.0
4,000		ZERIA Pharmaceutical Co., Ltd.	66,798	0.0
			24,885,745	6.3

		Industrials: 20.5%
1,800		Advan Co., Ltd.	22,873	0.0
1,800		Aeon Delight Co., Ltd.	43,035	0.0
7,300		Aica Kogyo Co., Ltd.	169,984	0.1
4,800		Aichi Corp.	24,298	0.0
5,800		Aida Engineering Ltd.	66,510	0.0
404,000	L	All Nippon Airways Co., Ltd.	1,081,576	0.3
31,400		Amada Holdings Co., Ltd.	302,404	0.1
3,000		Anest Iwata Corp.	19,236	0.0
6,000		Arrk Corp.	6,799	0.0
6,300		Asahi Diamond Industrial Co., Ltd.	71,902	0.0
105,000		Asahi Glass Co., Ltd.	687,749	0.2
3,600		Asahi Kogyosha Co., Ltd.	13,703	0.0
6,000		Asanuma Corp.	7,436	0.0
1,500		Asunaro Aoki Construction Co., Ltd.	10,656	0.0
3,000		Bando Chemical Industries Ltd.	11,597	0.0
4,000		Bunka Shutter Co., Ltd.	33,080	0.0
23,000		Central Glass Co., Ltd.	108,557	0.0
18,300		Central Japan Railway Co.	3,307,169	0.9
1,900		Central Security Patrols Co., Ltd.	20,711	0.0
16,000	L	Chiyoda Corp.	136,682	0.1
1,300		Chiyoda Integre Co., Ltd.	31,401	0.0
3,200		Chudenko Corp.	62,283	0.0
5,000		Chugai Ro Co., Ltd.	11,315	0.0
5,900		CKD Corp.	55,164	0.0
10,200		COMSYS Holdings Corp.	125,835	0.1
4,000		Cosel Co., Ltd.	44,780	0.0
1,000		CTI Engineering Co., Ltd.	10,359	0.0
61,000		Dai Nippon Printing Co., Ltd.	592,502	0.2
6,000		Dai-Dan Co., Ltd.	40,906	0.0
9,500		Daifuku Co., Ltd.	125,404	0.1
12,000		Daihen Corp.	58,931	0.0
7,000		Daiho Corp.	35,965	0.0
21,000	L	Daiichi Chuo KK	7,343	0.0
9,000		Daiichi Jitsugyo Co., Ltd.	45,168	0.0
29,700		Daikin Industries Ltd.	1,985,565	0.5
3,500		Daiseki Co., Ltd.	63,113	0.0
2,000		Daiwa Industries Ltd.	12,338	0.0
1,400		Daiwa Odakyu Construction Co.	10,941	0.0
1,200		Denyo Co., Ltd.	17,921	0.0
600		Dream Incubator, Inc.	12,408	0.0
7,000		Duskin Co., Ltd.	121,222	0.0
37,500		East Japan Railway Co.	3,005,025	0.8
45,000		Ebara Corp.	189,446	0.1
700		Ebara Jitsugyo Co. Ltd.	8,313	0.0
900	L	Emori Group Holdings Co. Ltd	3,557	0.0
700		Endo Lighting Corp.	7,977	0.0
10,000		Enshu Ltd.	9,486	0.0
21,200		Fanuc Ltd.	4,628,253	1.2
13,800		Fudo Tetra Corp.	27,290	0.0
56,000		Fuji Electric Holdings Co., Ltd.	264,208	0.1
6,300		Fuji Machine Manufacturing Co., Ltd.	71,537	0.0
30,000		Fujikura Ltd.	131,298	0.1
7,000		Fujitec Co., Ltd.	68,363	0.0
3,000		Fukuda Corp.	19,185	0.0
1,600		Fukushima Industries Corp.	23,746	0.0
12,000		Fukuyama Transporting Co., Ltd.	63,931	0.0
4,000		FULLCAST Holdings Co., Ltd.	24,084	0.0
3,800		Funai Soken Holdings, Inc.	35,845	0.0
35,000		Furukawa Co., Ltd.	61,638	0.0
63,000	L	Furukawa Electric Co., Ltd.	106,160	0.0
3,600		Futaba Corp.	57,875	0.0
1,000		Gakujo Co., Ltd.	10,355	0.0
1,100		Gecoss Corp.	11,800	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
6,400		Glory Ltd.	$178,227	0.1
41,000		GS Yuasa Corp.	184,509	0.1
600		Hamakyorex Co., Ltd.	20,887	0.0
136,000		Hankyu Hanshin Holdings, Inc.	840,127	0.2
23,000		Hanwa Co., Ltd.	93,285	0.0
14,800		Hazama Ando Corp.	84,554	0.0
2,200		Hibiya Engineering Ltd.	29,047	0.0
27,600		Hino Motors Ltd.	392,710	0.1
5,000		Hisaka Works Ltd.	43,649	0.0
9,600		Hitachi Construction Machinery Co., Ltd.	167,579	0.1
4,900		Hitachi Transport System Ltd.	74,108	0.0
17,300		Hitachi Zosen Corp.	89,173	0.0
1,000		Hokuetsu Industries Co. Ltd.	8,116	0.0
4,500		Hoshizaki Electric Co., Ltd.	292,224	0.1
5,000		Hosokawa Micron Corp.	26,026	0.0
2,000		Howa Machinery Ltd.	12,402	0.0
4,000		Ichinen Holdings Co., Ltd.	35,880	0.0
1,000		Idec Corp.	8,719	0.0
148,000		IHI Corp.	692,008	0.2
8,200		Iino Kaiun Kaisha Ltd.	43,374	0.0
3,200		Inaba Denki Sangyo Co., Ltd.	115,840	0.0
500		Inaba Seisakusho Co., Ltd.	5,694	0.0
7,200		Inabata & Co., Ltd.	71,717	0.0
1,330		Inui Warehouse Co. Ltd.	11,132	0.0
22,000	L	Iseki & Co., Ltd.	42,123	0.0
167,400		Itochu Corp.	1,811,583	0.5
2,600		Itoki Corp.	16,558	0.0
6,000		Iwasaki Electric Co., Ltd.	11,391	0.0
22,000		Iwatani International Corp.	144,122	0.1
38,700		Japan Airlines Co. Ltd.	1,203,851	0.3
7,100		Japan Airport Terminal Co., Ltd.	429,380	0.1
50		Japan Bridge Corp.	104	0.0
16,000		Japan Pulp & Paper Co., Ltd.	43,263	0.0
31,000		Japan Steel Works Ltd.	130,324	0.1
7,000		Japan Transcity Corp.	21,633	0.0
23,000		JGC Corp.	456,723	0.1
2,600		JK Holdings Co., Ltd.	12,657	0.0
31,270	L	LIXIL Group Corp.	740,029	0.2
21,500		JTEKT Corp.	335,216	0.1
20,000		Juki Corp.	65,231	0.0
100,000		Kajima Corp.	463,621	0.1
24,000		Kamigumi Co., Ltd.	226,564	0.1
2,000		Kanaden Corp.	14,592	0.0
3,000		Kanagawa Chuo Kotsu Co., Ltd.	14,669	0.0
2,900		Kanamoto Co., Ltd.	83,470	0.0
10,000		Kandenko Co., Ltd.	57,998	0.0
51,000		Kanematsu Corp.	74,149	0.0
3,400		Katakura Industries Co., Ltd.	34,791	0.0
6,000		Kato Works Co., Ltd.	40,544	0.0
700		Kawada Technologies, Inc.	22,264	0.0
149,000		Kawasaki Heavy Industries Ltd.	751,709	0.2
89,000		Kawasaki Kisen Kaisha Ltd.	238,988	0.1
46,000		Keihan Electric Railway Co., Ltd.	279,948	0.1
55,000		Keihin Electric Express Railway Co., Ltd.	439,625	0.1
56,000		Keio Corp.	438,595	0.1
31,000		Keisei Electric Railway Co., Ltd.	384,755	0.1
3,300		Kimura Chemical Plants Co., Ltd.	15,216	0.0
900		Kimura Unity Co., Ltd.	7,646	0.0
15,000		Kinden Corp.	187,333	0.1
2,000		King Jim Co., Ltd.	13,533	0.0
3,000		Kinki Sharyo Co., Ltd.	9,754	0.0
204,000		Kintetsu Group Holdings Co., Ltd.	748,452	0.2
1,900		Kintetsu World Express, Inc.	85,401	0.0
14,000		Kitagawa Iron Works Co., Ltd.	29,667	0.0
8,000		Kitano Construction Corp.	22,534	0.0
2,200		Kito Corp.	22,317	0.0
10,800		Kitz Corp.	53,227	0.0
4,000		Kobe Electric Railway Co. Ltd	11,851	0.0
12,700		Kokuyo Co., Ltd.	118,580	0.0
3,950		Komai Tekko, Inc.	8,409	0.0
105,700		Komatsu Ltd.	2,072,003	0.5
900		Komatsu Wall Industry Co., Ltd.	18,812	0.0
5,300		Komori Corp.	67,430	0.0
1,800		Konoike Transport Co. Ltd.	19,057	0.0
800	@	KRS Corp.	10,222	0.0
104,000		Kubota Corp.	1,643,086	0.4
27,000		Kumagai Gumi Co., Ltd.	84,147	0.0
12,300		Kurita Water Industries Ltd.	297,158	0.1
3,200		Kuroda Electric Co., Ltd.	51,121	0.0
3,000		Kyodo Printing Co., Ltd.	9,199	0.0
4,100		Kyokuto Kaihatsu Kogyo Co. Ltd.	46,415	0.0
10,200		Kyowa Exeo Corp.	109,386	0.0
4,000		Kyudenko Corp.	43,711	0.0
6,200		Mabuchi Motor Co., Ltd.	327,992	0.1
15,000		Maeda Corp.	108,742	0.0
1,200		Maeda Kosen Co. Ltd	10,464	0.0
7,000		Maeda Road Construction Co., Ltd.	113,475	0.0
2,800		Maezawa Industries, Inc.	7,924	0.0
2,900		Maezawa Kasei Industries Co., Ltd.	29,492	0.0
1,500		Maezawa Kyuso Industries Co., Ltd.	18,124	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
11,000		Makino Milling Machine Co., Ltd.	$93,270	0.0
13,200		Makita Corp.	684,028	0.2
175,400		Marubeni Corp.	1,014,074	0.3
700		Maruka Machinery Co. Ltd.	10,044	0.0
12,000		Maruzen Showa Unyu Co., Ltd.	40,844	0.0
1,500		Matsuda Sangyo Co., Ltd.	19,188	0.0
4,000		Matsui Construction Co., Ltd.	23,483	0.0
2,000		Max Co., Ltd.	23,533	0.0
23,000		Meidensha Corp.	74,146	0.0
3,000		Meisei Industrial Co. Ltd	16,181	0.0
3,400		Meitec Corp.	113,700	0.0
2,400		Meiwa Corp.	8,860	0.0
30,000		Minebea Co., Ltd.	471,853	0.1
6,710		Mirait Holdings Corp.	75,073	0.0
7,600		MISUMI Group, Inc.	306,290	0.1
154,200		Mitsubishi Corp.	3,098,469	0.8
205,000		Mitsubishi Electric Corp.	2,433,654	0.6
344,000		Mitsubishi Heavy Industries Ltd.	1,892,783	0.5
13,000		Mitsubishi Logistics Corp.	202,322	0.1
9,000	L	Mitsubishi Kakoki Kaisha Ltd.	31,209	0.0
1,600		Mitsubishi Pencil Co., Ltd.	59,310	0.0
3,000		Mitsuboshi Belting Co., Ltd.	24,077	0.0
170,500		Mitsui & Co., Ltd.	2,283,367	0.6
78,000		Mitsui Engineering & Shipbuilding Co., Ltd.	132,988	0.1
17,000		Mitsui Matsushima Co., Ltd.	18,392	0.0
108,000	L	Mitsui OSK Lines Ltd.	366,302	0.1
13,000		Mitsui-Soko Co., Ltd.	43,688	0.0
9,600		Miura Co., Ltd.	108,137	0.0
11,000	L	Miyaji Engineering Group, Inc.	17,825	0.0
3,800		MonotaRO Co. Ltd.	137,629	0.1
12,800		DMG Mori Seiki Co., Ltd	196,122	0.1
4,000		Morita Holdings Corp.	37,531	0.0
4,700		Moshi Moshi Hotline, Inc.	51,284	0.0
11,800		Nabtesco Corp.	340,893	0.1
1,900		NAC Co., Ltd.	16,261	0.0
19,000		Nachi-Fujikoshi Corp.	104,031	0.0
11,600		Nagase & Co., Ltd.	151,628	0.1
74,000	L	Nagoya Railroad Co., Ltd.	295,488	0.1
5,844		Namura Shipbuilding Co., Ltd.	55,098	0.0
46,000		Nankai Electric Railway Co., Ltd.	190,037	0.1
800		NEC Capital Solutions Ltd.	12,720	0.0
27,000		NGK Insulators Ltd.	575,276	0.2
10,000		Nichias Corp.	57,677	0.0
1,100		Nichiden Corp.	24,721	0.0
3,300		Nichiha Corp.	38,615	0.0
4,000		Nichireki Co., Ltd.	34,948	0.0
22,214		Nidec Corp.	1,474,603	0.4
3,600		Nihon M&A Center, Inc.	124,059	0.1
600		Nihon Trim Co., Ltd.	15,542	0.0
4,000		Nikko Co. Ltd./Hyogo	14,701	0.0
6,000		Nippo Corp.	98,903	0.0
16,000		Nippon Carbon Co., Ltd.	49,838	0.0
8,300	L	Nippon Conveyor Co., Ltd.	14,389	0.0
3,000		Nippon Densetsu Kogyo Co., Ltd.	44,647	0.0
81,000		Nippon Express Co., Ltd.	452,573	0.1
2,100		Nippon Hume Corp.	14,745	0.0
1,700		Nippon Kanzai Co., Ltd.	40,498	0.0
10,000		Nippon Koei Co. Ltd.	39,863	0.0
7,400		Nippon Konpo Unyu Soko Co., Ltd.	129,640	0.1
17,600		Nippon Parking Development Co. Ltd.	25,383	0.0
8,000		Nippon Road Co., Ltd.	40,088	0.0
2,000		Nippon Seisen Co., Ltd.	10,213	0.0
8,000		Nippon Sharyo Ltd.	22,888	0.0
112,000		Nippon Sheet Glass Co., Ltd.	109,801	0.0
13,280		Nippon Steel & Sumikin Bussan Corp.	45,862	0.0
6,000		Nippon Thompson Co., Ltd.	29,600	0.0
168,880		Nippon Yusen KK	485,823	0.1
4,000		Nippon Yusoki Co., Ltd.	22,550	0.0
27,000	L	Nishimatsu Construction Co., Ltd.	95,602	0.0
28,000		Nishi-Nippon Railroad Co., Ltd.	128,277	0.1
1,300		Nishio Rent All Co., Ltd.	37,395	0.0
600		Nissei ASB Machine Co. Ltd	12,412	0.0
2,100		Nissei Plastic Industrial Co., Ltd.	23,043	0.0
3,800		Nissha Printing Co., Ltd.	69,275	0.0
12,000		Nissin Corp.	30,491	0.0
5,000		Nissin Electric Co., Ltd.	29,962	0.0
2,400		Nitta Corp.	65,304	0.0
19,000		Nitto Boseki Co., Ltd.	73,702	0.0
3,800		Nitto Kogyo Corp.	70,613	0.0
500		Nitto Kohki Co., Ltd.	9,007	0.0
2,900		Nittoc Construction Co. Ltd	12,994	0.0
5,000		Nomura Co., Ltd.	47,091	0.0
13,000		Noritake Co., Ltd.	30,533	0.0
5,100		Noritz Corp.	83,683	0.0
12,000	L	NS United Kaiun Kaisha Ltd.	29,120	0.0
43,000		NSK Ltd.	627,610	0.2
46,000		NTN Corp.	243,275	0.1
1,300		Obara Corp.	73,407	0.0
69,000		Obayashi Corp.	447,261	0.1
5,000		Obayashi Road Corp.	27,544	0.0
66,000		Odakyu Electric Railway Co., Ltd.	672,206	0.2

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
2,280		Oiles Corp.	$44,478	0.0
10,000		Okamura Corp.	80,430	0.0
7,000		OKK Corp.	9,145	0.0
14,000		Okuma Corp.	129,828	0.1
23,000		Okumura Corp.	107,472	0.0
1,900		Onoken Co., Ltd.	16,597	0.0
4,000		Organo Corp.	17,911	0.0
10,300		OSG Corp.	200,307	0.1
800		Outsourcing, Inc.	12,231	0.0
2,600		Oyo Corp.	35,110	0.0
10,300		Park24 Co., Ltd.	210,735	0.1
2,800		Pegasus Sewing Machine Manufacturing Co., Ltd.	13,979	0.0
27,800	L	Penta-Ocean Construction Co., Ltd.	101,478	0.0
2,000		Pilot Corp.	112,466	0.0
1,400		Prestige International, Inc.	10,233	0.0
2,500		Pronexus, Inc.	16,981	0.0
3,400	L	PS Mitsubishi Construction Co., Ltd.	11,753	0.0
4,700		Raito Kogyo Co., Ltd.	38,440	0.0
10,000		Rasa Industries Ltd.	11,479	0.0
24,200		Recruit Holdings Co. Ltd.	755,075	0.2
2,200		Rheon Automatic Machinery Co., Ltd.	8,798	0.0
13,000		Ryobi Ltd.	38,157	0.0
7,000		Sakai Heavy Industries Ltd.	15,821	0.0
600		Sakai Moving Service Co., Ltd.	19,169	0.0
3,800	L	Sanix, Inc.	11,916	0.0
3,000		Sanki Engineering Co., Ltd.	23,220	0.0
3,300		Sankyo Tateyama, Inc.	63,737	0.0
27,000		Sankyu, Inc.	117,441	0.0
19,000		Sanwa Holdings Corp.	140,948	0.1
3,000		Sanyo Denki Co. Ltd.	21,350	0.0
9,000		Sata Construction Co., Ltd.	10,250	0.0
2,400		Sato Holding Corp.	54,420	0.0
2,300		Sato Shoji Corp.	15,676	0.0
1,300		SBS Holdings, Inc.	8,971	0.0
20,900		Secom Co., Ltd.	1,394,037	0.4
2,000		Seibu Electric Industry Co., Ltd.	7,795	0.0
16,400		Seibu Holdings, Inc.	423,644	0.1
2,600		Seikitokyu Kogyo Co., Ltd.	11,201	0.0
15,000		Seino Holdings Co., Ltd.	162,777	0.1
3,600		Sekisui Jushi Corp.	47,934	0.0
10,000		Senko Co., Ltd.	64,788	0.0
6,000		Shibusawa Warehouse Co., Ltd.	17,139	0.0
1,800		Shibuya Kogyo Co., Ltd.	34,804	0.0
2,600		Shima Seiki Manufacturing Ltd.	44,265	0.0
70,000		Shimizu Corp.	473,257	0.1
1,900		Shin Nippon Air Technologies Co. Ltd.	15,572	0.0
5,000		Shin-Keisei Electric Railway Co., Ltd.	17,366	0.0
10,000		Shinmaywa Industries Ltd.	106,007	0.0
5,100		Shinnihon Corp.	19,852	0.0
9,000		Shinsho Corp.	19,390	0.0
900		Shinwa Co., Ltd./Nagoya	10,678	0.0
2,400		SHO-BOND Holdings Co., Ltd.	105,476	0.0
6,000		Sinfonia Technology Co. Ltd.	10,611	0.0
4,900		Sintokogio Ltd.	37,817	0.0
6,400		SMC Corp.	1,905,688	0.5
2,000		Soda Nikka Co., Ltd.	9,263	0.0
7,200	L	Sohgo Security Services Co., Ltd.	245,006	0.1
132,400		Sojitz Corp.	221,339	0.1
39,000		Sotetsu Holdings, Inc.	180,647	0.1
4,600		Star Micronics Co., Ltd.	64,537	0.0
3,000		Subaru Enterprise Co., Ltd.	10,940	0.0
800		Sugimoto & Co., Ltd.	8,079	0.0
8,600		Sumiseki Holdings, Inc.	8,669	0.0
117,500		Sumitomo Corp.	1,253,838	0.3
1,200		Sumitomo Densetsu Co., Ltd.	13,624	0.0
80,200		Sumitomo Electric Industries Ltd.	1,051,298	0.3
58,700		Sumitomo Heavy Industries	384,151	0.1
84,900	L	Sumitomo Mitsui Construction Co., Ltd.	117,123	0.0
6,000		Sumitomo Precision Products	22,994	0.0
16,000		Sumitomo Warehouse Co., Ltd.	88,557	0.0
20,000		SWCC Showa Holdings Co., Ltd.	15,453	0.0
10,000		Tadano Ltd.	134,277	0.1
3,000		Taihei Dengyo Kaisha Ltd.	21,630	0.0
3,000		Nippon Steel & Sumikin Texeng Co., Ltd.	14,162	0.0
14,000		Taiheiyo Kouhatsu, Inc.	11,075	0.0
3,300		Taikisha Ltd.	82,122	0.0
118,500		Taisei Corp.	668,849	0.2
1,800		Takaoka Toko Co. Ltd	24,470	0.0
800		Takara Printing Co., Ltd.	6,982	0.0
9,000		Takara Standard Co., Ltd.	76,122	0.0
7,400		Takasago Thermal Engineering Co., Ltd.	92,338	0.0
1,800		Takeei Corp.	15,129	0.0
7,000		Takisawa Machine Tool Co., Ltd.	13,547	0.0
9,000		Takuma Co., Ltd.	70,495	0.0
3,900		Tanseisha Co., Ltd.	27,920	0.0
4,100		Tatsuta Electric Wire and Cable Co., Ltd.	17,331	0.0
1,600		Teikoku Electric Manufacturing Co., Ltd.	15,288	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
2,500		Teikoku Sen-I Co., Ltd.	$36,265	0.0
14,000	L	Tekken Corp.	48,164	0.0
4,200		Temp Holdings Co., Ltd.	144,916	0.1
13,200		THK Co., Ltd.	335,423	0.1
24,000	L	Toa Corp.	39,897	0.0
4,000		TOA Road Corp.	13,441	0.0
17,200		Tobishima Corp.	34,582	0.0
109,000		Tobu Railway Co., Ltd.	516,411	0.1
2,400		Tocalo Co., Ltd.	44,948	0.0
29,000		Toda Corp.	122,255	0.0
5,000		Toenec Corp.	24,060	0.0
11,600		TOKAI Holdings Corp.	50,306	0.0
2,000		Tokyo Energy & Systems, Inc.	16,481	0.0
8,000		TOKYO KEIKI INC.	17,709	0.0
2,500		Tokyo Sangyo Co. Ltd.	10,525	0.0
8,190	L	Tokyu Construction Co., Ltd.	46,261	0.0
111,000		Tokyu Corp.	686,733	0.2
9,000		Toli Corp.	20,689	0.0
1,900		Tomoe Corp.	7,076	0.0
3,400		Toppan Forms Co., Ltd.	38,516	0.0
56,000		Toppan Printing Co., Ltd.	430,771	0.1
3,900		Torishima Pump Manufacturing Co., Ltd.	28,714	0.0
428,000		Toshiba Corp.	1,793,347	0.5
12,000		Toshiba Machine Co., Ltd.	50,519	0.0
4,600		Toshiba Plant Systems & Services Corp.	63,377	0.0
5,000	L	Tosho Printing Co., Ltd.	14,029	0.0
2,800		Totetsu Kogyo Co., Ltd.	62,470	0.0
31,000		Toto Ltd.	460,318	0.1
50		Totoku Electric Co., Ltd.	577	0.0
9,600		Toyo Construction Co., Ltd.	37,497	0.0
13,000		Toyo Engineering Corp.	33,925	0.0
5,000		Toyo Logistics Co., Ltd.	12,426	0.0
1,200		Toyo Tanso Co., Ltd.	22,261	0.0
5,000		Toyo Wharf & Warehouse Co., Ltd.	8,400	0.0
22,100		Toyota Tsusho Corp.	584,713	0.2
500		Trancom Co. Ltd.	21,906	0.0
2,700		Trusco Nakayama Corp.	84,504	0.0
12,000		Tsubakimoto Chain Co.	99,942	0.0
3,000		Tsubakimoto Kogyo Co., Ltd.	7,739	0.0
8,000		Tsugami Corp.	51,171	0.0
3,000		Tsukishima Kikai Co., Ltd.	30,884	0.0
2,100		Tsurumi Manufacturing Co., Ltd.	29,841	0.0
4,000		Uchida Yoko Co., Ltd.	12,249	0.0
4,100		Ueki Corp.	8,869	0.0
1,000		Union Tool Co.	28,578	0.0
12,100		Ushio, Inc.	149,986	0.1
12,000		Wakachiku Construction Co., Ltd.	18,546	0.0
3,000		Wakita & Co. Ltd.	29,140	0.0
600		Weathernews, Inc.	17,591	0.0
19,400		West Japan Railway Co.	1,017,150	0.3
4,000		Yahagi Construction Co., Ltd.	26,363	0.0
1,100		YAMABIKO Corp.	49,235	0.0
36,400		Yamato Holdings Co., Ltd.	838,971	0.2
6,900		Yamazen Corp.	56,558	0.0
2,100		Yasuda Logistics Corp.	17,623	0.0
4,000		Yokogawa Bridge Corp.	43,010	0.0
1,000		Yondenko Corp.	4,024	0.0
2,400		Yuasa Trading Co., Ltd.	50,188	0.0
4,000		Yuken Kogyo Co., Ltd.	8,548	0.0
1,500		Yusen Logistics Co. Ltd.	18,582	0.0
900		Yushin Precision Equipment Co., Ltd.	18,194	0.0
			80,673,344	20.5

		Information Technology: 10.6%
2,300		A&D Co., Ltd.	9,188	0.0
14,500	L	Advantest Corp.	182,808	0.1
3,700		Ai Holdings Corp.	67,485	0.0
4,000		Aichi Tokei Denki Co., Ltd.	10,731	0.0
2,100		Aiphone Co., Ltd.	32,266	0.0
1,280		Alpha Systems, Inc.	18,164	0.0
16,000		Alps Electric Co., Ltd.	385,269	0.1
7,200		Amano Corp.	85,927	0.0
14,200		Anritsu Corp.	99,158	0.0
500		Argo Graphics, Inc.	7,413	0.0
3,100		Arisawa Manufacturing Co., Ltd.	26,560	0.0
3,000		Asahi Net, Inc.	13,242	0.0
200		Ateam, Inc.	9,435	0.0
825		Axell Corp.	10,849	0.0
1,800		Broadleaf Co. Ltd.	35,200	0.0
27,100		Brother Industries Ltd.	430,561	0.1
2,500		CAC Holdings Corp.	23,541	0.0
1,600		Canon Electronics, Inc.	32,438	0.0
118,366		Canon, Inc.	4,187,943	1.1
5,900		Capcom Co., Ltd.	117,207	0.0
3,000		Computer Institute of Japan Ltd.	12,098	0.0
23,200	L	Citizen Holdings Co., Ltd.	177,815	0.1
6,200		CMK Corp.	15,967	0.0
3,400	L	COLOPL, Inc.	73,293	0.0
2,700		Cybernet Systems Co., Ltd.	10,585	0.0
3,600		Cybozu, Inc.	9,952	0.0
1,200		Dai-ichi Seiko Co. Ltd	29,119	0.0
19,000		Dainippon Screen Manufacturing Co., Ltd.	143,734	0.0
21,000		Daiwabo Holdings Co., Ltd.	33,734	0.0
5,000		Denki Kogyo Co., Ltd.	23,727	0.0
1,200		Digital Arts, Inc.	11,834	0.0
400		Dip Corp.	25,928	0.0
2,500		Disco Corp.	255,078	0.1
2,100		DTS Corp.	40,173	0.0
2,600		Eizo Nanao Corp.	56,888	0.0
500		enish inc	6,149	0.0
900		Enplas Corp.	35,996	0.0
1,000		ESPEC Corp.	9,989	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
1,000		Excel Co., Ltd.	$10,690	0.0
3,900		F N Communications, Inc.	33,115	0.0
870		Faith, Inc.	9,406	0.0
2,300		Fuji Soft, Inc.	46,541	0.0
49,200		Fuji Photo Film Co., Ltd.	1,750,367	0.5
197,000		Fujitsu Ltd.	1,343,469	0.4
2,700		Furuno Electric Co., Ltd.	26,123	0.0
6,800		GMO internet, Inc.	83,540	0.0
1,900		GMO Payment Gateway, Inc.	44,854	0.0
2,000		Gurunavi, Inc.	39,084	0.0
13,900	L	Gree, Inc.	96,717	0.0
17,000		Hamamatsu Photonics KK	512,417	0.1
400		Hearts United Group Co. Ltd	6,293	0.0
1,200		Hioki EE Corp.	20,051	0.0
3,465		Hirose Electric Co., Ltd.	446,121	0.1
6,400		Hitachi High-Technologies Corp.	194,767	0.1
5,000		Hitachi Kokusai Electric, Inc.	66,983	0.0
491,146		Hitachi Ltd.	3,354,455	0.9
3,900		Hitachi Maxell Ltd.	67,507	0.0
3,000		Hochiki Corp.	20,276	0.0
8,000		Hokuriku Electric Industry Co., Ltd.	13,005	0.0
4,200		Horiba Ltd.	160,455	0.1
6,400		Hosiden Corp.	35,311	0.0
48,900		Hoya Corp.	1,957,679	0.5
13,900		Ibiden Co., Ltd.	234,321	0.1
1,800		Icom, Inc.	43,259	0.0
2,600		Ines Corp.	19,664	0.0
1,300		I-Net Corp.	10,128	0.0
2,600		Innotech Corp.	10,485	0.0
3,800		Internet Initiative Japan, Inc.	62,820	0.0
900		Information Services International-Dentsu Ltd.	8,633	0.0
7,600		IT Holdings Corp.	138,576	0.0
3,900		Itfor, Inc.	15,085	0.0
5,200		Itochu Techno-Solutions Corp.	107,870	0.0
9,000		Iwatsu Electric Co., Ltd.	6,893	0.0
6,000		Japan Aviation Electronics Industry Ltd.	144,887	0.0
2,300	L	Japan Cash Machine Co., Ltd.	33,247	0.0
2,200		Japan Digital Laboratory Co.	28,922	0.0
33,400	L	Japan Display, Inc.	119,166	0.0
600		Japan Material Co. Ltd	8,742	0.0
5,000		Japan Radio Co., Ltd.	16,839	0.0
1,700		Jastec Co., Ltd.	12,663	0.0
1,600		JBCC Holdings, Inc.	10,420	0.0
2,500		Justsystems Corp.	15,343	0.0
2,900		Kaga Electronics Co., Ltd.	35,348	0.0
14,600		Kakaku.com, Inc.	242,268	0.1
2,400		Kanematsu Electronics Ltd.	35,631	0.0
4,600		Keyence Corp.	2,510,206	0.7
1,800	@	KLab, Inc.	20,632	0.0
1,500		Koa Corp.	14,575	0.0
8,023		Konami Corp.	150,095	0.1
48,000		Konica Minolta Holdings, Inc.	486,448	0.1
33,700		Kyocera Corp.	1,841,797	0.5
1,200		Lasertec Corp.	15,319	0.0
1,000	@	Livesense, Inc.	5,114	0.0
800	L	Macnica, Inc.	25,147	0.0
1,700		Mamezou Holdings Co. Ltd	8,861	0.0
2,000		Marubun Corp.	13,194	0.0
800		Maruwa Co., Ltd./Aichi	18,952	0.0
3,300	L	Marvelous, Inc.	46,156	0.0
2,300		Megachips Corp.	26,664	0.0
1,300		Melco Holdings, Inc.	24,450	0.0
1,700		Mimasu Semiconductor Industry Co., Ltd.	18,455	0.0
7,900		Mitsumi Electric Co., Ltd.	58,624	0.0
21,520		Murata Manufacturing Co., Ltd.	2,955,540	0.8
3,200		Mutoh Holdings Co., Ltd.	11,556	0.0
1,600		Nagano Keiki Co., Ltd.	9,798	0.0
263,000		NEC Corp.	772,542	0.2
3,000		NEC Networks & System Integration Corp.	60,360	0.0
9,200		Net One systems Co., Ltd.	62,785	0.0
18,900		Nexon Co. Ltd.	201,268	0.1
7,500		Nichicon Corp.	69,885	0.0
2,000		Nihon Dempa Kogyo Co., Ltd.	17,522	0.0
6,500		Nihon Unisys Ltd.	61,543	0.0
12,600		Nintendo Co., Ltd.	1,848,734	0.5
1,900	@,L	Nippon Ceramic Co., Ltd.	26,290	0.0
15,000		Nippon Chemi-Con Corp.	44,143	0.0
40,000		Nippon Electric Glass Co., Ltd.	195,487	0.1
5,700		Nippon Signal Co., Ltd.	55,592	0.0
3,300		Nohmi Bosai Ltd.	40,676	0.0
11,500		Nomura Research Institute Ltd.	432,058	0.1
1,700		NS Solutions Corp.	52,370	0.0
4,950		NSD CO., Ltd.	73,001	0.0
12,600		NTT Data Corp.	547,249	0.2
1,600		OBIC Business Consultants Ltd.	55,156	0.0
7,100		Obic Co., Ltd.	301,078	0.1
1,100		Oizumi Corp.	8,448	0.0
77,000		Oki Electric Industry Ltd.	159,393	0.1
22,300		Omron Corp.	1,004,596	0.3
700		Optex Co., Ltd.	14,321	0.0
3,400		Oracle Corp. Japan	146,315	0.0
3,000	L	Origin Electric Co. Ltd.	12,290	0.0
4,000	L	Osaki Electric Co., Ltd.	26,318	0.0
5,400		Otsuka Corp.	230,122	0.1

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
300		Panasonic Information Systems	$9,799	0.0
1,000		Poletowin Pitcrew Holdings, Inc.	8,471	0.0
9,300		Renesas Electronics Corp.	69,066	0.0
60,500		Ricoh Co., Ltd.	657,843	0.2
3,400		Riso Kagaku Corp.	56,051	0.0
10,000		Rohm Co., Ltd.	683,329	0.2
600		Roland DG Corp.	16,231	0.0
3,100		Ryosan Co., Ltd.	76,098	0.0
2,000		Ryoyo Electro Corp.	25,487	0.0
10,000		Sanken Electric Co., Ltd.	69,089	0.0
1,800		Sanshin Electronics Co., Ltd.	14,874	0.0
2,800		Satori Electric Co., Ltd.	18,886	0.0
7,000		Saxa Holdings, Inc.	14,172	0.0
27,600		Seiko Epson Corp.	488,833	0.1
5,000		Shibaura Mechatronics Corp.	12,250	0.0
25,000		Shimadzu Corp.	278,423	0.1
6,000		Shindengen Electric Manufacturing Co., Ltd.	29,917	0.0
1,500		Shinkawa Ltd.	9,512	0.0
8,000		Shinko Electric Industries	56,813	0.0
1,300		Shinko Shoji Co., Ltd.	13,151	0.0
1,500		Siix Corp.	37,385	0.0
7,000		SMK Corp.	30,432	0.0
2,400		SMS Co. Ltd.	32,017	0.0
600		Softbank Technology Corp.	5,875	0.0
1,700		Sourcenext Corp.	10,937	0.0
7,600		Square Enix Holdings Co., Ltd.	162,624	0.1
1,800		SRA Holdings	24,806	0.0
14,500		Sumco Corp.	242,826	0.1
5,344		SCSK Corp.	149,562	0.1
2,600		Systena Corp.	19,433	0.0
2,640		Tachibana Eletech Co., Ltd.	33,041	0.0
10,500		Taiyo Yuden Co., Ltd.	153,119	0.1
800		Takachiho Koheki Co. Ltd	6,766	0.0
9,000		Tamura Corp.	33,072	0.0
12,400		TDK Corp.	878,013	0.2
20,000		Teac Corp.	9,647	0.0
4,300		Koei Tecmo Holdings Co. Ltd	63,776	0.0
1,900		TKC Corp.	37,996	0.0
9,000		Toko, Inc.	25,728	0.0
17,300		Tokyo Electron Ltd.	1,199,993	0.3
4,000		Tokyo Seimitsu Co., Ltd.	91,607	0.0
5,800		Topcon Corp.	142,081	0.0
16,000		Toshiba Tec Corp.	105,422	0.0
700		Toukei Computer Co., Ltd.	10,539	0.0
1,100		Towa Corp.	6,218	0.0
3,600		Toyo Corp./Chuo-ku	34,424	0.0
3,300		Trans Cosmos, Inc.	69,480	0.0
10,800		Trend Micro, Inc.	355,865	0.1
1,200		UKC Holdings Corp.	20,804	0.0
3,500		Ulvac, Inc.	53,784	0.0
8,000		Uniden Corp.	14,659	0.0
600		V Technology Co. Ltd	12,146	0.0
17,600	L	Wacom Co., Ltd.	84,782	0.0
146,900	L	Yahoo! Japan Corp.	605,916	0.2
2,900		Yamaichi Electronics Co., Ltd.	22,761	0.0
7,100		Yamatake Corp.	192,264	0.1
24,000	L	Yaskawa Electric Corp.	350,742	0.1
20,100		Yokogawa Electric Corp.	216,548	0.1
2,200		Yokowo Co., Ltd.	12,902	0.0
			41,407,292	10.6

		Materials: 6.8%
10,000		Achilles Corp.	12,474	0.0
11,000		ADEKA Corp.	142,076	0.1
13,000		Aichi Steel Corp.	61,695	0.0
19,000		Air Water, Inc.	339,298	0.1
1,000		Alconix Corp.	14,757	0.0
8,000		Araya Industrial Co., Ltd.	12,916	0.0
3,800		Asahi Holdings, Inc.	65,047	0.0
135,000		Asahi Kasei Corp.	1,289,199	0.3
6,000		Asahi Organic Chemicals Industry Co., Ltd.	12,943	0.0
1,800		Carlit Holdings Co. Ltd.	9,462	0.0
6,000		Chuetsu Pulp & Paper Co., Ltd.	11,953	0.0
7,000		Chugoku Marine Paints Ltd.	63,288	0.0
18,000		Dai Nippon Toryo Co., Ltd.	22,914	0.0
29,000		Daicel Corp.	345,666	0.1
36,000		Daido Steel Co., Ltd.	161,133	0.1
4,000		DKS Co. Ltd	12,872	0.0
8,000		Daiken Corp.	18,031	0.0
4,000		Daiki Aluminium Industry Co., Ltd.	11,082	0.0
8,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	41,090	0.0
8,000		Daio Paper Corp.	68,539	0.0
9,000		Daiso Co., Ltd.	31,444	0.0
3,000		DC Co., Ltd.	11,466	0.0
42,000		Denki Kagaku Kogyo K K	165,467	0.1
80,000		Dainippon Ink & Chemicals	232,596	0.1
25,000		Dowa Holdings Co., Ltd.	213,519	0.1
1,900		Earth Chemical Co., Ltd.	65,580	0.0
800		Ebara-Udylite Co., Ltd.	34,255	0.0
2,200		FP Corp.	79,783	0.0
2,600		Fuji Seal International, Inc.	72,216	0.0
2,000		Fujikura Kasei Co., Ltd.	9,156	0.0
1,400		Fujimi, Inc.	24,115	0.0
1,800		Fujimori Kogyo Co., Ltd.	53,300	0.0
23,338		Furukawa-Sky Aluminum Corp.	64,150	0.0
15,000		Godo Steel Ltd.	22,423	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
5,000		Gun-Ei Chemical Industry Co., Ltd.	$13,933	0.0
1,000		Hakudo Co., Ltd.	11,411	0.0
3,000		Harima Chemicals, Inc.	11,775	0.0
9,900		Hitachi Chemical Co., Ltd.	211,400	0.1
20,720		Hitachi Metals Ltd.	317,566	0.1
5,000		Hokkan Holdings Ltd.	11,543	0.0
13,100	L	Hokuetsu Kishu Paper Co. Ltd.	58,660	0.0
2,000		Ihara Chemical Industry Co., Ltd.	29,247	0.0
45,000		Ishihara Sangyo Kaisha Ltd.	43,372	0.0
2,700		Japan Pile Corp.	15,396	0.0
500		Japan Pure Chemical Co. Ltd.	10,304	0.0
54,647		JFE Holdings, Inc.	1,206,229	0.3
1,600		JSP Corp.	29,766	0.0
20,400		JSR Corp.	353,271	0.1
29,000		Kaneka Corp.	203,886	0.1
26,000		Kansai Paint Co., Ltd.	473,194	0.1
5,000		Kanto Denka Kogyo Co., Ltd.	32,081	0.0
5,800		Kimoto Co., Ltd.	14,078	0.0
2,000		Koatsu Gas Kogyo Co., Ltd.	10,191	0.0
353,000		Kobe Steel Ltd.	651,079	0.2
1,100		Kohsoku Corp.	8,049	0.0
2,300		Konishi Co., Ltd.	38,853	0.0
7,000		Krosaki Harima Corp.	14,947	0.0
5,000		Kumiai Chemical Industry Co., Ltd.	41,249	0.0
36,200		Kuraray Co., Ltd.	490,139	0.1
17,000	L	Kureha Corp.	72,863	0.0
12,000		Kurimoto Ltd.	22,863	0.0
2,500		Kyoei Steel Ltd.	42,215	0.0
2,600		Kyowa Leather Cloth Co. Ltd.	16,689	0.0
4,900		Lintec Corp.	116,558	0.0
6,500	L	Maruichi Steel Tube Ltd.	153,856	0.1
1,800		MEC Co., Ltd./Japan	12,357	0.0
1,000		Mitani Sekisan Co. Ltd	15,876	0.0
133,000		Mitsubishi Chemical Holdings Corp.	772,074	0.2
32,000		Mitsubishi Gas Chemical Co., Inc.	157,481	0.1
131,520		Mitsubishi Materials Corp.	441,940	0.1
51,000		Mitsubishi Paper Mills Ltd.	36,461	0.0
11,000		Mitsubishi Steel Manufacturing Co., Ltd.	23,133	0.0
96,000		Mitsui Chemicals, Inc.	307,852	0.1
54,000		Mitsui Mining & Smelting Co., Ltd.	122,808	0.0
800		MORESCO Corp.	13,539	0.0
4,000		Nakabayashi Co. Ltd.	7,389	0.0
17,000		Nakayama Steel Works Ltd.	13,021	0.0
4,700		Neturen Co., Ltd.	34,720	0.0
6,000		Nihon Nohyaku Co., Ltd.	60,009	0.0
10,400		Nihon Parkerizing Co., Ltd.	125,804	0.0
12,000		Nihon Yamamura Glass Co., Ltd.	17,192	0.0
6,000		Nippon Carbide Industries Co., Inc.	11,523	0.0
5,000	L	Nippon Concrete Industries Co., Ltd.	19,963	0.0
11,000		Nippon Denko Co., Ltd.	26,368	0.0
2,300		Nippon Fine Chemical Co., Ltd.	17,538	0.0
14,000		Nippon Kayaku Co., Ltd.	175,289	0.1
7,000		Nippon Kinzoku Co., Ltd.	8,378	0.0
16,000		Nippon Koshuha Steel Co., Ltd.	14,899	0.0
56,000		Nippon Light Metal Holdings Co. Ltd.	82,942	0.0
18,800		Nippon Paint Co., Ltd.	687,267	0.2
9,729		Nippon Paper Industries Co. Ltd.	146,200	0.1
3,000		Nippon Pillar Packing Co., Ltd.	24,995	0.0
17,000		Nippon Shokubai Co., Ltd.	248,833	0.1
16,000		Nippon Soda Co., Ltd.	92,844	0.0
905,355		Nippon Steel Corp.	2,276,429	0.6
5,000		Nippon Synthetic Chemical Industry Co., Ltd.	33,183	0.0
14,000		Nippon Valqua Industries Ltd.	36,359	0.0
19,000	L	Nippon Yakin Kogyo Co., Ltd.	37,460	0.0
14,100		Nissan Chemical Industries Ltd.	291,375	0.1
8,876		Nisshin Steel Holdings Co. Ltd.	110,789	0.0
6,000		Nittetsu Mining Co., Ltd.	22,199	0.0
16,600		Nitto Denko Corp.	1,108,448	0.3
18,000		NOF Corp.	133,525	0.0
83,000		OJI Paper Co., Ltd.	339,599	0.1
4,900		Okabe Co., Ltd.	45,233	0.0
9,000		Okamoto Industries, Inc.	34,444	0.0
4,000		Okura Industrial Co., Ltd.	11,824	0.0
1,400		Osaka Steel Co., Ltd.	24,880	0.0
2,600	L	OSAKA Titanium Technologies Co.	55,067	0.0
17,000	@	Pacific Metals Co., Ltd.	46,269	0.0
2,200		Pack Corp.	47,438	0.0
21,000	L	Rengo Co., Ltd.	88,919	0.0
3,000		Riken Technos Corp.	10,906	0.0
5,000		Sakai Chemical Industry Co. Ltd.	16,262	0.0
4,000		Sakata INX Corp.	37,554	0.0
7,000		Sanyo Chemical Industries Ltd.	55,026	0.0
15,000		Sanyo Special Steel Co., Ltd.	62,805	0.0
1,100		Seiko PMC Corp.	8,696	0.0
9,000		Sekisui Plastics Co., Ltd.	32,893	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
2,000		Shikoku Chemicals Corp.	$15,989	0.0
4,000		Shinagawa Refractories Co., Ltd.	9,715	0.0
38,500		Shin-Etsu Chemical Co., Ltd.	2,513,592	0.7
6,500		Shin-Etsu Polymer Co., Ltd.	30,676	0.0
139,000		Showa Denko KK	177,005	0.1
1,600		Stella Chemifa Corp.	18,035	0.0
18,000	L	Sumitomo Bakelite Co., Ltd.	80,051	0.0
157,000		Sumitomo Chemical Co., Ltd.	805,795	0.2
58,000		Sumitomo Metal Mining Co., Ltd.	847,712	0.2
44,000		Sumitomo Osaka Cement Co., Ltd.	135,162	0.1
7,000		Sumitomo Seika Chemicals Co., Ltd.	49,794	0.0
3,500		T Hasegawa Co., Ltd.	51,607	0.0
134,000		Taiheiyo Cement Corp.	409,142	0.1
800		Taisei Lamick Co., Ltd.	18,481	0.0
1,900		Taiyo Ink Manufacturing Co., Ltd.	66,756	0.0
28,000	L	Taiyo Nippon Sanso Corp.	381,018	0.1
11,000		Takasago International Corp.	49,885	0.0
5,000		Takiron Co., Ltd.	21,792	0.0
4,000		Tayca Corp.	14,369	0.0
87,000		Teijin Ltd.	295,174	0.1
2,200		Tenma Corp.	35,050	0.0
29,000		Toagosei Co., Ltd.	132,282	0.0
4,000	L	Toda Kogyo Corp.	14,381	0.0
3,000		Toho Titanium Co., Ltd.	22,044	0.0
12,000		Toho Zinc Co., Ltd.	37,798	0.0
25,000		Tokai Carbon Co., Ltd.	70,235	0.0
11,000		Tokushu Tokai Holdings Co., Ltd.	25,063	0.0
39,000		Tokuyama Corp.	81,723	0.0
4,500		Tokyo Ohka Kogyo Co., Ltd.	145,392	0.1
11,000		Tokyo Rope Manufacturing Co., Ltd.	17,457	0.0
12,100	L	Tokyo Steel Manufacturing Co., Ltd.	80,924	0.0
6,000		Tokyo Tekko Co., Ltd.	23,966	0.0
6,000	L	Tomoegawa Co., Ltd.	12,236	0.0
6,000		Tomoku Co., Ltd.	14,127	0.0
12,000		Topy Industries Ltd.	27,830	0.0
163,000		Toray Industries, Inc.	1,364,307	0.4
52,000		Tosoh Corp.	261,923	0.1
21,000		Toyo Ink Manufacturing Co., Ltd.	98,259	0.0
7,000		Toyo Kohan Co., Ltd.	31,951	0.0
14,500		Toyo Seikan Kaisha Ltd.	212,087	0.1
87,000		Toyobo Co., Ltd.	117,301	0.0
4,000		TYK Corp.	7,201	0.0
108,000		Ube Industries Ltd	168,979	0.1
5,000		Wood One Co., Ltd.	11,276	0.0
4,600		Yamato Kogyo Co., Ltd.	110,878	0.0
18,000		Yodogawa Steel Works Ltd.	71,276	0.0
1,100		Yushiro Chemical Industry Co., Ltd.	13,868	0.0
18,000		Zeon Corp.	166,067	0.1
			26,576,476	6.8

		Telecommunication Services: 4.7%
204,600		KDDI Corp.	4,622,432	1.2
78,700		Nippon Telegraph & Telephone Corp.	4,858,232	1.2
165,700		NTT DoCoMo, Inc.	2,895,777	0.7
106,350		Softbank Corp.	6,193,765	1.6
			18,570,206	4.7

		Utilities: 1.9%
61,900		Chubu Electric Power Co., Inc.	738,091	0.2
28,700		Chugoku Electric Power Co., Inc.	374,113	0.1
13,000		Electric Power Development Co., Ltd.	437,932	0.1
19,600		Hokkaido Electric Power Co., Inc.	154,131	0.0
6,000		Hokkaido Gas Co., Ltd.	14,206	0.0
20,000		Hokuriku Electric Power Co.	264,650	0.1
2,000		K&O Energy Group, Inc.	24,969	0.0
82,900		Kansai Electric Power Co., Inc.	790,110	0.2
45,200		Kyushu Electric Power Co., Inc.	437,930	0.1
1,300		Okinawa Electric Power Co., Inc.	46,934	0.0
210,000		Osaka Gas Co., Ltd.	878,174	0.2
30,000		Saibu Gas Co., Ltd.	67,421	0.0
18,100		Shikoku Electric Power Co., Inc.	222,771	0.1
6,000		Shizuoka Gas Co., Ltd.	39,717	0.0
52,000		Toho Gas Co., Ltd.	303,118	0.1
51,600		Tohoku Electric Power Co., Inc.	586,095	0.1
174,400		Tokyo Electric Power Co., Inc.	660,095	0.2
247,000		Tokyo Gas Co., Ltd.	1,552,823	0.4
			7,593,280	1.9

	Total Common Stock
	(Cost $319,127,990)		382,308,554	97.4

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
	Securities Lending Collateralcc: 4.4%
873,557	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $873,560, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $891,028, due 06/01/16-03/01/45)	$873,557	0.2
4,149,760	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $4,149,780, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $4,232,755, due 02/15/16-03/01/48)	4,149,760	1.1
4,149,760	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $4,149,785, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $4,232,755, due 08/15/17-02/15/42)	4,149,760	1.0
4,149,760	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $4,149,775, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $4,232,755, due 08/18/15-10/20/64)	4,149,760	1.1
4,149,760	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $4,149,786, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $4,232,910, due 04/15/16-01/15/29)	4,149,760	1.0
		17,472,597	4.4

	Total Short-Term Investments
	(Cost $17,472,597)	17,472,597	4.4

	Total Investments in Securities (Cost $336,600,587)	$399,781,151	101.8
	Liabilities in Excess of Other Assets	(6,913,429)	(1.8)
	Net Assets	$392,867,722	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $340,887,473.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$87,460,190
Gross Unrealized Depreciation	(28,566,512)

Net Unrealized Appreciation	$58,893,678

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock

Consumer Discretionary	$26,156	$82,310,756	$–	$82,336,912
Consumer Staples	54,929	30,166,155	–	30,221,084
Energy	–	3,392,587	–	3,392,587
Financials	–	66,651,628	–	66,651,628
Health Care	–	24,885,745	–	24,885,745
Industrials	–	80,673,344	–	80,673,344
Information Technology	25,147	41,382,145	–	41,407,292
Materials	34,444	26,542,032	–	26,576,476
Telecommunication Services	–	18,570,206	–	18,570,206
Utilities	–	7,593,280	–	7,593,280
Total Common Stock	140,676	382,167,878	–	382,308,554
Short-Term Investments	–	17,472,597	–	17,472,597
Total Investments, at fair value	$140,676	$399,640,475	$–	$399,781,151
Other Financial Instruments+
Forward Foreign Currency Contracts	–	19,873	–	19,873
Total Assets	$140,676	$399,660,348	$–	$399,801,024
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(14,962)	$–	$(14,962)
Futures	(211,188)	–	–	(211,188)
Total Liabilities	$(211,188)	$(14,962)	$–	$(226,150)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

At March 31, 2015, the following forward foreign currency contracts were outstanding for Voya Japan TOPIX Index® Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York	Japanese Yen	860,000,000	Buy	06/17/15	$7,193,246	$7,178,284	$(14,962)
The Bank of New York	Japanese Yen	215,000,000	Buy	06/17/15	1,774,697	1,794,570	19,873
							$4,911

At March 31, 2015, the following futures contracts were outstanding for Voya Japan TOPIX Index® Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	87	06/11/15	$11,196,440	$(211,188)
			$11,196,440	$(211,188)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$19,873
Total Asset Derivatives		$19,873

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$14,962
Equity contracts	Futures contracts	211,188
Total Liability Derivatives		$226,150

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2015:

The Bank of New York
Assets:
Forward foreign currency contracts	$19,873
Total Assets	$19,873

Liabilities:
Forward foreign currency contracts	$14,962
Total Liabilities	$14,962

Net OTC derivative instruments by counterparty, at fair value	$4,911

Total collateral pledged by the Portfolio/(Received from counterparty)	$-

Net Exposure(1)	$4,911

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Consumer Discretionary: 16.4%
27,130	@	Amazon.com, Inc.	$10,095,073	1.8
32,534		CBS Corp. - Class B	1,972,537	0.4
171,150		Comcast Corp. – Class A	9,664,841	1.7
33,778	@	DirecTV Group	2,874,508	0.5
98,758		Home Depot, Inc.	11,219,896	2.0
12,804		Johnson Controls, Inc.	645,834	0.1
27,157		Las Vegas Sands Corp.	1,494,721	0.3
73,570		Lowe's Cos, Inc.	5,472,872	1.0
71,377		McDonald's Corp.	6,954,975	1.3
50,440		Nike, Inc.	5,060,645	0.9
3,726	@	Priceline.com, Inc.	4,337,623	0.8
54,359		Starbucks Corp.	5,147,797	0.9
4,625		Target Corp.	379,574	0.1
20,119		Time Warner Cable, Inc.	3,015,436	0.5
50,574		TJX Cos., Inc.	3,542,709	0.6
101,349		Twenty-First Century Fox, Inc. - Class A	3,429,650	0.6
29,301		Viacom - Class B	2,001,258	0.4
104,797		Walt Disney Co.	10,992,157	2.0
31,874		Yum! Brands, Inc.	2,509,121	0.5
			90,811,227	16.4

		Consumer Staples: 11.4%
135,700		Altria Group, Inc.	6,787,714	1.2
4,631		Archer-Daniels-Midland Co.	219,509	0.0
286,716		Coca-Cola Co.	11,626,334	2.1
59,094		Colgate-Palmolive Co.	4,097,578	0.7
29,922		Costco Wholesale Corp.	4,533,033	0.8
11,990		CVS Caremark Corp.	1,237,488	0.2
16,559		Estee Lauder Cos., Inc.	1,377,046	0.3
44,370		General Mills, Inc.	2,511,342	0.5
16,915		Kellogg Co.	1,115,544	0.2
22,554		Kimberly-Clark Corp.	2,415,759	0.4
42,988		Kraft Foods Group, Inc.	3,744,900	0.7
109,476		PepsiCo, Inc.	10,468,095	1.9
66,675		Philip Morris International, Inc.	5,022,628	0.9
11,141		Procter & Gamble Co.	912,894	0.2
16,832		Reynolds American, Inc.	1,159,893	0.2
15,825		Sysco Corp.	597,077	0.1
51,824		Walgreens Boots Alliance, Inc.	4,388,456	0.8
11,734		Wal-Mart Stores, Inc.	965,122	0.2
			63,180,412	11.4

		Energy: 4.2%
2,666		Anadarko Petroleum Corp.	220,771	0.1
2,615		Baker Hughes, Inc.	166,262	0.0
39,463		EOG Resources, Inc.	3,618,363	0.7
60,981		Halliburton Co.	2,675,846	0.5
27,062		Kinder Morgan, Inc.	1,138,228	0.2
12,794		Marathon Petroleum Corp.	1,309,978	0.2
2,637		National Oilwell Varco, Inc.	131,824	0.0
16,752		Phillips 66	1,316,707	0.2
10,332		Pioneer Natural Resources Co.	1,689,385	0.3
93,914		Schlumberger Ltd.	7,836,184	1.4
9,216		Valero Energy Corp.	586,322	0.1
53,936		Williams Cos., Inc.	2,728,622	0.5
			23,418,492	4.2

		Financials: 3.2%
65,506		American Express Co.	5,117,329	0.9
30,514		American Tower Corp.	2,872,893	0.5
3,517		Blackrock, Inc.	1,286,659	0.2
13,395		Charles Schwab Corp.	407,744	0.1
23,413		Franklin Resources, Inc.	1,201,555	0.2
26,748		Marsh & McLennan Cos., Inc.	1,500,296	0.3
9,573		Public Storage, Inc.	1,887,221	0.4
16,736		Simon Property Group, Inc.	3,274,231	0.6
			17,547,928	3.2

		Health Care: 13.9%
114,817		AbbVie, Inc.	6,721,387	1.2
26,253	@	Actavis PLC	7,813,418	1.4
7,694		Aetna, Inc.	819,642	0.2
14,285	@	Alexion Pharmaceuticals, Inc.	2,475,591	0.4
51,824		Amgen, Inc.	8,284,067	1.5
39,182		Baxter International, Inc.	2,683,967	0.5
13,954		Becton Dickinson & Co.	2,003,655	0.4
17,130	@	Biogen, Inc.	7,232,971	1.3
42,724		Bristol-Myers Squibb Co.	2,755,698	0.5
57,831		Celgene Corp.	6,666,758	1.2
45,897	@	Express Scripts Holding Co.	3,982,483	0.7
110,892	@	Gilead Sciences, Inc.	10,881,832	2.0
2,817	@	Halyard Health, Inc.	138,596	0.0
32,074		Johnson & Johnson	3,226,644	0.6
16,652		McKesson Corp.	3,766,682	0.7
29,544		Merck & Co., Inc.	1,698,189	0.3
5,696	@	Regeneron Pharmaceuticals, Inc.	2,571,630	0.5
14,472		Stryker Corp.	1,335,042	0.2
11,610		Thermo Fisher Scientific, Inc.	1,559,687	0.3
			76,617,939	13.9

		Industrials: 9.8%
47,246		3M Co.	7,793,228	1.4
52,010		American Airlines Group, Inc.	2,745,088	0.5
52,657		Boeing Co.	7,902,763	1.4
9,559		Caterpillar, Inc.	765,007	0.1
13,281		Cummins, Inc.	1,841,278	0.3
10,309		Danaher Corp.	875,234	0.2
5,440		Deere & Co.	477,034	0.1
3,188		Delta Airlines, Inc.	143,332	0.0
37,853		Emerson Electric Co.	2,143,237	0.4
9,176		FedEx Corp.	1,518,169	0.3
56,551		Honeywell International, Inc.	5,898,835	1.1

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
23,371		Illinois Tool Works, Inc.	$2,270,259	0.4
19,569		Lockheed Martin Corp.	3,971,724	0.7
4,741		Norfolk Southern Corp.	487,944	0.1
10,454		Precision Castparts Corp.	2,195,340	0.4
65,411		Union Pacific Corp.	7,084,665	1.3
51,113		United Parcel Service, Inc. - Class B	4,954,894	0.9
7,416		United Technologies Corp.	869,155	0.2
3,463		Waste Management, Inc.	187,798	0.0
			54,124,984	9.8

		Information Technology: 32.5%
45,678		Accenture PLC	4,279,572	0.8
35,939	@	Adobe Systems, Inc.	2,657,330	0.5
435,406		Apple, Inc.	54,177,568	9.8
34,811		Automatic Data Processing, Inc.	2,981,214	0.6
11,602		CDK Global, Inc.	542,509	0.1
43,940	@	Cognizant Technology Solutions Corp.	2,741,417	0.5
21,919		Corning, Inc.	497,123	0.1
91,514	@	eBay, Inc.	5,278,527	1.0
14,637		EMC Corp.	374,122	0.1
142,580		Facebook, Inc.	11,722,215	2.1
20,270		Google, Inc. - Class A	11,243,769	2.0
20,510		Google, Inc. - Class C	11,239,480	2.0
68,309		International Business Machines Corp.	10,963,594	2.0
30,551		Intel Corp.	955,330	0.2
72,598		Mastercard, Inc.	6,271,741	1.1
67,790	@	Micron Technology, Inc.	1,839,143	0.3
385,934		Microsoft Corp.	15,690,147	2.8
237,173		Oracle Corp.	10,234,015	1.9
121,880		Qualcomm, Inc.	8,451,159	1.5
44,338	@	Salesforce.com, Inc.	2,962,222	0.5
77,941		Texas Instruments, Inc.	4,457,056	0.8
144,836		Visa, Inc.	9,473,723	1.7
6,328	@	VMware, Inc.	518,959	0.1
			179,551,935	32.5

		Materials: 3.4%
13,915		Dow Chemical Co.	667,642	0.1
19,248		Ecolab, Inc.	2,201,586	0.4
62,600		Du Pont E I de Nemours & Co.	4,474,022	0.8
30,235		LyondellBasell Industries NV - Class A	2,654,633	0.5
34,924		Monsanto Co.	3,930,347	0.7
9,984		PPG Industries, Inc.	2,251,791	0.4
21,155		Praxair, Inc.	2,554,255	0.5
10,537	L	Southern Copper Corp.	307,470	0.0
			19,041,746	3.4

		Telecommunication Services: 2.6%
2,523		CenturyLink, Inc.	87,169	0.0
299,036		Verizon Communications, Inc.	14,542,121	2.6
			14,629,290	2.6

		Utilities: 0.0%
2,560		Dominion Resources, Inc.	181,427	0.0

	Total Common Stock
	(Cost $282,168,663)		539,105,380	97.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	Securities Lending Collateralcc: 0.1%
315,217	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $315,219, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $321,533, due 04/15/16-01/15/29)
	(Cost $315,217)	315,217	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
13,890,055	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $13,890,055)	13,890,055	2.5

	Total Short-Term Investments
	(Cost $14,205,272)	14,205,272	2.6

	Total Investments in Securities (Cost $296,373,935)	$553,310,652	100.0
	Liabilities in Excess of Other Assets	(146,846)	–
	Net Assets	$553,163,806	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $296,432,174.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$258,020,284
Gross Unrealized Depreciation	(1,141,806)

Net Unrealized Appreciation	$256,878,478

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$539,105,380	$–	$–	$539,105,380
Short-Term Investments	13,890,055	315,217	–	14,205,272
Total Investments, at fair value	$552,995,435	$315,217	$–	$553,310,652
Liabilities Table
Other Financial Instruments+
Futures	$(41,833)	$–	$–	$(41,833)
Total Liabilities	$(41,833)	$–	$–	$(41,833)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2015, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	144	06/19/15	$14,837,760	$(41,833)
			$14,837,760	$(41,833)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Russell™ Large Cap Growth Index Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$41,833
Total Liability Derivatives		$41,833

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Consumer Discretionary: 10.8%
21,364	@	Amazon.com, Inc.	$7,949,544	0.9
24,088		Carnival Corp.	1,152,370	0.1
28,275		CBS Corp. - Class B	1,714,313	0.2
147,286		Comcast Corp. – Class A	8,317,240	1.0
26,596	@	DirecTV Group	2,263,320	0.3
220,795		Ford Motor Co.	3,563,631	0.4
91,196		General Motors Co.	3,419,850	0.4
77,761		Home Depot, Inc.	8,834,427	1.0
37,770		Johnson Controls, Inc.	1,905,119	0.2
21,382		Las Vegas Sands Corp.	1,176,865	0.1
57,933		Lowe's Cos, Inc.	4,309,636	0.5
56,199		McDonald's Corp.	5,476,031	0.7
39,717		Nike, Inc.	3,984,807	0.5
2,933	@	Priceline.com, Inc.	3,414,452	0.4
42,806		Starbucks Corp.	4,053,728	0.5
36,035		Target Corp.	2,957,392	0.4
20,151	L	Thomson Reuters Corp.	817,325	0.1
15,842		Time Warner Cable, Inc.	2,374,399	0.3
47,308		Time Warner, Inc.	3,994,687	0.5
39,820		TJX Cos., Inc.	2,789,391	0.3
108,274		Twenty-First Century Fox, Inc. - Class A	3,663,992	0.4
23,072		Viacom - Class B	1,575,818	0.2
98,475		Walt Disney Co.	10,329,043	1.2
25,093		Yum! Brands, Inc.	1,975,321	0.2
			92,012,701	10.8

		Consumer Staples: 10.0%
112,956		Altria Group, Inc.	5,650,059	0.7
37,214		Archer-Daniels-Midland Co.	1,763,944	0.2
225,763		Coca-Cola Co.	9,154,690	1.1
52,049		Colgate-Palmolive Co.	3,609,078	0.4
25,011		Costco Wholesale Corp.	3,789,041	0.4
66,485		CVS Caremark Corp.	6,861,917	0.8
13,005		Estee Lauder Cos., Inc.	1,081,496	0.1
34,937		General Mills, Inc.	1,977,434	0.2
14,561		Kellogg Co.	960,298	0.1
21,425		Kimberly-Clark Corp.	2,294,832	0.3
33,847		Kraft Foods Group, Inc.	2,948,581	0.3
96,184		Mondelez International, Inc.	3,471,281	0.4
86,202		PepsiCo, Inc.	8,242,635	1.0
89,437		Philip Morris International, Inc.	6,737,289	0.8
153,864		Procter & Gamble Co.	12,607,616	1.5
17,558		Reynolds American, Inc.	1,209,922	0.1
33,232		Sysco Corp.	1,253,843	0.2
54,260		Walgreens Boots Alliance, Inc.	4,594,737	0.5
90,590		Wal-Mart Stores, Inc.	7,451,027	0.9
			85,659,720	10.0

		Energy: 8.8%
28,718		Anadarko Petroleum Corp.	2,378,138	0.3
21,934		Apache Corp.	1,323,278	0.2
24,796		Baker Hughes, Inc.	1,576,530	0.2
17,815		California Resources Corp.	135,572	0.0
108,248		Chevron Corp.	11,363,875	1.3
69,807		ConocoPhillips	4,346,184	0.5
23,195		Devon Energy Corp.	1,398,891	0.2
31,080		EOG Resources, Inc.	2,849,725	0.3
244,181		ExxonMobil Corp.	20,755,385	2.4
48,020		Halliburton Co.	2,107,118	0.2
14,374		Hess Corp.	975,563	0.1
77,216		Kinder Morgan, Inc.	3,247,705	0.4
38,321		Marathon Oil Corp.	1,000,561	0.1
13,522		Marathon Petroleum Corp.	1,384,518	0.2
24,399		National Oilwell Varco, Inc.	1,219,706	0.1
44,675		Occidental Petroleum Corp.	3,261,275	0.4
32,172		Phillips 66	2,528,719	0.3
8,134		Pioneer Natural Resources Co.	1,329,990	0.2
73,950		Schlumberger Ltd.	6,170,388	0.7
38,132		Spectra Energy Corp.	1,379,234	0.2
30,342		Valero Energy Corp.	1,930,358	0.2
42,478		Williams Cos., Inc.	2,148,962	0.3
			74,811,675	8.8

		Financials: 14.7%
19,206		ACE Ltd.	2,141,277	0.2
25,822		Aflac, Inc.	1,652,866	0.2
78,038		American International Group, Inc.	4,275,702	0.5
24,675		Allstate Corp.	1,756,120	0.2
51,585		American Express Co.	4,029,820	0.5
24,027		American Tower Corp.	2,262,142	0.3
597,917		Bank of America Corp.	9,201,943	1.1
64,841		Bank of New York Mellon Corp.	2,609,202	0.3
40,848		BB&T Corp.	1,592,663	0.2
104,068	@	Berkshire Hathaway, Inc. – Class B	15,019,094	1.8
7,250		Blackrock, Inc.	2,652,340	0.3
32,505		Capital One Financial Corp.	2,562,044	0.3
63,923		Charles Schwab Corp.	1,945,816	0.2
13,108		Chubb Corp.	1,325,219	0.2
172,731		Citigroup, Inc.	8,899,101	1.0
18,133		CME Group, Inc.	1,717,376	0.2
26,514		Discover Financial Services	1,494,064	0.2
20,543		Equity Residential	1,599,478	0.2
22,494		Franklin Resources, Inc.	1,154,392	0.1
25,429		Goldman Sachs Group, Inc.	4,779,889	0.6
215,200		JPMorgan Chase & Co.	13,036,816	1.5
31,246		Marsh & McLennan Cos., Inc.	1,752,588	0.2
53,198		Metlife, Inc.	2,689,159	0.3
87,208		Morgan Stanley	3,112,454	0.4
30,370		PNC Financial Services Group, Inc.	2,831,699	0.3
26,159		Prudential Financial, Inc.	2,100,829	0.2
8,168		Public Storage, Inc.	1,610,240	0.2
17,663		Simon Property Group, Inc.	3,455,589	0.4
24,475		State Street Corp.	1,799,647	0.2
18,273		Travelers Cos., Inc.	1,975,859	0.2

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
97,673		US Bancorp	4,265,380	0.5
271,554		Wells Fargo & Co.	14,772,538	1.7
			126,073,346	14.7

		Health Care: 14.9%
85,403		Abbott Laboratories	3,956,721	0.5
90,410		AbbVie, Inc.	5,292,601	0.6
20,671	@	Actavis PLC	6,152,103	0.7
20,325		Aetna, Inc.	2,165,222	0.3
11,247	@	Alexion Pharmaceuticals, Inc.	1,949,105	0.2
43,045		Amgen, Inc.	6,880,743	0.8
15,906		Anthem, Inc.	2,456,045	0.3
30,851		Baxter International, Inc.	2,113,294	0.3
11,902		Becton Dickinson & Co.	1,709,008	0.2
13,489	@	Biogen, Inc.	5,695,595	0.7
94,233		Bristol-Myers Squibb Co.	6,078,029	0.7
45,533		Celgene Corp.	5,249,044	0.6
55,937		Eli Lilly & Co.	4,063,823	0.5
41,732	@	Express Scripts Holding Co.	3,621,086	0.4
87,324	@	Gilead Sciences, Inc.	8,569,104	1.0
2,669	@	Halyard Health, Inc.	131,315	0.0
160,865		Johnson & Johnson	16,183,019	1.9
13,110		McKesson Corp.	2,965,482	0.3
81,308		Medtronic PLC	6,341,211	0.7
166,167		Merck & Co., Inc.	9,551,279	1.1
362,688		Pfizer, Inc.	12,617,916	1.5
4,485	@	Regeneron Pharmaceuticals, Inc.	2,024,888	0.2
19,113		Stryker Corp.	1,763,174	0.2
22,687		Thermo Fisher Scientific, Inc.	3,047,772	0.4
55,714		UnitedHealth Group, Inc.	6,590,409	0.8
			127,167,988	14.9

		Industrials: 9.9%
37,202		3M Co.	6,136,470	0.7
40,947		American Airlines Group, Inc.	2,161,183	0.3
41,467		Boeing Co.	6,223,367	0.7
35,500		Caterpillar, Inc.	2,841,065	0.3
57,117		CSX Corp.	1,891,715	0.2
10,458		Cummins, Inc.	1,449,897	0.2
34,551		Danaher Corp.	2,933,380	0.3
19,467		Deere & Co.	1,707,061	0.2
48,217		Delta Airlines, Inc.	2,167,836	0.3
27,107		Eaton Corp. PLC	1,841,649	0.2
39,896		Emerson Electric Co.	2,258,911	0.3
16,806		FedEx Corp.	2,780,553	0.3
17,391		General Dynamics Corp.	2,360,480	0.3
570,186		General Electric Co.	14,146,315	1.7
44,533		Honeywell International, Inc.	4,645,237	0.5
18,402		Illinois Tool Works, Inc.	1,787,570	0.2
15,410		Lockheed Martin Corp.	3,127,613	0.4
17,605		Norfolk Southern Corp.	1,811,907	0.2
11,485		Northrop Grumman Corp.	1,848,626	0.2
8,233		Precision Castparts Corp.	1,728,930	0.2
17,787		Raytheon Co.	1,943,230	0.2
51,506		Union Pacific Corp.	5,578,615	0.6
40,251		United Parcel Service, Inc. - Class B	3,901,932	0.5
52,128		United Technologies Corp.	6,109,402	0.7
26,464		Waste Management, Inc.	1,435,143	0.2
			84,818,087	9.9

		Information Technology: 20.4%
35,972		Accenture PLC	3,370,217	0.4
28,305	@	Adobe Systems, Inc.	2,092,872	0.2
342,855		Apple, Inc.	42,661,448	5.0
27,410		Automatic Data Processing, Inc.	2,347,392	0.3
9,109		CDK Global, Inc.	425,937	0.1
291,293		Cisco Systems, Inc.	8,017,840	0.9
34,602	@	Cognizant Technology Solutions Corp.	2,158,819	0.3
74,396		Corning, Inc.	1,687,301	0.2
72,070	@	eBay, Inc.	4,156,998	0.5
116,419		EMC Corp.	2,975,670	0.3
112,270		Facebook, Inc.	9,230,278	1.1
15,961		Google, Inc. - Class A	8,853,567	1.0
16,149		Google, Inc. - Class C	8,849,652	1.0
107,759		Hewlett-Packard Co.	3,357,770	0.4
53,788		International Business Machines Corp.	8,632,974	1.0
283,050		Intel Corp.	8,850,973	1.0
57,162		Mastercard, Inc.	4,938,225	0.6
60,851	@	Micron Technology, Inc.	1,650,888	0.2
469,699		Microsoft Corp.	19,095,613	2.2
186,757		Oracle Corp.	8,058,565	0.9
95,973		Qualcomm, Inc.	6,654,768	0.8
34,913	@	Salesforce.com, Inc.	2,332,537	0.3
61,367		Texas Instruments, Inc.	3,509,272	0.4
114,052		Visa, Inc.	7,460,141	0.9
5,037	@	VMware, Inc.	413,084	0.1
53,863	@	Yahoo!, Inc.	2,393,402	0.3
			174,176,203	20.4

		Materials: 2.4%
12,073		Air Products & Chemicals, Inc.	1,826,404	0.2
68,456		Dow Chemical Co.	3,284,519	0.4
15,156		Ecolab, Inc.	1,733,543	0.2
52,213		Du Pont E I de Nemours & Co.	3,731,663	0.4
58,894		Freeport-McMoRan, Inc.	1,116,041	0.1
23,806		LyondellBasell Industries NV - Class A	2,090,167	0.3
27,497		Monsanto Co.	3,094,512	0.4
7,861		PPG Industries, Inc.	1,772,970	0.2
16,654		Praxair, Inc.	2,010,804	0.2
8,376	L	Southern Copper Corp.	244,412	0.0
			20,905,035	2.4

		Telecommunication Services: 2.7%
295,143		AT&T, Inc.	9,636,419	1.1
32,567		CenturyLink, Inc.	1,125,190	0.1
41,865	@	Sprint Corp.	198,440	0.0
15,255	@	T-Mobile US, Inc.	483,431	0.1
235,468		Verizon Communications, Inc.	11,450,809	1.4
			22,894,289	2.7

		Utilities: 1.7%
27,747		American Electric Power Co., Inc.	1,560,769	0.2

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
33,072	Dominion Resources, Inc.	2,343,813	0.3
40,214	Duke Energy Corp.	3,087,631	0.3
48,828	Exelon Corp.	1,641,109	0.2
24,801	NextEra Energy, Inc.	2,580,544	0.3
26,420	Pacific Gas & Electric Co.	1,402,109	0.2
50,697	Southern Co.	2,244,863	0.2
		14,860,838	1.7

	Total Common Stock
	(Cost $366,225,165)	823,379,882	96.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Securities Lending Collateralcc: 0.1%
67,452	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $67,452, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $68,801, due 08/15/17-02/15/42)	67,452	0.0
1,000,000	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $1,000,006, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,020,037, due 04/15/16-01/15/29)	1,000,000	0.1
		1,067,452	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.5%
29,550,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $29,550,000)	29,550,000	3.5

	Total Short-Term Investments
	(Cost $30,617,452)	30,617,452	3.6

	Total Investments in Securities (Cost $396,842,617)	$853,997,334	99.9
	Assets in Excess of Other Liabilities	644,237	0.1
	Net Assets	$854,641,571	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $396,842,617.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$458,821,593
Gross Unrealized Depreciation	(1,666,876)

Net Unrealized Appreciation	$457,154,717

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$823,379,882	$–	$–	$823,379,882
Short-Term Investments	29,550,000	1,067,452	–	30,617,452
Total Investments, at fair value	$852,929,882	$1,067,452	$–	$853,997,334
Liabilities Table
Other Financial Instruments+
Futures	$(104,530)	$–	$–	$(104,530)
Total Liabilities	$(104,530)	$–	$–	$(104,530)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2015, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	309	06/19/15	$31,839,360	$(104,530)
			$31,839,360	$(104,530)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Russell™ Large Cap Index Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$104,530
Total Liability Derivatives		$104,530

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.1%
		Consumer Discretionary: 4.9%
12,650		Carnival Corp.	$605,176	0.3
1,466		CBS Corp. - Class B	88,884	0.0
6,554		Comcast Corp. – Class A	370,105	0.2
115,614		Ford Motor Co.	1,866,010	0.9
47,742		General Motors Co.	1,790,325	0.8
14,491		Johnson Controls, Inc.	730,926	0.3
16,962		Target Corp.	1,392,071	0.6
10,579	L	Thomson Reuters Corp.	429,084	0.2
24,768		Time Warner, Inc.	2,091,410	1.0
14,912		Twenty-First Century Fox, Inc. - Class A	504,622	0.2
8,352		Walt Disney Co.	876,041	0.4
			10,744,654	4.9

		Consumer Staples: 8.7%
3,195		Altria Group, Inc.	159,814	0.1
17,573		Archer-Daniels-Midland Co.	832,960	0.4
2,888		Colgate-Palmolive Co.	200,254	0.1
761		Costco Wholesale Corp.	115,288	0.0
29,866		CVS Caremark Corp.	3,082,470	1.4
649		Kellogg Co.	42,801	0.0
1,919		Kimberly-Clark Corp.	205,544	0.1
50,353		Mondelez International, Inc.	1,817,240	0.8
19,340		Philip Morris International, Inc.	1,456,882	0.7
75,966		Procter & Gamble Co.	6,224,654	2.9
2,253		Reynolds American, Inc.	155,254	0.1
10,879		Sysco Corp.	410,465	0.2
7,045		Walgreens Boots Alliance, Inc.	596,571	0.3
42,592		Wal-Mart Stores, Inc.	3,503,192	1.6
			18,803,389	8.7

		Energy: 13.6%
13,937		Anadarko Petroleum Corp.	1,154,123	0.5
11,484		Apache Corp.	692,830	0.3
11,902		Baker Hughes, Inc.	756,729	0.4
9,018		California Resources Corp.	68,627	0.0
56,673		Chevron Corp.	5,949,531	2.7
36,549		ConocoPhillips	2,275,541	1.1
12,143		Devon Energy Corp.	732,344	0.3
127,842		ExxonMobil Corp.	10,866,570	5.0
7,526		Hess Corp.	510,790	0.2
29,269		Kinder Morgan, Inc.	1,231,054	0.6
20,128		Marathon Oil Corp.	525,542	0.2
1,805		Marathon Petroleum Corp.	184,814	0.1
11,688		National Oilwell Varco, Inc.	584,283	0.3
23,388		Occidental Petroleum Corp.	1,707,324	0.8
9,938		Phillips 66	781,127	0.4
19,968		Spectra Energy Corp.	722,242	0.3
12,088		Valero Energy Corp.	769,039	0.4
			29,512,510	13.6

		Financials: 27.0%
10,053		ACE Ltd.	1,120,809	0.5
13,520		Aflac, Inc.	865,415	0.4
40,857		American International Group, Inc.	2,238,555	1.0
12,919		Allstate Corp.	919,445	0.4
313,047		Bank of America Corp.	4,817,793	2.2
33,948		Bank of New York Mellon Corp.	1,366,068	0.6
21,392		BB&T Corp.	834,074	0.4
54,485	@	Berkshire Hathaway, Inc. – Class B	7,863,275	3.6
2,346		Blackrock, Inc.	858,261	0.4
17,017		Capital One Financial Corp.	1,341,280	0.6
27,946		Charles Schwab Corp.	850,676	0.4
6,863		Chubb Corp.	693,849	0.3
90,437		Citigroup, Inc.	4,659,314	2.1
9,491		CME Group, Inc.	898,893	0.4
13,882		Discover Financial Services	782,251	0.4
10,754		Equity Residential	837,306	0.4
2,161		Franklin Resources, Inc.	110,903	0.1
13,312		Goldman Sachs Group, Inc.	2,502,257	1.2
112,670		JPMorgan Chase & Co.	6,825,549	3.1
5,333		Marsh & McLennan Cos., Inc.	299,128	0.1
27,854		Metlife, Inc.	1,408,020	0.7
45,660		Morgan Stanley	1,629,605	0.8
15,901		PNC Financial Services Group, Inc.	1,482,609	0.7
13,696		Prudential Financial, Inc.	1,099,926	0.5
330		Public Storage, Inc.	65,056	0.0
2,349		Simon Property Group, Inc.	459,558	0.2
12,814		State Street Corp.	942,213	0.4
9,567		Travelers Cos., Inc.	1,034,480	0.5
51,139		US Bancorp	2,233,240	1.0
142,169		Wells Fargo & Co.	7,733,994	3.6
			58,773,802	27.0

		Health Care: 16.1%
44,714		Abbott Laboratories	2,071,600	1.0
7,471		Aetna, Inc.	795,886	0.4
1,172		Amgen, Inc.	187,344	0.1
8,326		Anthem, Inc.	1,285,618	0.6
480		Becton Dickinson & Co.	68,923	0.0
31,722		Bristol-Myers Squibb Co.	2,046,069	0.9
29,288		Eli Lilly & Co.	2,127,773	1.0
2,927	@	Express Scripts Holding Co.	253,976	0.1
233	@	Halyard Health, Inc.	11,463	0.0
70,999		Johnson & Johnson	7,142,499	3.3
42,571		Medtronic PLC	3,320,112	1.5
74,819		Merck & Co., Inc.	4,300,596	2.0

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
189,897		Pfizer, Inc.	$6,606,517	3.0
4,044		Stryker Corp.	373,059	0.2
7,091		Thermo Fisher Scientific, Inc.	952,605	0.4
29,172		UnitedHealth Group, Inc.	3,450,756	1.6
			34,994,796	16.1

		Industrials: 10.2%
14,644		Caterpillar, Inc.	1,171,959	0.5
29,898		CSX Corp.	990,222	0.5
13,838		Danaher Corp.	1,174,846	0.5
7,952		Deere & Co.	697,311	0.3
23,930		Delta Airlines, Inc.	1,075,893	0.5
14,193		Eaton Corp. PLC	964,272	0.4
5,285		Emerson Electric Co.	299,237	0.1
5,015		FedEx Corp.	829,732	0.4
9,105		General Dynamics Corp.	1,235,822	0.6
298,528		General Electric Co.	7,406,480	3.4
7,264		Norfolk Southern Corp.	747,611	0.4
6,014		Northrop Grumman Corp.	968,013	0.5
9,314		Raytheon Co.	1,017,554	0.5
24,234		United Technologies Corp.	2,840,225	1.3
12,426		Waste Management, Inc.	673,862	0.3
			22,093,039	10.2

		Information Technology: 7.9%
152,500		Cisco Systems, Inc.	4,197,563	1.9
29,915		Corning, Inc.	678,472	0.3
54,912		EMC Corp.	1,403,551	0.6
56,419		Hewlett-Packard Co.	1,758,016	0.8
135,598		Intel Corp.	4,240,149	2.0
3,918	@	Micron Technology, Inc.	106,295	0.1
86,809		Microsoft Corp.	3,529,220	1.6
28,202	@	Yahoo!, Inc.	1,253,156	0.6
			17,166,422	7.9

		Materials: 1.4%
6,320		Air Products & Chemicals, Inc.	956,089	0.4
30,112		Dow Chemical Co.	1,444,774	0.7
1,530		Du Pont E I de Nemours & Co.	109,349	0.0
30,924		Freeport-McMoRan, Inc.	586,010	0.3
			3,096,222	1.4

		Telecommunication Services: 2.7%
154,521		AT&T, Inc.	5,045,111	2.3
16,010		CenturyLink, Inc.	553,145	0.3
21,677	@	Sprint Corp.	102,749	0.0
7,904	@	T-Mobile US, Inc.	250,478	0.1
			5,951,483	2.7

		Utilities: 3.6%
14,530		American Electric Power Co., Inc.	817,313	0.4
16,258		Dominion Resources, Inc.	1,152,204	0.5
21,054		Duke Energy Corp.	1,616,526	0.8
25,566		Exelon Corp.	859,273	0.4
12,985		NextEra Energy, Inc.	1,351,089	0.6
13,838		Pacific Gas & Electric Co.	734,383	0.3
26,538		Southern Co.	1,175,103	0.6
			7,705,891	3.6

	Total Common Stock
	(Cost $145,378,498)		208,842,208	96.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Securities Lending Collateralcc: 0.2%
427,323	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $427,326, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $435,885, due 04/15/16-01/15/29)
	(Cost $427,323)	427,323	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.4%
7,414,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $7,414,000)	7,414,000	3.4

	Total Short-Term Investments
	(Cost $7,841,323)	7,841,323	3.6

	Total Investments in Securities (Cost $153,219,821)	$216,683,531	99.7
	Assets in Excess of Other Liabilities	686,800	0.3
	Net Assets	$217,370,331	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $157,015,943.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$64,723,616
Gross Unrealized Depreciation	(5,056,028)

Net Unrealized Appreciation	$59,667,588

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$208,842,208	$–	$–	$208,842,208
Short-Term Investments	7,414,000	427,323	–	7,841,323
Total Investments, at fair value	$216,256,208	$427,323	$–	$216,683,531
Liabilities Table
Other Financial Instruments+
Futures	$(26,765)	$–	$–	$(26,765)
Total Liabilities	$(26,765)	$–	$–	$(26,765)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2015, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	79	06/19/15	$8,140,160	$(26,765)
			$8,140,160	$(26,765)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Russell™ Large Cap Value Index Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$26,765
Total Liability Derivatives		$26,765

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Consumer Discretionary: 23.4%
1,508		Aaron's, Inc.	$42,691	0.0
1,344	L	Abercrombie & Fitch Co.	29,622	0.0
9,177		Advance Auto Parts, Inc.	1,373,705	0.3
7,510	@	AMC Networks, Inc.	575,566	0.1
5,013		ARAMARK Holdings Corp.	158,561	0.0
8,674	@	Autonation, Inc.	557,998	0.1
4,103	@	Autozone, Inc.	2,798,902	0.6
9,859	@	Bed Bath & Beyond, Inc.	756,925	0.2
10,805		Best Buy Co., Inc.	408,321	0.1
2,016		Big Lots, Inc.	96,828	0.0
28,762		BorgWarner, Inc.	1,739,526	0.4
8,172		Brinker International, Inc.	503,068	0.1
747	@,L	Cabela's, Inc.	41,817	0.0
24,596		Cablevision Systems Corp.	450,107	0.1
19,107	@	Carmax, Inc.	1,318,574	0.3
6,757		Carter's, Inc.	624,820	0.1
9,982	@	Charter Communications, Inc.	1,927,624	0.4
8,638		Chico's FAS, Inc.	152,806	0.0
3,911		Chipotle Mexican Grill, Inc.	2,544,262	0.6
328		Choice Hotels International, Inc.	21,015	0.0
14,518		Cinemark Holdings, Inc.	654,326	0.1
2,690		Clear Channel Outdoor Holdings, Inc.	27,223	0.0
34,491		Coach, Inc.	1,428,962	0.3
6,502		Coty, Inc - Class A	157,804	0.0
8,120		CST Brands, Inc.	355,900	0.1
4,394	@	Deckers Outdoor Corp.	320,191	0.1
2,184		Dick's Sporting Goods, Inc.	124,466	0.0
2,071		Dillard's, Inc.	282,712	0.1
28,872		Discovery Communications, Inc. - Class A	888,103	0.2
28,875		Discovery Communications, Inc. - Class C	851,091	0.2
19,668	@	Dish Network Corp. - Class A	1,377,940	0.3
29,673		Dollar General Corp.	2,236,751	0.5
26,018	@	Dollar Tree, Inc.	2,111,231	0.5
6,999		Domino's Pizza, Inc.	703,749	0.2
3,613		D.R. Horton, Inc.	102,898	0.0
12,290		Dunkin' Brands Group, Inc.	584,512	0.1
12,729		Expedia, Inc.	1,198,181	0.3
11,347		Family Dollar Stores, Inc.	899,136	0.2
2,710		Foot Locker, Inc.	170,730	0.0
5,525	@	Fossil Group, Inc.	455,536	0.1
760	L	GameStop Corp.	28,850	0.0
31,559		Gap, Inc.	1,367,451	0.3
21,612		Gentex Corp.	395,500	0.1
18,086		Genuine Parts Co.	1,685,434	0.4
11,454		GNC Holdings, Inc.	562,048	0.1
34,637		Goodyear Tire & Rubber Co.	937,970	0.2
1,706	@,L	GoPro, Inc.	74,057	0.0
60,513	@,L	Groupon, Inc.	436,299	0.1
34,492		H&R Block, Inc.	1,106,158	0.2
50,108		Hanesbrands, Inc.	1,679,119	0.4
27,469		Harley-Davidson, Inc.	1,668,467	0.4
8,569		Harman International Industries, Inc.	1,145,075	0.3
12,273	L	Hasbro, Inc.	776,145	0.2
17,177		Hilton Worldwide Holdings, Inc.	508,783	0.1
10,884	@	HomeAway, Inc.	328,370	0.1
313	@	Hyatt Hotels Corp.	18,536	0.0
53,305		Interpublic Group of Cos., Inc.	1,179,107	0.3
7,449		Jarden Corp.	394,052	0.1
15,919	@	Kate Spade & Co.	531,535	0.1
1,496		Kohl's Corp.	117,062	0.0
10,918		L Brands, Inc.	1,029,458	0.2
8,192		Lear Corp.	907,837	0.2
8,621		Leggett & Platt, Inc.	397,342	0.1
1,395		Lennar Corp.	72,275	0.0
30,866		Liberty Media Corp. - Interactive	900,979	0.2
9,263	@	Liberty TripAdvisor Holdings, Inc.	294,471	0.1
18,053		Liberty Ventures	758,407	0.2
10,116	L	Lions Gate Entertainment Corp.	343,135	0.1
9,236	@	Live Nation, Inc.	233,024	0.1
37,976	@	LKQ Corp.	970,667	0.2
33,004		Macy's, Inc.	2,142,290	0.5
23,030		Marriott International, Inc.	1,849,770	0.4
15,444		Mattel, Inc.	352,895	0.1
34,242		McGraw-Hill Cos., Inc.	3,540,623	0.8
4,119	@	MGM Resorts International	86,623	0.0
25,701		Michael Kors Holdings Ltd.	1,689,841	0.4
2,325	@	Michaels Cos, Inc.	62,914	0.0
2,480		Morningstar, Inc.	185,777	0.0
2,789		Murphy USA, Inc.	201,840	0.0
7,542	@	NetFlix, Inc.	3,142,676	0.7
20,637		Newell Rubbermaid, Inc.	806,288	0.2
17,443		Nordstrom, Inc.	1,401,022	0.3
10,573	@	Norwegian Cruise Line Holdings Ltd.	571,048	0.1
528	@	NVR, Inc.	701,532	0.2
32,514		Omnicom Group, Inc.	2,535,442	0.6
13,345	@	O'Reilly Automotive, Inc.	2,885,723	0.6
26,086	@,L	Pandora Media, Inc.	422,854	0.1
3,082	@	Panera Bread Co.	493,105	0.1
2,380		Penske Auto Group, Inc.	122,546	0.0
8,290		Polaris Industries, Inc.	1,169,719	0.3
9,068		PVH Corp.	966,286	0.2
5,587		Ralph Lauren Corp.	734,690	0.2
2,665	L	Regal Entertainment Group	60,869	0.0

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
25,333		Restaurant Brands International, Inc.	$973,041	0.2
26,722		Ross Stores, Inc.	2,815,430	0.6
15,088	@	Sally Beauty Holdings, Inc.	518,575	0.1
12,217		Scripps Networks Interactive - Class A	837,598	0.2
2,695	L	Sears Holding Corp.	111,519	0.0
8,733		SeaWorld Entertainment, Inc.	168,372	0.0
20,895		Service Corp. International	544,315	0.1
3,476		ServiceMaster Global Holdings, Inc.	117,315	0.0
6,932		Signet Jewelers Ltd.	962,092	0.2
326,153	@	Sirius XM Holdings, Inc.	1,245,904	0.3
9,163		Six Flags Entertainment Corp.	443,581	0.1
10,087		Starwood Hotels & Resorts Worldwide, Inc.	842,264	0.2
9,595	@	Starz	330,164	0.1
7,718	@	Tempur Sealy International, Inc.	445,637	0.1
11,957	@,L	Tesla Motors, Inc.	2,257,123	0.5
5,784		Thor Industries, Inc.	365,607	0.1
14,189		Tiffany & Co.	1,248,774	0.3
17,424		Tractor Supply Co.	1,482,085	0.3
14,014	@	TripAdvisor, Inc.	1,165,544	0.3
6,404		Tupperware Corp.	442,004	0.1
8,092	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,220,678	0.3
21,760		Under Armour, Inc.	1,757,120	0.4
9,194	@	Urban Outfitters, Inc.	419,706	0.1
43,400		VF Corp.	3,268,454	0.7
919		Whirlpool Corp.	185,693	0.0
11,841		Williams-Sonoma, Inc.	943,846	0.2
15,180		Wyndham Worldwide Corp.	1,373,335	0.3
10,196		Wynn Resorts Ltd.	1,283,472	0.3
1,698	@	Zulily, Inc.	22,057	0.0
			105,819,471	23.4

		Consumer Staples: 7.9%
22,283		Avon Products, Inc.	178,041	0.0
19,356		Brown-Forman Corp.	1,748,815	0.4
14,538		Campbell Soup Co.	676,744	0.1
17,098		Church & Dwight Co., Inc.	1,460,511	0.3
13,409		Clorox Co.	1,480,219	0.3
29,697		Coca-Cola Enterprises, Inc.	1,312,607	0.3
18,812		Constellation Brands, Inc.	2,186,142	0.5
24,704		Dr Pepper Snapple Group, Inc.	1,938,770	0.4
21,818		Flowers Foods, Inc.	496,141	0.1
11,552		Hain Celestial Group, Inc.	739,906	0.2
9,571	@,L	Herbalife Ltd.	409,256	0.1
18,808		Hershey Co.	1,897,915	0.4
16,835		Hormel Foods Corp.	957,070	0.2
1,437		Ingredion, Inc.	111,827	0.0
17,790		Keurig Green Mountain, Inc.	1,987,677	0.4
64,100		Kroger Co.	4,913,906	1.1
45,605		Lorillard, Inc.	2,980,287	0.7
16,416		McCormick & Co., Inc.	1,265,838	0.3
25,424		Mead Johnson Nutrition Co.	2,555,875	0.6
18,011	@	Monster Beverage Corp.	2,492,632	0.6
7,417		Nu Skin Enterprises, Inc.	446,578	0.1
1,065	L	Pilgrim's Pride Corp.	24,058	0.0
82,119	@	Rite Aid Corp.	713,614	0.2
2,670		Spectrum Brands Holdings, Inc.	239,125	0.1
12,295		Sprouts Farmers Market, Inc.	433,153	0.1
2,232		Tyson Foods, Inc.	85,486	0.0
21,871	@	WhiteWave Foods Co.	969,760	0.2
20,111		Whole Foods Market, Inc.	1,047,381	0.2
			35,749,334	7.9

		Energy: 4.8%
6,671	@,L	Antero Resources Corp.	235,620	0.1
1,796		Atwood Oceanics, Inc.	50,486	0.0
52,489		Cabot Oil & Gas Corp.	1,550,000	0.4
15,587	@	Cameron International Corp.	703,285	0.2
29,927	@	Cheniere Energy, Inc.	2,316,350	0.5
15,236	L	Chesapeake Energy Corp.	215,742	0.1
1,350		Cimarex Energy Co.	155,372	0.0
40,090	@	Cobalt International Energy, Inc.	377,247	0.1
15,062		Concho Resources, Inc.	1,745,987	0.4
10,929		Continental Resources, Inc.	477,269	0.1
824	L	CVR Energy, Inc.	35,069	0.0
9,625	@	Dresser-Rand Group, Inc.	773,369	0.2
4,866	@	Dril-Quip, Inc.	332,786	0.1
17,297		EQT Corp.	1,433,402	0.3
29,584	@	FMC Technologies, Inc.	1,094,904	0.2
611		Frank's International N.V.	11,426	0.0
8,776	@	Gulfport Energy Corp.	402,906	0.1
8,228		Helmerich & Payne, Inc.	560,080	0.1
4,668		HollyFrontier Corp.	187,980	0.0
13,555	@	Kosmos Energy, LLC	107,220	0.0
12,747	@	Laredo Petroleum, Inc.	166,221	0.0
3,508	@	Memorial Resource Development Corp.	62,232	0.0
3,785		Nabors Industries Ltd.	51,665	0.0
34,710		Noble Energy, Inc.	1,697,319	0.4
17,477	@,L	Oasis Petroleum, Inc.	248,523	0.1
12,544		Oceaneering International, Inc.	676,498	0.2
13,861		Oneok, Inc.	668,655	0.2
9,472		Patterson-UTI Energy, Inc.	177,837	0.0
2,791		PBF Energy, Inc.	94,671	0.0
2,968		QEP Resources, Inc.	61,883	0.0
20,618		Range Resources Corp.	1,072,961	0.2

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
6,307	@,L	Rice Energy, Inc.	$137,240	0.0
7,895		RPC, Inc.	101,135	0.0
1,180	@	Seventy Seven Energy, Inc.	4,897	0.0
8,440		SM Energy Co.	436,179	0.1
5,339	@,L	Solar City	273,784	0.1
48,411	@	Southwestern Energy Co.	1,122,651	0.3
1,362		Superior Energy Services	30,427	0.0
6,118		Targa Resources Corp.	586,043	0.1
2,676		Teekay Corp.	124,621	0.0
6,998		Tesoro Corp.	638,847	0.1
5,883	@,L	Ultra Petroleum Corp.	91,951	0.0
434	@	Unit Corp.	12,143	0.0
7,575	@	Whiting Petroleum Corp.	234,068	0.1
2,063		World Fuel Services Corp.	118,581	0.0
			21,657,532	4.8

		Financials: 8.4%
6,955	@	Affiliated Managers Group, Inc.	1,493,795	0.3
30,434		Ally Financial, Inc.	638,505	0.1
1,550		American Financial Group, Inc.	99,432	0.0
8,361		Ameriprise Financial, Inc.	1,093,953	0.2
27,016		Aon PLC	2,596,778	0.6
11,091		Apartment Investment & Management Co.	436,542	0.1
18,677		Arthur J. Gallagher & Co.	873,150	0.2
3,523		Artisan Partners Asset Management, Inc.	160,156	0.0
2,257		Boston Properties, Inc.	317,063	0.1
951		Brown & Brown, Inc.	31,488	0.0
10,814		CBOE Holdings, Inc.	620,778	0.1
35,245	@	CBRE Group, Inc.	1,364,334	0.3
2,405		Columbia Property Trust, Inc.	64,983	0.0
41,990		Crown Castle International Corp.	3,465,855	0.8
15,133		Eaton Vance Corp.	630,138	0.1
7,586		Equity Lifestyle Properties, Inc.	416,851	0.1
3,073		Erie Indemnity Co.	268,150	0.1
14,587		Extra Space Storage, Inc.	985,644	0.2
5,620		Federal Realty Investment Trust	827,320	0.2
8,687		Federated Investors, Inc.	294,402	0.1
1,807		Gaming and Leisure Properties, Inc.	66,624	0.0
23,217		Health Care Real Estate Investment Trust, Inc.	1,796,067	0.4
1,823		Healthcare Trust of America, Inc.	50,789	0.0
2,374	@	Howard Hughes Corp.	368,017	0.1
6,142		Intercontinental Exchange, Inc.	1,432,744	0.3
8,328		Invesco Ltd.	330,538	0.1
20,791		Iron Mountain, Inc.	758,456	0.2
1,496		Jones Lang LaSalle, Inc.	254,918	0.1
9,991		Lamar Advertising Co.	592,167	0.1
15,544	@	Lazard Ltd.	817,459	0.2
5,121		Legg Mason, Inc.	282,679	0.1
7,761		Leucadia National Corp.	172,993	0.0
11,001		LPL Financial Holdings, Inc.	482,504	0.1
22,437		Moody's Corp.	2,328,961	0.5
6,508		MSCI, Inc. - Class A	399,005	0.1
2,489	@	Nationstar Mortgage Holdings, Inc.	61,652	0.0
4,935		NorthStar Asset Management Group, Inc./New York	115,183	0.0
5,883		NorthStar Realty Finance Corp.	106,600	0.0
12,616	@,L	Ocwen Financial Corp.	104,082	0.0
5,727		Omega Healthcare Investors, Inc.	232,344	0.1
1,358		Outfront Media, Inc.	40,631	0.0
972		Paramount Group, Inc.	18,760	0.0
10,735		Plum Creek Timber Co., Inc.	466,436	0.1
1,926		Rayonier, Inc.	51,925	0.0
7,958	@	Realogy Holdings Corp.	361,930	0.1
2,462		Reinsurance Group of America, Inc.	229,434	0.1
823		Santander Consumer USA Holdings, Inc.	19,044	0.0
15,652		SEI Investments Co.	690,097	0.2
5,899		Signature Bank	764,392	0.2
18,451		SLM Corp.	171,225	0.0
564	@	SVB Financial Group	71,651	0.0
11,686	@	Synchrony Financial	354,670	0.1
33,055		T. Rowe Price Group, Inc.	2,676,794	0.6
7,150		Tanger Factory Outlet Centers, Inc.	251,465	0.1
7,436		Taubman Centers, Inc.	573,539	0.1
29,588		TD Ameritrade Holding Corp.	1,102,449	0.2
2,653		Urban Edge Properties	62,876	0.0
17,514		Ventas, Inc.	1,278,872	0.3
5,306		Vornado Realty Trust	594,272	0.1
10,721		Waddell & Reed Financial, Inc.	531,118	0.1
6,948		Weyerhaeuser Co.	230,326	0.1
3,074		WP GLIMCHER, Inc.	51,121	0.0
			38,026,126	8.4

		Health Care: 14.3%
6,040		Agilent Technologies, Inc.	250,962	0.1
10,272		Align Technology, Inc.	552,480	0.1
15,566	@	Alkermes PLC	949,059	0.2
8,595	@	Allscripts Healthcare Solutions, Inc.	102,796	0.0
7,693	@	Alnylam Pharmaceuticals, Inc.	803,303	0.2
28,410		AmerisourceBergen Corp.	3,229,365	0.7
4,761	@,L	Athenahealth, Inc.	568,416	0.1

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
19,794		BioMarin Pharmaceutical, Inc.	$2,466,728	0.5
2,306		Bio-Techne Corp.	231,269	0.1
16,125	@	Boston Scientific Corp.	286,219	0.1
21,600	@	Brookdale Senior Living, Inc.	815,616	0.2
13,855		Bruker BioSciences Corp.	255,902	0.1
3,468		Cardinal Health, Inc.	313,056	0.1
26,021	@	Catamaran Corp.	1,549,290	0.3
14,510		Centene Corp.	1,025,712	0.2
37,484	@	Cerner Corp.	2,746,078	0.6
2,935		Charles River Laboratories International, Inc.	232,716	0.1
2,637		Cigna Corp.	341,333	0.1
4,461		Cooper Cos., Inc.	836,081	0.2
9,592		CR Bard, Inc.	1,605,221	0.4
7,757	@	DaVita, Inc.	630,489	0.1
5,546		Dentsply International, Inc.	282,236	0.1
13,272	@	Edwards Lifesciences Corp.	1,890,729	0.4
22,281		Endo International PLC	1,998,606	0.4
10,209		Envision Healthcare Holdings, Inc.	391,515	0.1
3,899	@	HCA Holdings, Inc.	293,322	0.1
10,739	@	Henry Schein, Inc.	1,499,379	0.3
522		Hill-Rom Holdings, Inc.	25,578	0.0
9,798	@	Hologic, Inc.	323,579	0.1
5,999	@	Idexx Laboratories, Inc.	926,726	0.2
17,538	@	Illumina, Inc.	3,255,754	0.7
9,411	@	IMS Health Holdings, Inc.	254,756	0.1
18,196	@	Incyte Corp., Ltd.	1,667,845	0.4
2,432	@	Inovalon Holdings, Inc.	73,452	0.0
1,680	@	Intercept Pharmaceuticals, Inc.	473,794	0.1
4,188	@	Intuitive Surgical, Inc.	2,115,066	0.5
7,472		Jazz Pharmaceuticals PLC	1,291,087	0.3
1,143	@	Juno Therapeutics, Inc.	69,326	0.0
5,979	@	Laboratory Corp. of America Holdings	753,892	0.2
10,302		Mallinckrodt PLC - W/I	1,304,748	0.3
9,627	@	Medivation, Inc.	1,242,557	0.3
8,257	@	Mednax, Inc.	598,715	0.1
3,676		Mettler Toledo International, Inc.	1,208,117	0.3
47,014	@	Mylan NV	2,790,281	0.6
8,260	@,L	Myriad Genetics, Inc.	292,404	0.1
983		Patterson Cos., Inc.	47,961	0.0
2,748		PerkinElmer, Inc.	140,533	0.0
4,004		Perrigo Co. PLC	662,862	0.1
7,657	@	Pharmacyclics, Inc.	1,959,809	0.4
4,156	@	Premier, Inc.	156,182	0.0
3,213	@	Quintiles Transnational Holdings, Inc.	215,175	0.1
17,657	L	Resmed, Inc.	1,267,419	0.3
7,978	@	Salix Pharmaceuticals Ltd.	1,378,678	0.3
12,844		Seattle Genetics, Inc.	454,035	0.1
4,466	@	Sirona Dental Systems, Inc.	401,895	0.1
23,024		St. Jude Medical, Inc.	1,505,770	0.3
12,286	@	Tenet Healthcare Corp.	608,280	0.1
6,035	@	United Therapeutics Corp.	1,040,645	0.2
2,470		Universal Health Services, Inc.	290,744	0.1
13,078	@	Varian Medical Systems, Inc.	1,230,509	0.3
4,850	@	Veeva Systems, Inc.	123,820	0.0
29,715	@	Vertex Pharmaceuticals, Inc.	3,505,479	0.8
1,936	@	VWR Corp.	50,317	0.0
10,667	@	Waters Corp.	1,326,121	0.3
1,615		Zimmer Holdings, Inc.	189,795	0.0
63,028		Zoetis, Inc.	2,917,566	0.6
			64,289,150	14.3

		Industrials: 15.5%
5,435		Acuity Brands, Inc.	913,950	0.2
886		Air Lease Corp.	33,438	0.0
15,803		Alaska Air Group, Inc.	1,045,843	0.2
12,140		Allegion Public Ltd.	742,604	0.2
16,991		Allison Transmission Holdings, Inc.	542,693	0.1
529		Amerco, Inc.	174,782	0.0
30,859		Ametek, Inc.	1,621,332	0.4
4,299		AO Smith Corp.	282,272	0.1
5,696	@	Armstrong World Industries, Inc.	327,349	0.1
13,262	@	Avis Budget Group, Inc.	782,657	0.2
13,237		BE Aerospace, Inc.	842,138	0.2
18,673		CH Robinson Worldwide, Inc.	1,367,237	0.3
12,394	L	Chicago Bridge & Iron Co. NV	610,528	0.1
10,126		Cintas Corp.	826,585	0.2
5,629	@	Clean Harbors, Inc.	319,615	0.1
11,993	L	Colfax Corp.	572,426	0.1
3,294		Copa Holdings S.A.	332,595	0.1
14,155	@	Copart, Inc.	531,803	0.1
4,064	@	CoStar Group, Inc.	803,981	0.2
5,652		Covanta Holding Corp.	126,774	0.0
2,283		Crane Co.	142,482	0.0
16,430		Donaldson Co., Inc.	619,575	0.1
15,459		Dover Corp.	1,068,526	0.2
1,697		Dun & Bradstreet Corp.	217,827	0.1
8,214		Equifax, Inc.	763,902	0.2
24,832		Expeditors International Washington, Inc.	1,196,406	0.3
37,335		Fastenal Co.	1,546,976	0.3
17,276		Flowserve Corp.	975,921	0.2
11,370		Fluor Corp.	649,909	0.1
8,737		Fortune Brands Home & Security, Inc.	414,833	0.1
3,020	@	Genesee & Wyoming, Inc.	291,249	0.1
7,625		Graco, Inc.	550,220	0.1
13,340	@	HD Supply Holdings, Inc	415,608	0.1
56,321	@	Hertz Global Holdings, Inc.	1,221,039	0.3

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
12,298		Hexcel Corp.	$632,363	0.1
1,222		Hubbell, Inc.	133,956	0.0
5,223		Huntington Ingalls Industries, Inc.	732,003	0.2
9,361		IDEX Corp.	709,845	0.2
8,563	@	IHS, Inc.	974,127	0.2
2,948		Ingersoll-Rand PLC - Class A	200,700	0.0
2,647		ITT Corp.	105,642	0.0
11,573		JB Hunt Transport Services, Inc.	988,276	0.2
10,715		Kansas City Southern	1,093,787	0.2
7,071		KAR Auction Services, Inc.	268,203	0.1
7,168	@	Kirby Corp.	537,958	0.1
6,683		KLX, Inc.	257,563	0.1
5,706	L	Landstar System, Inc.	378,308	0.1
5,625		Lennox International, Inc.	628,256	0.1
3,453		Lincoln Electric Holdings, Inc.	225,792	0.1
16,997		Manitowoc Co., Inc.	366,455	0.1
44,846		Masco Corp.	1,197,388	0.3
7,204		Middleby Corp.	739,491	0.2
5,989	@	MRC Global, Inc.	70,970	0.0
5,964		MSC Industrial Direct Co.	430,601	0.1
1,127	@,L	Navistar International Corp.	33,246	0.0
26,483		Nielsen Holdings NV	1,180,347	0.3
8,094		Nordson Corp.	634,084	0.1
1,170	L	NOW, Inc./DE	25,319	0.0
7,916	@	Old Dominion Freight Line	611,907	0.1
40,872		Paccar, Inc.	2,580,658	0.6
13,810		Pall Corp.	1,386,386	0.3
9,987		Parker Hannifin Corp.	1,186,256	0.3
1,716		Pentair PLC	107,919	0.0
11,645		Pitney Bowes, Inc.	271,561	0.1
6,623	@	Quanta Services, Inc.	188,954	0.0
17,295		Robert Half International, Inc.	1,046,693	0.2
17,418		Rockwell Automation, Inc.	2,020,314	0.5
15,034		Rockwell Collins, Inc.	1,451,533	0.3
11,988		Rollins, Inc.	296,463	0.1
5,686		Roper Industries, Inc.	977,992	0.2
2,542		RR Donnelley & Sons Co.	48,781	0.0
13,452	@,L	Seadrill LTD	125,776	0.0
1,046		Snap-On, Inc.	153,825	0.0
77,455		Southwest Airlines Co.	3,431,256	0.8
14,111	@	Spirit Aerosystems Holdings, Inc.	736,735	0.2
9,150		Spirit Airlines, Inc.	707,844	0.2
2,241		Stanley Black & Decker, Inc.	213,702	0.0
10,654	@	Stericycle, Inc.	1,496,141	0.3
725		Timken Co.	30,552	0.0
7,162		Toro Co.	502,199	0.1
6,659		TransDigm Group, Inc.	1,456,456	0.3
15,066		Trinity Industries, Inc.	534,994	0.1
1,604		Triumph Group, Inc.	95,791	0.0
46,961		Tyco International Plc	2,022,141	0.5
46,989	@	United Continental Holdings, Inc.	3,160,010	0.7
12,236	@	United Rentals, Inc.	1,115,434	0.2
11,718	@	USG Corp.	312,871	0.1
224		Valmont Industries, Inc.	27,525	0.0
20,934	@	Verisk Analytics, Inc.	1,494,688	0.3
175	@	Veritiv Corp.	7,723	0.0
7,130	@	WABCO Holdings, Inc.	876,134	0.2
12,135		Wabtec Corp.	1,152,946	0.3
9,557		Waste Connections, Inc.	460,074	0.1
7,334		WW Grainger, Inc.	1,729,431	0.4
16,764		Xylem, Inc.	587,075	0.1
			70,026,495	15.5

		Information Technology: 17.7%
13,956	@,L	3D Systems Corp.	382,674	0.1
41,139		Activision Blizzard, Inc.	934,884	0.2
79,191	@,L	Advanced Micro Devices, Inc.	212,232	0.0
22,393		Akamai Technologies, Inc.	1,590,911	0.4
7,400		Alliance Data Systems Corp.	2,192,250	0.5
14,741		Altera Corp.	632,536	0.1
39,539		Amphenol Corp.	2,330,033	0.5
18,023		Analog Devices, Inc.	1,135,449	0.3
2,691	@	Ansys, Inc.	237,319	0.1
102,303		Applied Materials, Inc.	2,307,956	0.5
606	@	Arista Networks, Inc.	42,741	0.0
15,821		ARRIS Group, Inc.	457,148	0.1
53,442		Atmel Corp.	439,828	0.1
22,581	@	Autodesk, Inc.	1,324,150	0.3
31,427		Avago Technologies Ltd.	3,990,600	0.9
3,609		Avnet, Inc.	160,600	0.0
8,732		Booz Allen Hamilton Holding Corp.	252,704	0.1
15,183		Broadridge Financial Solutions, Inc. ADR	835,217	0.2
36,410	@	Cadence Design Systems, Inc.	671,400	0.1
10,935		CDW Corp./DE	407,219	0.1
18,658	@	Citrix Systems, Inc.	1,191,686	0.3
7,989		CommScope Holding Co., Inc.	228,006	0.0
1,134		Computer Sciences Corp.	74,028	0.0
7,702	@,L	Cree, Inc.	273,344	0.1
8,123		Diebold, Inc.	288,042	0.1
2,889		DST Systems, Inc.	319,841	0.1
1,357	@	EchoStar Corp.	70,184	0.0
30,308	@	Electronic Arts, Inc.	1,782,565	0.4
7,089		Equinix, Inc.	1,650,674	0.4
9,528	@	F5 Networks, Inc.	1,095,148	0.2
5,327		Factset Research Systems, Inc.	848,058	0.2
4,487		Fidelity National Information Services, Inc.	305,385	0.1
9,248	@	FireEye, Inc.	362,984	0.1
31,352	@	Fiserv, Inc.	2,489,349	0.6

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
10,434		FleetCor Technologies, Inc.	$1,574,699	0.3
12,470		Flir Systems, Inc.	390,062	0.1
17,241	@	Fortinet, Inc.	602,573	0.1
12,203		Freescale Semiconductor Holdings Ltd.	497,394	0.1
11,349	@	Gartner, Inc.	951,614	0.2
2,267	@	Genpact Ltd.	52,708	0.0
8,580		Global Payments, Inc.	786,614	0.2
2,804		Harris Corp.	220,843	0.0
3,860		IAC/InterActiveCorp	260,434	0.1
12,431	@	Informatica Corp.	545,162	0.1
35,712		Intuit, Inc.	3,462,636	0.8
4,184	@,L	IPG Photonics Corp.	387,857	0.1
10,635		Jack Henry & Associates, Inc.	743,280	0.2
11,120		Juniper Networks, Inc.	251,090	0.1
3,080		Keysight Technologies, Inc.	114,422	0.0
19,028		KLA-Tencor Corp.	1,109,142	0.2
5,476		Lam Research Corp.	384,607	0.1
6,053	@	LendingClub Corp.	118,896	0.0
29,757		Linear Technology Corp.	1,392,628	0.3
13,123	@	LinkedIn Corp.	3,278,913	0.7
32,650		Maxim Integrated Products	1,136,546	0.3
25,194		Microchip Technology, Inc.	1,231,987	0.3
5,700		Motorola Solutions, Inc.	380,019	0.1
12,504		National Instruments Corp.	400,628	0.1
2,067	@	NCR Corp.	60,997	0.0
14,157		NetApp, Inc.	502,007	0.1
5,226	@	NetSuite, Inc.	484,764	0.1
11,521		Nvidia Corp.	241,077	0.1
28,441	@	ON Semiconductor Corp.	344,421	0.1
6,890		Palo Alto Networks, Inc.	1,006,491	0.2
36,484		Paychex, Inc.	1,810,154	0.4
14,918	@	PTC, Inc.	539,584	0.1
14,754	@	Rackspace Hosting, Inc.	761,159	0.2
23,818	@	Red Hat, Inc.	1,804,213	0.4
20,385	@	Riverbed Technolgoy, Inc.	426,250	0.1
5,688		Sabre Corp.	138,218	0.0
12,740		Sandisk Corp.	810,519	0.2
18,123	@	ServiceNow, Inc.	1,427,730	0.3
23,849		Skyworks Solutions, Inc.	2,344,118	0.5
8,341		SolarWinds, Inc.	427,393	0.1
8,737		Solera Holdings, Inc.	451,353	0.1
14,875	@	Splunk, Inc.	880,600	0.2
3,528	@,L	Stratasys Ltd.	186,208	0.0
10,985	@	SunEdison, Inc.	263,640	0.1
569	@,L	SunPower Corp.	17,815	0.0
4,792	@	Tableau Software, Inc.	443,356	0.1
14,375	@	Teradata Corp.	634,513	0.1
2,922		Teradyne, Inc.	55,080	0.0
16,301		Total System Services, Inc.	621,883	0.1
32,826	@	Trimble Navigation Ltd.	827,215	0.2
64,827	@	Twitter, Inc.	3,246,536	0.7
15,675		Vantiv, Inc.	590,948	0.1
14,021	@	VeriFone Holdings, Inc.	489,193	0.1
13,972	@,L	VeriSign, Inc.	935,705	0.2
67,798		Western Union Co.	1,410,876	0.3
11,783	@	Workday, Inc.	994,603	0.2
33,751		Xilinx, Inc.	1,427,667	0.3
6,392	@,L	Yelp, Inc.	302,661	0.1
6,350	@	Zebra Technologies Corp.	576,040	0.1
5,978	@,L	Zillow Group, Inc.	599,593	0.1
			79,876,479	17.7

		Materials: 4.7%
9,348		Airgas, Inc.	991,916	0.2
4,362		Albemarle Corp.	230,488	0.0
1,904		Aptargroup, Inc.	120,942	0.0
4,153		Avery Dennison Corp.	219,735	0.0
4,286	@	Axalta Coating Systems Ltd.	118,379	0.0
17,537		Ball Corp.	1,238,814	0.3
572		Cabot Corp.	25,740	0.0
440		Carpenter Technology Corp.	17,107	0.0
1,751		Celanese Corp.	97,811	0.0
4,220		Compass Minerals International, Inc.	393,346	0.1
17,434	@	Crown Holdings, Inc.	941,785	0.2
1,102		Cytec Industries, Inc.	59,552	0.0
6,298		Eagle Materials, Inc.	526,261	0.1
17,201		Eastman Chemical Co.	1,191,341	0.3
16,749		FMC Corp.	958,880	0.2
17,976		Huntsman Corp.	398,528	0.1
10,227		International Flavors & Fragrances, Inc.	1,200,650	0.3
8,529		International Paper Co.	473,274	0.1
7,772		Martin Marietta Materials, Inc.	1,086,526	0.2
1,134		NewMarket Corp.	541,825	0.1
12,484	@	Owens-Illinois, Inc.	291,127	0.1
12,371		Packaging Corp. of America	967,289	0.2
12,109	@	Platform Specialty Products Corp.	310,717	0.1
684		Rayonier Advanced Materials, Inc.	10,192	0.0
15,543		RPM International, Inc.	745,909	0.2
5,636		Scotts Miracle-Gro Co.	378,570	0.1
27,165		Sealed Air Corp.	1,237,637	0.3
10,832		Sherwin-Williams Co.	3,081,704	0.7
6,879		Sigma-Aldrich Corp.	951,022	0.2
5,490		Silgan Holdings, Inc.	319,134	0.1
1,697	L	Tahoe Resources, Inc.	18,599	0.0
362		TimkenSteel Corp.	9,582	0.0
10,642		Valspar Corp.	894,247	0.2
4,409		Westlake Chemical Corp.	317,183	0.1
8,272	@	WR Grace & Co.	817,853	0.2
			21,183,665	4.7

		Telecommunication Services: 1.0%
34,809	@	Level 3 Communications, Inc.	1,874,116	0.4

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Telecommunication Services: (continued)
16,206		SBA Communications Corp.	$1,897,723	0.5
70,969		Windstream Holdings, Inc.	525,171	0.1
1,101	@	Zayo Group Holdings, Inc.	30,784	0.0
			4,327,794	1.0

		Utilities: 0.2%
7,042	@	Calpine Corp.	161,051	0.0
18,724		ITC Holdings Corp.	700,839	0.2
			861,890	0.2

	Total Common Stock
	(Cost $256,861,966)		441,817,936	97.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.8%
	Securities Lending Collateralcc: 2.6%
2,761,734	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $2,761,748, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,816,969, due 02/15/16-03/01/48)	2,761,734	0.6
2,761,734	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $2,761,751, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $2,816,969, due 08/15/17-02/15/42)	2,761,734	0.6
1,294,690	Mizuho Securities USA Inc., Repurchase Agreement dated 03/31/15, 0.15%, due 04/01/15 (Repurchase Amount $1,294,695, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $1,320,584, due 05/01/44-04/01/45)	1,294,690	0.3
2,761,734	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $2,761,744, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $2,816,969, due 08/18/15-10/20/64)	2,761,734	0.6
2,048,409	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/15, 0.23%, due 04/01/15 (Repurchase Amount $2,048,422, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,089,454, due 04/15/16-01/15/29)	2,048,409	0.5
		11,628,301	2.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
10,104,001	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $10,104,001)	10,104,001	2.2

	Total Short-Term Investments
	(Cost $21,732,302)	21,732,302	4.8

	Total Investments in Securities (Cost $278,594,268)	$463,550,238	102.7
	Liabilities in Excess of Other Assets	(12,111,710)	(2.7)
	Net Assets	$451,438,528	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $279,234,970.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$193,557,745
Gross Unrealized Depreciation	(9,242,477)

Net Unrealized Appreciation	$184,315,268

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$441,817,936	$–	$–	$441,817,936
Short-Term Investments	10,104,001	11,628,301	–	21,732,302
Total Investments, at fair value	$451,921,937	$11,628,301	$–	$463,550,238
Other Financial Instruments+
Futures	240,251	–	–	240,251
Total Assets	$452,162,188	$11,628,301	$–	$463,790,489

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2015, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	68	06/19/15	$10,334,640	$240,251
			$10,334,640	$240,251

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Russell™ Mid Cap Growth Index Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$240,251
Total Asset Derivatives		$240,251

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 17.5%
23,397		Aaron's, Inc.	$662,369	0.0
25,593		Abercrombie & Fitch Co.	564,070	0.0
25,674		Advance Auto Parts, Inc.	3,843,141	0.2
20,998	@	AMC Networks, Inc.	1,609,287	0.1
34,072	@	Apollo Group, Inc. - Class A	644,642	0.0
15,334		ARAMARK Holdings Corp.	485,014	0.0
47,142	@	Ascena Retail Group, Inc.	684,030	0.0
24,236	@	Autonation, Inc.	1,559,102	0.1
11,476	@	Autozone, Inc.	7,828,468	0.3
65,187	@	Bed Bath & Beyond, Inc.	5,004,732	0.2
101,053		Best Buy Co., Inc.	3,818,793	0.2
19,239		Big Lots, Inc.	924,049	0.0
80,446		BorgWarner, Inc.	4,865,374	0.2
22,850		Brinker International, Inc.	1,406,646	0.1
17,597	@,L	Cabela's, Inc.	985,080	0.0
68,810		Cablevision Systems Corp.	1,259,223	0.1
77,572	@	Carmax, Inc.	5,353,244	0.2
18,896		Carter's, Inc.	1,747,313	0.1
27,922	@	Charter Communications, Inc.	5,392,017	0.2
53,889		Chico's FAS, Inc.	953,296	0.0
10,938		Chipotle Mexican Grill, Inc.	7,115,606	0.3
12,638		Choice Hotels International, Inc.	809,717	0.0
40,604		Cinemark Holdings, Inc.	1,830,022	0.1
15,705		Clear Channel Outdoor Holdings, Inc.	158,935	0.0
96,469		Coach, Inc.	3,996,711	0.2
24,162		Coty, Inc - Class A	586,412	0.0
26,621		CST Brands, Inc.	1,166,798	0.1
43,669		Darden Restaurants, Inc.	3,028,008	0.1
12,177	@	Deckers Outdoor Corp.	887,338	0.0
22,350		DeVry, Inc.	745,596	0.0
33,975		Dick's Sporting Goods, Inc.	1,936,235	0.1
8,451		Dillard's, Inc.	1,153,646	0.1
80,735		Discovery Communications, Inc. - Class A	2,483,409	0.1
80,725		Discovery Communications, Inc. - Class C	2,379,369	0.1
75,031	@	Dish Network Corp. - Class A	5,256,672	0.2
109,043		Dollar General Corp.	8,219,661	0.3
72,772	@	Dollar Tree, Inc.	5,905,084	0.3
19,561		Domino's Pizza, Inc.	1,966,859	0.1
113,393		D.R. Horton, Inc.	3,229,433	0.1
27,137	@,L	DreamWorks Animation SKG, Inc.	656,715	0.0
26,406		DSW, Inc.	973,853	0.0
34,362		Dunkin' Brands Group, Inc.	1,634,257	0.1
35,584		Expedia, Inc.	3,349,522	0.1
33,648		Family Dollar Stores, Inc.	2,666,268	0.1
51,322		Foot Locker, Inc.	3,233,286	0.1
15,447	@	Fossil Group, Inc.	1,273,605	0.1
38,203	L	GameStop Corp.	1,450,186	0.1
79,821		Gannett Co., Inc.	2,959,763	0.1
88,269		Gap, Inc.	3,824,696	0.2
42,956		Garmin Ltd.	2,041,269	0.1
102,734		Gentex Corp.	1,880,032	0.1
54,041		Genuine Parts Co.	5,036,081	0.2
32,044		GNC Holdings, Inc.	1,572,399	0.1
96,900		Goodyear Tire & Rubber Co.	2,624,052	0.1
7,425	@,L	GoPro, Inc.	322,319	0.0
1,225		Graham Holdings Co.	1,285,797	0.1
169,295	@,L	Groupon, Inc.	1,220,617	0.1
96,509		H&R Block, Inc.	3,095,044	0.1
140,124		Hanesbrands, Inc.	4,695,555	0.2
76,824		Harley-Davidson, Inc.	4,666,290	0.2
23,951		Harman International Industries, Inc.	3,200,572	0.1
40,731	L	Hasbro, Inc.	2,575,828	0.1
47,638		Hilton Worldwide Holdings, Inc.	1,411,038	0.1
32,872	@	HomeAway, Inc.	991,748	0.0
14,596	@	Hyatt Hotels Corp.	864,375	0.0
149,003		Interpublic Group of Cos., Inc.	3,295,946	0.1
68,088		Jarden Corp.	3,601,855	0.2
110,469	@,L	JC Penney Co., Inc.	929,044	0.0
15,528		John Wiley & Sons, Inc.	949,382	0.0
44,549	@	Kate Spade & Co.	1,487,491	0.1
73,363		Kohl's Corp.	5,740,655	0.2
85,504		L Brands, Inc.	8,062,172	0.3
28,596		Lear Corp.	3,169,009	0.1
48,806		Leggett & Platt, Inc.	2,249,469	0.1
62,575		Lennar Corp.	3,242,011	0.1
8,615		Liberty Broadband Corp. - A	486,575	0.0
21,719		Liberty Broadband Corp. - C	1,229,295	0.1
33,372		Liberty Media Corp. - A	1,286,491	0.1
66,765		Liberty Media Corp. - C	2,550,423	0.1
172,652		Liberty Media Corp. - Interactive	5,039,712	0.2
25,897	@	Liberty TripAdvisor Holdings, Inc.	823,266	0.0
50,466		Liberty Ventures	2,120,077	0.1
28,311		Lions Gate Entertainment Corp.	960,309	0.0
50,880	@	Live Nation, Inc.	1,283,702	0.1
106,227	@	LKQ Corp.	2,715,162	0.1
119,717		Macy's, Inc.	7,770,830	0.3
21,741	@	The Madison Square Garden, Inc.	1,840,376	0.1
73,675		Marriott International, Inc.	5,917,576	0.3
119,387		Mattel, Inc.	2,727,993	0.1
95,772		McGraw-Hill Cos., Inc.	9,902,825	0.4

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
131,231	@	MGM Resorts International	$2,759,788	0.1
71,870		Michael Kors Holdings Ltd.	4,725,452	0.2
10,269	@	Michaels Cos, Inc.	277,879	0.0
21,608	@	Mohawk Industries, Inc.	4,013,686	0.2
7,011		Morningstar, Inc.	525,194	0.0
16,461		Murphy USA, Inc.	1,191,283	0.1
21,095	@	NetFlix, Inc.	8,790,076	0.4
97,354		Newell Rubbermaid, Inc.	3,803,621	0.2
174,967		News Corp - Class A	2,801,222	0.1
48,764		Nordstrom, Inc.	3,916,724	0.2
31,829	@	Norwegian Cruise Line Holdings Ltd.	1,719,084	0.1
1,477	@	NVR, Inc.	1,962,431	0.1
90,926		Omnicom Group, Inc.	7,090,409	0.3
37,324	@	O'Reilly Automotive, Inc.	8,070,942	0.3
72,293	@	Pandora Media, Inc.	1,171,870	0.1
8,611	@	Panera Bread Co.	1,377,717	0.1
14,973		Penske Auto Group, Inc.	770,960	0.0
23,187		Polaris Industries, Inc.	3,271,686	0.1
133,232		Pulte Homes, Inc.	2,961,747	0.1
28,940		PVH Corp.	3,083,846	0.1
20,777		Ralph Lauren Corp.	2,732,175	0.1
29,666		Regal Entertainment Group	677,571	0.0
70,829		Restaurant Brands International, Inc.	2,720,542	0.1
74,730		Ross Stores, Inc.	7,873,553	0.3
58,433		Royal Caribbean Cruises Ltd.	4,782,741	0.2
56,992	@	Sally Beauty Holdings, Inc.	1,958,815	0.1
34,211		Scripps Networks Interactive - Class A	2,345,506	0.1
9,650	L	Sears Holding Corp.	399,317	0.0
23,899		SeaWorld Entertainment, Inc.	460,773	0.0
75,113		Service Corp. International	1,956,694	0.1
15,343		ServiceMaster Global Holdings, Inc.	517,826	0.0
28,261		Signet Jewelers Ltd.	3,922,344	0.2
911,990	@	Sirius XM Holdings, Inc.	3,483,802	0.2
25,659		Six Flags Entertainment Corp.	1,242,152	0.1
227,507		Staples, Inc.	3,704,951	0.2
62,842		Starwood Hotels & Resorts Worldwide, Inc.	5,247,307	0.2
30,638	@	Starz	1,054,254	0.0
12,041	@	Taylor Morrison Home Corp.	251,055	0.0
21,404	@	Tempur Sealy International, Inc.	1,235,867	0.1
33,434	@,L	Tesla Motors, Inc.	6,311,336	0.3
16,167		Thor Industries, Inc.	1,021,916	0.0
39,688		Tiffany & Co.	3,492,941	0.2
62,552	@	Toll Brothers, Inc.	2,460,796	0.1
48,715		Tractor Supply Co.	4,143,698	0.2
39,195	@	TripAdvisor, Inc.	3,259,848	0.1
38,960	@	TRW Automotive Holdings Corp.	4,084,956	0.2
17,767		Tupperware Corp.	1,226,278	0.1
22,629	@	Ulta Salon Cosmetics & Fragrance, Inc.	3,413,585	0.1
60,868		Under Armour, Inc.	4,915,091	0.2
35,657	@	Urban Outfitters, Inc.	1,627,742	0.1
121,367		VF Corp.	9,140,149	0.4
22,430	@	Vista Outdoor, Inc.	960,453	0.0
15,465		Visteon Corp.	1,490,826	0.1
96,786		Wendy's Company	1,054,967	0.0
27,347		Whirlpool Corp.	5,525,735	0.2
33,120		Williams-Sonoma, Inc.	2,639,995	0.1
42,444		Wyndham Worldwide Corp.	3,839,909	0.2
28,507		Wynn Resorts Ltd.	3,588,461	0.2
4,932	@	Zulily, Inc.	64,067	0.0
			416,447,825	17.5

		Consumer Staples: 5.7%
152,880		Avon Products, Inc.	1,221,511	0.1
54,138		Brown-Forman Corp.	4,891,368	0.2
51,805		Bunge Ltd.	4,266,660	0.2
61,147		Campbell Soup Co.	2,846,393	0.1
47,828		Church & Dwight Co., Inc.	4,085,468	0.2
45,244		Clorox Co.	4,994,485	0.2
83,035		Coca-Cola Enterprises, Inc.	3,670,147	0.2
148,206		ConAgra Foods, Inc.	5,413,965	0.2
56,447		Constellation Brands, Inc.	6,559,706	0.3
69,096		Dr Pepper Snapple Group, Inc.	5,422,654	0.2
21,706		Energizer Holdings, Inc.	2,996,513	0.1
60,418		Flowers Foods, Inc.	1,373,905	0.1
35,282		Hain Celestial Group, Inc.	2,259,812	0.1
26,758	@,L	Herbalife Ltd.	1,144,172	0.0
52,612		Hershey Co.	5,309,077	0.2
47,083		Hormel Foods Corp.	2,676,669	0.1
26,210		Ingredion, Inc.	2,039,662	0.1
36,485		JM Smucker Co.	4,222,409	0.2
49,766		Keurig Green Mountain, Inc.	5,560,355	0.2
179,283		Kroger Co.	13,743,835	0.6
127,571		Lorillard, Inc.	8,336,765	0.4
45,910		McCormick & Co., Inc.	3,540,120	0.1
71,104		Mead Johnson Nutrition Co.	7,148,085	0.3
47,829		Molson Coors Brewing Co.	3,560,869	0.1
50,377	@	Monster Beverage Corp.	6,971,925	0.3
20,762	L	Nu Skin Enterprises, Inc.	1,250,080	0.1
22,929	L	Pilgrim's Pride Corp.	517,966	0.0
19,741		Pinnacle Foods, Inc.	805,630	0.0
343,291	@	Rite Aid Corp.	2,983,199	0.1
7,701		Spectrum Brands Holdings, Inc.	689,702	0.0
34,364		Sprouts Farmers Market, Inc.	1,210,644	0.1
101,792		Tyson Foods, Inc.	3,898,634	0.2
61,162	@	WhiteWave Foods Co.	2,711,923	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
129,313		Whole Foods Market, Inc.	$6,734,621	0.3
			135,058,929	5.7

		Energy: 4.2%
18,681	@,L	Antero Resources Corp.	659,813	0.0
23,306		Atwood Oceanics, Inc.	655,132	0.0
146,839		Cabot Oil & Gas Corp.	4,336,156	0.2
68,202	@	Cameron International Corp.	3,077,274	0.1
83,692	@	Cheniere Energy, Inc.	6,477,761	0.3
185,321	L	Chesapeake Energy Corp.	2,624,145	0.1
30,626		Cimarex Energy Co.	3,524,746	0.2
123,515	@	Cobalt International Energy, Inc.	1,162,276	0.1
42,179		Concho Resources, Inc.	4,889,390	0.2
80,889		Consol Energy, Inc.	2,255,994	0.1
30,270		Continental Resources, Inc.	1,321,891	0.1
5,834		CVR Energy, Inc.	248,295	0.0
123,701		Denbury Resources, Inc.	901,780	0.0
23,593		Diamond Offshore Drilling	632,057	0.0
26,898	@	Dresser-Rand Group, Inc.	2,161,254	0.1
14,357	@	Dril-Quip, Inc.	981,875	0.1
12,267	@,L	EP Energy Corp.	128,558	0.0
53,377		EQT Corp.	4,423,352	0.2
82,750	@	FMC Technologies, Inc.	3,062,578	0.1
12,780		Frank's International N.V.	238,986	0.0
18,411		Golar LNG Ltd.	612,718	0.0
30,070	@	Gulfport Energy Corp.	1,380,514	0.1
33,977		Helmerich & Payne, Inc.	2,312,814	0.1
69,915		HollyFrontier Corp.	2,815,477	0.1
39,305	@	Kosmos Energy, LLC	310,903	0.0
40,610	@	Laredo Petroleum, Inc.	529,554	0.0
18,295	@	Memorial Resource Development Corp.	324,553	0.0
63,120		Murphy Oil Corp.	2,941,392	0.1
104,684		Nabors Industries Ltd.	1,428,937	0.1
57,186	@	Newfield Exploration Co.	2,006,657	0.1
136,323		Noble Energy, Inc.	6,666,195	0.3
48,940	@,L	Oasis Petroleum, Inc.	695,927	0.0
35,074		Oceaneering International, Inc.	1,891,541	0.1
16,508		Oil States International, Inc.	656,523	0.0
73,117		Oneok, Inc.	3,527,164	0.2
50,878		Patterson-UTI Energy, Inc.	955,235	0.1
25,036		PBF Energy, Inc.	849,221	0.0
95,409	L	Peabody Energy Corp.	469,412	0.0
63,317		QEP Resources, Inc.	1,320,159	0.1
57,658		Range Resources Corp.	3,000,522	0.1
18,747	@	Rice Energy, Inc.	407,935	0.0
43,721		Rowan Companies PLC	774,299	0.0
22,912		RPC, Inc.	293,503	0.0
179,262	@,L	SandRidge Energy, Inc.	319,086	0.0
14,006	@	Seventy Seven Energy, Inc.	58,125	0.0
23,564		SM Energy Co.	1,217,788	0.1
14,945	@,L	Solar City	766,380	0.0
135,355	@	Southwestern Energy Co.	3,138,882	0.1
55,132		Superior Energy Services	1,231,649	0.1
17,132		Targa Resources Corp.	1,641,074	0.1
16,002		Teekay Corp.	745,213	0.0
45,492		Tesoro Corp.	4,152,965	0.2
18,070	L	Tidewater, Inc.	345,860	0.0
55,534	@,L	Ultra Petroleum Corp.	867,996	0.0
18,003	@	Unit Corp.	503,724	0.0
58,432	@	Whiting Petroleum Corp.	1,805,549	0.1
25,309		World Fuel Services Corp.	1,454,761	0.1
71,068		WPX Energy, Inc.	776,773	0.0
			98,960,293	4.2

		Financials: 20.1%
19,455	@	Affiliated Managers Group, Inc.	4,178,545	0.2
25,206		Alexandria Real Estate Equities, Inc.	2,471,196	0.1
5,793	@	Alleghany Corp.	2,821,191	0.1
34,670		Allied World Assurance Co. Holdings Ltd.	1,400,668	0.1
95,169		Ally Financial, Inc.	1,996,646	0.1
39,396		American Campus Communities, Inc.	1,688,907	0.1
124,113		American Capital Agency Corp.	2,647,330	0.1
25,499		American Financial Group, Inc.	1,635,761	0.1
53,833		American Homes 4 Rent	890,936	0.0
2,721		American National Insurance	267,719	0.0
319,573		American Realty Capital Properties, Inc.	3,147,794	0.1
66,811		Ameriprise Financial, Inc.	8,741,551	0.4
333,284		Annaly Capital Management, Inc.	3,466,154	0.1
98,505		Aon PLC	9,468,301	0.4
54,790		Apartment Investment & Management Co.	2,156,534	0.1
44,841	@	Arch Capital Group Ltd.	2,762,206	0.1
55,285		Arthur J. Gallagher & Co.	2,584,574	0.1
9,946		Artisan Partners Asset Management, Inc.	452,145	0.0
23,027		Aspen Insurance Holdings Ltd.	1,087,565	0.0
52,264		Associated Banc-Corp.	972,110	0.0
25,208		Assurant, Inc.	1,548,023	0.1
54,274		Assured Guaranty Ltd.	1,432,291	0.1
45,594		AvalonBay Communities, Inc.	7,944,754	0.3
35,940		Axis Capital Holdings Ltd.	1,853,785	0.1
15,652		Bank of Hawaii Corp.	958,059	0.0
35,739		BankUnited, Inc.	1,170,095	0.0
71,382		BioMed Realty Trust, Inc.	1,617,516	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
9,859		BOK Financial Corp.	$603,568	0.0
53,876		Boston Properties, Inc.	7,568,500	0.3
62,921		Brandywine Realty Trust	1,005,478	0.0
19,324		Brixmor Property Group, Inc.	513,052	0.0
42,469		Brown & Brown, Inc.	1,406,149	0.1
30,092		Camden Property Trust	2,351,088	0.1
58,578		CBL & Associates Properties, Inc.	1,159,844	0.0
30,267		CBOE Holdings, Inc.	1,737,477	0.1
98,568	@	CBRE Group, Inc.	3,815,567	0.2
361,643		Chimera Investment Corp.	1,135,559	0.0
57,514		Cincinnati Financial Corp.	3,064,346	0.1
64,390		CIT Group, Inc.	2,905,277	0.1
56,605		Citizens Financial Group, Inc.	1,365,879	0.1
16,753		City National Corp.	1,492,357	0.1
9,619		CNA Financial Corp.	398,515	0.0
43,990		Columbia Property Trust, Inc.	1,188,610	0.0
63,940		Comerica, Inc.	2,885,612	0.1
30,040		Commerce Bancshares, Inc.	1,271,293	0.1
33,560		Corporate Office Properties Trust SBI MD	985,993	0.0
40,971		Corrections Corp. of America	1,649,492	0.1
117,452		Crown Castle International Corp.	9,694,488	0.4
18,646		Cullen/Frost Bankers, Inc.	1,288,066	0.1
106,016		DDR Corp.	1,974,018	0.1
47,635		Digital Realty Trust, Inc.	3,142,005	0.1
50,532		Douglas Emmett, Inc.	1,506,359	0.1
115,980		Duke Realty Corp.	2,524,885	0.1
101,525	@	E*Trade Financial Corp.	2,899,046	0.1
50,463		East-West Bancorp., Inc.	2,041,733	0.1
42,339		Eaton Vance Corp.	1,762,996	0.1
15,704		Endurance Specialty Holdings Ltd.	960,143	0.0
45,369		Equity Commonwealth	1,204,547	0.1
29,296		Equity Lifestyle Properties, Inc.	1,609,815	0.1
8,857		Erie Indemnity Co.	772,862	0.0
21,991		Essex Property Trust, Inc.	5,055,731	0.2
16,225		Everest Re Group Ltd.	2,823,150	0.1
40,795		Extra Space Storage, Inc.	2,756,518	0.1
23,673		Federal Realty Investment Trust	3,484,902	0.1
33,020		Federated Investors, Inc.	1,119,048	0.0
299,230		Fifth Third Bancorp	5,640,485	0.2
83,258		First Horizon National Corp.	1,189,757	0.1
124,994		First Niagara Financial Group, Inc.	1,104,947	0.0
48,419		First Republic Bank	2,764,241	0.1
97,418		FNF Group	3,581,086	0.2
33,575		FNFV Group	473,407	0.0
57,906	@	Forest City Enterprises, Inc.	1,477,761	0.1
66,520		Fulton Financial Corp.	820,857	0.0
29,672		Gaming and Leisure Properties, Inc.	1,094,007	0.0
199,457		General Growth Properties, Inc.	5,893,954	0.2
174,675	@	Genworth Financial, Inc.	1,276,874	0.1
15,498		Hanover Insurance Group, Inc.	1,124,845	0.0
149,414		Hartford Financial Services Group, Inc.	6,248,493	0.3
35,154		HCC Insurance Holdings, Inc.	1,992,177	0.1
161,221		HCP, Inc.	6,966,359	0.3
122,437		Health Care Real Estate Investment Trust, Inc.	9,471,726	0.4
41,749		Healthcare Trust of America, Inc.	1,163,127	0.0
20,114		Home Properties, Inc.	1,393,699	0.1
52,675		Hospitality Properties Trust	1,737,748	0.1
266,356		Host Hotels & Resorts, Inc.	5,375,064	0.2
13,937	@	Howard Hughes Corp.	2,160,514	0.1
186,024		Hudson City Bancorp., Inc.	1,949,532	0.1
291,151		Huntington Bancshares, Inc.	3,217,219	0.1
19,598		Interactive Brokers Group, Inc.	666,724	0.0
40,521		Intercontinental Exchange, Inc.	9,452,334	0.4
152,234		Invesco Ltd.	6,042,167	0.3
65,273		Iron Mountain, Inc.	2,381,159	0.1
15,685		Jones Lang LaSalle, Inc.	2,672,724	0.1
310,805		Keycorp	4,400,999	0.2
30,398		Kilroy Realty Corp.	2,315,416	0.1
144,429		Kimco Realty Corp.	3,877,919	0.2
27,957		Lamar Advertising Co.	1,657,011	0.1
43,470	@	Lazard Ltd.	2,286,087	0.1
36,525		Legg Mason, Inc.	2,016,180	0.1
129,713		Leucadia National Corp.	2,891,303	0.1
51,943		Liberty Property Trust	1,854,365	0.1
92,775		Lincoln National Corp.	5,330,852	0.2
114,557		Loews Corp.	4,677,362	0.2
30,746		LPL Financial Holdings, Inc.	1,348,520	0.1
46,263		M&T Bank Corp.	5,875,401	0.2
55,562		Macerich Co.	4,685,543	0.2
4,914	@	Markel Corp.	3,778,669	0.2
51,318	@	MBIA, Inc.	477,257	0.0
9,755		Mercury General Corp.	563,351	0.0
129,092		MFA Mortgage Investments, Inc.	1,014,663	0.0
26,401		Mid-America Apartment Communities, Inc.	2,040,005	0.1
62,831		Moody's Corp.	6,521,858	0.3
41,076		MSCI, Inc. - Class A	2,518,370	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
41,109		Nasdaq Stock Market, Inc.	$2,094,092	0.1
46,406		National Retail Properties, Inc.	1,901,254	0.1
7,820	@	Nationstar Mortgage Holdings, Inc.	193,701	0.0
141,351		Navient Corp.	2,873,666	0.1
155,697		New York Community Bancorp., Inc.	2,604,811	0.1
83,209		Northern Trust Corp.	5,795,507	0.2
64,601		NorthStar Asset Management Group, Inc./New York	1,507,787	0.1
84,830		NorthStar Realty Finance Corp.	1,537,120	0.1
35,646	@,L	Ocwen Financial Corp.	294,080	0.0
91,641		Old Republic International Corp.	1,369,117	0.1
48,824		Omega Healthcare Investors, Inc.	1,980,790	0.1
47,841		Outfront Media, Inc.	1,431,403	0.1
35,847		PacWest Bancorp	1,680,866	0.1
54,188		Paramount Group, Inc.	1,045,828	0.0
16,663		PartnerRe Ltd.	1,905,081	0.1
109,114		People's United Financial, Inc.	1,658,533	0.1
54,336		Piedmont Office Realty Trust, Inc.	1,011,193	0.0
62,303		Plum Creek Timber Co., Inc.	2,707,065	0.1
36,433	@	Popular, Inc.	1,252,931	0.1
19,109		Post Properties, Inc.	1,087,875	0.0
103,510		Principal Financial Group, Inc.	5,317,309	0.2
20,870		ProAssurance Corp.	958,142	0.0
208,306		Progressive Corp.	5,665,923	0.2
175,833		ProLogis, Inc.	7,659,285	0.3
43,924		Raymond James Financial, Inc.	2,494,005	0.1
44,459		Rayonier, Inc.	1,198,615	0.1
51,409	@	Realogy Holdings Corp.	2,338,081	0.1
77,893		Realty Income Corp.	4,019,279	0.2
32,477		Regency Centers Corp.	2,209,735	0.1
485,262		Regions Financial Corp.	4,585,726	0.2
24,315		Reinsurance Group of America, Inc.	2,265,915	0.1
16,007		RenaissanceRe Holdings Ltd.	1,596,378	0.1
83,207		Retail Properties of America, Inc.	1,333,808	0.1
31,771		Santander Consumer USA Holdings, Inc.	735,181	0.0
46,737		SEI Investments Co.	2,060,634	0.1
82,725		Senior Housing Properties Trust	1,835,668	0.1
17,694		Signature Bank	2,292,789	0.1
33,571		SL Green Realty Corp.	4,309,845	0.2
148,651		SLM Corp.	1,379,481	0.1
140,213		Spirit Realty Capital, Inc.	1,693,773	0.1
15,394		Stancorp Financial Group, Inc.	1,056,028	0.0
77,904		Starwood Property Trust, Inc.	1,893,067	0.1
187,457		SunTrust Bank	7,702,608	0.3
17,732	@	SVB Financial Group	2,252,673	0.1
45,245	@	Synchrony Financial	1,373,186	0.1
48,918		Synovus Financial Corp.	1,370,193	0.1
92,426		T. Rowe Price Group, Inc.	7,484,657	0.3
31,987		Tanger Factory Outlet Centers, Inc.	1,124,983	0.0
22,253		Taubman Centers, Inc.	1,716,374	0.1
58,632		TCF Financial Corp.	921,695	0.0
94,556		TD Ameritrade Holding Corp.	3,523,157	0.1
27,371		TFS Financial Corp.	401,806	0.0
46,333		Torchmark Corp.	2,544,608	0.1
128,730		Two Harbors Investment Corp.	1,367,113	0.1
88,454		UDR, Inc.	3,010,090	0.1
90,573		Unum Group	3,055,027	0.1
32,973		Urban Edge Properties	781,460	0.0
29,527		Validus Holdings Ltd.	1,243,087	0.1
113,694		Ventas, Inc.	8,301,936	0.3
65,947		Vornado Realty Trust	7,386,064	0.3
45,326	**	Voya Financial, Inc.	1,954,004	0.1
29,983		Waddell & Reed Financial, Inc.	1,485,358	0.1
42,995		Weingarten Realty Investors	1,546,960	0.1
185,159		Weyerhaeuser Co.	6,138,021	0.3
2,174		White Mountains Insurance Group Ltd.	1,488,146	0.1
34,970		WP Carey, Inc.	2,377,960	0.1
64,841		WP GLIMCHER, Inc.	1,078,306	0.0
35,305		WR Berkley Corp.	1,783,256	0.1
89,833		XL Group PLC	3,305,854	0.1
71,374		Zions Bancorp.	1,927,098	0.1
			479,427,489	20.1

		Health Care: 12.4%
117,296		Agilent Technologies, Inc.	4,873,649	0.2
29,037	@	Alere, Inc.	1,419,909	0.1
28,742		Align Technology, Inc.	1,545,888	0.1
50,842	@	Alkermes PLC	3,099,837	0.1
63,219	@	Allscripts Healthcare Solutions, Inc.	756,099	0.0
25,364	@	Alnylam Pharmaceuticals, Inc.	2,648,509	0.1
79,449		AmerisourceBergen Corp.	9,030,968	0.4
13,308	@,L	Athenahealth, Inc.	1,588,842	0.1
55,344		BioMarin Pharmaceutical, Inc.	6,896,969	0.3
7,298	@	Bio-Rad Laboratories, Inc.	986,544	0.0
13,017		Bio-Techne Corp.	1,305,475	0.1
465,344	@	Boston Scientific Corp.	8,259,856	0.3
60,418	@	Brookdale Senior Living, Inc.	2,281,384	0.1
38,759		Bruker BioSciences Corp.	715,879	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
119,707		Cardinal Health, Inc.	$10,805,951	0.5
72,775	@	Catamaran Corp.	4,333,023	0.2
40,576		Centene Corp.	2,868,317	0.1
104,843	@	Cerner Corp.	7,680,798	0.3
17,002		Charles River Laboratories International, Inc.	1,348,089	0.1
94,522		Cigna Corp.	12,234,928	0.5
40,550	@	Community Health Systems, Inc.	2,119,954	0.1
16,841		Cooper Cos., Inc.	3,156,340	0.1
26,827		CR Bard, Inc.	4,489,498	0.2
62,547	@	DaVita, Inc.	5,083,820	0.2
49,877		Dentsply International, Inc.	2,538,241	0.1
37,119	@	Edwards Lifesciences Corp.	5,287,973	0.2
62,393		Endo International PLC	5,596,652	0.2
28,533		Envision Healthcare Holdings, Inc.	1,094,241	0.0
114,849	@	HCA Holdings, Inc.	8,640,090	0.4
28,234		Health Net, Inc.	1,707,875	0.1
30,027	@	Henry Schein, Inc.	4,192,370	0.2
20,150		Hill-Rom Holdings, Inc.	987,350	0.0
84,547	@	Hologic, Inc.	2,792,165	0.1
58,799	@	Hospira, Inc.	5,164,904	0.2
54,459		Humana, Inc.	9,694,791	0.4
16,773	@	Idexx Laboratories, Inc.	2,591,093	0.1
49,043	@	Illumina, Inc.	9,104,343	0.4
27,090	@	IMS Health Holdings, Inc.	733,326	0.0
50,872	@	Incyte Corp., Ltd.	4,662,928	0.2
8,915	@	Inovalon Holdings, Inc.	269,255	0.0
4,529	@	Intercept Pharmaceuticals, Inc.	1,277,269	0.1
12,650	@	Intuitive Surgical, Inc.	6,388,629	0.3
20,903		Jazz Pharmaceuticals PLC	3,611,829	0.2
3,628	@	Juno Therapeutics, Inc.	220,047	0.0
35,252	@	Laboratory Corp. of America Holdings	4,444,925	0.2
15,664	@	LifePoint Hospitals, Inc.	1,150,521	0.0
39,785		Mallinckrodt PLC - W/I	5,038,770	0.2
26,919	@	Medivation, Inc.	3,474,435	0.1
35,256	@	Mednax, Inc.	2,556,413	0.1
10,283		Mettler Toledo International, Inc.	3,379,508	0.1
131,484	@	Mylan NV	7,803,575	0.3
26,324	@,L	Myriad Genetics, Inc.	931,870	0.0
34,840		Omnicare, Inc.	2,684,770	0.1
30,204		Patterson Cos., Inc.	1,473,653	0.1
39,861		PerkinElmer, Inc.	2,038,492	0.1
49,529		Perrigo Co. PLC	8,199,526	0.3
21,412	@	Pharmacyclics, Inc.	5,480,401	0.2
12,034	@	Premier, Inc.	452,238	0.0
82,173	@	Qiagen NV	2,070,760	0.1
50,830		Quest Diagnostics, Inc.	3,906,285	0.2
18,893	@	Quintiles Transnational Holdings, Inc.	1,265,264	0.1
49,378		Resmed, Inc.	3,544,353	0.2
22,315	@	Salix Pharmaceuticals Ltd.	3,856,255	0.2
36,265		Seattle Genetics, Inc.	1,281,968	0.1
20,279	@	Sirona Dental Systems, Inc.	1,824,907	0.1
100,013		St. Jude Medical, Inc.	6,540,850	0.3
14,563		Teleflex, Inc.	1,759,647	0.1
34,363	@	Tenet Healthcare Corp.	1,701,312	0.1
16,874	@	United Therapeutics Corp.	2,909,668	0.1
31,269		Universal Health Services, Inc.	3,680,674	0.2
36,567	@	Varian Medical Systems, Inc.	3,440,589	0.1
29,144	@	VCA, Inc.	1,597,674	0.1
14,062	@	Veeva Systems, Inc.	359,003	0.0
83,105	@	Vertex Pharmaceuticals, Inc.	9,803,897	0.4
10,592	@	VWR Corp.	275,286	0.0
29,836	@	Waters Corp.	3,709,212	0.2
59,038		Zimmer Holdings, Inc.	6,938,146	0.3
176,256		Zoetis, Inc.	8,158,890	0.3
			293,819,634	12.4

		Industrials: 12.6%
15,201		Acuity Brands, Inc.	2,556,200	0.1
61,335	L	ADT Corp.	2,546,629	0.1
52,713		Aecom Technology Corp.	1,624,615	0.1
31,076		AGCO Corp.	1,480,461	0.1
35,839		Air Lease Corp.	1,352,564	0.1
48,357		Alaska Air Group, Inc.	3,200,266	0.1
33,971		Allegion Public Ltd.	2,078,006	0.1
47,518		Allison Transmission Holdings, Inc.	1,517,725	0.1
2,654		Amerco, Inc.	876,882	0.0
86,300		Ametek, Inc.	4,534,202	0.2
26,567		AO Smith Corp.	1,744,389	0.1
15,951	@	Armstrong World Industries, Inc.	916,704	0.0
37,084	@	Avis Budget Group, Inc.	2,188,512	0.1
38,780		Babcock & Wilcox Co.	1,244,450	0.0
37,046		BE Aerospace, Inc.	2,356,867	0.1
22,550		Carlisle Cos., Inc.	2,088,806	0.1
52,213		CH Robinson Worldwide, Inc.	3,823,036	0.2
34,658	L	Chicago Bridge & Iron Co. NV	1,707,253	0.1
35,397		Cintas Corp.	2,889,457	0.1
21,375	@	Clean Harbors, Inc.	1,213,672	0.0
33,541	L	Colfax Corp.	1,600,912	0.1
20,070		Con-way, Inc.	885,689	0.0
11,966		Copa Holdings S.A.	1,208,207	0.0
39,596	@	Copart, Inc.	1,487,622	0.1
11,366	@	CoStar Group, Inc.	2,248,536	0.1
37,959		Covanta Holding Corp.	851,420	0.0
17,122		Crane Co.	1,068,584	0.0
50,317		Donaldson Co., Inc.	1,897,454	0.1
58,562		Dover Corp.	4,047,805	0.2
13,032		Dun & Bradstreet Corp.	1,672,788	0.1
42,948		Equifax, Inc.	3,994,164	0.2
66,662		Exelis, Inc.	1,624,553	0.1
69,466		Expeditors International Washington, Inc.	3,346,872	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
104,401		Fastenal Co.	$4,325,855	0.2
48,305		Flowserve Corp.	2,728,749	0.1
52,031		Fluor Corp.	2,974,092	0.1
58,418		Fortune Brands Home & Security, Inc.	2,773,687	0.1
16,198		GATX Corp.	939,160	0.0
18,328	@	Genesee & Wyoming, Inc.	1,767,552	0.1
21,329		Graco, Inc.	1,539,101	0.1
37,329	@	HD Supply Holdings, Inc	1,162,985	0.0
157,507	@	Hertz Global Holdings, Inc.	3,414,752	0.1
34,431		Hexcel Corp.	1,770,442	0.1
20,824		Hubbell, Inc.	2,282,727	0.1
17,284		Huntington Ingalls Industries, Inc.	2,422,353	0.1
28,361		IDEX Corp.	2,150,615	0.1
23,947	@	IHS, Inc.	2,724,211	0.1
95,138		Ingersoll-Rand PLC - Class A	6,476,995	0.3
32,279		ITT Corp.	1,288,255	0.1
46,541	@	Jacobs Engineering Group, Inc.	2,101,792	0.1
32,373		JB Hunt Transport Services, Inc.	2,764,492	0.1
35,215		Joy Global, Inc.	1,379,724	0.1
38,819		Kansas City Southern	3,962,644	0.2
49,209		KAR Auction Services, Inc.	1,866,497	0.1
51,756		KBR, Inc.	749,427	0.0
27,645		Kennametal, Inc.	931,360	0.0
20,055	@	Kirby Corp.	1,505,128	0.1
18,885		KLX, Inc.	727,828	0.0
30,331		L-3 Communications Holdings, Inc.	3,815,336	0.2
15,823	L	Landstar System, Inc.	1,049,065	0.0
15,729		Lennox International, Inc.	1,756,772	0.1
26,737		Lincoln Electric Holdings, Inc.	1,748,332	0.1
47,565		Manitowoc Co., Inc.	1,025,501	0.0
28,013		Manpower, Inc.	2,413,320	0.1
125,477		Masco Corp.	3,350,236	0.1
20,148		Middleby Corp.	2,068,192	0.1
37,019	@	MRC Global, Inc.	438,675	0.0
16,685		MSC Industrial Direct Co.	1,204,657	0.0
19,881	@,L	Navistar International Corp.	586,489	0.0
99,136		Nielsen Holdings NV	4,418,492	0.2
22,634		Nordson Corp.	1,773,148	0.1
37,722	L	NOW, Inc./DE	816,304	0.0
22,126	@	Old Dominion Freight Line	1,710,340	0.1
20,790		Orbital ATK, Inc.	1,593,138	0.1
27,496		Oshkosh Corp.	1,341,530	0.1
41,403		Owens Corning, Inc.	1,796,890	0.1
124,797		Paccar, Inc.	7,879,683	0.3
38,619		Pall Corp.	3,876,961	0.2
52,408		Parker Hannifin Corp.	6,225,022	0.3
64,126		Pentair PLC	4,032,884	0.2
71,269		Pitney Bowes, Inc.	1,661,993	0.1
75,123	@	Quanta Services, Inc.	2,143,259	0.1
15,888		Regal-Beloit Corp.	1,269,769	0.1
93,465		Republic Services, Inc.	3,790,940	0.2
48,368		Robert Half International, Inc.	2,927,231	0.1
48,705		Rockwell Automation, Inc.	5,649,293	0.2
47,681		Rockwell Collins, Inc.	4,603,601	0.2
33,520		Rollins, Inc.	828,950	0.0
35,102		Roper Industries, Inc.	6,037,544	0.3
70,181		RR Donnelley & Sons Co.	1,346,773	0.1
18,722		Ryder System, Inc.	1,776,531	0.1
124,271	@,L	Seadrill LTD	1,161,934	0.0
20,484		Snap-On, Inc.	3,012,377	0.1
243,391		Southwest Airlines Co.	10,782,221	0.4
42,380	@	Spirit Aerosystems Holdings, Inc.	2,212,660	0.1
25,604		Spirit Airlines, Inc.	1,980,725	0.1
14,441		SPX Corp.	1,226,041	0.0
54,907		Stanley Black & Decker, Inc.	5,235,932	0.2
29,805	@	Stericycle, Inc.	4,185,516	0.2
38,833		Terex Corp.	1,032,569	0.0
98,184		Textron, Inc.	4,352,497	0.2
28,664		Timken Co.	1,207,901	0.0
19,832		Toro Co.	1,390,620	0.1
22,859		Towers Watson & Co.	3,021,617	0.1
18,619		TransDigm Group, Inc.	4,072,348	0.2
54,514		Trinity Industries, Inc.	1,935,792	0.1
18,360		Triumph Group, Inc.	1,096,459	0.0
147,226		Tyco International Plc	6,339,552	0.3
131,402	@	United Continental Holdings, Inc.	8,836,784	0.4
34,232	@	United Rentals, Inc.	3,120,589	0.1
32,749	@	USG Corp.	874,398	0.0
8,660		Valmont Industries, Inc.	1,064,141	0.0
3,918	@	Vectrus, Inc.	99,870	0.0
58,559	@	Verisk Analytics, Inc.	4,181,113	0.2
3,083	@	Veritiv Corp.	136,053	0.0
19,943	@	WABCO Holdings, Inc.	2,450,596	0.1
33,933		Wabtec Corp.	3,223,974	0.1
43,587		Waste Connections, Inc.	2,098,278	0.1
15,626		Wesco International, Inc.	1,092,101	0.0
20,509		WW Grainger, Inc.	4,836,227	0.2
64,671		Xylem, Inc.	2,264,778	0.1
			300,088,239	12.6

		Information Technology: 14.4%
38,700	@,L	3D Systems Corp.	1,061,154	0.0
174,285		Activision Blizzard, Inc.	3,960,627	0.2
224,257	@,L	Advanced Micro Devices, Inc.	601,009	0.0
62,635		Akamai Technologies, Inc.	4,449,904	0.2
20,694		Alliance Data Systems Corp.	6,130,597	0.3
110,220		Altera Corp.	4,729,540	0.2
56,282		Amdocs Ltd.	3,061,741	0.1
110,587		Amphenol Corp.	6,516,892	0.3
110,525		Analog Devices, Inc.	6,963,075	0.3
32,615	@	Ansys, Inc.	2,876,317	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
28,104	@	AOL, Inc.	$1,113,199	0.0
428,285		Applied Materials, Inc.	9,662,110	0.4
2,213	@	Arista Networks, Inc.	156,083	0.0
44,286		ARRIS Group, Inc.	1,279,644	0.1
35,064	@	Arrow Electronics, Inc.	2,144,164	0.1
148,019		Atmel Corp.	1,218,196	0.0
80,022	@	Autodesk, Inc.	4,692,490	0.2
87,902		Avago Technologies Ltd.	11,161,796	0.5
48,680		Avnet, Inc.	2,166,260	0.1
17,351		AVX Corp.	247,599	0.0
26,949		Booz Allen Hamilton Holding Corp.	779,904	0.0
188,200		Broadcom Corp.	8,148,119	0.3
42,453		Broadridge Financial Solutions, Inc. ADR	2,335,340	0.1
153,184		Brocade Communications Systems, Inc.	1,817,528	0.1
112,554		CA, Inc.	3,670,386	0.2
101,837	@	Cadence Design Systems, Inc.	1,877,874	0.1
30,598		CDW Corp./DE	1,139,469	0.0
57,638	@	Citrix Systems, Inc.	3,681,339	0.2
22,570		CommScope Holding Co., Inc.	644,148	0.0
50,973		Computer Sciences Corp.	3,327,517	0.1
32,340	@	CoreLogic, Inc.	1,140,632	0.0
39,298	@,L	Cree, Inc.	1,394,686	0.1
22,694		Diebold, Inc.	804,729	0.0
17,370		Dolby Laboratories, Inc.	662,839	0.0
9,951		DST Systems, Inc.	1,101,675	0.0
15,163	@	EchoStar Corp.	784,230	0.0
110,677	@	Electronic Arts, Inc.	6,509,468	0.3
19,850		Equinix, Inc.	4,622,072	0.2
26,638	@	F5 Networks, Inc.	3,061,772	0.1
14,896		Factset Research Systems, Inc.	2,371,443	0.1
101,271		Fidelity National Information Services, Inc.	6,892,504	0.3
30,186	@	FireEye, Inc.	1,184,800	0.0
26,276	@	First Solar, Inc.	1,571,042	0.1
87,699	@	Fiserv, Inc.	6,963,301	0.3
29,178		FleetCor Technologies, Inc.	4,403,544	0.2
49,844		Flir Systems, Inc.	1,559,120	0.1
48,184	@	Fortinet, Inc.	1,684,031	0.1
37,031		Freescale Semiconductor Holdings Ltd.	1,509,384	0.1
31,755	@	Gartner, Inc.	2,662,657	0.1
56,286	@	Genpact Ltd.	1,308,649	0.1
23,982		Global Payments, Inc.	2,198,670	0.1
37,462		Harris Corp.	2,950,507	0.1
26,189		IAC/InterActiveCorp	1,766,972	0.1
38,634	@	Informatica Corp.	1,694,294	0.1
54,588		Ingram Micro, Inc.	1,371,251	0.1
99,877		Intuit, Inc.	9,684,074	0.4
11,708	@,L	IPG Photonics Corp.	1,085,332	0.0
71,470		Jabil Circuit, Inc.	1,670,969	0.1
29,758		Jack Henry & Associates, Inc.	2,079,787	0.1
81,345	@	JDS Uniphase Corp.	1,067,246	0.0
143,285		Juniper Networks, Inc.	3,235,375	0.1
58,674		Keysight Technologies, Inc.	2,179,739	0.1
58,359		KLA-Tencor Corp.	3,401,746	0.1
30,891	@,L	Knowles Corp.	595,270	0.0
57,037		Lam Research Corp.	4,005,994	0.2
22,599		Leidos Holdings, Inc.	948,254	0.0
23,444	@	LendingClub Corp.	460,499	0.0
21,785		Lexmark International, Inc.	922,377	0.0
83,223		Linear Technology Corp.	3,894,836	0.2
36,698	@	LinkedIn Corp.	9,169,362	0.4
142,723		Marvell Technology Group Ltd.	2,098,028	0.1
99,467		Maxim Integrated Products	3,462,446	0.1
70,474		Microchip Technology, Inc.	3,446,179	0.1
70,166		Motorola Solutions, Inc.	4,677,967	0.2
34,966		National Instruments Corp.	1,120,311	0.0
59,060	@	NCR Corp.	1,742,861	0.1
109,661		NetApp, Inc.	3,888,579	0.2
14,604	@	NetSuite, Inc.	1,354,667	0.1
92,357	@	Nuance Communications, Inc.	1,325,323	0.1
196,361		Nvidia Corp.	4,108,854	0.2
155,096	@	ON Semiconductor Corp.	1,878,213	0.1
19,282		Palo Alto Networks, Inc.	2,816,715	0.1
114,519		Paychex, Inc.	5,681,860	0.2
41,707	@	PTC, Inc.	1,508,542	0.1
41,287	@	Rackspace Hosting, Inc.	2,129,996	0.1
66,630	@	Red Hat, Inc.	5,047,222	0.2
56,441	@	Riverbed Technolgoy, Inc.	1,180,181	0.0
33,306	@	Rovi Corp.	606,502	0.0
16,775		Sabre Corp.	407,632	0.0
74,994		Sandisk Corp.	4,771,118	0.2
50,691	@	ServiceNow, Inc.	3,993,437	0.2
66,698		Skyworks Solutions, Inc.	6,555,746	0.3
23,103		SolarWinds, Inc.	1,183,798	0.0
24,202		Solera Holdings, Inc.	1,250,275	0.1
41,595	@	Splunk, Inc.	2,462,424	0.1
17,376	@,L	Stratasys Ltd.	917,105	0.0
94,170	@,L	SunEdison, Inc.	2,260,080	0.1
16,627	@,L	SunPower Corp.	520,591	0.0
243,362		Symantec Corp.	5,686,153	0.2
54,438	@	Synopsys, Inc.	2,521,568	0.1
13,412	@	Tableau Software, Inc.	1,240,878	0.1
13,445	@	Tech Data Corp.	776,718	0.0
51,018	@	Teradata Corp.	2,251,935	0.1
71,994		Teradyne, Inc.	1,357,087	0.1
59,004		Total System Services, Inc.	2,251,003	0.1
91,828	@	Trimble Navigation Ltd.	2,314,066	0.1
181,317	@	Twitter, Inc.	9,080,355	0.4
50,888	L	United States Steel Corp.	1,241,667	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
43,801		Vantiv, Inc.	$1,651,298	0.1
39,228	@	VeriFone Holdings, Inc.	1,368,665	0.1
39,071	@	VeriSign, Inc.	2,616,585	0.1
49,042		Vishay Intertechnology, Inc.	677,760	0.0
78,318		Western Digital Corp.	7,127,721	0.3
189,637		Western Union Co.	3,946,346	0.2
32,963	@	Workday, Inc.	2,782,407	0.1
410,662		Xerox Corp.	5,277,007	0.2
94,416		Xilinx, Inc.	3,993,797	0.2
17,871	@,L	Yelp, Inc.	846,192	0.0
17,776	@	Zebra Technologies Corp.	1,612,550	0.1
16,714	@,L	Zillow Group, Inc.	1,676,414	0.1
262,453	@,L	Zynga, Inc.	747,991	0.0
			343,631,968	14.4

		Materials: 5.5%
26,147		Airgas, Inc.	2,774,458	0.1
40,234		Albemarle Corp.	2,125,964	0.1
412,439		Alcoa, Inc.	5,328,712	0.2
38,187		Allegheny Technologies, Inc.	1,145,992	0.1
23,034		Aptargroup, Inc.	1,463,120	0.1
24,331		Ashland, Inc.	3,097,580	0.1
33,510		Avery Dennison Corp.	1,773,014	0.1
20,671	@	Axalta Coating Systems Ltd.	570,933	0.0
49,065		Ball Corp.	3,465,952	0.2
35,507		Bemis Co., Inc.	1,644,329	0.1
22,683		Cabot Corp.	1,020,735	0.0
18,687		Carpenter Technology Corp.	726,550	0.0
54,848		Celanese Corp.	3,063,809	0.1
16,864		CF Industries Holdings, Inc.	4,783,979	0.2
55,623		Cliffs Natural Resources, Inc.	267,547	0.0
11,799		Compass Minerals International, Inc.	1,099,785	0.1
48,779	@	Crown Holdings, Inc.	2,635,042	0.1
25,225		Cytec Industries, Inc.	1,363,159	0.1
22,576		Domtar Corp.	1,043,463	0.0
17,596		Eagle Materials, Inc.	1,470,322	0.1
52,847		Eastman Chemical Co.	3,660,183	0.2
46,863		FMC Corp.	2,682,907	0.1
11,503		Greif, Inc. - Class A	451,723	0.0
70,988		Huntsman Corp.	1,573,804	0.1
28,594		International Flavors & Fragrances, Inc.	3,356,936	0.1
152,425		International Paper Co.	8,458,063	0.4
21,745		Martin Marietta Materials, Inc.	3,039,951	0.1
59,058		MeadWestvaco Corp.	2,945,222	0.1
117,717		Mosaic Co.	5,422,045	0.2
3,171		NewMarket Corp.	1,515,104	0.1
175,430		Newmont Mining Corp.	3,808,585	0.2
112,047		Nucor Corp.	5,325,594	0.2
58,054	@	Owens-Illinois, Inc.	1,353,819	0.1
34,578		Packaging Corp. of America	2,703,654	0.1
34,255	@	Platform Specialty Products Corp.	878,983	0.0
15,704		Rayonier Advanced Materials, Inc.	233,990	0.0
27,329		Reliance Steel & Aluminum Co.	1,669,255	0.1
50,491		Rock-Tenn Co.	3,256,669	0.1
22,679		Royal Gold, Inc.	1,431,272	0.1
46,888		RPM International, Inc.	2,250,155	0.1
15,781		Scotts Miracle-Gro Co.	1,060,010	0.0
75,969		Sealed Air Corp.	3,461,148	0.1
30,291		Sherwin-Williams Co.	8,617,789	0.4
41,808		Sigma-Aldrich Corp.	5,779,956	0.2
15,360		Silgan Holdings, Inc.	892,877	0.0
35,915		Sonoco Products Co.	1,632,696	0.1
84,495		Steel Dynamics, Inc.	1,698,349	0.1
30,484	L	Tahoe Resources, Inc.	334,105	0.0
14,810		TimkenSteel Corp.	392,021	0.0
29,781		Valspar Corp.	2,502,497	0.1
46,013		Vulcan Materials Co.	3,878,896	0.2
14,454		Westlake Chemical Corp.	1,039,821	0.0
26,844	@	WR Grace & Co.	2,654,066	0.1
			130,826,590	5.5

		Telecommunication Services: 0.7%
352,736		Frontier Communications Corp.	2,486,789	0.1
97,318	@	Level 3 Communications, Inc.	5,239,601	0.2
45,319		SBA Communications Corp.	5,306,855	0.2
30,278		Telephone & Data Systems, Inc.	753,922	0.1
4,932	@	United States Cellular Corp.	176,171	0.0
211,933		Windstream Holdings, Inc.	1,568,304	0.1
8,685	@	Zayo Group Holdings, Inc.	242,833	0.0
			15,774,475	0.7

		Utilities: 5.6%
255,155		AES Corp.	3,278,742	0.1
41,950		AGL Resources, Inc.	2,082,817	0.1
39,027		Alliant Energy Corp.	2,458,701	0.1
85,360		Ameren Corp.	3,602,192	0.1
62,985		American Water Works Co., Inc.	3,414,417	0.1
62,262		Aqua America, Inc.	1,640,604	0.1
35,254		Atmos Energy Corp.	1,949,546	0.1
137,106	@	Calpine Corp.	3,135,614	0.1
151,236		Centerpoint Energy, Inc.	3,086,727	0.1
94,824		CMS Energy Corp.	3,310,306	0.1
103,064		Consolidated Edison, Inc.	6,286,904	0.3
62,285		DTE Energy Co.	5,025,777	0.2
114,641		Edison International	7,161,623	0.3
25,618		Energen Corp.	1,690,788	0.1
63,115		Entergy Corp.	4,890,781	0.2
111,171		Eversource Energy	5,616,359	0.2
147,711		FirstEnergy Corp.	5,178,748	0.2

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
54,161		Great Plains Energy, Inc.	$1,445,015	0.1
35,727	L	Hawaiian Electric Industries	1,147,551	0.0
28,127		Integrys Energy Group, Inc.	2,025,707	0.1
55,464		ITC Holdings Corp.	2,076,017	0.1
67,411		MDU Resources Group, Inc.	1,438,551	0.1
29,573		National Fuel Gas Co.	1,784,139	0.1
110,767		NiSource, Inc.	4,891,471	0.2
118,690		NRG Energy, Inc.	2,989,801	0.1
70,049		OGE Energy Corp.	2,214,249	0.1
88,339		Pepco Holdings, Inc.	2,370,135	0.1
38,828		Pinnacle West Capital Corp.	2,475,285	0.1
233,759		PPL Corp.	7,868,328	0.3
177,987		Public Service Enterprise Group, Inc.	7,461,215	0.3
61,666		Questar Corp.	1,471,351	0.1
49,822		SCANA Corp.	2,739,712	0.1
86,351		Sempra Energy	9,413,986	0.4
82,051		TECO Energy, Inc.	1,591,789	0.1
60,713		UGI Corp.	1,978,637	0.1
29,025		Vectren Corp.	1,281,163	0.0
45,375		Westar Energy, Inc.	1,758,735	0.1
79,346		Wisconsin Energy Corp.	3,927,627	0.2
176,592		Xcel Energy, Inc.	6,147,168	0.3
			134,308,278	5.6

	Total Common Stock
	(Cost $ 1,212,514,184)		2,348,343,720	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Securities Lending Collateralcc: 1.7%
2,047,345	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $ 2,047,352, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $ 2,088,292, due 06/01/16-03/01/45)	2,047,345	0.1
9,725,761	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $ 9,725,809, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $ 9,920,276, due 02/15/16-03/01/48)	9,725,761	0.4
9,725,761	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/15, 0.15%, due 04/01/15 (Repurchase Amount $ 9,725,801, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $ 9,920,276, due 06/01/15-04/01/45)	9,725,761	0.4
9,725,761	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $ 9,725,820, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $ 9,920,277, due 08/15/17-02/15/42)	9,725,761	0.4
9,725,761	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $ 9,725,796, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $ 9,920,276, due 08/18/15-10/20/64)	9,725,761	0.4
		40,950,389	1.7

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
32,503,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $ 32,503,000)	$32,503,000	1.4

	Total Short-Term Investments
	(Cost $ 73,453,389)	73,453,389	3.1

	Total Investments in Securities (Cost $ 1,285,967,573)	$2,421,797,109	101.8
	Liabilities in Excess of Other Assets	(41,865,157)	(1.8)
	Net Assets	$2,379,931,952	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.
**	Investment in affiliate

Cost for federal income tax purposes is $ 1,295,302,899.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,183,196,864
Gross Unrealized Depreciation	(56,702,654)

Net Unrealized Appreciation	$1,126,494,210

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$2,348,343,720	$–	$–	$2,348,343,720
Short-Term Investments	32,503,000	40,950,389	–	73,453,389
Total Investments, at fair value	$2,380,846,720	$40,950,389	$–	$2,421,797,109
Other Financial Instruments+
Futures	831,791	–	–	831,791
Total Assets	$2,381,678,511	$40,950,389	$–	$2,422,628,900

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

At March 31, 2015, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	243	06/19/15	$36,931,140	$831,791
			$36,931,140	$831,791

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Russell™ Mid Cap Index Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$831,791
Total Asset Derivatives		$831,791

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Consumer Discretionary: 13.4%
12,744		AMC Entertainment Holdings, Inc.	$452,285	0.0
37,743	@	American Axle & Manufacturing Holdings, Inc.	974,902	0.1
88,212		American Eagle Outfitters	1,506,661	0.2
13,530	@	American Public Education, Inc.	405,629	0.0
7,264	@	America's Car-Mart, Inc.	394,072	0.0
27,426	@	ANN, Inc.	1,125,289	0.1
9,700		Arctic Cat, Inc.	352,304	0.0
16,420	@	Asbury Automotive Group, Inc.	1,364,502	0.1
11,607	@	Ascent Capital Group, Inc.	462,075	0.0
24,200	@	Barnes & Noble, Inc.	574,750	0.1
21,151	@	Beazer Homes USA, Inc.	374,796	0.0
57,400	@	Belmond Ltd	704,872	0.1
1,045		Biglari Holdings, Inc.	432,734	0.0
11,788	@	BJ's Restaurants, Inc.	594,705	0.1
19,174	@	Black Diamond, Inc.	181,194	0.0
34,099		Bloomin Brands, Inc.	829,629	0.1
8,580	@	Blue Nile, Inc.	273,187	0.0
16,322		Bob Evans Farms, Inc.	755,056	0.1
42,154	@	Boyd Gaming Corp.	598,587	0.1
12,050		Bright Horizons Family Solutions, Inc.	617,803	0.1
26,160		Brown Shoe Co., Inc.	858,048	0.1
47,395		Brunswick Corp.	2,438,473	0.2
14,753	L	Buckle, Inc.	753,731	0.1
9,820	@	Buffalo Wild Wings, Inc.	1,779,777	0.2
12,570		Burlington Stores, Inc.	746,909	0.1
18,368	@	Caesars Acquisition Co.	124,902	0.0
29,511	@,L	Caesars Entertainment Co.	310,751	0.0
44,250		Callaway Golf Co.	421,702	0.0
8,267		Capella Education Co.	536,363	0.1
48,265	@	Career Education Corp.	242,773	0.0
14,596	@	Carmike Cinemas, Inc.	490,426	0.1
19,925		Cato Corp.	789,030	0.1
6,803	@	Cavco Industries, Inc.	510,633	0.1
60,036	@,L	Central European Media Enterprises Ltd.	159,696	0.0
26,316		Cheesecake Factory	1,298,168	0.1
12,232		Childrens Place Retail Stores, Inc.	785,172	0.1
31,483	@	Christopher & Banks Corp.	175,045	0.0
6,176		Churchill Downs, Inc.	710,055	0.1
9,923	@	Chuy's Holdings, Inc.	223,565	0.0
16,687	@	Citi Trends, Inc.	450,549	0.0
15,220		Columbia Sportswear Co.	926,898	0.1
14,261	@,L	Conn's, Inc.	431,823	0.0
8,777	@,L	Container Store Group, Inc.	167,202	0.0
31,627		Cooper Tire & Rubber Co.	1,354,901	0.1
7,712	@	Cooper-Standard Holding, Inc.	456,550	0.0
14,785		Core-Mark Holding Co., Inc.	950,971	0.1
10,432		Cracker Barrel Old Country Store	1,587,124	0.2
57,115	@,L	CROCS, Inc.	674,528	0.1
8,490		CSS Industries, Inc.	255,973	0.0
58,324		Cumulus Media, Inc.	144,060	0.0
84,640		Dana Holding Corp.	1,790,982	0.2
12,933	@	Del Frisco's Restaurant Group, Inc.	260,600	0.0
64,641	@	Denny's Corp.	736,907	0.1
17,025	@	Diamond Resorts International, Inc.	569,146	0.1
10,077		DineEquity, Inc.	1,078,340	0.1
15,828	@,L	Dorman Products, Inc.	787,443	0.1
13,310		Drew Industries, Inc.	819,097	0.1
25,996	@	Entercom Communications Corp.	315,851	0.0
35,019		Entravision Communications Corp.	221,670	0.0
14,140		Ethan Allen Interiors, Inc.	390,830	0.0
38,425	@	EVINE Live, Inc.	257,832	0.0
24,698		EW Scripps Co.	702,411	0.1
49,171	@	Express, Inc.	812,797	0.1
12,449		Federal Mogul Corp.	165,696	0.0
12,900	@	Fiesta Restaurant Group, Inc.	786,900	0.1
29,926		Finish Line, Inc.	733,785	0.1
28,949		Five Below, Inc.	1,029,716	0.1
24,628	@	Francesca's Holdings Corp.	438,378	0.0
17,890		Fred's, Inc.	305,740	0.0
13,846	@	FTD Cos, Inc.	414,549	0.0
13,712	@	Genesco, Inc.	976,706	0.1
20,961	@	Gentherm, Inc.	1,058,740	0.1
10,410	@	G-III Apparel Group Ltd.	1,172,686	0.1
26,310	@	Grand Canyon Education, Inc.	1,139,223	0.1
36,936	@	Gray Television, Inc.	510,456	0.1
12,560		Group 1 Automotive, Inc.	1,084,305	0.1
25,245		Guess?, Inc.	469,305	0.1
27,960		Harte-Hanks, Inc.	218,088	0.0
13,719		Haverty Furniture Cos., Inc.	341,329	0.0
16,379	@	Helen of Troy Ltd.	1,334,725	0.1
17,109	@	Hibbett Sporting Goods, Inc.	839,368	0.1
52,981	@	Houghton Mifflin Harcourt Co.	1,243,994	0.1
87,537	@,L	Hovnanian Enterprises, Inc.	311,632	0.0
19,476		HSN, Inc.	1,328,847	0.1
26,491	@	Iconix Brand Group, Inc.	891,952	0.1
10,000		International Speedway Corp.	326,100	0.0
26,350		Interval Leisure Group, Inc.	690,633	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
14,587	@,L	iRobot Corp.	$475,974	0.1
15,575	@,L	ITT Educational Services, Inc.	105,754	0.0
21,786		Jack in the Box, Inc.	2,089,713	0.2
17,637	@	Jamba, Inc.	259,440	0.0
44,000	@	Journal Communications, Inc.	652,080	0.1
17,314	@	K12, Inc.	272,176	0.0
40,434	L	KB Home	631,579	0.1
37,300	@	Krispy Kreme Doughnuts, Inc.	745,627	0.1
12,524		La Quinta Holdings, Inc.	296,568	0.0
7,760	@	Lands' End, Inc.	278,429	0.0
33,582		La-Z-Boy, Inc.	943,990	0.1
35,914	@	Leapfrog Enterprises, Inc.	78,293	0.0
45,219	@	Lee Enterprises, Inc.	143,344	0.0
16,500		Libbey, Inc.	658,515	0.1
21,599		Life Time Fitness, Inc.	1,532,665	0.2
44,299	@	LifeLock, Inc.	625,059	0.1
10,685		Lifetime Brands, Inc.	163,267	0.0
10,475		Lithia Motors, Inc.	1,041,320	0.1
15,618	L	Lumber Liquidators Holdings, Inc.	480,722	0.1
20,841	@	M/I Homes, Inc.	496,849	0.1
16,980		Marcus Corp.	361,504	0.0
17,626	@	MarineMax, Inc.	467,265	0.1
16,696		Marriott Vacations Worldwide Corp.	1,353,211	0.1
8,635	@,L	Mattress Firm Holding Corp.	601,341	0.1
61,320	@	McClatchy Co.	112,829	0.0
18,053		MDC Holdings, Inc.	514,510	0.1
28,480		MDC Partners, Inc.	807,408	0.1
28,919	@	Media General, Inc.	476,874	0.1
24,438		Men's Wearhouse, Inc.	1,275,664	0.1
19,600		Meredith Corp.	1,093,092	0.1
19,238	@	Meritage Homes Corp.	935,736	0.1
34,800	@	Modine Manufacturing Co.	468,756	0.1
18,702		Monro Muffler Brake, Inc.	1,216,565	0.1
29,707	@	Morgans Hotel Group Co.	230,229	0.0
9,688	@	Motorcar Parts of America, Inc.	269,230	0.0
9,182		Movado Group, Inc.	261,871	0.0
3,750		Nacco Industries, Inc.	198,712	0.0
33,800		National CineMedia, Inc.	510,380	0.1
26,739	@	Nautilus, Inc.	408,305	0.0
14,395		New Media Investment Group, Inc.	344,472	0.0
65,676		New York Times Co.	903,702	0.1
17,082		Nexstar Broadcasting Group, Inc.	977,432	0.1
20,940		Nutri/System, Inc.	418,381	0.0
286,622	@	Office Depot, Inc.	2,636,922	0.3
28,828	@	Orbitz Worldwide, Inc.	336,134	0.0
10,335	L	Outerwall, Inc.	683,350	0.1
5,833		Oxford Industries, Inc.	440,100	0.0
19,382		Papa John's International, Inc.	1,198,001	0.1
42,167	@	Penn National Gaming, Inc.	660,335	0.1
31,803	@	PEP Boys-Manny Moe & Jack	305,945	0.0
9,760	@	Perry Ellis International, Inc.	226,042	0.0
52,354		Pier 1 Imports, Inc.	731,909	0.1
34,906	@	Pinnacle Entertainment, Inc.	1,259,758	0.1
25,826		Pool Corp.	1,801,622	0.2
15,636	@	Popeyes Louisiana Kitchen, Inc.	935,346	0.1
82,219	@	Quiksilver, Inc.	152,105	0.0
9,502	@	Red Robin Gourmet Burgers, Inc.	826,674	0.1
36,110	@	Regis Corp.	590,760	0.1
8,000		Remy International, Inc.	177,680	0.0
28,750		Rent-A-Center, Inc.	788,900	0.1
6,416	@,L	Rentrak Corp.	356,473	0.0
16,669	@	Restoration Hardware Holdings, Inc.	1,653,398	0.2
17,192	@,L	RetailMeNot, Inc.	309,628	0.0
47,480	@	Ruby Tuesday, Inc.	285,355	0.0
34,604		Ruth's Hospitality Group, Inc.	549,512	0.1
25,828		Ryland Group, Inc.	1,258,857	0.1
17,420		Scholastic Corp.	713,175	0.1
34,278	@,L	Scientific Games Corp.	358,891	0.0
29,169	@	Select Comfort Corp.	1,005,455	0.1
16,873	@,L	Sequential Brands Group, Inc.	180,541	0.0
25,209	@,L	SFX Entertainment, Inc.	103,105	0.0
21,271	@	Shutterfly, Inc.	962,300	0.1
8,251	@	Shutterstock, Inc.	566,596	0.1
36,490		Sinclair Broadcast Group, Inc.	1,146,151	0.1
20,969	@	Skechers USA, Inc.	1,507,881	0.2
37,267		Smith & Wesson Holding Corp.	474,409	0.1
23,430		Sonic Automotive, Inc.	583,407	0.1
34,791		Sonic Corp.	1,102,875	0.1
33,360		Sotheby's	1,409,794	0.1
26,308		Spartan Motors, Inc.	127,594	0.0
11,360		Speedway Motorsports, Inc.	258,440	0.0
24,790		Stage Stores, Inc.	568,187	0.1
15,634		Standard Motor Products, Inc.	660,693	0.1
64,764	@	Standard-Pacific Corp.	582,876	0.1
18,726		Stein Mart, Inc.	233,139	0.0
9,780	@	Steiner Leisure Ltd.	463,572	0.1
33,805	@	Steven Madden Ltd.	1,284,590	0.1
22,606	@	Stoneridge, Inc.	255,222	0.0
7,613	@	Strayer Education, Inc.	406,610	0.0
11,340		Sturm Ruger & Co., Inc.	562,804	0.1
15,060		Superior Industries International	285,086	0.0
31,453	@	Tenneco, Inc.	1,806,031	0.2
34,920		Texas Roadhouse, Inc.	1,272,136	0.1
52,147		Time, Inc.	1,170,179	0.1
10,200	@	Tower International, Inc.	271,320	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
16,488	L	Travelport Worldwide Ltd.	$275,350	0.0
80,062	@	TRI Pointe Homes, Inc.	1,235,357	0.1
29,465	@	Tuesday Morning Corp.	474,386	0.1
25,872	@	Tumi Holdings, Inc.	632,829	0.1
10,940	@	Universal Electronics, Inc.	617,454	0.1
19,660		Vail Resorts, Inc.	2,033,237	0.2
14,700	@	Vera Bradley, Inc.	238,581	0.0
14,688	@	Vitamin Shoppe, Inc.	604,999	0.1
11,474		Weight Watchers International, Inc.	80,203	0.0
5,228		Weyco Group, Inc.	156,317	0.0
5,822	@	William Lyon Homes	150,324	0.0
19,680		Winnebago Industries	418,397	0.0
54,384		Wolverine World Wide, Inc.	1,819,145	0.2
23,241	L	World Wrestling Entertainment, Inc.	325,606	0.0
14,550	@	Zumiez, Inc.	585,637	0.1
			134,602,109	13.4

		Consumer Staples: 3.2%
87,940	@	Alliance One International, Inc.	96,734	0.0
16,442		Andersons, Inc.	680,206	0.1
28,490	L	B&G Foods, Inc.	838,461	0.1
4,813		Boston Beer Co., Inc.	1,286,996	0.1
44,633	@	Boulder Brands, Inc.	425,352	0.0
9,570		Calavo Growers, Inc.	492,089	0.1
20,305	L	Cal-Maine Foods, Inc.	793,113	0.1
20,073		Casey's General Stores, Inc.	1,808,577	0.2
26,800	@	Central Garden & Pet Co.	284,616	0.0
4,300		Coca-Cola Bottling Co. Consolidated	486,158	0.1
85,064	@	Darling International, Inc.	1,191,747	0.1
39,839		Dean Foods Co.	658,539	0.1
15,243	@	Diamond Foods, Inc.	496,465	0.1
8,443	@	Diplomat Pharmacy, Inc.	291,959	0.0
17,090	@,L	Elizabeth Arden, Inc.	266,604	0.0
22,360		Fresh Del Monte Produce, Inc.	870,028	0.1
21,077	@,L	Fresh Market, Inc.	856,569	0.1
36,992	@	HRG Group, Inc.	461,660	0.0
23,557	@,L	IGI Laboratories, Inc.	192,225	0.0
13,062		Ingles Markets, Inc.	646,308	0.1
4,943		Inter Parfums, Inc.	161,241	0.0
10,120		J&J Snack Foods Corp.	1,079,804	0.1
11,298		Lancaster Colony Corp.	1,075,231	0.1
27,987	@	Post Holdings, Inc.	1,310,911	0.1
29,480	@	Prestige Brands Holdings, Inc.	1,264,397	0.1
11,037		Pricesmart, Inc.	937,924	0.1
30,017		Roundy's, Inc.	146,783	0.0
12,619	L	Sanderson Farms, Inc.	1,005,103	0.1
129	@	Seaboard Corp.	533,028	0.1
8,630	@	Seneca Foods Corp.	257,260	0.0
21,143		Snyders-Lance, Inc.	675,730	0.1
28,852		SpartanNash Co.	910,569	0.1
110,921	@	Supervalu, Inc.	1,290,011	0.1
14,125	L	Tootsie Roll Industries, Inc.	479,134	0.0
23,236	@	TreeHouse Foods, Inc.	1,975,525	0.2
26,040	@	United Natural Foods, Inc.	2,006,122	0.2
14,271		Universal Corp.	673,020	0.1
5,050	@	USANA Health Sciences, Inc.	561,156	0.1
34,011		Vector Group Ltd.	747,222	0.1
10,690		WD-40 Co.	946,493	0.1
8,100		Weis Markets, Inc.	403,056	0.0
			31,564,126	3.2

		Energy: 3.2%
63,428	@	Abraxas Petroleum Corp.	206,141	0.0
147,009	@,L	Alpha Natural Resources, Inc.	146,994	0.0
19,800		Approach Resources, Inc.	130,482	0.0
157,079		Arch Coal, Inc.	157,063	0.0
24,520	@	Basic Energy Services, Inc.	169,924	0.0
29,660		Bill Barrett Corp.	246,178	0.0
17,074	@	Bonanza Creek Energy, Inc.	421,045	0.1
18,109		Bristow Group, Inc.	986,035	0.1
28,100	@	C&J Energy Services Ltd.	312,753	0.0
33,371	@	Callon Petroleum Co.	249,281	0.0
11,418	L	CARBO Ceramics, Inc.	348,363	0.1
23,213		Carrizo Oil & Gas, Inc.	1,152,525	0.1
3,188	@	Clayton Williams Energy, Inc.	161,408	0.0
52,247	@,L	Clean Energy Fuels Corp.	278,738	0.0
42,466		Cloud Peak Energy, Inc.	247,152	0.0
31,442	L	Comstock Resources, Inc.	112,248	0.0
9,120	@	Contango Oil & Gas Co.	200,640	0.0
28,750		Delek US Holdings, Inc.	1,142,813	0.1
47,408	L	DHT Holdings, Inc.	330,908	0.1
20,709	@	Diamondback Energy, Inc.	1,591,280	0.2
40,052	@,L	Emerald Oil, Inc.	29,639	0.0
60,281	L	Energy XXI Bermuda Ltd.	219,423	0.0
15,075	@	Era Group, Inc.	314,163	0.0
85,783	L	EXCO Resources, Inc.	156,983	0.0
29,636		Exterran Holdings, Inc.	994,881	0.1
26,693		Forum Energy Technologies, Inc.	523,183	0.1
65,066	@	Frontline Ltd.	145,748	0.0
25,500	L	GasLog Ltd.	495,210	0.1
40,606	@,L	Gastar Exploration, Inc.	106,388	0.0
7,476	@	Geospace Technologies Corp.	123,429	0.0
23,180	@	Goodrich Petroleum Corp.	82,289	0.0
20,723		Green Plains Renewable Energy, Inc.	591,642	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
14,197		Gulfmark Offshore, Inc.	$185,129	0.0
143,729	@,L	Halcon Resources Corp.	221,343	0.0
39,196	@	Harvest Natural Resources, Inc.	17,521	0.0
52,885	@	Helix Energy Solutions Group, Inc.	791,160	0.1
90,490	@,L	Hercules Offshore, Inc.	37,933	0.0
17,861	@	Hornbeck Offshore Services, Inc.	335,965	0.1
84,580	@	ION Geophysical Corp.	183,539	0.0
92,610	@	Key Energy Services, Inc.	168,550	0.0
119,879	@,L	Magnum Hunter Resources Corp.	320,077	0.0
40,868	@	Matador Resources Co.	895,827	0.1
21,182	@	Matrix Service Co.	371,956	0.1
116,129	@,L	McDermott International, Inc.	445,935	0.1
34,000	@,L	Midstates Petroleum Co., Inc.	28,900	0.0
12,741	@	Natural Gas Services Group, Inc.	244,882	0.0
53,740	@	Newpark Resources	489,571	0.1
54,579		Nordic American Tankers Ltd.	650,036	0.1
15,353	L	North Atlantic Drilling Ltd.	17,809	0.0
37,232	@,L	Northern Oil And Gas, Inc.	287,059	0.0
12,270	@,L	Nuverra Environmental Solutions, Inc.	43,681	0.0
15,774	@,L	Pacific Ethanol, Inc.	170,201	0.0
12,180		Panhandle Oil and Gas, Inc.	241,042	0.0
81,074	@	Parker Drilling Co.	282,948	0.0
23,202	@	Parsley Energy, Inc.	370,768	0.1
20,451	@	PDC Energy, Inc.	1,105,172	0.1
39,063	@,L	Penn Virginia Corp.	253,128	0.0
8,960	@	PHI, Inc.	269,517	0.0
47,203		Pioneer Energy Services Corp.	255,840	0.0
19,816	@	Renewable Energy Group, Inc.	182,704	0.0
191,268	@	Rentech, Inc.	214,220	0.0
55,700	@	Resolute Energy Corp.	31,381	0.0
4,321	@	Rex Stores Corp.	262,760	0.0
26,730	@,L	Rex Energy Corp.	99,436	0.0
7,227	@	RigNet, Inc.	206,620	0.0
14,779	@	Ring Energy, Inc.	156,953	0.0
32,520		Rosetta Resources, Inc.	553,490	0.1
13,922	@	RSP Permian, Inc.	350,695	0.1
21,418	@,L	Sanchez Energy Corp.	278,648	0.0
102,253		Scorpio Tankers, Inc.	963,223	0.1
7,992	@	SEACOR Holdings, Inc.	556,803	0.1
23,500		SemGroup Corp. - Class A	1,911,490	0.2
32,213		Ship Finance International Ltd.	476,752	0.1
46,323	@,L	Solazyme, Inc.	132,484	0.0
26,980	@	Stone Energy Corp.	396,066	0.1
33,106	@,L	Swift Energy Co.	71,509	0.0
36,120	@	Synergy Resources Corp.	428,022	0.1
25,693		Teekay Tankers Ltd.	147,478	0.0
19,500		Tesco Corp.	221,715	0.0
50,570	@	Tetra Technologies, Inc.	312,523	0.0
22,307	@	TransAtlantic Petroleum Ltd.	119,119	0.0
42,300	@,L	Triangle Petroleum Corp.	212,769	0.0
27,452	L	US Silica Holdings, Inc.	977,566	0.1
45,370	@	Vaalco Energy, Inc.	111,157	0.0
172,950	@	Vantage Drilling Co.	56,641	0.0
17,040	L	W&T Offshore, Inc.	87,074	0.0
73,588	@	Warren Resources, Inc.	65,493	0.0
26,562		Western Refining, Inc.	1,311,897	0.1
10,563	@	Westmoreland Coal Co.	282,666	0.0
31,833	@	Willbros Group, Inc.	105,367	0.0
			32,345,159	3.2

		Financials: 23.1%
12,150		1st Source Corp.	390,379	0.0
36,329		Acadia Realty Trust	1,267,156	0.1
34,296	@	Actua Corp.	531,245	0.1
10,318		AG Mortgage Investment Trust, Inc.	194,391	0.0
12,300		Agree Realty Corp.	405,531	0.0
26,349		Alexander & Baldwin, Inc.	1,137,750	0.1
1,450		Alexander's, Inc.	662,041	0.1
815	@	Altisource Asset Management Corp.	150,881	0.0
8,433	@,L	Altisource Portfolio Solutions SA	108,533	0.0
30,762		Altisource Residential Corp.	641,695	0.1
22,329	@	Ambac Financial Group, Inc.	540,362	0.1
24,200		American Assets Trust, Inc.	1,047,376	0.1
33,837		American Capital Mortgage Investment Corp.	607,713	0.1
36,920		American Equity Investment Life Holding Co.	1,075,480	0.1
22,578		American Residential Properties, Inc.	406,178	0.0
23,256		Ameris Bancorp.	613,726	0.1
13,520		Amerisafe, Inc.	625,300	0.1
8,572		Ames National Corp.	213,014	0.0
15,040		Amtrust Financial Services, Inc.	857,054	0.1
85,784		Anworth Mortgage Asset Corp.	436,641	0.0
23,000		Apollo Commercial Real Estate Finance, Inc.	395,140	0.0
20,640		Apollo Residential Mortgage, Inc.	329,208	0.0
19,572		Argo Group International Holdings Ltd.	981,536	0.1
1,092		Arlington Asset Investment Corp.	26,274	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
19,978		Armada Hoffler Properties, Inc.	$212,965	0.0
179,855		ARMOUR Residential REIT, Inc.	570,140	0.1
6,944		Arrow Financial Corp.	188,530	0.0
23,785		Ashford Hospitality Prime, Inc.	398,874	0.0
40,411		Ashford Hospitality Trust, Inc.	388,754	0.0
39,249		Associated Estates Realty Corp.	968,665	0.1
63,180		Astoria Financial Corp.	818,181	0.1
4,900		Aviv REIT, Inc.	178,850	0.0
5,850		Bancfirst Corp.	356,733	0.0
26,950	@	Bancorp, Inc.	243,358	0.0
49,700		Bancorpsouth, Inc.	1,154,034	0.1
38,520		Bank Mutual Corp.	281,966	0.0
40,560		Bank of the Ozarks, Inc.	1,497,881	0.2
19,721		BankFinancial Corp.	259,134	0.0
15,500		Banner Corp.	711,450	0.1
37,274		BBCN Bancorp, Inc.	539,355	0.1
30,852		Beneficial Bancorp, Inc.	348,319	0.0
15,227		Berkshire Hills Bancorp., Inc.	421,788	0.0
78,142		BGC Partners, Inc.	738,442	0.1
18,880		Banco Latinoamericano de Comercio Exterior SA	619,075	0.1
20,409		BNC Bancorp	369,403	0.0
8,741		BofI Holding, Inc.	813,263	0.1
41,879		Boston Private Financial Holdings, Inc.	508,830	0.1
9,833		OceanFirst Financial Corp.	169,816	0.0
60,248		Brookline Bancorp., Inc.	605,492	0.1
11,800		Bryn Mawr Bank Corp.	358,838	0.0
11,689		Calamos Asset Management, Inc.	157,217	0.0
6,340		Camden National Corp.	252,586	0.0
57,930		Campus Crest Communities, Inc.	414,779	0.0
4,255		Capital Bank Financial Corp.	117,481	0.0
69,929		Capitol Federal Financial, Inc.	874,112	0.1
49,591		Capstead Mortgage Corp.	583,686	0.1
28,829		Cardinal Financial Corp.	576,003	0.1
16,806		CareTrust REIT, Inc.	227,889	0.0
11,494		Cash America International, Inc.	267,810	0.0
46,737		Cathay General Bancorp.	1,329,668	0.1
57,976		Cedar Shopping Centers, Inc.	434,240	0.0
33,707		Centerstate Banks of Florida, Inc.	401,450	0.0
123,877		Chambers Street Properties	976,151	0.1
21,376		Chatham Lodging Trust	628,668	0.1
21,835		Chemical Financial Corp.	684,746	0.1
30,531		Chesapeake Lodging Trust	1,032,864	0.1
7,773		Citizens & Northern Corp.	156,859	0.0
34,285	@,L	Citizens, Inc.	211,196	0.0
11,240		City Holding Co.	528,617	0.1
10,460		CNB Financial Corp.	178,029	0.0
111,898		CNO Financial Group, Inc.	1,926,884	0.2
32,320		CoBiz Financial, Inc.	398,182	0.0
11,518		Cohen & Steers, Inc.	471,662	0.1
48,522		Colony Financial, Inc.	1,257,690	0.1
35,101		Columbia Banking System, Inc.	1,016,876	0.1
21,790		Community Bank System, Inc.	771,148	0.1
12,639		Community Trust Bancorp., Inc.	419,109	0.0
4,137		Consolidated-Tomoka Land Co.	246,813	0.0
15,972		Coresite Realty Corp.	777,517	0.1
100,503		Cousins Properties, Inc.	1,065,332	0.1
87,400	@	Cowen Group, Inc.	454,480	0.0
4,650	@	Credit Acceptance Corp.	906,750	0.1
90,982		CubeSmart	2,197,215	0.2
21,010		Customers Bancorp, Inc.	511,804	0.1
53,420		CVB Financial Corp.	851,515	0.1
8,118		CyrusOne, Inc.	252,632	0.0
85,128		CYS Investments, Inc.	758,490	0.1
37,133		DCT Industrial Trust, Inc.	1,287,030	0.1
102,480		DiamondRock Hospitality Co.	1,448,042	0.1
19,710		Dime Community Bancshares	317,331	0.0
36,918		DuPont Fabros Technology, Inc.	1,206,480	0.1
35,550		Dynex Capital, Inc.	301,108	0.0
17,710	@	Eagle Bancorp, Inc.	680,064	0.1
20,501		EastGroup Properties, Inc.	1,232,930	0.1
23,018		Education Realty Trust, Inc.	814,377	0.1
13,380	@	eHealth, Inc.	125,504	0.0
50,305		Empire State Realty Trust, Inc.	946,237	0.1
25,165		Employers Holdings, Inc.	679,203	0.1
15,293	L	Encore Capital Group, Inc.	636,036	0.1
16,283	@	Enova International, Inc.	320,612	0.0
4,049	@	Enstar Group Ltd.	574,391	0.1
18,450		Enterprise Financial Services Corp.	381,177	0.0
17,854	@	Envestnet, Inc.	1,001,252	0.1
32,248		EPR Properties	1,935,847	0.2
24,270		Equity One, Inc.	647,766	0.1
14,329	@	Essent Group Ltd.	342,606	0.0
44,160		EverBank Financial Corp.	796,205	0.1
16,609		Evercore Partners, Inc.	858,021	0.1
48,782		Excel Trust, Inc.	683,924	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
32,960	@	Ezcorp, Inc.	$300,925	0.0
9,070		FBL Financial Group, Inc.	562,431	0.1
9,438		Federated National Holding Co.	288,803	0.0
89,123		FelCor Lodging Trust, Inc.	1,024,023	0.1
28,141		Financial Engines, Inc.	1,177,138	0.1
52,163		First American Financial Corp.	1,861,176	0.2
64,390	@	First BanCorp/Puerto Rico	399,218	0.0
18,342		First Bancorp.	322,086	0.0
37,230		First Busey Corp.	249,069	0.0
18,403	@	First Cash Financial Services, Inc.	856,108	0.1
5,130		First Citizens BancShares, Inc.	1,332,210	0.1
50,920		First Commonwealth Financial Corp.	458,280	0.0
6,006		First Defiance Financial Corp.	197,117	0.0
38,080		First Financial Bancorp.	678,205	0.1
43,177		First Financial Bankshares, Inc.	1,193,412	0.1
9,230		First Financial Corp.	331,265	0.0
59,110		First Industrial Realty Trust, Inc.	1,266,727	0.1
1,109		First Interstate Bancsystem, Inc.	30,852	0.0
19,220		First Merchants Corp.	452,439	0.0
48,230		First Midwest Bancorp., Inc.	837,755	0.1
8,811		First NBC Bank Holding Co.	290,587	0.0
47,808		First Potomac Realty Trust	568,437	0.1
85,532		FirstMerit Corp.	1,630,240	0.2
14,217	@	Flagstar Bancorp, Inc.	206,289	0.0
25,800		Flushing Financial Corp.	517,806	0.1
74,062		FNB Corp.	973,175	0.1
26,370	@	Forestar Real Estate Group, Inc.	415,855	0.0
54,736		Franklin Street Properties Corp.	701,716	0.1
30,316	L	FXCM, Inc.	64,573	0.0
4,640		GAMCO Investors, Inc.	364,286	0.0
23,009		Getty Realty Corp.	418,764	0.0
45,460		Glacier Bancorp., Inc.	1,143,319	0.1
16,494		Gladstone Commercial Corp.	306,953	0.0
26,933		Government Properties Income Trust	615,419	0.1
25,687		Gramercy Property Trust, Inc.	721,034	0.1
7,197		Great Southern Bancorp., Inc.	283,490	0.0
10,109		Great Western Bancorp, Inc.	222,499	0.0
16,349	@	Green Dot Corp.	260,276	0.0
15,700		Greenhill & Co., Inc.	622,505	0.1
17,641	@	Greenlight Capital Re Ltd.	560,984	0.1
42,317		Hancock Holding Co.	1,263,586	0.1
22,000		Hanmi Financial Corp.	465,300	0.1
22,649		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	414,024	0.0
41,636		Hatteras Financial Corp.	756,110	0.1
6,455		HCI Group, Inc.	296,091	0.0
50,340		Healthcare Realty Trust, Inc.	1,398,445	0.1
8,120		Heartland Financial USA, Inc.	264,956	0.0
15,207		Heritage Financial Corp.	258,519	0.0
126,731		Hersha Hospitality Trust	819,950	0.1
22,812		HFF, Inc.	856,362	0.1
43,488		Highwoods Properties, Inc.	1,990,881	0.2
43,814	@	Hilltop Holdings, Inc.	851,744	0.1
26,848		Home Bancshares, Inc.	909,879	0.1
37,848	@,L	Home Loan Servicing Solutions Ltd.	626,006	0.1
12,676		HomeStreet, Inc.	232,224	0.0
17,479	@	HomeTrust Bancshares Inc.	279,140	0.0
26,670		Horace Mann Educators Corp.	912,114	0.1
27,049		Hudson Pacific Properties, Inc.	897,756	0.1
13,993		Hudson Valley Holding Corp.	357,661	0.0
17,040		IBERIABANK Corp.	1,074,031	0.1
19,780		Independent Bank Corp./MI	253,777	0.0
13,110		Independent Bank Corp.	575,136	0.1
7,526		Independent Bank Group, Inc.	292,837	0.0
8,050		Infinity Property & Casualty Corp.	660,502	0.1
12,280		Infrareit Inc.	350,993	0.0
56,772		Inland Real Estate Corp.	606,893	0.1
26,956	@	Insmed Inc.	560,685	0.1
35,630		International Bancshares Corp.	927,449	0.1
13,555	@	Intl. FCStone, Inc.	402,990	0.0
64,163		Invesco Mortgage Capital, Inc.	996,451	0.1
28,900	@	Investment Technology Group, Inc.	875,959	0.1
171,658		Investors Bancorp, Inc.	2,011,832	0.2
89,225		Investors Real Estate Trust	669,187	0.1
59,919	@	iStar Financial, Inc.	778,947	0.1
64,644		Janus Capital Group, Inc.	1,111,230	0.1
1,890		Kansas City Life Insurance Co.	86,808	0.0
27,019	@	KCG Holdings, Inc.	331,253	0.0
19,310		Kemper Corp.	752,318	0.1
35,631		Kennedy-Wilson Holdings, Inc.	931,394	0.1
16,565		Kite Realty Group Trust	466,636	0.1
11,670		Lakeland Financial Corp.	473,569	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
53,300		LaSalle Hotel Properties	$2,071,238	0.2
21,924		LegacyTexas Financial Group, Inc.	498,333	0.1
94,042		Lexington Realty Trust	924,433	0.1
17,999		LTC Properties, Inc.	827,954	0.1
38,507		Mack-Cali Realty Corp.	742,415	0.1
41,320		Maiden Holdings Ltd.	612,776	0.1
19,262		MainSource Financial Group, Inc.	378,306	0.0
14,621		Manning & Napier, Inc.	190,219	0.0
22,070		MarketAxess Holdings, Inc.	1,829,603	0.2
34,500		MB Financial, Inc.	1,080,195	0.1
31,600		Meadowbrook Insurance Group, Inc.	268,600	0.0
110,829		Medical Properties Trust, Inc.	1,633,619	0.2
3,103		Merchants Bancshares, Inc.	90,515	0.0
177,290	@	MGIC Investment Corp.	1,707,303	0.2
51,598		Monmouth Real Estate Investment Corp.	573,254	0.1
18,538		Montpelier Re Holdings Ltd.	712,601	0.1
28,242		National Bank Holdings Corp.	531,232	0.1
4,911	L	National Bankshares, Inc.	146,544	0.0
4,869		National General Holdings Corp.	91,050	0.0
17,010		National Health Investors, Inc.	1,207,880	0.1
6,943		National Interstate Corp.	194,959	0.0
82,810		National Penn Bancshares, Inc.	891,864	0.1
1,665		National Western Life Insurance Co.	423,409	0.0
7,530	@	Navigators Group, Inc.	586,135	0.1
22,730		NBT Bancorp., Inc.	569,614	0.1
12,070		Nelnet, Inc.	571,152	0.1
61,853		New Residential Investment Corp.	929,651	0.1
71,468	L	New York Mortgage Trust, Inc.	554,592	0.1
77,596		New York REIT, Inc.	813,206	0.1
30,588		NewBridge Bancorp	272,845	0.0
23,200	@	NewStar Financial, Inc.	272,136	0.0
34,304	@	NMI Holdings, Inc.	256,937	0.0
41,053		Northfield Bancorp, Inc./NJ	608,405	0.1
64,303		Northwest Bancshares, Inc.	761,991	0.1
25,727		OFG Bancorp	419,865	0.0
58,330		Old National Bancorp.	827,703	0.1
13,358		OM Asset Management Plc	248,993	0.0
12,880		One Liberty Properties, Inc.	314,530	0.0
39,883		Oritani Financial Corp.	580,298	0.1
10,800		Federal Agricultural Mortgage Corp.	304,452	0.0
10,535		Owens Realty Mortgage, Inc.	157,814	0.0
7,360	L	Park National Corp.	629,722	0.1
28,732		Park Sterling Corp.	203,997	0.0
27,943		Parkway Properties, Inc.	484,811	0.1
33,956		Pebblebrook Hotel Trust	1,581,331	0.2
43,513		Pennsylvania Real Estate Investment Trust	1,010,807	0.1
13,668	@	PennyMac Financial Services, Inc.	231,946	0.0
36,897		Pennymac Mortgage Investment Trust	785,537	0.1
11,671		Peoples Bancorp., Inc.	275,902	0.0
6,437	L	Peoples Financial Services Corp.	288,828	0.0
29,308	@	PHH Corp.	708,374	0.1
5,160	@	Phoenix Cos, Inc.	257,948	0.0
23,975		Physicians Realty Trust	422,200	0.0
24,286	@	Pico Holdings, Inc.	393,676	0.0
22,580		Pinnacle Financial Partners, Inc.	1,003,907	0.1
11,121	@	Piper Jaffray Cos.	583,408	0.1
24,918		Potlatch Corp.	997,717	0.1
27,701	@	PRA Group, Inc.	1,504,718	0.2
28,127		Primerica, Inc.	1,431,664	0.1
31,734		PrivateBancorp, Inc.	1,116,085	0.1
34,920		Prosperity Bancshares, Inc.	1,832,602	0.2
38,970		Provident Financial Services, Inc.	726,790	0.1
10,890		PS Business Parks, Inc.	904,306	0.1
100,750		Radian Group, Inc.	1,691,592	0.2
68,826		RAIT Financial Trust	472,146	0.1
32,772		Ramco-Gershenson Properties	609,559	0.1
48,363		Redwood Trust, Inc.	864,247	0.1
20,115		Renasant Corp.	604,456	0.1
23,617	@	Republic First Bancorp, Inc.	85,730	0.0
103,226		Resource Capital Corp.	468,646	0.1
51,365		Retail Opportunity Investments	939,979	0.1
20,238		Rexford Industrial Realty, Inc.	319,963	0.0
24,980		RLI Corp.	1,309,202	0.1
65,681		RLJ Lodging Trust	2,056,472	0.2
22,240		Rouse Properties, Inc.	421,670	0.0
23,665		Ryman Hospitality Properties	1,441,435	0.1
15,760		S&T Bancorp, Inc.	447,269	0.0
29,900		Sabra Healthcare REIT, Inc.	991,185	0.1
18,093	@	Safeguard Scientifics, Inc.	327,121	0.0
9,020		Safety Insurance Group, Inc.	538,945	0.1
18,640		Sandy Spring Bancorp, Inc.	488,927	0.1
11,720		Select Income REIT	292,883	0.0
37,990		Selective Insurance Group	1,103,610	0.1
25,726		Silver Bay Realty Trust Corp.	415,732	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
11,510		Simmons First National Corp.	$523,360	0.1
15,910		South State Corp.	1,088,085	0.1
20,586		Southside Bancshares, Inc.	590,612	0.1
16,979		Southwest Bancorp., Inc.	302,056	0.0
17,240		Sovran Self Storage, Inc.	1,619,526	0.2
14,799		Springleaf Holdings, Inc.	766,144	0.1
35,628	@	St. Joe Co.	661,256	0.1
31,050		STAG Industrial, Inc.	730,296	0.1
17,195		Starwood Waypoint Residential Trust	444,491	0.0
10,080		State Auto Financial Corp.	244,843	0.0
30,400		State Bank Financial Corp.	638,400	0.1
53,121		Sterling Bancorp/DE	712,353	0.1
15,900		Stewart Information Services Corp.	646,176	0.1
33,915	@	Stifel Financial Corp.	1,890,761	0.2
10,540		Stock Yards Bancorp, Inc.	362,892	0.0
17,397		Store Capital Corp.	406,220	0.0
122,220	@	Strategic Hotels & Resorts, Inc.	1,519,195	0.2
51,755		Summit Hotel Properties, Inc.	728,193	0.1
27,117		Sun Communities, Inc.	1,809,246	0.2
102,820		Sunstone Hotel Investors, Inc.	1,714,009	0.2
106,415		Susquehanna Bancshares, Inc.	1,458,950	0.1
36,459		Symetra Financial Corp.	855,328	0.1
8,290	@	Tejon Ranch Co.	219,271	0.0
27,719		Terreno Realty Corp.	631,993	0.1
5,779		Territorial Bancorp, Inc.	137,309	0.0
20,188	@	Texas Capital Bancshares, Inc.	982,146	0.1
39,460		The Geo Group, Inc.	1,725,980	0.2
15,009	@	Third Point Reinsurance Ltd.	212,377	0.0
11,732		Tompkins Financial Corp.	631,768	0.1
17,056		TowneBank	274,260	0.0
10,390		Trico Bancshares	250,711	0.0
50,250		Trustco Bank Corp.	345,720	0.0
39,375		Trustmark Corp.	956,025	0.1
23,310		UMB Financial Corp.	1,232,866	0.1
18,382		UMH Properties, Inc.	185,107	0.0
90,892		Umpqua Holdings Corp.	1,561,525	0.2
25,009		Union Bankshares Corp.	555,450	0.1
31,141		United Bankshares, Inc.	1,170,279	0.1
26,781		United Community Banks, Inc./GA	505,625	0.1
29,250		United Community Financial Corp.	159,705	0.0
46,571		United Financial Bancorp, Inc.	578,878	0.1
18,520		United Fire Group, Inc.	588,380	0.1
10,400		Universal Health Realty Income Trust	585,000	0.1
16,204		Universal Insurance Holdings, Inc.	414,660	0.0
14,960		Univest Corp. of Pennsylvania	296,058	0.0
14,040		Urstadt Biddle Properties, Inc.	323,762	0.0
103,981		Valley National Bancorp.	981,581	0.1
4,034		Virtus Investment Partners, Inc.	527,526	0.1
23,971	@,L	Walter Investment Management Corp.	387,132	0.0
46,140		Washington Federal, Inc.	1,006,083	0.1
42,240		Washington Real Estate Investment Trust	1,167,091	0.1
11,810		Washington Trust Bancorp, Inc.	451,024	0.0
28,279		Waterstone Financial, Inc.	363,102	0.0
46,823		Webster Financial Corp.	1,734,792	0.2
23,574		WesBanco, Inc.	768,041	0.1
19,296		Westamerica Bancorp.	833,780	0.1
44,440	@	Western Alliance Bancorp.	1,317,202	0.1
17,344	L	Western Asset Mortgage Capital Corp.	261,548	0.0
6,296		Westwood Holdings Group, Inc.	379,649	0.0
20,725		Whitestone REIT	329,113	0.0
59,150		Wilshire Bancorp., Inc.	589,726	0.1
20,940		Wintrust Financial Corp.	998,419	0.1
60,572		WisdomTree Investments, Inc.	1,299,875	0.1
5,339	@,L	World Acceptance Corp.	389,320	0.0
6,380		WSFS Financial Corp.	482,519	0.1
14,358	@	Yadkin Financial Corporation	291,467	0.0
			231,392,007	23.1

		Health Care: 14.8%
12,180		Abaxism, Inc.	780,860	0.1
22,866	@	Abiomed, Inc.	1,636,748	0.2
19,415	@	Acadia Healthcare Co., Inc.	1,390,114	0.1
43,109	@	Acadia Pharmaceuticals, Inc.	1,404,922	0.1
12,226	@,L	Accelerate Diagnostics, Inc.	275,085	0.0
8,951	@	Acceleron Pharma, Inc.	340,675	0.0
48,503	@,L	Accuray, Inc.	451,078	0.1
56,001	@	Achillion Pharmaceuticals, Inc.	552,170	0.1
26,160		Acorda Therapeutics, Inc.	870,605	0.1
18,253	@,L	Aegerion Pharmaceuticals, Inc.	477,681	0.1
6,347		Aerie Pharmaceuticals, Inc.	198,915	0.0
50,064	@	Affymetrix, Inc.	628,804	0.1
57,596	@	Agenus, Inc.	295,467	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
7,616	@,L	Agios Pharmaceuticals, Inc.	$718,189	0.1
21,916	@	Air Methods Corp.	1,021,066	0.1
34,358	@	Akorn, Inc.	1,632,349	0.2
18,589	@	Albany Molecular Research, Inc.	327,166	0.0
13,157	@	AMAG Pharmaceuticals, Inc.	719,162	0.1
16,902	@	Amedisys, Inc.	452,636	0.1
32,510		AMN Healthcare Services, Inc.	750,006	0.1
28,004	@,L	Ampio Pharmaceuticals, Inc.	210,870	0.0
23,083	@	Amsurg Corp.	1,420,066	0.2
19,883	@	Anacor Pharmaceuticals, Inc.	1,150,232	0.1
7,800		Analogic Corp.	709,020	0.1
18,000	@	Angiodynamics, Inc.	320,220	0.0
2,102	@	ANI Pharmaceuticals, Inc.	131,480	0.0
9,319	@	Anika Therapeutics, Inc.	383,663	0.0
93,600	@,L	Antares Pharma, Inc.	253,656	0.0
15,920	@	Aratana Therapeutics, Inc.	254,879	0.0
137,629	@,L	Arena Pharmaceuticals, Inc.	601,439	0.1
90,880	@,L	Ariad Pharmaceuticals, Inc.	748,851	0.1
77,330	@	Array Biopharma, Inc.	569,922	0.1
30,115	@,L	Arrowhead Research Corp.	203,728	0.0
25,448	@	AtriCure, Inc.	521,430	0.1
830		Atrion Corp.	286,773	0.0
4,255	@	Auspex Pharmaceuticals, Inc.	426,649	0.1
44,615	L	BioScrip, Inc.	197,644	0.0
40,197	@,L	BioCryst Pharmaceuticals, Inc.	362,979	0.0
22,707		BioDelivery Sciences International, Inc.	238,423	0.0
68,543	@	Bio-Path Holdings, Inc.	123,377	0.0
13,276	@	Bio-Reference Labs, Inc.	467,846	0.1
11,683	@	Bluebird Bio, Inc.	1,410,956	0.1
18,976	@	Cambrex Corp.	752,019	0.1
17,352		Cantel Medical Corp.	824,220	0.1
21,680	@	Capital Senior Living Corp.	562,379	0.1
15,613	@	Cardiovascular Systems, Inc.	609,532	0.1
27,604		Catalent, Inc.	859,865	0.1
48,389	@	Celldex Therapeutics, Inc.	1,348,601	0.1
15,980		Cempra, Inc.	548,274	0.1
38,463	@	Cepheid, Inc.	2,188,545	0.2
68,989	@,L	Cerus Corp.	287,684	0.0
9,468		Chemed Corp.	1,130,479	0.1
15,904	@	Chimerix, Inc.	599,422	0.1
12,980	@	Clinical Data, Inc.	–	–
13,543		Clovis Oncology, Inc.	1,005,297	0.1
7,230		Computer Programs & Systems, Inc.	392,300	0.0
16,027		Conmed Corp.	809,203	0.1
7,800	@	Corvel Corp.	268,398	0.0
22,390		CryoLife, Inc.	232,184	0.0
114,959	@,L	CTI BioPharma Corp.	208,076	0.0
16,790	@	Cyberonics	1,090,007	0.1
17,237		Cynosure, Inc.	528,659	0.1
42,952	@,L	CytRx Corp.	144,748	0.0
35,279		Depomed, Inc.	790,602	0.1
39,709		DexCom, Inc.	2,475,459	0.3
80,333		Dyax, Corp.	1,345,979	0.1
17,115	L	Dynavax Technologies Corp.	383,889	0.0
21,004		Emergent Biosolutions, Inc.	604,075	0.1
5,290	@	Enanta Pharmaceuticals, Inc.	161,980	0.0
23,200	@,L	Endocyte, Inc.	145,232	0.0
36,630	@	Endologix, Inc.	625,274	0.1
10,961		Ensign Group, Inc.	513,632	0.1
7,801	@	Epizyme, Inc.	146,503	0.0
47,453	@,L	Exact Sciences Corp.	1,044,915	0.1
10,008	@	Exactech, Inc.	256,505	0.0
19,872	@	ExamWorks Group, Inc.	827,073	0.1
114,667	@,L	Exelixis, Inc.	294,694	0.0
12,705	@	FivePrime Therapeutics, Inc.	290,309	0.0
17,050	@	Fluidigm Corp.	717,805	0.1
8,166	@,L	Foundation Medicine, Inc.	392,866	0.0
5,252	@	Furiex Pharmaceuticals, Inc. - CVR	51,312	0.0
13,649	@,L	Galectin Therapeutics, Inc.	45,724	0.0
103,585	@	Galena Biopharma, Inc.	143,983	0.0
22,809	@	GenMark Diagnostics, Inc.	296,061	0.0
9,840	@,L	Genomic Health, Inc.	300,612	0.0
100,952	L	Geron Corp.	380,589	0.0
28,462	@	Globus Medical Inc	718,381	0.1
15,180		Greatbatch, Inc.	878,163	0.1
31,121	@	Haemonetics Corp.	1,397,955	0.1
60,782	@	Halozyme Therapeutics, Inc.	867,967	0.1
17,968	@	Hanger Orthopedic Group, Inc.	407,694	0.0
50,662		Healthsouth Corp.	2,247,366	0.2
13,424	@	HealthStream, Inc.	338,285	0.0
24,120	@	Healthways, Inc.	475,164	0.1
8,408	@	HeartWare International, Inc.	737,970	0.1
17,249		Heron Therapeutics, Inc.	250,973	0.0
50,018	@	HMS Holdings Corp.	772,778	0.1
38,447	@	Horizon Pharma PLC	998,469	0.1
8,542	@	Hyperion Therapeutics, Inc.	392,078	0.0
6,580	@	ICU Medical, Inc.	612,861	0.1
47,705	@,L	Immunogen, Inc.	426,960	0.1
61,662	@,L	Immunomedics, Inc.	236,165	0.0
39,931		Impax Laboratories, Inc.	1,871,566	0.2
33,630	@	Infinity Pharmaceuticals, Inc.	470,147	0.1
35,380	L	Inovio Pharmaceuticals, Inc.	288,701	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
28,243	@	Insulet Corp.	$941,904	0.1
5,321	L	Insys Therapeutics, Inc.	309,310	0.0
12,830	@	Integra LifeSciences Holdings Corp.	790,969	0.1
12,331	@,L	Intra-Cellular Therapies, Inc.	294,464	0.0
18,800	@,L	Intrexon Corp.	852,956	0.1
19,460		Invacare Corp.	377,719	0.0
12,070		IPC The Hospitalist Co., Inc.	562,945	0.1
65,373	@	Ironwood Pharmaceuticals, Inc.	1,045,968	0.1
63,183		Isis Pharmaceuticals, Inc.	4,022,862	0.4
6,651	@,L	Karyopharm Therapeutics, Inc.	203,587	0.0
54,700	@,L	Keryx Biopharmaceuticals, Inc.	696,331	0.1
39,811		Kindred Healthcare, Inc.	947,104	0.1
2,910	@,L	Kite Pharma, Inc.	167,849	0.0
10,313	@,L	KYTHERA Biopharmaceuticals, Inc.	517,197	0.1
7,080		Landauer, Inc.	248,791	0.0
14,705	@	Lannett Co., Inc.	995,676	0.1
8,751	@	LDR Holding Corp.	320,637	0.0
139,200	@	Lexicon Genetics, Inc.	131,447	0.0
12,364	@	Ligand Pharmaceuticals, Inc.	953,388	0.1
24,304		Luminex Corp.	388,864	0.0
11,625		MacroGenics, Inc.	364,676	0.0
14,998	@	Magellan Health Services, Inc.	1,062,158	0.1
124,651	@,L	MannKind Corp.	648,185	0.1
27,185	@	Masimo Corp.	896,561	0.1
35,730		MedAssets, Inc.	672,439	0.1
32,142		Medicines Co.	900,619	0.1
29,050	@	Medidata Solutions, Inc.	1,424,612	0.2
28,590		Meridian Bioscience, Inc.	545,497	0.1
19,212	@	Merit Medical Systems, Inc.	369,831	0.0
62,658	L	Merrimack Pharmaceuticals, Inc.	744,377	0.1
63,273	@	MiMedx Group Inc.	658,039	0.1
12,412	@	Molina Healthcare, Inc.	835,203	0.1
30,881		Momenta Pharmaceuticals, Inc.	469,391	0.1
39,869	@,L	NanoViricides, Inc.	89,705	0.0
5,070		National Healthcare Corp.	323,010	0.0
21,918	@	Natus Medical, Inc.	865,103	0.1
112,043	@	Navidea Biopharmaceuticals, Inc.	178,148	0.0
68,822	@	Nektar Therapeutics	757,042	0.1
22,522	@	Neogen Corp.	1,052,453	0.1
45,254	@,L	Neuralstem, Inc.	85,983	0.0
40,383	@	Neurocrine Biosciences, Inc.	1,603,609	0.2
11,985	@,L	NewLink Genetics Corp.	655,699	0.1
27,646	@,L	Northwest Biotherapeutics, Inc.	203,751	0.0
143,350	@	Novavax, Inc.	1,185,505	0.1
25,036	@	NuVasive, Inc.	1,151,406	0.1
35,591	@	NxStage Medical, Inc.	615,724	0.1
21,600	@,L	Omeros Corp.	475,848	0.1
25,370		Omnicell, Inc.	890,487	0.1
8,652	@,L	OncoMed Pharmaceuticals, Inc.	223,049	0.0
61,046	@	Oncothyreon, Inc.	99,505	0.0
7,157	@	Ophthotech Corp.	333,015	0.0
113,794	@,L	Opko Health, Inc.	1,612,461	0.2
40,441	@	OraSure Technologies, Inc.	264,484	0.0
61,907	@,L	Orexigen Therapeutics, Inc.	484,732	0.1
36,578	@,L	Organovo Holdings, Inc.	129,486	0.0
10,580	@	Orthofix International NV	379,716	0.0
12,822	@,L	Osiris Therapeutics, Inc.	225,411	0.0
7,165	@,L	OvaScience, Inc.	248,840	0.0
31,747		Owens & Minor, Inc.	1,074,318	0.1
43,867	@	Pacific Biosciences of California, Inc.	256,183	0.0
18,755		Pacira Pharmaceuticals, Inc./DE	1,666,382	0.2
32,617	@	Pain Therapeutics, Inc.	61,646	0.0
31,777	@	Parexel International Corp.	2,192,295	0.2
91,630		PDL BioPharma, Inc.	644,617	0.1
134,571	@	Peregrine Pharmaceuticals, Inc.	181,671	0.0
23,943	@	Pernix Therapeutics Holdings, Inc.	255,951	0.0
19,410	@	PharMerica Corp.	547,168	0.1
9,150		Phibro Animal Health Corp.	324,002	0.0
20,097	@	Portola Pharmaceuticals, Inc.	762,882	0.1
10,732	@	PRA Health Sciences, Inc.	309,511	0.0
45,141	@	Progenics Pharmaceuticals, Inc.	269,943	0.0
13,212	@	Prothena Corp. PLC	503,906	0.1
8,295	@	Providence Service Corp.	440,630	0.1
12,970	@	PTC Therapeutics, Inc.	789,225	0.1
12,661		Puma Biotechnology, Inc.	2,989,389	0.3
25,280		Quality Systems, Inc.	403,974	0.0
15,810	@	Quidel Corp.	426,554	0.1
26,711	@	RadNet, Inc.	224,372	0.0
42,769	@,L	Raptor Pharmaceutical Corp.	464,899	0.1
12,080		Receptos, Inc.	1,991,871	0.2
9,545	@	Relypsa, Inc.	344,288	0.0
15,968	@	Repligen Corp.	484,788	0.1
18,253	@,L	Repros Therapeutics, Inc.	156,793	0.0
15,292	@,L	Retrophin, Inc.	366,396	0.0
67,830	@	Rigel Pharmaceuticals, Inc.	242,153	0.0
24,337	@,L	Rockwell Medical Technologies, Inc.	266,003	0.0
60,380	@	RTI Biologics, Inc.	298,277	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
14,215		Sagent Pharmaceuticals, Inc.	$330,499	0.0
43,274		Sangamo Biosciences, Inc.	678,536	0.1
22,534	@,L	Sarepta Therapeutics, Inc.	299,252	0.0
36,900	@	Sciclone Pharmaceuticals, Inc.	326,934	0.0
33,448		Select Medical Holdings Corp.	496,034	0.1
82,971	@,L	Sequenom, Inc.	327,735	0.0
4,298	@	Spark Therapeutics Inc.	333,063	0.0
23,433	@	Spectranetics Corp.	814,531	0.1
42,460	@,L	Spectrum Pharmaceuticals, Inc.	257,732	0.0
28,028	@,L	Staar Surgical Co.	208,248	0.0
29,603		Steris Corp.	2,080,203	0.2
38,357	@	Sunesis Pharmaceuticals, Inc.	93,975	0.0
20,308	@	Supernus Pharmaceuticals, Inc.	245,524	0.0
11,186	@	SurModics, Inc.	291,172	0.0
11,737	@	Synageva BioPharma Corp.	1,144,710	0.1
61,742	L	Synergy Pharmaceuticals, Inc.	285,248	0.0
35,831		Team Health Holdings, Inc.	2,096,472	0.2
10,929	@,L	Tesaro, Inc.	627,325	0.1
15,646		Tetraphase Pharmaceuticals, Inc.	573,269	0.1
19,552	@,L	TG Therapeutics, Inc.	302,665	0.0
67,745	@	TherapeuticsMD, Inc.	409,857	0.0
12,422	@,L	Theravance Biopharma, Inc.	215,522	0.0
44,987		Theravance, Inc.	707,196	0.1
27,802	@	Thoratec Corp.	1,164,626	0.1
42,200	@	Threshold Pharmaceuticals, Inc.	171,332	0.0
15,948	@	Tornier NV	418,157	0.1
12,570	@	Triple-S Management Corp.	249,892	0.0
42,590	@	Trius Therapeutics, Inc. - CVR	–	–
81,911	@,L	Unilife Corp.	328,463	0.0
25,820	@	Universal American Corp./NY	275,758	0.0
23,897	@,L	Vanda Pharmaceuticals, Inc.	222,242	0.0
11,813	@	Vascular Solutions, Inc.	358,170	0.0
66,260	@,L	Vivus, Inc.	163,000	0.0
18,536	@	Vocera Communications, Inc.	183,877	0.0
23,838		WellCare Health Plans, Inc.	2,180,223	0.2
39,327		West Pharmaceutical Services, Inc.	2,367,879	0.2
22,600	@	Wright Medical Group, Inc.	583,080	0.1
49,672	@	Xenoport, Inc.	353,665	0.0
53,900	@	XOMA Corp.	196,196	0.0
16,637	@	Zeltiq Aesthetics, Inc.	512,919	0.1
50,886	@,L	ZIOPHARM Oncology, Inc.	548,042	0.1
99,691	@	Zogenix, Inc.	136,577	0.0
			147,928,024	14.8

		Industrials: 13.4%
28,945		AAON, Inc.	710,021	0.1
23,620		AAR Corp.	725,134	0.1
33,395		ABM Industries, Inc.	1,063,965	0.1
28,744		Acacia Research - Acacia Technologies	307,561	0.0
74,560	@	ACCO Brands Corp.	619,594	0.1
14,169		Aceto Corp.	311,718	0.0
32,277		Actuant Corp.	766,256	0.1
19,434	@	Advisory Board Co.	1,035,444	0.1
28,790	@	Aegion Corp.	519,659	0.1
9,760	@	Aerovironment, Inc.	258,738	0.0
49,380	@	Air Transport Services Group, Inc.	455,284	0.0
37,246		Aircastle Ltd.	836,545	0.1
5,200		Alamo Group, Inc.	328,276	0.0
15,490		Albany International Corp.	615,727	0.1
6,759		Allegiant Travel Co.	1,299,688	0.1
17,130		Altra Holdings, Inc.	473,473	0.0
2,960	L	American Railcar Industries, Inc.	147,201	0.0
6,960		American Science & Engineering, Inc.	340,066	0.0
8,840	@	American Woodmark Corp.	483,813	0.0
18,700		Apogee Enterprises, Inc.	807,840	0.1
23,786		Applied Industrial Technologies, Inc.	1,078,457	0.1
16,173		ArcBest Corp.	612,795	0.1
10,747		Argan, Inc.	388,719	0.0
15,410		Astec Industries, Inc.	660,781	0.1
7,038		Astronics Corp.	518,701	0.1
14,337		Atlas Air Worldwide Holdings, Inc.	616,778	0.1
16,120		AZZ, Inc.	751,031	0.1
27,069		Barnes Group, Inc.	1,096,024	0.1
6,797		Barrett Business Services, Inc.	291,183	0.0
27,280	@	Beacon Roofing Supply, Inc.	853,864	0.1
21,768		Belden CDT, Inc.	2,036,614	0.2
32,450		Blount International, Inc.	417,956	0.0
30,270		Brady Corp.	856,338	0.1
27,270		Briggs & Stratton Corp.	560,126	0.1
29,147		Brink's Co.	805,332	0.1
22,467	@	Builders FirstSource, Inc.	149,855	0.0
11,800	@	CAI International, Inc.	289,926	0.0
292,618	@	Capstone Turbine Corp.	190,202	0.0
33,580	@	CBIZ, Inc.	313,301	0.0
13,670		Celadon Group, Inc.	372,097	0.0
17,720	@	Chart Industries, Inc.	621,529	0.1
10,346		CIRCOR International, Inc.	565,926	0.1
24,525		Civeo Corp.	62,293	0.0
25,350		Clarcor, Inc.	1,674,621	0.2

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
18,040		Columbus McKinnon Corp.	$485,998	0.1
27,280		Comfort Systems USA, Inc.	573,971	0.1
17,960		Corporate Executive Board Co.	1,434,286	0.1
9,520		Cubic Corp.	492,850	0.1
24,263		Curtiss-Wright Corp.	1,794,006	0.2
25,944		Deluxe Corp.	1,797,400	0.2
40,930	@	DigitalGlobe, Inc.	1,394,485	0.1
21,304		Douglas Dynamics, Inc.	486,583	0.1
5,069	@	DXP Enterprises, Inc.	223,492	0.0
19,803	@	Dycom Industries, Inc.	967,179	0.1
14,560		Dynamic Materials Corp.	185,931	0.0
11,600	@	Echo Global Logistics, Inc.	316,216	0.0
21,197	@,L	Eclipse Resouces Corp	119,127	0.0
34,797		EMCOR Group, Inc.	1,617,017	0.2
13,610		Encore Wire Corp.	515,547	0.1
19,488	@	Enernoc, Inc.	222,163	0.0
24,077		EnerSys	1,546,706	0.2
12,271		Engility Holdings, Inc.	368,621	0.0
17,520		Ennis, Inc.	247,382	0.0
12,440		EnPro Industries, Inc.	820,418	0.1
15,700		ESCO Technologies, Inc.	611,986	0.1
14,702	@	Esterline Technologies Corp.	1,682,203	0.2
6,193	@,L	ExOne Co.	84,534	0.0
8,190		Exponent, Inc.	728,091	0.1
42,240		Federal Signal Corp.	666,970	0.1
18,770		Forward Air Corp.	1,019,211	0.1
30,164		Franklin Electric Co., Inc.	1,150,455	0.1
21,822	@	FTI Consulting, Inc.	817,452	0.1
139,140	@,L	FuelCell Energy, Inc.	173,925	0.0
26,921	@	Furmanite Corp.	212,407	0.0
10,950		G&K Services, Inc.	794,203	0.1
40,151	@	Gencorp, Inc.	931,102	0.1
34,886	@,L	Generac Holdings, Inc.	1,698,599	0.2
20,250		General Cable Corp.	348,907	0.0
24,989	@	Gibraltar Industries, Inc.	410,069	0.0
15,448		Global Power Equipment Group, Inc.	203,914	0.0
14,265		Gorman-Rupp Co.	427,237	0.0
70,557		GrafTech International Ltd.	274,467	0.0
7,726		Graham Corp.	185,192	0.0
18,976		Granite Construction, Inc.	666,817	0.1
41,440	@	Great Lakes Dredge & Dock Corp.	249,054	0.0
14,870	L	Greenbrier Cos., Inc.	862,460	0.1
21,230		Griffon Corp.	370,039	0.0
20,731		H&E Equipment Services, Inc.	518,068	0.1
36,429		Harsco Corp.	628,765	0.1
26,254	@	Hawaiian Holdings, Inc.	578,244	0.1
35,233		Healthcare Services Group, Inc.	1,132,036	0.1
36,890		Heartland Express, Inc.	876,506	0.1
37,203		Heico Corp.	2,271,987	0.2
14,690		Heidrick & Struggles International, Inc.	361,080	0.0
31,432		Herman Miller, Inc.	872,552	0.1
28,900		Hillenbrand, Inc.	892,143	0.1
27,272		HNI, Corp.	1,504,596	0.2
11,853		Houston Wire & Cable Co.	115,330	0.0
22,747	@	HUB Group, Inc.	893,730	0.1
13,554	@	Huron Consulting Group, Inc.	896,597	0.1
5,379		Hyster-Yale Materials Handling, Inc.	394,227	0.0
3,750		Hyster-Yale Materials Handling, Inc. - B shares	274,837	0.0
13,357	@	ICF International, Inc.	545,633	0.1
32,624	@	Innerworkings, Inc.	219,233	0.0
13,880		Insperity, Inc.	725,785	0.1
15,921		Insteel Industries, Inc.	344,371	0.0
33,570		Interface, Inc.	697,585	0.1
130,975	@	JetBlue Airways Corp.	2,521,269	0.3
17,870		John Bean Technologies Corp.	638,316	0.1
8,640		Kadant, Inc.	454,550	0.0
15,500		Kaman Corp.	657,665	0.1
15,330		Kelly Services, Inc.	267,355	0.0
29,295	@,L	Keyw Holding Corp.	241,098	0.0
20,006		Kforce, Inc.	446,334	0.0
22,680		Kimball International, Inc.	237,686	0.0
32,001		Knight Transportation, Inc.	1,032,032	0.1
17,848	L	Knightsbridge Tankers Ltd.	89,240	0.0
31,040		Knoll, Inc.	727,267	0.1
27,230		Korn/Ferry International	895,050	0.1
45,001	@	Kratos Defense & Security Solutions, Inc.	248,856	0.0
9,169		LB Foster Co.	435,344	0.0
7,406		Lindsay Manufacturing Co.	564,707	0.1
14,100		Marten Transport Ltd.	327,120	0.0
13,858	@	Masonite International Corp.	932,089	0.1
31,615	@	Mastec, Inc.	610,169	0.1
21,153		Matson, Inc.	891,810	0.1
18,879		Matthews International Corp.	972,457	0.1
15,580		McGrath Rentcorp	512,738	0.1
54,473	@	Meritor, Inc.	686,905	0.1
9,095		Miller Industries, Inc.	222,828	0.0
23,730		Mobile Mini, Inc.	1,011,847	0.1
22,828	@	Moog, Inc.	1,713,241	0.2
15,920		MSA Safety, Inc.	794,090	0.1
25,594		Mueller Industries, Inc.	924,711	0.1
89,802		Mueller Water Products, Inc.	884,550	0.1
10,100		Multi-Color Corp.	700,233	0.1
16,990	@	MYR Group, Inc./Delaware	532,467	0.1
3,760	L	National Presto Industries, Inc.	238,346	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
32,770	@	Navigant Consulting, Inc.	$424,699	0.0
42,187	L	Navios Maritime Holdings, Inc.	176,342	0.0
9,339	@	NCI Building Systems, Inc.	161,378	0.0
6,000	@	Nortek, Inc.	529,500	0.0
4,805	@	Northwest Pipe Co.	110,275	0.0
27,880	@	On Assignment, Inc.	1,069,756	0.1
22,359	@	Orion Marine Group, Inc.	198,101	0.0
4,259		Park-Ohio Holdings Corp.	224,322	0.0
23,691	@	PGT, Inc.	264,747	0.0
98,190	@,L	Plug Power, Inc.	254,312	0.0
25,165	@	Polypore International, Inc.	1,482,219	0.1
7,301		Powell Industries, Inc.	246,555	0.0
17,527	@	PowerSecure International, Inc.	230,655	0.0
18,117		Primoris Services Corp.	311,431	0.0
11,384	@	Proto Labs, Inc.	796,880	0.1
16,978		Quad/Graphics, Inc.	390,154	0.0
23,080	@	Quality Distribution, Inc.	238,416	0.0
22,771		Quanex Building Products Corp.	449,500	0.0
20,465		Raven Industries, Inc.	418,714	0.0
13,000		RBC Bearings, Inc.	995,020	0.1
31,416	@	Republic Airways Holdings, Inc.	431,970	0.0
29,940		Resources Connection, Inc.	523,950	0.1
33,783		Rexnord Corp.	901,668	0.1
15,000	@	Roadrunner Transportation Systems, Inc.	379,050	0.0
20,600	@	RPX Corp.	296,434	0.0
20,400	@	Rush Enterprises, Inc. - Class A	558,144	0.1
12,092	@	Saia, Inc.	535,676	0.1
79,941	@,L	Scorpio Bulkers Inc.	189,460	0.0
24,810		Simpson Manufacturing Co., Inc.	927,150	0.1
32,734		Skywest, Inc.	478,244	0.0
11,040	@	SP Plus Corp.	241,224	0.0
8,050		Standex International Corp.	661,147	0.1
37,977		Steelcase, Inc.	719,284	0.1
11,967		Sun Hydraulics Corp.	494,955	0.1
43,126		Swift Transportation Co.	1,122,139	0.1
15,174		TAL International Group, Inc.	618,037	0.1
30,497	@	Taser International, Inc.	735,283	0.1
12,204	@	Team, Inc.	475,712	0.0
17,883		Teledyne Technologies, Inc.	1,908,653	0.2
11,980		Tennant Co.	783,133	0.1
36,545		Tetra Tech, Inc.	877,811	0.1
9,409		Textainer Group Holdings Ltd.	282,176	0.0
17,256	@	Thermon Group Holdings, Inc.	415,352	0.0
29,635		Titan International, Inc.	277,384	0.0
14,540	@,L	Titan Machinery, Inc.	194,109	0.0
18,466		Trex Co., Inc.	1,006,951	0.1
22,953	@	Trimas Corp.	706,723	0.1
2,000	@	TriNet Group, Inc.	70,460	0.0
27,520	@	TrueBlue, Inc.	670,112	0.1
22,998	@	Tutor Perini Corp.	537,003	0.1
3,815		Twin Disc, Inc.	67,411	0.0
7,992		Unifirst Corp.	940,578	0.1
23,978		United Stationers, Inc.	982,858	0.1
11,469		Universal Forest Products, Inc.	636,300	0.1
14,110		US Ecology, Inc.	705,077	0.1
42,645	@	UTI Worldwide, Inc.	524,534	0.1
17,360		Viad Corp.	482,955	0.0
8,437	@	Virgin America, Inc.	256,485	0.0
2,425		VSE Corp.	198,559	0.0
43,200	@	Wabash National Corp.	609,120	0.1
18,499	@	WageWorks, Inc.	986,552	0.1
11,516		Watsco, Inc.	1,447,561	0.1
14,082		Watts Water Technologies, Inc.	774,932	0.1
20,879		Werner Enterprises, Inc.	655,809	0.1
20,633	@	Wesco Aircraft Holdings, Inc.	316,098	0.0
13,299		West Corp.	448,575	0.0
33,172		Woodward, Inc.	1,692,104	0.2
27,878	@,L	XPO Logistics, Inc.	1,267,613	0.1
18,733	@	YRC Worldwide, Inc.	336,445	0.0
			134,546,735	13.4

		Information Technology: 17.0%
64,208		ACI Worldwide, Inc.	1,390,745	0.1
44,800	@	Acxiom Corp.	828,352	0.1
34,081		Adtran, Inc.	636,292	0.1
21,387		Advanced Energy Industries, Inc.	548,790	0.1
23,323		Advent Software, Inc.	1,028,778	0.1
14,667	@	Agilysys, Inc.	144,323	0.0
15,546	@,L	Ambarella Inc	1,176,988	0.1
25,970		American Software, Inc.	265,413	0.0
31,120	@	Amkor Technology, Inc.	274,945	0.0
28,307	@,L	Angie's List, Inc.	166,162	0.0
12,552	@	Anixter International, Inc.	955,584	0.1
54,085	@	Applied Micro Circuits Corp.	275,833	0.0
9,348	@,L	Applied Optoelectronics, Inc.	129,750	0.0
57,550		Aruba Networks, Inc.	1,409,399	0.1
50,695	@	Aspen Technology, Inc.	1,951,251	0.2
18,190	@	AVG Technologies	393,814	0.0
9,820		Badger Meter, Inc.	588,611	0.1
35,782		Bankrate, Inc.	405,768	0.0
33,605	@,L	Bazaarvoice, Inc.	189,868	0.0
25,065	@	Benchmark Electronics, Inc.	602,312	0.1
10,080		Black Box Corp.	210,974	0.0
28,960		Blackbaud, Inc.	1,372,125	0.1
27,995	L	Blackhawk Network Holdings, Inc.	1,001,381	0.1
23,434	@	Blucora, Inc.	320,108	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
20,464		Bottomline Technologies, Inc.	$560,100	0.1
27,477	@	Brightcove, Inc.	201,406	0.0
18,000		BroadSoft, Inc.	602,280	0.1
38,480		Brooks Automation, Inc.	447,522	0.1
14,647	@	Cabot Microelectronics Corp.	731,911	0.1
11,171	@	CACI International, Inc.	1,004,496	0.1
22,980	@	CalAmp Corp.	372,046	0.0
26,837	@	Calix, Inc.	225,162	0.0
31,725	@	Callidus Software, Inc.	402,273	0.0
25,828		Cardtronics, Inc.	971,133	0.1
8,629		Cass Information Systems, Inc.	484,432	0.1
27,666	@	Cavium, Inc.	1,959,306	0.2
16,930	@	Ceva, Inc.	360,948	0.0
13,707	@,L	ChannelAdvisor Corp.	132,821	0.0
30,090		Checkpoint Systems, Inc.	325,574	0.0
43,791	@,L	Chegg, Inc.	348,138	0.0
81,311	@	Ciber, Inc.	335,001	0.0
56,606	@	Ciena Corp.	1,093,062	0.1
17,727	@	Cimpress NV	1,495,804	0.2
61,345	@	Cinedigm Corp.	99,379	0.0
33,064	@	Cirrus Logic, Inc.	1,099,709	0.1
46,812	@	Cognex Corp.	2,321,407	0.2
13,437	@	Coherent, Inc.	872,868	0.1
15,820		Cohu, Inc.	173,071	0.0
25,629		Commvault Systems, Inc.	1,119,987	0.1
21,602	@	comScore, Inc.	1,106,022	0.1
9,432		Comtech Telecommunications	273,056	0.0
16,137	@	Comverse, Inc.	317,899	0.0
18,614	@	Constant Contact, Inc.	711,241	0.1
51,015		Convergys Corp.	1,166,713	0.1
29,206		Cornerstone OnDemand, Inc.	843,761	0.1
13,829	@	Covisint Corp.	28,073	0.0
24,000	@	Cray, Inc.	673,920	0.1
17,497		CSG Systems International	531,734	0.1
22,100		CTS Corp.	397,579	0.0
18,122	@,L	CUI Global, Inc.	106,195	0.0
9,718	@	Cvent, Inc.	272,493	0.0
140,209		Cypress Semiconductor Corp.	1,978,349	0.2
31,010		Daktronics, Inc.	335,218	0.0
27,040		DealerTrack Holdings, Inc.	1,041,581	0.1
16,397	@	Demandware, Inc.	998,577	0.1
23,410	@	Diodes, Inc.	668,590	0.1
42,639	@	Dot Hill Systems Corp.	225,987	0.0
20,431	@	DSP Group, Inc.	244,763	0.0
13,563	@	DTS, Inc.	462,091	0.1
78,982		EarthLink Holdings Corp.	350,680	0.0
17,250	L	Ebix, Inc.	524,055	0.1
15,380		Electro Rent Corp.	174,409	0.0
23,840		Electro Scientific Industries, Inc.	147,331	0.0
24,763	@	Electronics for Imaging, Inc.	1,033,855	0.1
17,625	@	Ellie Mae, Inc.	974,839	0.1
54,790	@	Emulex Corp.	436,676	0.1
3,000	@	Endurance International Group Holdings, Inc.	57,180	0.0
84,510	@	Entegris, Inc.	1,156,942	0.1
70,910	@	Entropic Communications, Inc.	209,894	0.0
17,035	@	EPAM Systems, Inc.	1,044,075	0.1
23,250		EPIQ Systems, Inc.	416,872	0.0
4,031	@	ePlus, Inc.	350,415	0.0
28,672		Euronet Worldwide, Inc.	1,684,480	0.2
26,669		EVERTEC, Inc.	582,984	0.1
19,590	@	Exar Corp.	196,879	0.0
17,866		ExlService Holdings, Inc.	664,615	0.1
63,530	@	Extreme Networks, Inc.	200,755	0.0
20,600	@	Fabrinet	391,194	0.0
17,378		Fair Isaac Corp.	1,541,776	0.2
54,436		Fairchild Semiconductor International, Inc.	989,646	0.1
10,797		Faro Technologies, Inc.	670,818	0.1
21,143		FEI Co.	1,614,057	0.2
55,138	@,L	Finisar Corp.	1,176,645	0.1
21,225	@	FleetMatics Group PLC	951,941	0.1
44,403	@	Formfactor, Inc.	393,855	0.0
9,870		Forrester Research, Inc.	363,019	0.0
15,014	@	Gigamon, Inc.	318,897	0.0
52,204	@	Global Cash Access, Inc.	397,794	0.0
24,596	@,L	Global Eagle Entertainment, Inc.	327,373	0.0
57,578	@,L	Glu Mobile, Inc.	288,466	0.0
32,244	@,L	Gogo, Inc.	614,571	0.1
29,400	@	GSI Group, Inc.	391,608	0.0
32,806		Guidewire Software, Inc.	1,725,924	0.2
58,970	@	Harmonic, Inc.	436,968	0.1
20,351		Heartland Payment Systems, Inc.	953,444	0.1
18,818	@	iGate Corp.	802,776	0.1
33,420	@	II-VI, Inc.	616,933	0.1
27,334	@,L	Immersion Corp.	250,926	0.0
12,880		Imperva, Inc.	549,976	0.1
65,091	@	Infinera Corp.	1,280,340	0.1
29,970	@	Infoblox, Inc.	715,384	0.1
30,323		Information Services Group, Inc.	120,989	0.0
23,200	@	Inphi Corp.	413,656	0.0
23,627	@	Insight Enterprises, Inc.	673,842	0.1
71,355	@	Integrated Device Technology, Inc.	1,428,527	0.2
22,400		Integrated Silicon Solution, Inc.	400,736	0.0
9,400	@	Interactive Intelligence Group	387,092	0.0
21,389		InterDigital, Inc.	1,085,278	0.1
45,570	@	Internap Network Services Corp.	466,181	0.1
60,719		Intersil Corp.	869,496	0.1
30,900	@	IntraLinks Holdings, Inc.	319,506	0.0
35,348	@,L	InvenSense, Inc.	537,643	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
18,031	@	Itron, Inc.	$658,312	0.1
31,928	@	Ixia	387,287	0.0
15,870		IXYS Corp.	195,518	0.0
25,020		j2 Global, Inc.	1,643,314	0.2
30,833	@,L	Jive Software, Inc.	158,173	0.0
3,583	@	Kimball Electronics, Inc.	50,664	0.0
37,481	@	Kofax Ltd.	410,417	0.0
48,759	@	Kopin Corp.	171,632	0.0
77,472	@	Lattice Semiconductor Corp.	491,172	0.1
65,570	@	Lionbridge Technologies	375,060	0.0
17,412		Liquidity Services, Inc.	172,031	0.0
10,707		Littelfuse, Inc.	1,064,169	0.1
39,896		LivePerson, Inc.	408,336	0.0
14,883	@	LogMeIn, Inc.	833,299	0.1
6,340	@	Loral Space & Communications, Inc.	433,910	0.1
43,283	@	Manhattan Associates, Inc.	2,190,553	0.2
17,310		Mantech International Corp.	587,501	0.1
20,566		Marchex, Inc.	83,909	0.0
22,658	@	Marin Software, Inc.	142,519	0.0
15,688	@	Marketo, Inc.	401,927	0.0
37,600		MAXIMUS, Inc.	2,510,176	0.3
17,094	@,L	Maxwell Technologies, Inc.	137,778	0.0
46,364		Mentor Graphics Corp.	1,114,127	0.1
32,533	@	Mercury Computer Systems, Inc.	505,888	0.1
19,665		Methode Electronics, Inc.	925,042	0.1
35,340		Micrel, Inc.	532,927	0.1
49,817	@	Microsemi Corp.	1,763,522	0.2
5,270	@	MicroStrategy, Inc.	891,631	0.1
49,000	@,L	Millennial Media, Inc.	71,050	0.0
29,629		MKS Instruments, Inc.	1,001,756	0.1
17,712	@	Model N, Inc.	211,836	0.0
12,316	@	MoneyGram International, Inc.	106,410	0.0
21,310		Monolithic Power Systems, Inc.	1,121,971	0.1
23,270		Monotype Imaging Holdings, Inc.	759,533	0.1
58,484	@	Monster Worldwide, Inc.	370,789	0.0
9,963		MTS Systems Corp.	753,701	0.1
19,158		Netgear, Inc.	629,915	0.1
21,540	L	Netscout Systems, Inc.	944,529	0.1
28,025	L	NeuStar, Inc.	689,975	0.1
25,170	@	Newport Corp.	479,740	0.1
38,160		NIC, Inc.	674,287	0.1
13,974	@	Numerex Corp.	159,304	0.0
4,200		NVE Corp.	289,464	0.0
33,071	@	Omnivision Technologies, Inc.	872,082	0.1
10,222	@	OSI Systems, Inc.	759,086	0.1
11,510		Park Electrochemical Corp.	248,156	0.0
24,992	@	PDF Solutions, Inc.	447,857	0.1
25,600		Pegasystems, Inc.	556,800	0.1
28,927		Perficient, Inc.	598,500	0.1
23,289		Pericom Semiconductor Corp.	360,281	0.0
48,640	@	Photronics, Inc.	413,440	0.0
21,326		Plantronics, Inc.	1,129,212	0.1
16,925	@	Plexus Corp.	690,032	0.1
76,005	@	PMC - Sierra, Inc.	705,326	0.1
62,963	@	Polycom, Inc.	843,704	0.1
14,810		Power Integrations, Inc.	771,305	0.1
32,862	@	Progress Software Corp.	892,861	0.1
20,728	@	Proofpoint, Inc.	1,227,512	0.1
13,911		PROS Holdings, Inc.	343,741	0.0
49,653		QLIK Technologies, Inc.	1,545,698	0.2
46,200	@	QLogic Corp.	680,988	0.1
74,790		Qorvo, Inc.	5,960,763	0.6
12,714	@	Qualys, Inc.	590,947	0.1
190,303	@	Quantum Corp.	304,485	0.0
44,964	@	QuickLogic Corp.	86,781	0.0
33,255	@	QuinStreet, Inc.	197,867	0.0
20,378	@	Rally Software Development Corp.	319,731	0.0
66,753	@	Rambus, Inc.	839,419	0.1
30,375	@	RealD, Inc.	388,496	0.0
26,301	@	RealPage, Inc.	529,702	0.1
9,973	@,L	Rocket Fuel, Inc.	91,752	0.0
17,170	@	Rofin-Sinar Technologies, Inc.	416,029	0.0
10,192	@	Rogers Corp.	837,884	0.1
22,430	@,L	Rubicon Technology, Inc.	88,374	0.0
36,806	@	Ruckus Wireless, Inc.	473,693	0.1
17,030	@	Rudolph Technologies, Inc.	187,671	0.0
40,594	@	Sanmina Corp.	981,969	0.1
15,730	@	Scansource, Inc.	639,424	0.1
20,935		Science Applications International Corp.	1,075,012	0.1
17,764		SciQuest, Inc.	300,745	0.0
21,000	@	Seachange Intl., Inc.	164,850	0.0
36,684	@	Semtech Corp.	977,445	0.1
49,688	@	ServiceSource International, Inc.	154,033	0.0
54,418	@	ShoreTel, Inc.	371,131	0.0
30,903	@	Silicon Graphics International Corp.	268,547	0.0
19,436	@	Silicon Laboratories, Inc.	986,766	0.1
21,659	@,L	Silver Spring Networks, Inc.	193,631	0.0
27,357		Sonus Networks, Inc.	215,573	0.0
8,755	@	SPS Commerce, Inc.	587,460	0.1
32,907		SS&C Technologies Holdings, Inc.	2,050,106	0.2
10,598	@	Stamps.com, Inc.	713,139	0.1
19,243		Super Micro Computer, Inc.	639,060	0.1
24,526	@	SYKES Enterprises, Inc.	609,471	0.1
18,806	@	Synaptics, Inc.	1,529,022	0.2
16,370		Synchronoss Technologies, Inc.	776,920	0.1
12,574		SYNNEX Corp.	971,342	0.1
17,500		Syntel, Inc.	905,275	0.1
41,602	@	Take-Two Interactive Software, Inc.	1,058,979	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
21,033	@	Tangoe, Inc.	$290,255	0.0
15,216		TeleTech Holdings, Inc.	387,247	0.0
29,960		Tessera Technologies, Inc.	1,206,789	0.1
12,689	@	Textura Corp.	344,887	0.0
62,357	@	Tivo, Inc.	661,608	0.1
46,680	@	TTM Technologies, Inc.	420,587	0.0
17,495	@	Tyler Technologies, Inc.	2,108,672	0.2
16,078	L	Ubiquiti Networks, Inc.	475,105	0.1
15,328		Ultimate Software Group, Inc.	2,605,070	0.3
17,710	@	Ultratech, Inc.	307,091	0.0
26,814	@	Unisys Corp.	622,353	0.1
22,855	@,L	Universal Display Corp.	1,068,471	0.1
105,483	@	Unwired Planet Inc.	60,315	0.0
7,564	@,L	Vasco Data Security Intl.	162,929	0.0
22,345		Veeco Instruments, Inc.	682,640	0.1
29,517	@	Verint Systems, Inc.	1,827,988	0.2
22,320	@	Viasat, Inc.	1,330,495	0.1
50,331	@	Violin Memory, Inc.	189,748	0.0
26,200	@,L	VirnetX Holding Corp.	159,558	0.0
18,400	@	Virtusa Corp.	761,392	0.1
13,226	@	Vishay Precision Group, Inc.	210,690	0.0
66,385	@,L	Vringo, Inc.	43,177	0.0
24,100	@	Web.com Group, Inc.	456,695	0.1
21,964	@	WebMD Health Corp.	962,792	0.1
19,620		WEX, Inc.	2,106,403	0.2
39,700	@	Xcerra Corp.	352,933	0.0
23,992	@	XO Group, Inc.	423,939	0.1
18,243	@,L	Xoom Corp.	267,990	0.0
51,605	@	Zix Corp.	202,808	0.0
			169,841,213	17.0

		Materials: 4.2%
18,667		A Schulman, Inc.	899,749	0.1
2,912	@	AEP Industries, Inc.	160,277	0.0
86,756	@,L	AK Steel Holding Corp.	387,799	0.0
18,280		American Vanguard Corp.	194,134	0.0
35,983		Axiall Corp.	1,689,042	0.2
15,215		Balchem Corp.	842,607	0.1
40,988		Berry Plastics Group, Inc.	1,483,356	0.2
13,913		Boise Cascade Co.	521,181	0.1
38,480		Calgon Carbon Corp.	810,774	0.1
29,481	@	Century Aluminum Co.	406,838	0.0
45,059		Chemtura Corp.	1,229,660	0.1
12,628	@	Clearwater Paper Corp.	824,608	0.1
73,787	@,L	Coeur d'Alene Mines Corp.	347,537	0.0
52,649		Commercial Metals Co.	852,387	0.1
7,544		Deltic Timber Corp.	499,790	0.1
46,339	@	Ferro Corp.	581,554	0.1
33,404	@	Flotek Industries, Inc.	492,375	0.1
40,457		Globe Specialty Metals, Inc.	765,446	0.1
38,243		Gold Resource Corp.	121,995	0.0
159,893		Graphic Packaging Holding Co.	2,324,844	0.2
6,410		Hawkins, Inc.	243,516	0.0
8,240		Haynes International, Inc.	367,586	0.0
24,764		HB Fuller Co.	1,061,633	0.1
45,154	@	Headwaters, Inc.	828,124	0.1
220,047		Hecla Mining Co.	655,740	0.1
32,120		Horsehead Holding Corp.	406,639	0.0
12,450		Innophos Holdings, Inc.	701,682	0.1
11,400		Innospec, Inc.	528,846	0.1
30,635	@	Intrepid Potash, Inc.	353,834	0.0
8,277		Kaiser Aluminum Corp.	636,419	0.1
42,779		KapStone Paper and Packaging Corp.	1,404,862	0.1
12,030		Koppers Holdings, Inc.	236,750	0.0
21,400	@	Kraton Performance Polymers, Inc.	432,494	0.0
20,076	@	Landec Corp.	280,060	0.0
73,592	@	Louisiana-Pacific Corp.	1,215,004	0.1
11,370	@	LSB Industries, Inc.	469,922	0.0
11,974		Materion Corp.	460,161	0.0
18,481		Minerals Technologies, Inc.	1,350,961	0.1
106,145	@,L	Molycorp, Inc.	40,898	0.0
19,190		Myers Industries, Inc.	336,401	0.0
10,995		Neenah Paper, Inc.	687,627	0.1
36,268		Olin Corp.	1,162,027	0.1
19,800		OM Group, Inc.	594,594	0.1
43,420	@	Omnova Solutions, Inc.	370,373	0.0
21,710		PH Glatfelter Co.	597,676	0.1
48,101		PolyOne Corp.	1,796,572	0.2
6,735		Quaker Chemical Corp.	576,785	0.1
41,726	@	Resolute Forest Products	719,774	0.1
19,780	@	RTI International Metals, Inc.	710,300	0.1
18,008		Schnitzer Steel Industries, Inc.	285,607	0.0
17,322		Schweitzer-Mauduit International, Inc.	798,891	0.1
30,358	@,L	Senomyx, Inc.	133,879	0.0
23,246		Sensient Technologies Corp.	1,601,185	0.2
9,180		Stepan Co.	382,439	0.0
65,985	@	Stillwater Mining Co	852,526	0.1
43,300		SunCoke Energy, Inc.	646,902	0.1
18,710		Tredegar Corp.	376,258	0.0
29,247		Tronox Ltd. - CL A	594,592	0.1
12,459	@	US Concrete Inc.	422,111	0.0
43,879	L	Walter Industries, Inc.	27,205	0.0
37,119		Wausau Paper Corp.	353,744	0.0
28,689		Worthington Industries, Inc.	763,414	0.1
14,460		Zep, Inc.	246,254	0.0
			42,148,220	4.2

		Telecommunication Services: 0.8%
62,141	@	8x8, Inc.	521,984	0.1
5,350		Atlantic Tele-Network, Inc.	370,327	0.0
145,040	@	Cincinnati Bell, Inc.	511,991	0.1
25,955		Cogent Communications Group, Inc.	916,990	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Telecommunication Services: (continued)
24,137		Consolidated Communications Holdings, Inc.	$492,395	0.1
16,116	@	Fairpoint Communications, Inc.	283,642	0.0
30,820	@	General Communication, Inc.	485,723	0.1
156,111	@,L	Globalstar, Inc.	519,850	0.1
42,970	@	inContact, Inc.	468,373	0.0
16,895		Inteliquent, Inc.	265,927	0.0
12,181	@	Intelsat SA	146,172	0.0
46,600	@,L	Iridium Communications, Inc.	452,486	0.0
40,289	@	Leap Wireless International, Inc. - CVR	106,766	0.0
16,131		Lumos Networks Corp.	246,159	0.0
16,372	@,L	magicJack VocalTec Ltd.	111,984	0.0
112,006	@	Pendrell Corp.	145,608	0.0
35,370	@	Premier Global Services, Inc.	338,137	0.0
8,426		Reis, Inc.	216,043	0.0
8,604	@	RingCentral, Inc.	131,899	0.0
16,392		Shenandoah Telecom Co.	510,775	0.1
20,630		Spok Holdings, Inc.	395,477	0.0
110,403	@	Vonage Holdings Corp.	542,079	0.1
			8,180,787	0.8

		Utilities: 3.3%
16,147	L	Abengoa Yield PLC	545,446	0.1
20,480		Allete, Inc.	1,080,525	0.1
22,700		American States Water Co.	905,503	0.1
102,927	L	Atlantic Power Corp.	289,225	0.0
34,810		Avista Corp.	1,189,806	0.1
24,722		Black Hills Corp.	1,246,978	0.1
25,280		California Water Service Group	619,613	0.1
5,820		Chesapeake Utilities Corp.	294,550	0.0
30,383		Cleco Corp.	1,656,481	0.2
62,294		Dynegy, Inc.	1,957,900	0.2
27,800		El Paso Electric Co.	1,074,192	0.1
26,590		Empire District Electric Co.	659,964	0.1
28,059		Idacorp, Inc.	1,764,069	0.2
22,399		Laclede Group, Inc.	1,147,277	0.1
21,690		MGE Energy, Inc.	961,301	0.1
50,596		New Jersey Resources Corp.	1,571,512	0.2
18,570		Northwest Natural Gas Co.	890,431	0.1
25,824		NorthWestern Corp.	1,389,073	0.1
10,260	L	NRG Yield, Inc.	520,490	0.1
22,746		ONE Gas, Inc.	983,310	0.1
10,496		Ormat Technologies, Inc.	399,058	0.0
20,700		Otter Tail Corp.	665,919	0.1
16,286		Pattern Energy Group, Inc.	461,220	0.0
45,008		Piedmont Natural Gas Co.	1,661,245	0.2
49,945		PNM Resources, Inc.	1,458,394	0.1
40,383		Portland General Electric Co.	1,497,805	0.2
9,130		SJW Corp.	282,208	0.0
19,750		South Jersey Industries, Inc.	1,072,030	0.1
24,965		Southwest Gas Corp.	1,452,214	0.1
10,140		TerraForm Power, Inc.	370,211	0.0
28,870		UIL Holdings Corp.	1,484,495	0.1
6,300		Unitil Corp.	219,051	0.0
30,257		WGL Holdings, Inc.	1,706,495	0.2
			33,477,991	3.3

	Total Common Stock
	(Cost $ 589,014,070)		966,026,371	96.4

WARRANTS: 0.0%
		Energy: 0.0%
11,987	@	Magnum Hunter Resources Corp.	1,809	0.0

	Total Warrants
	(Cost $–)		1,809	0.0

	Total Long-Term Investments
	(Cost $ 589,014,070)		966,028,180	96.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.0%
	Securities Lending Collateralcc: 5.3%
2,675,624	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $ 2,675,634, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $ 2,729,137, due 06/01/16-03/01/45)	2,675,624	0.2
12,710,236	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $ 12,710,299, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $ 12,964,441, due 02/15/16-03/01/48)	12,710,236	1.3

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
12,710,236	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/15, 0.15%, due 04/01/15 (Repurchase Amount $ 12,710,288, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $ 12,964,441, due 06/01/15-04/01/45)	$12,710,236	1.3
12,710,236	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $ 12,710,313, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $ 12,964,441, due 08/15/17-02/15/42)	12,710,236	1.2
12,710,236	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $ 12,710,281, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $ 12,964,441, due 08/18/15-10/20/64)	12,710,236	1.3
		53,516,568	5.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.7%
36,570,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $ 36,570,000)	36,570,000	3.7

	Total Short-Term Investments
	(Cost $ 90,086,568)	90,086,568	9.0

	Total Investments in Securities (Cost $ 679,100,638)	$1,056,114,748	105.4
	Liabilities in Excess of Other Assets	(54,488,067)	(5.4)
	Net Assets	$1,001,626,681	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $ 680,689,140.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$431,535,964
Gross Unrealized Depreciation	(56,110,356)

Net Unrealized Appreciation	$375,425,608

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$134,602,109	$–	$–	$134,602,109
Consumer Staples	31,564,126	–	–	31,564,126
Energy	32,345,159	–	–	32,345,159
Financials	231,392,007	–	–	231,392,007
Health Care	147,876,712	–	51,312	147,928,024
Industrials	134,017,235	529,500	–	134,546,735
Information Technology	169,841,213	–	–	169,841,213
Materials	42,148,220	–	–	42,148,220
Telecommunication Services	8,074,021	–	106,766	8,180,787
Utilities	33,477,991	–	–	33,477,991
Total Common Stock	965,338,793	529,500	158,078	966,026,371
Warrants	–	1,809	–	1,809
Short-Term Investments	36,570,000	53,516,568	–	90,086,568
Total Investments, at fair value	$1,001,908,793	$54,047,877	$158,078	$1,056,114,748
Other Financial Instruments+
Futures	705,643	–	–	705,643
Total Assets	$1,002,614,436	$54,047,877	$158,078	$1,056,820,391

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2015, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	309	06/19/15	$38,591,010	$705,643
			$38,591,010	$705,643

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Russell™ Small Cap Index Portfolio as of March 31, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$705,643
Total Asset Derivatives		$705,643

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Consumer Discretionary: 14.4%
112,400		AMC Entertainment Holdings, Inc.	$3,989,076	0.6
409,000	@	Belmond Ltd	5,022,520	0.8
109,700		Cheesecake Factory	5,411,501	0.8
79,900		Childrens Place Retail Stores, Inc.	5,128,781	0.8
105,571		Dave & Buster's Entertainment, Inc.	3,215,693	0.5
115,236	@	Express, Inc.	1,904,851	0.3
190,200		Finish Line, Inc.	4,663,704	0.7
73,100	@	Hibbett Sporting Goods, Inc.	3,586,286	0.6
109,155	@	Imax Corp.	3,679,615	0.6
61,500		Jack in the Box, Inc.	5,899,080	0.9
178,300		La Quinta Holdings, Inc.	4,222,144	0.7
174,511		La-Z-Boy, Inc.	4,905,504	0.8
67,257		Life Time Fitness, Inc.	4,772,557	0.7
91,050		Monro Muffler Brake, Inc.	5,922,802	0.9
77,300		Papa John's International, Inc.	4,777,913	0.7
198,775		Pier 1 Imports, Inc.	2,778,875	0.4
56,616		Pool Corp.	3,949,532	0.6
133,100	@	Sally Beauty Holdings, Inc.	4,574,647	0.7
70,500	L	Sturm Ruger & Co., Inc.	3,498,915	0.5
50,700		Vail Resorts, Inc.	5,243,394	0.8
190,600		Wolverine World Wide, Inc.	6,375,570	1.0
			93,522,960	14.4

		Consumer Staples: 2.2%
48,010		Casey's General Stores, Inc.	4,325,701	0.7
201,300		Flowers Foods, Inc.	4,577,562	0.7
128,000		Pinnacle Foods, Inc.	5,223,680	0.8
			14,126,943	2.2

		Energy: 3.7%
277,600		Bill Barrett Corp.	2,304,080	0.4
107,300		Carrizo Oil & Gas, Inc.	5,327,445	0.8
313,500		Cloud Peak Energy, Inc.	1,824,570	0.3
28,782	@	Dril-Quip, Inc.	1,968,401	0.3
338,810		Energy XXI Bermuda Ltd.	1,233,268	0.2
676,000	@	Key Energy Services, Inc.	1,230,320	0.2
351,700	L	Nordic American Tankers Ltd.	4,188,747	0.6
633,300		Petroquest Energy, Inc.	1,456,590	0.2
120,200		Rosetta Resources, Inc.	2,045,804	0.3
91,500	@	Unit Corp.	2,560,170	0.4
			24,139,395	3.7

		Financials: 24.0%
225,300		Colony Financial, Inc.	5,839,776	0.9
164,182		CubeSmart	3,964,995	0.6
105,400		CyrusOne, Inc.	3,280,048	0.5
151,937		DCT Industrial Trust, Inc.	5,266,136	0.8
114,860		Easterly Government Properties, Inc.	1,843,503	0.3
134,035		Encore Capital Group, Inc.	5,574,516	0.9
97,803		Evercore Partners, Inc.	5,052,503	0.8
169,379		First American Financial Corp.	6,043,443	0.9
151,395		FirstMerit Corp.	2,885,589	0.4
152,778		Great Western Bancorp, Inc.	3,362,644	0.5
113,900		Highwoods Properties, Inc.	5,214,342	0.8
38,400		Infinity Property & Casualty Corp.	3,150,720	0.5
97,900		Kennedy-Wilson Holdings, Inc.	2,559,106	0.4
156,418		LaSalle Hotel Properties	6,078,403	0.9
44,161		MarketAxess Holdings, Inc.	3,660,947	0.6
194,300		MB Financial, Inc.	6,083,533	0.9
67,900		Nelnet, Inc.	3,213,028	0.5
112,700		PacWest Bancorp	5,284,503	0.8
55,176		Primerica, Inc.	2,808,458	0.4
96,600		PrivateBancorp, Inc.	3,397,422	0.5
39,936		ProAssurance Corp.	1,833,462	0.3
99,518		Prosperity Bancshares, Inc.	5,222,705	0.8
76,323		QTS Realty Trust, Inc.	2,778,920	0.4
348,800		Radian Group, Inc.	5,856,352	0.9
178,288		Redwood Trust, Inc.	3,186,007	0.5
153,300		Selective Insurance Group	4,453,365	0.7
38,433		Signature Bank	4,980,148	0.8
90,500		South State Corp.	6,189,295	1.0
57,665		Springleaf Holdings, Inc.	2,985,317	0.5
51,889		Square 1 Financial, Inc.	1,389,068	0.2
231,400		Starwood Property Trust, Inc.	5,623,020	0.9
268,400		Sterling Bancorp/DE	3,599,244	0.6
78,485	@	Stifel Financial Corp.	4,375,539	0.7
45,324	@	SVB Financial Group	5,757,961	0.9
221,960		Talmer Bancorp, Inc.	3,399,317	0.5
158,400		Urban Edge Properties	3,754,080	0.6
138,300		Webster Financial Corp.	5,124,015	0.8
			155,071,430	24.0

		Health Care: 11.3%
62,391		Acorda Therapeutics, Inc.	2,076,373	0.3
57,300		Aerie Pharmaceuticals, Inc.	1,795,782	0.3
128,200		AMN Healthcare Services, Inc.	2,957,574	0.5
76,049	@	Amsurg Corp.	4,678,534	0.7
55,499		Charles River Laboratories International, Inc.	4,400,516	0.7
111,300		Envision Healthcare Holdings, Inc.	4,268,355	0.7
96,700		Greatbatch, Inc.	5,594,095	0.9
54,024	@	Haemonetics Corp.	2,426,758	0.4

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
153,600	@,L	Halozyme Therapeutics, Inc.	$2,193,408	0.3
160,149		Healthsouth Corp.	7,104,210	1.1
86,000		Hill-Rom Holdings, Inc.	4,214,000	0.6
37,875		Impax Laboratories, Inc.	1,775,201	0.3
29,300		Isis Pharmaceuticals, Inc.	1,865,531	0.3
108,700	@	Masimo Corp.	3,584,926	0.5
58,748		Medicines Co.	1,646,119	0.2
53,014	@	Mednax, Inc.	3,844,045	0.6
117,752	@	Nektar Therapeutics	1,295,272	0.2
124,736		Owens & Minor, Inc.	4,221,066	0.6
79,380		Steris Corp.	5,578,033	0.9
29,900		Tetraphase Pharmaceuticals, Inc.	1,095,536	0.2
80,000	@	Thoratec Corp.	3,351,200	0.5
37,600		WellCare Health Plans, Inc.	3,438,896	0.5
			73,405,430	11.3

		Industrials: 17.9%
32,100		ABM Industries, Inc.	1,022,706	0.2
191,700		Actuant Corp.	4,550,958	0.7
110,300		Atlas Air Worldwide Holdings, Inc.	4,745,106	0.7
144,100		Barnes Group, Inc.	5,834,609	0.9
135,900	@	Beacon Roofing Supply, Inc.	4,253,670	0.7
394,500		Blount International, Inc.	5,081,160	0.8
224,600		Brady Corp.	6,353,934	1.0
89,000		Clarcor, Inc.	5,879,340	0.9
66,200		Curtiss-Wright Corp.	4,894,828	0.8
71,400		Forward Air Corp.	3,877,020	0.6
151,517		Healthcare Services Group, Inc.	4,868,241	0.8
218,100		Heartland Express, Inc.	5,182,056	0.8
94,700	@	HUB Group, Inc.	3,720,763	0.6
139,100		KAR Auction Services, Inc.	5,276,063	0.8
136,000	@	On Assignment, Inc.	5,218,320	0.8
81,718		Orbital ATK, Inc.	6,262,050	1.0
60,122		Regal-Beloit Corp.	4,804,950	0.7
89,194		Resources Connection, Inc.	1,560,895	0.2
40,299		Teledyne Technologies, Inc.	4,301,112	0.7
149,200		Tetra Tech, Inc.	3,583,784	0.6
86,900		Toro Co.	6,093,428	0.9
86,300		Universal Forest Products, Inc.	4,787,924	0.7
59,400		Waste Connections, Inc.	2,859,516	0.4
103,913		Watts Water Technologies, Inc.	5,718,333	0.9
95,400		Woodward, Inc.	4,866,354	0.7
			115,597,120	17.9

		Information Technology: 16.8%
135,900		Advanced Energy Industries, Inc.	3,487,194	0.5
92,200		Advent Software, Inc.	4,066,942	0.6
9,543	@	Ansys, Inc.	841,597	0.1
85,238		Bankrate, Inc.	966,599	0.2
60,912		Blackhawk Network Holdings, Inc.	2,178,822	0.3
45,000		Bottomline Technologies, Inc.	1,231,650	0.2
40,000	@	CACI International, Inc.	3,596,800	0.6
176,766		Cardtronics, Inc.	6,646,402	1.0
118,500		Commvault Systems, Inc.	5,178,450	0.8
166,400		Cornerstone OnDemand, Inc.	4,807,296	0.7
225,500		EVERTEC, Inc.	4,929,430	0.8
87,100		Flir Systems, Inc.	2,724,488	0.4
89,800		j2 Global, Inc.	5,898,064	0.9
50,200		Littelfuse, Inc.	4,989,378	0.8
191,500	@	Microsemi Corp.	6,779,100	1.1
79,917		MKS Instruments, Inc.	2,701,994	0.4
102,900		Netgear, Inc.	3,383,352	0.5
87,600		Plantronics, Inc.	4,638,420	0.7
108,959	@	Plexus Corp.	4,442,258	0.7
296,700	@	Polycom, Inc.	3,975,780	0.6
142,169		Q2 Holdings, Inc.	3,005,453	0.5
213,600		QLIK Technologies, Inc.	6,649,368	1.0
122,700	@	Rofin-Sinar Technologies, Inc.	2,973,021	0.5
122,400	@	Semtech Corp.	3,261,348	0.5
33,200		Ultimate Software Group, Inc.	5,642,506	0.9
136,400		Veeco Instruments, Inc.	4,167,020	0.7
49,500		WEX, Inc.	5,314,320	0.8
			108,477,052	16.8

		Materials: 4.8%
60,300		Carpenter Technology Corp.	2,344,464	0.4
326,000		Commercial Metals Co.	5,277,940	0.8
151,800		HB Fuller Co.	6,507,666	1.0
78,889		Minerals Technologies, Inc.	5,766,786	0.9
47,100		Olin Corp.	1,509,084	0.2
725,400	@	Thompson Creek Metals Co., Inc.	957,528	0.1
140,100		Worthington Industries, Inc.	3,728,061	0.6
305,100		Zep, Inc.	5,195,853	0.8
			31,287,382	4.8

		Utilities: 2.1%
135,097		El Paso Electric Co.	5,220,148	0.8
30,384		Idacorp, Inc.	1,910,242	0.3
74,568		ONE Gas, Inc.	3,223,575	0.5
86,800		Portland General Electric Co.	3,219,412	0.5
			13,573,377	2.1

	Total Common Stock
	(Cost $493,787,370)		629,201,089	97.2

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.5%
26,900	iShares Russell 2000 Index Fund	$3,345,015	0.5

	Total Exchange-Traded Funds
	(Cost $3,071,821)	3,345,015	0.5

	Total Long-Term Investments
	(Cost $496,859,191)	632,546,104	97.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
	Securities Lending Collateralcc: 0.8%
260,019	BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $260,020, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $265,219, due 06/01/16-03/01/45)	260,019	0.0
1,235,183	Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $1,235,189, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,259,887, due 02/15/16-03/01/48)	1,235,183	0.2
1,235,183	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/15, 0.15%, due 04/01/15 (Repurchase Amount $1,235,188, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,259,887, due 06/01/15-04/01/45)	1,235,183	0.2
1,235,183	Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $1,235,190, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $1,259,887, due 08/15/17-02/15/42)	1,235,183	0.2
1,235,183	Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $1,235,187, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $1,259,887, due 08/18/15-10/20/64)	1,235,183	0.2
		5,200,751	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
14,179,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $14,179,000)	14,179,000	2.2

	Total Short-Term Investments
	(Cost $19,379,751)	19,379,751	3.0

	Total Investments in Securities (Cost $516,238,942)	$651,925,855	100.7
	Liabilities in Excess of Other Assets	(4,741,173)	(0.7)
	Net Assets	$647,184,682	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
@	Non-income producing security.

cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $518,802,381.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$160,566,868
Gross Unrealized Depreciation	(27,443,394)

Net Unrealized Appreciation	$133,123,474

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Common Stock*	$629,201,089	$–	$–	$629,201,089
Exchange-Traded Funds	3,345,015	–	–	3,345,015
Short-Term Investments	14,179,000	5,200,751	–	19,379,751
Total Investments, at fair value	$646,725,104	$5,200,751	$–	$651,925,855

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.8%
		Basic Materials: 1.8%
1,000,000		Agrium, Inc., 3.150%, 10/01/22	$1,004,364	0.0
1,000,000		Agrium, Inc., 3.500%, 06/01/23	1,020,504	0.0
500,000		Agrium, Inc., 4.125%, 03/15/35	497,443	0.0
750,000		Air Products & Chemicals, Inc., 1.200%, 10/15/17	751,465	0.0
500,000		Airgas, Inc., 2.900%, 11/15/22	496,638	0.0
3,200,000		AngloGold Ashanti Ltd., 5.375%, 04/15/20	3,181,104	0.1
1,300,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/39	1,306,223	0.1
3,700,000		BHP Billiton Finance USA Ltd., 3.250%, 11/21/21	3,870,533	0.1
500,000		Cabot Corp., 2.550%, 01/15/18	512,094	0.0
800,000		Cabot Corp., 3.700%, 07/15/22	825,528	0.0
500,000		CF Industries, Inc., 3.450%, 06/01/23	504,622	0.0
400,000		CF Industries, Inc., 5.150%, 03/15/34	439,760	0.0
1,500,000		CF Industries, Inc., 7.125%, 05/01/20	1,809,384	0.1
3,282,000		Dow Chemical Co., 8.550%, 05/15/19	4,112,802	0.1
500,000		Dow Chemical Co/The, 4.250%, 10/01/34	510,314	0.0
500,000		Dow Chemical Co/The, 4.625%, 10/01/44	524,847	0.0
1,000,000		Eastman Chemical Co., 4.500%, 01/15/21	1,096,166	0.0
400,000		Eastman Chemical Co., 4.650%, 10/15/44	421,534	0.0
500,000		Ecolab, Inc., 1.000%, 08/09/15	500,612	0.0
725,000		Ecolab, Inc., 4.350%, 12/08/21	800,051	0.0
2,279,000		EI Du Pont de Nemours & Co., 6.000%, 07/15/18	2,598,885	0.1
525,000		Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	522,716	0.0
750,000	L	Freeport-McMoRan Copper & Gold, Inc., 3.100%, 03/15/20	731,599	0.0
500,000		Freeport-McMoRan Copper & Gold, Inc., 3.550%, 03/01/22	463,232	0.0
500,000		Freeport-McMoRan Copper & Gold, Inc., 5.450%, 03/15/43	449,101	0.0
250,000		Freeport-McMoRan, Inc., 2.300%, 11/14/17	249,326	0.0
200,000		Freeport-McMoRan, Inc., 4.000%, 11/14/21	195,486	0.0
200,000		Freeport-McMoRan, Inc., 5.400%, 11/14/34	183,404	0.0
250,000		Goldcorp, Inc., 3.625%, 06/09/21	254,552	0.0
400,000		International Paper Co., 3.650%, 06/15/24	408,606	0.0
500,000		LYB International Finance BV, 4.000%, 07/15/23	531,320	0.0
250,000		Monsanto Co., 2.125%, 07/15/19	253,669	0.0
1,000,000		Monsanto Co., 2.200%, 07/15/22	972,054	0.0
400,000		Monsanto Co., 2.750%, 07/15/21	409,964	0.0
1,000,000		Monsanto Co., 3.600%, 07/15/42	951,050	0.0
250,000		Monsanto Co., 4.200%, 07/15/34	268,819	0.0
250,000		Mosaic Co., 5.450%, 11/15/33	289,969	0.0
1,500,000		Newmont Mining Corp., 3.500%, 03/15/22	1,458,077	0.1
2,000,000		Potash Corp. of Saskatchewan, Inc., 5.625%, 12/01/40	2,517,238	0.1
1,000,000		Praxair, Inc., 2.200%, 08/15/22	976,361	0.0
4,365,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/18	5,017,611	0.2
500,000		Rio Tinto Finance USA PLC, 1.375%, 06/17/16	502,808	0.0
490,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	492,895	0.0
250,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	254,312	0.0
1,539,000		RPM International, Inc., 3.450%, 11/15/22	1,535,468	0.1
600,000		Sherwin-Williams Co., 1.350%, 12/15/17	601,163	0.0
5,000,000		Southern Copper Corp., 5.375%, 04/16/20	5,575,000	0.2
350,000		Southern Copper Corp., 6.750%, 04/16/40	376,635	0.0
3,000,000		Teck Resources Ltd., 4.750%, 01/15/22	3,025,008	0.1
3,350,000		Teck Resources Ltd, 2.500%, 02/01/18	3,339,608	0.1
1,220,000	L	Vale Overseas Ltd., 4.625%, 09/15/20	1,222,440	0.1
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/36	1,900,651	0.1
1,000,000	L	Vale Overseas Ltd, 4.375%, 01/11/22	966,270	0.0
750,000		Vale SA, 5.625%, 09/11/42	653,948	0.0
1,500,000	#	Xstrata Finance Canada Ltd., 2.700%, 10/25/17	1,522,593	0.1
			65,857,826	1.8

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: 3.6%
250,000		21st Century Fox America, Inc., 4.750%, 09/15/44	$281,386	0.0
300,000		Amazon.com, Inc., 0.650%, 11/27/15	300,364	0.0
300,000		Amazon.com, Inc., 1.200%, 11/29/17	300,183	0.0
300,000		Amazon.com, Inc., 2.500%, 11/29/22	295,379	0.0
5,000,000		America Movil SAB de CV, 5.000%, 03/30/20	5,691,100	0.2
300,000		AT&T, Inc., 1.400%, 12/01/17	298,547	0.0
755,000		AT&T, Inc., 1.700%, 06/01/17	757,831	0.0
300,000	L	AT&T, Inc., 2.625%, 12/01/22	292,669	0.0
8,000,000		AT&T, Inc., 2.950%, 05/15/16	8,168,616	0.2
5,150,000		AT&T, Inc., 6.500%, 09/01/37	6,329,082	0.2
500,000		British Telecommunications PLC, 1.250%, 02/14/17	500,437	0.0
1,500,000		British Telecommunications PLC, 1.625%, 06/28/16	1,511,403	0.1
500,000		British Telecommunications PLC, 2.350%, 02/14/19	508,682	0.0
300,000		CBS Corp., 2.300%, 08/15/19	300,355	0.0
300,000		CBS Corp., 3.700%, 08/15/24	309,511	0.0
2,000,000		CBS Corp., 4.300%, 02/15/21	2,163,180	0.1
250,000		CBS Corp., 4.600%, 01/15/45	255,771	0.0
300,000		CBS Corp., 4.900%, 08/15/44	319,135	0.0
1,000,000		Cisco Systems, Inc., 1.100%, 03/03/17	1,006,580	0.0
1,000,000		Cisco Systems, Inc., 2.125%, 03/01/19	1,021,048	0.0
1,000,000		Cisco Systems, Inc., 2.900%, 03/04/21	1,053,546	0.0
1,000,000		Cisco Systems, Inc., 3.625%, 03/04/24	1,081,524	0.0
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/40	1,861,717	0.1
500,000		Comcast Corp., 3.375%, 02/15/25	523,541	0.0
1,250,000		Comcast Corp., 3.600%, 03/01/24	1,343,170	0.1
750,000		Comcast Corp., 4.250%, 01/15/33	811,237	0.0
750,000		Comcast Corp., 4.200%, 08/15/34	814,221	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/43	1,102,501	0.0
2,000,000		Comcast Corp., 6.300%, 11/15/17	2,259,362	0.1
335,000		Comcast Corp., 6.500%, 11/15/35	456,828	0.0
750,000		Corning, Inc., 1.450%, 11/15/17	753,619	0.0
300,000	#	Cox Communications, Inc., 3.250%, 12/15/22	304,815	0.0
500,000		DirecTV Financing Co., Inc., 1.750%, 01/15/18	500,344	0.0
3,120,000		DirecTV Holdings, LLC, 6.000%, 08/15/40	3,554,326	0.1
750,000		Discovery Communications LLC, 3.250%, 04/01/23	748,207	0.0
1,800,000		Discovery Communications, LLC, 4.375%, 06/15/21	1,944,076	0.1
250,000		eBay, Inc., 1.350%, 07/15/17	249,795	0.0
300,000		eBay, Inc., 2.875%, 08/01/21	301,246	0.0
300,000		eBay, Inc., 3.450%, 08/01/24	297,410	0.0
250,000		eBay, Inc., 4.000%, 07/15/42	217,597	0.0
1,500,000		Expedia, Inc., 5.950%, 08/15/20	1,695,282	0.1
1,000,000	L	Expedia, Inc., 7.456%, 08/15/18	1,158,503	0.1
4,220,000		Google, Inc., 2.125%, 05/19/16	4,302,320	0.1
500,000		Juniper Networks, Inc., 4.500%, 03/15/24	515,431	0.0
300,000		Motorola Solutions, Inc., 3.500%, 09/01/21	307,954	0.0
100,000	L	Motorola Solutions, Inc., 4.000%, 09/01/24	103,534	0.0
1,500,000	#	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19	1,510,859	0.1
500,000		NBCUniversal Media, LLC, 2.875%, 01/15/23	506,993	0.0
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	549,733	0.0
3,550,000		News America, Inc., 6.150%, 03/01/37	4,599,625	0.1
1,500,000		Omnicom Group, Inc., 3.625%, 05/01/22	1,578,434	0.1
250,000		Orange SA, 2.750%, 02/06/19	259,163	0.0
500,000		Orange SA, 5.500%, 02/06/44	596,006	0.0
1,500,000		Qwest Corp., 6.750%, 12/01/21	1,721,718	0.1
250,000		Rogers Communications, Inc., 5.000%, 03/15/44	276,686	0.0
250,000		Scripps Networks Interactive, Inc., 3.900%, 11/15/24	258,444	0.0
1,000,000		Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	1,074,546	0.0
750,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	782,655	0.0
2,655,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	2,722,979	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
700,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	$789,688	0.0
2,000,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	2,288,574	0.1
750,000		Time Warner Cable, Inc., 4.125%, 02/15/21	807,668	0.0
1,000,000		Time Warner Cable, Inc., 4.500%, 09/15/42	1,038,161	0.0
5,075,000		Time Warner Cable, Inc., 5.850%, 05/01/17	5,521,818	0.2
500,000		Time Warner, Inc., 2.100%, 06/01/19	503,037	0.0
500,000		Time Warner, Inc., 3.550%, 06/01/24	518,839	0.0
500,000		Time Warner, Inc., 4.650%, 06/01/44	540,903	0.0
3,500,000		Time Warner, Inc., 4.875%, 03/15/20	3,927,935	0.1
400,000		Time Warner, Inc., 5.350%, 12/15/43	468,638	0.0
1,925,000		Time Warner, Inc., 6.500%, 11/15/36	2,506,473	0.1
500,000		Verizon Communications, Inc., 1.100%, 11/01/17	495,764	0.0
500,000		Verizon Communications, Inc., 2.550%, 06/17/19	512,500	0.0
776,000		Verizon Communications, Inc., 2.625%, 02/21/20	790,912	0.0
500,000		Verizon Communications, Inc., 3.450%, 03/15/21	523,345	0.0
500,000		Verizon Communications, Inc., 4.150%, 03/15/24	537,513	0.0
650,000		Verizon Communications, Inc., 4.400%, 11/01/34	664,361	0.0
655,000	#	Verizon Communications, Inc., 4.522%, 09/15/48	652,668	0.0
3,000,000		Verizon Communications, Inc., 4.500%, 09/15/20	3,315,234	0.1
3,000,000		Verizon Communications, Inc., 4.750%, 11/01/41	3,123,744	0.1
4,636,000		Verizon Communications, Inc., 4.862%, 08/21/46	4,866,089	0.1
133,000		Verizon Communications, Inc., 5.012%, 08/21/54	138,622	0.0
1,250,000		Verizon Communications, Inc., 5.050%, 03/15/34	1,359,953	0.1
1,375,000		Verizon Communications, Inc., 5.150%, 09/15/23	1,577,513	0.1
5,225,000		Verizon Communications, Inc., 6.350%, 04/01/19	6,085,808	0.2
40,000		Verizon Communications, Inc., 6.400%, 09/15/33	50,017	0.0
135,000		Verizon Communications, Inc., 6.550%, 09/15/43	175,552	0.0
400,000		Viacom, Inc., 2.200%, 04/01/19	400,428	0.0
3,500,000		Viacom, Inc., 2.500%, 12/15/16	3,579,545	0.1
1,000,000		Viacom, Inc., 2.500%, 09/01/18	1,017,877	0.0
1,000,000		Viacom, Inc., 3.250%, 03/15/23	988,647	0.0
400,000		Viacom, Inc., 3.875%, 04/01/24	412,306	0.0
200,000		Viacom, Inc., 4.850%, 12/15/34	207,283	0.0
400,000		Viacom, Inc., 5.250%, 04/01/44	428,916	0.0
1,000,000		Viacom, Inc., 5.850%, 09/01/43	1,129,933	0.0
500,000		Vodafone Group PLC, 1.500%, 02/19/18	499,940	0.0
500,000		Vodafone Group PLC, 2.950%, 02/19/23	492,751	0.0
3,965,000		Vodafone Group PLC, 6.150%, 02/27/37	4,827,300	0.1
300,000		Walt Disney Co., 0.450%, 12/01/15	300,157	0.0
300,000		Walt Disney Co., 1.100%, 12/01/17	300,297	0.0
300,000		Walt Disney Co., 2.350%, 12/01/22	300,221	0.0
1,000,000		Walt Disney Co., 5.500%, 03/15/19	1,151,349	0.1
1,000,000		WPP Finance 2010, 3.625%, 09/07/22	1,042,347	0.0
			136,171,832	3.6

		Consumer, Cyclical: 1.7%
500,000		AutoZone, Inc., 2.875%, 01/15/23	493,826	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/23	750,563	0.0
400,000		BorgWarner, Inc., 4.375%, 03/15/45	417,114	0.0
500,000		Carnival Corp., 1.200%, 02/05/16	500,822	0.0
400,000		Coach, Inc., 4.250%, 04/01/25	406,234	0.0
1,905,643		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/19	2,205,782	0.1
300,000		Costco Wholesale Corp., 1.125%, 12/15/17	300,425	0.0
300,000		Costco Wholesale Corp., 1.700%, 12/15/19	300,109	0.0
100,000		CVS Caremark Corp., 1.200%, 12/05/16	100,692	0.0
250,000		CVS Caremark Corp., 2.250%, 12/05/18	255,826	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
250,000		CVS Caremark Corp., 2.250%, 08/12/19	$254,117	0.0
750,000		CVS Caremark Corp., 2.750%, 12/01/22	754,799	0.0
250,000		CVS Caremark Corp., 3.375%, 08/12/24	259,758	0.0
250,000		CVS Caremark Corp., 4.000%, 12/05/23	271,486	0.0
200,000		CVS Caremark Corp., 5.300%, 12/05/43	245,329	0.0
500,000	#	Daimler Finance North America LLC, 1.450%, 08/01/16	503,463	0.0
500,000	#	Daimler Finance North America LLC, 2.375%, 08/01/18	512,896	0.0
1,031,736		Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 08/10/22	1,211,052	0.1
300,000		Ford Motor Co., 4.750%, 01/15/43	329,358	0.0
1,000,000		Ford Motor Credit Co. LLC, 1.700%, 05/09/16	1,004,839	0.0
2,250,000		Ford Motor Credit Co. LLC, 2.375%, 01/16/18	2,290,754	0.1
600,000		Ford Motor Credit Co. LLC, 2.500%, 01/15/16	607,105	0.0
2,000,000		Ford Motor Credit Co. LLC, 2.750%, 05/15/15	2,004,472	0.1
1,000,000		Ford Motor Credit Co. LLC, 4.250%, 02/03/17	1,050,382	0.1
1,000,000		Ford Motor Credit Co. LLC, 4.375%, 08/06/23	1,082,331	0.1
500,000		Ford Motor Credit Co. LLC, 7.450%, 07/16/31	692,162	0.0
750,000		Ford Motor Credit Co., LLC, 4.250%, 09/20/22	809,905	0.0
1,300,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,532,424	0.1
3,350,000		Home Depot, Inc., 5.875%, 12/16/36	4,449,544	0.1
500,000		Hyatt Hotels Corp., 3.375%, 07/15/23	506,188	0.0
1,000,000	#	Hyundai Capital America, 1.875%, 08/09/16	1,008,974	0.0
1,000,000	#	Hyundai Capital America, 2.875%, 08/09/18	1,030,617	0.0
4,125,000	#	Hyundai Capital America, 3.750%, 04/06/16	4,229,759	0.1
200,000		Johnson Controls, Inc., 1.400%, 11/02/17	199,489	0.0
400,000		Johnson Controls, Inc., 3.625%, 07/02/24	415,272	0.0
250,000		Johnson Controls, Inc., 4.625%, 07/02/44	269,256	0.0
1,000,000		Lowe's Cos, Inc., 1.625%, 04/15/17	1,014,889	0.0
600,000		Lowe's Cos, Inc., 4.250%, 09/15/44	652,398	0.0
500,000		Macy's Retail Holdings, Inc., 2.875%, 02/15/23	497,925	0.0
532,000		Macy's Retail Holdings, Inc., 3.625%, 06/01/24	553,826	0.0
1,000,000		Macy's Retail Holdings, Inc., 3.875%, 01/15/22	1,068,899	0.1
2,000,000		Marriott International, Inc., 3.000%, 03/01/19	2,069,642	0.1
500,000		Mattel, Inc., 1.700%, 03/15/18	497,944	0.0
500,000		Mattel, Inc., 2.350%, 05/06/19	499,188	0.0
500,000		Mattel, Inc., 3.150%, 03/15/23	500,720	0.0
325,000		McDonald's Corp., 6.300%, 10/15/37	427,610	0.0
1,250,000		Mohawk Industries, Inc., 3.850%, 02/01/23	1,271,016	0.1
300,000		Newell Rubbermaid, Inc., 2.050%, 12/01/17	301,774	0.0
250,000		Newell Rubbermaid, Inc., 2.875%, 12/01/19	255,037	0.0
750,000	#	Nissan Motor Acceptance Corp., 1.000%, 03/15/16	751,703	0.0
400,000	#	Nissan Motor Acceptance Corp., 1.950%, 09/12/17	406,538	0.0
3,200,000		Nordstrom, Inc., 4.750%, 05/01/20	3,611,197	0.1
500,000		NVR, Inc., 3.950%, 09/15/22	524,118	0.0
300,000		O'Reilly Automotive, Inc., 3.800%, 09/01/22	313,888	0.0
250,000		Starbucks Corp., 2.000%, 12/05/18	255,371	0.0
500,000		Starwood Hotels & Resorts Worldwide, Inc., 3.125%, 02/15/23	496,568	0.0
400,000		Starwood Hotels & Resorts Worldwide, Inc., 4.500%, 10/01/34	417,588	0.0
500,000		TJX Cos, Inc., 2.500%, 05/15/23	493,322	0.0
5,295,000		Toyota Motor Credit Corp., 2.800%, 01/11/16	5,386,958	0.2
500,000		Walgreen Co., 1.800%, 09/15/17	505,361	0.0
250,000		Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	255,671	0.0
250,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	257,751	0.0
250,000		Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	258,997	0.0
250,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/34	265,114	0.0
250,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	270,958	0.0
1,000,000		Wal-Mart Stores, Inc., 3.300%, 04/22/24	1,058,423	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
3,130,000	Wal-Mart Stores, Inc., 5.625%, 04/01/40	$4,014,961	0.1
300,000	Whirlpool Corp., 3.700%, 05/01/25	309,445	0.0
200,000	Whirlpool Corp., 4.000%, 03/01/24	211,443	0.0
1,000,000	Wyndham Worldwide Corp., 4.250%, 03/01/22	1,045,132	0.0
800,000	Yum! Brands, Inc., 3.750%, 11/01/21	843,007	0.0
		64,821,506	1.7

	Consumer, Non-cyclical: 3.6%
1,000,000	Actavis Funding SCS, 3.000%, 03/12/20	1,025,619	0.1
500,000	Actavis Funding SCS, 3.450%, 03/15/22	512,873	0.0
500,000	Actavis plc, 1.875%, 10/01/17	501,369	0.0
500,000	Actavis plc, 3.250%, 10/01/22	500,354	0.0
500,000	Actavis plc, 4.625%, 10/01/42	511,472	0.0
1,725,000	Aetna, Inc., 1.500%, 11/15/17	1,734,099	0.1
400,000	Aetna, Inc., 2.200%, 03/15/19	404,582	0.0
500,000	Aetna, Inc., 2.750%, 11/15/22	501,520	0.0
250,000	Aetna, Inc., 3.500%, 11/15/24	261,294	0.0
300,000	Aetna, Inc., 4.500%, 05/15/42	334,276	0.0
500,000	Allergan, Inc./United States, 2.800%, 03/15/23	483,701	0.0
500,000	Altria Group, Inc., 2.950%, 05/02/23	498,774	0.0
300,000	Altria Group, Inc., 4.250%, 08/09/42	304,242	0.0
1,156,000	Altria Group, Inc., 9.950%, 11/10/38	2,012,552	0.1
500,000	AmerisourceBergen Corp., 3.400%, 05/15/24	514,115	0.0
250,000	AmerisourceBergen Corp., 4.250%, 03/01/45	263,743	0.0
250,000	Amgen, Inc., 3.625%, 05/22/24	263,411	0.0
4,400,000	Amgen, Inc., 3.875%, 11/15/21	4,741,101	0.1
661,000	Amgen, Inc., 6.375%, 06/01/37	857,584	0.0
500,000	Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	500,668	0.0
500,000	Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	503,281	0.0
250,000	Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/42	244,853	0.0
3,500,000	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	4,035,850	0.1
750,000	AstraZeneca PLC, 1.950%, 09/18/19	756,598	0.0
2,900,000	AstraZeneca PLC, 6.450%, 09/15/37	4,003,087	0.1
500,000	Baxter International, Inc., 0.950%, 06/01/16	500,909	0.0
239,000	Baxter International, Inc., 1.850%, 06/15/18	240,670	0.0
1,000,000	Baxter International, Inc., 3.200%, 06/15/23	1,015,507	0.1
500,000	Baxter International, Inc., 3.650%, 08/15/42	481,304	0.0
4,370,000	Becton Dickinson and Co., 3.125%, 11/08/21	4,495,541	0.1
2,000,000	Biogen, Inc., 6.875%, 03/01/18	2,303,016	0.1
1,500,000	Bristol-Myers Squibb Co., 0.875%, 08/01/17	1,495,656	0.1
500,000	Bristol-Myers Squibb Co., 3.250%, 08/01/42	469,495	0.0
500,000	Bunge Ltd. Finance Corp., 3.200%, 06/15/17	515,518	0.0
500,000	Campbell Soup Co., 3.800%, 08/02/42	468,998	0.0
400,000	Cardinal Health, Inc., 1.900%, 06/15/17	405,390	0.0
500,000	Cardinal Health, Inc., 3.200%, 03/15/23	510,772	0.0
500,000	Cardinal Health, Inc., 4.600%, 03/15/43	537,636	0.0
500,000	Celgene Corp., 1.900%, 08/15/17	506,569	0.0
1,000,000	Celgene Corp., 2.300%, 08/15/18	1,015,095	0.0
250,000	Celgene Corp., 3.625%, 05/15/24	260,312	0.0
2,945,000	Celgene Corp., 3.950%, 10/15/20	3,182,756	0.1
500,000	Celgene Corp., 4.625%, 05/15/44	534,074	0.0
1,000,000	Celgene Corp., 4.000%, 08/15/23	1,080,774	0.1
3,000,000	Cigna Corp., 4.000%, 02/15/22	3,275,025	0.1
2,500,000	Cigna Corp., 5.125%, 06/15/20	2,861,220	0.1
750,000	Clorox Co., 3.050%, 09/15/22	754,632	0.0
3,000,000	Coca-Cola Co., 3.150%, 11/15/20	3,194,160	0.1
1,000,000	Colgate-Palmolive Co., 0.900%, 05/01/18	994,604	0.0
792,000	ConAgra Foods, Inc., 2.100%, 03/15/18	795,735	0.0
543,000	ConAgra Foods, Inc., 3.200%, 01/25/23	535,440	0.0
500,000	Coventry Health Care, Inc., 5.450%, 06/15/21	583,484	0.0
500,000	Covidien International Finance SA, 3.200%, 06/15/22	520,076	0.0
750,000	Diageo Capital PLC, 1.125%, 04/29/18	746,200	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
750,000		Diageo Capital PLC, 2.625%, 04/29/23	$747,331	0.0
500,000		Diageo Investment Corp., 2.875%, 05/11/22	510,344	0.0
750,000		Dr Pepper Snapple Group, Inc., 2.000%, 01/15/20	745,549	0.0
3,275,000		Dr Pepper Snapple Group, Inc., 2.900%, 01/15/16	3,328,140	0.1
500,000		Eli Lilly & Co., 3.700%, 03/01/45	501,542	0.0
500,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	503,067	0.0
500,000	#	ERAC USA Finance LLC, 3.850%, 11/15/24	521,815	0.0
300,000		Estee Lauder Cos, Inc., 3.700%, 08/15/42	293,040	0.0
400,000		Express Scripts Holding Co., 2.250%, 06/15/19	402,202	0.0
250,000		Express Scripts Holding Co., 3.500%, 06/15/24	257,874	0.0
4,210,000		Express Scripts, Inc., 3.125%, 05/15/16	4,313,233	0.1
350,000		Flowers Foods, Inc., 4.375%, 04/01/22	375,100	0.0
500,000		General Mills, Inc., 0.875%, 01/29/16	501,298	0.0
750,000		General Mills, Inc., 4.150%, 02/15/43	774,585	0.0
350,000		Gilead Sciences, Inc., 2.050%, 04/01/19	354,824	0.0
200,000		Gilead Sciences, Inc., 4.500%, 02/01/45	222,597	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/44	404,377	0.0
1,000,000		GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	1,010,605	0.0
500,000		GlaxoSmithKline Capital, Inc., 0.700%, 03/18/16	501,065	0.0
500,000		GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	503,937	0.0
3,550,000		Humana, Inc., 3.150%, 12/01/22	3,578,240	0.1
1,070,000		Humana, Inc., 6.300%, 08/01/18	1,222,427	0.1
551,000		Kellogg Co., 4.000%, 12/15/20	597,310	0.0
1,000,000		Kraft Foods Group, Inc., 2.250%, 06/05/17	1,018,434	0.1
3,266,000		Kraft Foods, Inc., 6.125%, 08/23/18	3,710,588	0.1
400,000		Kroger Co., 2.300%, 01/15/19	406,167	0.0
400,000		Kroger Co., 3.300%, 01/15/21	415,996	0.0
1,000,000		Kroger Co., 3.850%, 08/01/23	1,067,597	0.1
1,379,000		Kroger Co., 7.500%, 04/01/31	1,884,861	0.1
500,000		Laboratory Corp. of America Holdings, 2.200%, 08/23/17	509,147	0.0
250,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	251,849	0.0
250,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	253,457	0.0
250,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	258,388	0.0
3,000,000		Lorillard Tobacco Co., 8.125%, 06/23/19	3,672,396	0.1
500,000		McKesson Corp., 1.400%, 03/15/18	499,724	0.0
500,000		McKesson Corp., 2.284%, 03/15/19	506,080	0.0
500,000		McKesson Corp., 2.850%, 03/15/23	500,906	0.0
1,500,000		McKesson Corp., 3.250%, 03/01/16	1,531,158	0.1
400,000		McKesson Corp., 3.796%, 03/15/24	422,819	0.0
300,000		McKesson Corp., 4.883%, 03/15/44	345,721	0.0
250,000		Mead Johnson Nutrition Co., 4.600%, 06/01/44	264,293	0.0
400,000		Medtronic, Inc., 2.750%, 04/01/23	401,277	0.0
350,000		Medtronic, Inc., 4.000%, 04/01/43	363,541	0.0
250,000		Medtronic, Inc., 4.625%, 03/15/44	280,392	0.0
250,000		Merck & Co., Inc., 1.850%, 02/10/20	251,540	0.0
250,000		Merck & Co., Inc., 3.700%, 02/10/45	251,887	0.0
1,000,000		Merck & Co., Inc., 4.150%, 05/18/43	1,079,554	0.1
500,000		Molson Coors Brewing Co., 5.000%, 05/01/42	532,971	0.0
1,000,000		Mondelez International, Inc., 4.000%, 02/01/24	1,088,139	0.1
250,000		Mylan, Inc./PA, 2.550%, 03/28/19	251,547	0.0
500,000		Novartis Capital Corp., 3.400%, 05/06/24	534,710	0.0
250,000		PepsiCo, Inc., 4.250%, 10/22/44	267,270	0.0
1,500,000		PepsiCo, Inc., 4.000%, 03/05/42	1,547,002	0.1
2,405,000		PepsiCo, Inc., 4.875%, 11/01/40	2,787,537	0.1
750,000		Pfizer, Inc., 3.400%, 05/15/24	788,150	0.0
1,000,000		Pfizer, Inc., 4.300%, 06/15/43	1,087,346	0.1
2,000,000		Pfizer, Inc., 6.200%, 03/15/19	2,341,968	0.1
250,000		Philip Morris International, Inc., 1.250%, 11/09/17	251,438	0.0
250,000		Philip Morris International, Inc., 3.250%, 11/10/24	256,978	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
500,000		Philip Morris International, Inc., 4.250%, 11/10/44	$525,790	0.0
500,000		Philip Morris International, Inc., 6.375%, 05/16/38	664,961	0.0
250,000		Reynolds American, Inc., 3.250%, 11/01/22	249,178	0.0
250,000		Reynolds American, Inc., 6.150%, 09/15/43	310,078	0.0
3,330,000		Sanofi-Aventis SA, 4.000%, 03/29/21	3,664,802	0.1
500,000		St Jude Medical, Inc., 3.250%, 04/15/23	512,315	0.0
500,000		St Jude Medical, Inc., 4.750%, 04/15/43	549,589	0.0
1,000,000		Stryker Corp., 1.300%, 04/01/18	999,295	0.0
250,000		Synchrony Financial, 3.750%, 08/15/21	259,449	0.0
250,000		Synchrony Financial, 3.000%, 08/15/19	255,580	0.0
300,000		Synchrony Financial, 4.250%, 08/15/24	313,978	0.0
500,000		Sysco Corp., 3.000%, 10/02/21	516,714	0.0
500,000		Teva Pharmaceutical Finance IV, LLC, 2.250%, 03/18/20	503,583	0.0
150,000		Tyson Foods, Inc., 2.650%, 08/15/19	153,747	0.0
1,000,000		UnitedHealth Group, Inc., 0.850%, 10/15/15	1,002,118	0.0
750,000		UnitedHealth Group, Inc., 1.625%, 03/15/19	752,113	0.0
300,000		UnitedHealth Group, Inc., 2.300%, 12/15/19	306,297	0.0
500,000		UnitedHealth Group, Inc., 2.750%, 02/15/23	505,693	0.0
300,000		UnitedHealth Group, Inc., 2.875%, 12/15/21	308,253	0.0
500,000		UnitedHealth Group, Inc., 2.875%, 03/15/23	512,727	0.0
2,000,000		UnitedHealth Group, Inc., 3.375%, 11/15/21	2,139,494	0.1
1,000,000		UnitedHealth Group, Inc., 6.000%, 02/15/18	1,132,218	0.1
500,000		Ventas Realty L.P., 3.750%, 05/01/24	514,620	0.0
250,000		Anthem, Inc., 3.500%, 08/15/24	257,197	0.0
1,250,000		WellPoint, Inc., 1.250%, 09/10/15	1,253,114	0.1
250,000		WellPoint, Inc., 1.875%, 01/15/18	251,998	0.0
250,000		WellPoint, Inc., 2.250%, 08/15/19	251,386	0.0
1,000,000		WellPoint, Inc., 2.300%, 07/15/18	1,015,208	0.1
250,000		WellPoint, Inc., 4.650%, 08/15/44	276,409	0.0
			134,562,820	3.6

		Energy: 2.9%
3,500,000		Anadarko Petroleum Corp., 5.950%, 09/15/16	3,734,643	0.1
625,000		Anadarko Petroleum Corp., 8.700%, 03/15/19	764,704	0.0
543,000		Apache Corp., 3.250%, 04/15/22	552,639	0.0
3,000,000		Apache Corp., 5.625%, 01/15/17	3,234,882	0.1
250,000		Boardwalk Pipelines L.P., 4.950%, 12/15/24	252,445	0.0
1,000,000		BP Capital Markets PLC, 1.375%, 11/06/17	999,962	0.0
1,000,000		BP Capital Markets PLC, 2.750%, 05/10/23	976,555	0.0
500,000		BP Capital Markets PLC, 3.062%, 03/17/22	509,103	0.0
250,000		BP Capital Markets PLC, 3.535%, 11/04/24	254,905	0.0
500,000		BP Capital Markets PLC, 3.814%, 02/10/24	519,588	0.0
1,650,000		Cameron International Corp., 3.600%, 04/30/22	1,669,526	0.1
400,000		Cameron International Corp., 3.700%, 06/15/24	393,725	0.0
250,000		Canadian Natural Resources Ltd., 3.800%, 04/15/24	250,677	0.0
500,000		Cenovus Energy, Inc., 4.450%, 09/15/42	460,035	0.0
1,000,000		Cenovus Energy, Inc., 5.200%, 09/15/43	1,012,887	0.1
300,000		Chevron Corp., 1.104%, 12/05/17	300,396	0.0
300,000		Chevron Corp., 2.355%, 12/05/22	296,891	0.0
500,000		CNOOC Finance 2013 Ltd., 1.750%, 05/09/18	498,141	0.0
500,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	489,268	0.0
500,000		CNOOC Nexen Finance 2014 ULC, 1.625%, 04/30/17	499,017	0.0
750,000		CNOOC Nexen Finance 2014 ULC, 4.250%, 04/30/24	798,811	0.0
250,000		CNOOC Nexen Finance 2014 ULC, 4.875%, 04/30/44	280,769	0.0
500,000		ConocoPhillips Co., 4.150%, 11/15/34	532,552	0.0
2,000,000		ConocoPhillips, 6.500%, 02/01/39	2,707,524	0.1
400,000		Devon Energy Corp., 3.250%, 05/15/22	404,691	0.0
3,750,000		Devon Energy Corp., 4.000%, 07/15/21	4,005,289	0.1
250,000	L	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	210,648	0.0
500,000		Ecopetrol SA, 4.125%, 01/16/25	479,940	0.0
400,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	407,978	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
250,000		Enbridge, Inc., 3.500%, 06/10/24	$246,049	0.0
250,000		Enbridge, Inc., 4.500%, 06/10/44	232,983	0.0
500,000	L	Energy Transfer Partners L.P., 3.600%, 02/01/23	496,136	0.0
1,809,000		Energy Transfer Partners L.P., 6.500%, 02/01/42	2,105,716	0.1
250,000	L	Ensco PLC, 4.500%, 10/01/24	242,775	0.0
250,000		Ensco PLC, 5.750%, 10/01/44	245,381	0.0
100,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	103,644	0.0
100,000		Enterprise Products Operating LLC, 4.850%, 03/15/44	108,238	0.0
4,805,000		Enterprise Products Operating, LLC, 3.200%, 02/01/16	4,890,822	0.2
300,000		Enterprise Products Operating, LLC, 4.450%, 02/15/43	305,839	0.0
400,000		EOG Resources, Inc., 2.450%, 04/01/20	406,769	0.0
1,950,000	L	EOG Resources, Inc., 2.625%, 03/15/23	1,951,482	0.1
500,000		EOG Resources, Inc., 3.900%, 04/01/35	515,982	0.0
500,000		FMC Technologies, Inc., 2.000%, 10/01/17	499,621	0.0
1,000,000		Halliburton Co., 1.000%, 08/01/16	1,002,407	0.0
500,000		Halliburton Co., 2.000%, 08/01/18	504,794	0.0
500,000		Halliburton Co., 3.500%, 08/01/23	519,828	0.0
500,000		Halliburton Co., 4.750%, 08/01/43	548,099	0.0
1,500,000		Hess Corp., 5.600%, 02/15/41	1,644,115	0.1
1,350,000		Hess Corp., 8.125%, 02/15/19	1,622,249	0.1
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 03/01/21	504,622	0.0
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/23	491,076	0.0
400,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	416,000	0.0
2,825,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/38	3,358,103	0.1
667,000		Kinder Morgan Energy Partners LP, 3.950%, 09/01/22	678,483	0.0
300,000		Kinder Morgan, Inc./DE, 3.050%, 12/01/19	303,299	0.0
500,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/25	514,254	0.0
500,000		Kinder Morgan, Inc./DE, 5.050%, 02/15/46	501,336	0.0
500,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/45	529,201	0.0
1,500,000		Magellan Midstream Partners L.P., 4.200%, 12/01/42	1,460,965	0.1
600,000		Magellan Midstream Partners L.P., 6.550%, 07/15/19	703,805	0.0
1,000,000		Marathon Oil Corp., 0.900%, 11/01/15	1,000,339	0.0
500,000		Marathon Oil Corp., 2.800%, 11/01/22	486,504	0.0
1,000,000		Marathon Petroleum Corp., 3.500%, 03/01/16	1,021,992	0.1
400,000		Marathon Petroleum Corp., 4.750%, 09/15/44	408,719	0.0
500,000		Murphy Oil Corp., 2.500%, 12/01/17	493,134	0.0
1,350,000		Murphy Oil Corp., 3.700%, 12/01/22	1,249,686	0.1
300,000	L	Noble Energy, Inc., 3.900%, 11/15/24	305,799	0.0
200,000		Noble Energy, Inc., 5.050%, 11/15/44	210,702	0.0
3,000,000		Noble Holding International Ltd., 4.625%, 03/01/21	2,839,854	0.1
3,700,000		Occidental Petroleum Corp., 2.500%, 02/01/16	3,755,781	0.1
1,500,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,496,493	0.1
3,920,000		ONEOK Partners L.P., 3.250%, 02/01/16	3,972,791	0.1
1,000,000		Petrobras Global Finance BV, 2.000%, 05/20/16	959,000	0.0
1,000,000	L	Petrobras Global Finance BV, 3.000%, 01/15/19	865,820	0.0
250,000		Petrobras Global Finance BV, 3.250%, 03/17/17	231,250	0.0
1,000,000		Petrobras Global Finance BV, 4.375%, 05/20/23	857,600	0.0
500,000		Petrobras Global Finance BV, 4.875%, 03/17/20	450,250	0.0
250,000		Phillips 66, 4.650%, 11/15/34	265,770	0.0
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/22	515,027	0.0
300,000		Plains All American Pipeline L.P. / PAA Finance Corp., 2.850%, 01/31/23	292,899	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
275,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	$283,398	0.0
250,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/44	255,045	0.0
750,000		Shell International Finance BV, 1.125%, 08/21/17	752,510	0.0
250,000		Southwestern Energy Co., 3.300%, 01/23/18	254,929	0.0
250,000		Southwestern Energy Co., 4.050%, 01/23/20	258,620	0.0
250,000		Southwestern Energy Co., 4.950%, 01/23/25	254,762	0.0
600,000		Spectra Energy Partners L.P., 4.500%, 03/15/45	611,566	0.0
250,000		Statoil ASA, 2.250%, 11/08/19	254,537	0.0
250,000		Statoil ASA, 2.750%, 11/10/21	256,137	0.0
500,000		Statoil ASA, 3.950%, 05/15/43	513,954	0.0
2,950,000		Suncor Energy, Inc., 6.500%, 06/15/38	3,802,512	0.1
500,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	492,791	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/43	492,346	0.0
400,000		Talisman Energy, Inc., 5.500%, 05/15/42	397,597	0.0
2,000,000		TC Pipelines L.P., 4.650%, 06/15/21	2,108,076	0.1
500,000		Total Capital Canada Ltd., 2.750%, 07/15/23	499,099	0.0
500,000		Total Capital International SA, 0.750%, 01/25/16	501,381	0.0
500,000		Total Capital International SA, 1.000%, 08/12/16	502,858	0.0
500,000		Total Capital International SA, 2.750%, 06/19/21	512,185	0.0
3,500,000		Total Capital S.A., 4.450%, 06/24/20	3,914,519	0.1
500,000		Total Capital SA, 2.125%, 08/10/18	511,237	0.0
2,000,000		TransCanada PipeLines Ltd., 4.625%, 03/01/34	2,159,734	0.1
1,000,000		TransCanada PipeLines Ltd., 7.625%, 01/15/39	1,445,210	0.1
250,000		TransCanada PipeLines Ltd, 1.875%, 01/12/18	252,501	0.0
1,676,000	L	Transocean, Inc., 6.800%, 03/15/38	1,206,720	0.1
1,785,000		Valero Energy Corp., 6.625%, 06/15/37	2,210,419	0.1
1,500,000		Weatherford International Ltd. Bermuda, 5.125%, 09/15/20	1,462,346	0.1
1,500,000		Weatherford International Ltd., 4.500%, 04/15/22	1,372,995	0.1
400,000		Williams Cos, Inc., 4.550%, 06/24/24	389,567	0.0
700,000		Williams Cos., Inc., 7.875%, 09/01/21	813,638	0.0
400,000	L	Williams Partners L.P., 3.600%, 03/15/22	398,115	0.0
500,000		Williams Partners L.P., 4.300%, 03/04/24	499,829	0.0
400,000		Williams Partners L.P., 4.000%, 09/15/25	393,135	0.0
500,000		Williams Partners L.P., 5.100%, 09/15/45	484,008	0.0
500,000		Williams Partners L.P., 5.400%, 03/04/44	503,439	0.0
			107,853,389	2.9

		Financial: 8.0%
750,000		ACE INA Holdings, Inc., 2.700%, 03/13/23	749,768	0.0
1,000,000	L	ACE INA Holdings, Inc., 5.800%, 03/15/18	1,125,925	0.1
1,000,000		Aflac, Inc., 3.625%, 06/15/23	1,053,673	0.1
500,000		American International Group, Inc., 2.300%, 07/16/19	507,930	0.0
1,000,000		American International Group, Inc., 2.375%, 08/24/15	1,006,175	0.0
500,000		American International Group, Inc., 3.375%, 08/15/20	528,224	0.0
900,000		American International Group, Inc., 4.500%, 07/16/44	970,228	0.0
1,500,000		American International Group, Inc., 4.875%, 06/01/22	1,707,289	0.1
1,000,000		American International Group, Inc., 5.850%, 01/16/18	1,117,864	0.1
777,000		American International Group, Inc., 6.400%, 12/15/20	942,344	0.0
400,000		Alexandria Real Estate Equities, Inc., 2.750%, 01/15/20	401,733	0.0
1,500,000		Allstate Corp./The, 3.150%, 06/15/23	1,552,153	0.1
6,325,000		American Express Co., 7.000%, 03/19/18	7,311,302	0.2
500,000		American Express Credit Corp., 2.125%, 07/27/18	509,896	0.0
500,000	#	American Honda Finance Corp., 1.500%, 09/11/17	503,689	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000	#	American Honda Finance Corp., 1.000%, 08/11/15	$501,184	0.0
500,000		American Tower Corp., 3.400%, 02/15/19	516,808	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/23	992,919	0.0
1,250,000		American Tower Corp., 4.500%, 01/15/18	1,341,132	0.1
667,000		American Tower Corp., 4.700%, 03/15/22	716,394	0.0
10,000,000		ANZ New Zealand Intl Ltd./London, 1.161%, 05/28/15	10,023,400	0.3
1,000,000		Aon PLC, 4.450%, 05/24/43	1,042,924	0.0
500,000		Aon PLC, 4.600%, 06/14/44	539,660	0.0
400,000	L	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	428,561	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/23	493,537	0.0
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	500,518	0.0
4,050,000		AvalonBay Communities, Inc., 5.700%, 03/15/17	4,389,281	0.1
1,000,000		Bank of America Corp., 1.500%, 10/09/15	1,004,362	0.0
1,000,000		Bank of America Corp., 2.000%, 01/11/18	1,008,079	0.0
500,000		Bank of America Corp., 2.650%, 04/01/19	509,947	0.0
4,000,000		Bank of America Corp., 3.300%, 01/11/23	4,056,300	0.1
2,000,000		Bank of America Corp., 3.625%, 03/17/16	2,049,544	0.1
1,000,000		Bank of America Corp., 3.875%, 03/22/17	1,046,478	0.1
1,000,000		Bank of America Corp., 4.100%, 07/24/23	1,068,178	0.1
1,000,000		Bank of America Corp., 4.250%, 10/22/26	1,033,754	0.0
500,000		Bank of America Corp., 4.000%, 04/01/24	532,663	0.0
1,610,000		Bank of America Corp., 5.650%, 05/01/18	1,786,920	0.1
1,900,000		Bank of America Corp., 5.700%, 01/24/22	2,224,889	0.1
13,725,000		Bank of America Corp., 6.500%, 08/01/16	14,651,204	0.4
1,000,000		Bank of Montreal, 1.300%, 07/15/16	1,007,384	0.0
1,000,000		Bank of Montreal, 1.400%, 09/11/17	1,004,727	0.0
1,000,000		Bank of New York Mellon Corp., 1.300%, 01/25/18	997,142	0.0
1,000,000		Bank of New York Mellon Corp., 1.350%, 03/06/18	1,000,449	0.0
1,000,000		Bank of New York Mellon Corp., 2.100%, 08/01/18	1,018,923	0.0
1,100,000		Bank of Nova Scotia, 0.750%, 10/09/15	1,101,981	0.1
500,000		Bank of Nova Scotia, 1.375%, 12/18/17	500,566	0.0
1,000,000		Bank of Nova Scotia, 1.375%, 07/15/16	1,008,780	0.0
500,000		Bank of Nova Scotia, 2.050%, 06/05/19	503,065	0.0
500,000		Barclays Bank PLC, 3.750%, 05/15/24	527,060	0.0
750,000		Barclays Bank PLC, 5.125%, 01/08/20	853,357	0.0
1,000,000		BB&T Corp., 1.600%, 08/15/17	1,006,784	0.0
250,000		BB&T Corp., 2.450%, 01/15/20	254,482	0.0
1,000,000		BB&T Corp., 3.950%, 03/22/22	1,073,829	0.1
750,000		BBVA, 4.664%, 10/09/15	764,512	0.0
1,000,000		Berkshire Hathaway Finance Corp., 0.950%, 08/15/16	1,004,700	0.0
750,000		Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	752,527	0.0
1,000,000		Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	1,015,384	0.0
500,000		Berkshire Hathaway Finance Corp., 2.000%, 08/15/18	512,889	0.0
1,020,000		Berkshire Hathaway Finance Corp., 3.000%, 05/15/22	1,062,528	0.1
250,000		Berkshire Hathaway, Inc., 0.800%, 02/11/16	250,816	0.0
750,000		Berkshire Hathaway, Inc., 1.550%, 02/09/18	759,326	0.0
300,000		BlackRock, Inc., 1.375%, 06/01/15	300,457	0.0
500,000		BlackRock, Inc., 5.000%, 12/10/19	569,609	0.0
250,000		BNP Paribas SA, 1.375%, 03/17/17	250,492	0.0
250,000	L	BNP Paribas SA, 2.450%, 03/17/19	255,906	0.0
500,000		BNP Paribas SA, 3.250%, 03/03/23	511,773	0.0
2,475,000		BNP Paribas, 3.600%, 02/23/16	2,536,090	0.1
4,500,000		Boston Properties L.P., 5.625%, 11/15/20	5,240,542	0.2
400,000		Branch Banking & Trust Co., 3.800%, 10/30/26	421,757	0.0
500,000		Brandywine Operating Partnership L.P., 3.950%, 02/15/23	508,746	0.0
300,000		Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/01/15	300,604	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
500,000	Capital One Financial Corp., 2.450%, 04/24/19	$506,422	0.0
500,000	Capital One Financial Corp., 3.200%, 02/05/25	496,888	0.0
500,000	Capital One Financial Corp., 3.750%, 04/24/24	519,935	0.0
1,000,000	Chubb Corp., 6.000%, 05/11/37	1,344,599	0.1
500,000	Citigroup, Inc., 2.500%, 07/29/19	507,439	0.0
1,000,000	Citigroup, Inc., 3.375%, 03/01/23	1,026,601	0.0
2,000,000	Citigroup, Inc., 3.500%, 05/15/23	1,996,558	0.1
500,000	Citigroup, Inc., 3.750%, 06/16/24	524,413	0.0
750,000	Citigroup, Inc., 4.050%, 07/30/22	788,054	0.0
500,000	Citigroup, Inc., 4.300%, 11/20/26	518,328	0.0
700,000	Citigroup, Inc., 4.000%, 08/05/24	719,522	0.0
2,000,000	Citigroup, Inc., 5.300%, 05/06/44	2,257,090	0.1
1,044,000	Citigroup, Inc., 6.125%, 08/25/36	1,268,445	0.1
2,000,000	Citigroup, Inc., 8.125%, 07/15/39	3,156,872	0.1
1,000,000	CME Group, Inc., 3.000%, 09/15/22	1,038,289	0.0
500,000	Comerica, Inc., 2.125%, 05/23/19	502,204	0.0
250,000	Comerica, Inc., 3.800%, 07/22/26	254,964	0.0
500,000	Commonwealth Bank of Australia/New York NY, 1.900%, 09/18/17	508,969	0.0
250,000	Compass Bank, 2.750%, 09/29/19	253,876	0.0
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/22	518,448	0.0
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY, 2.250%, 01/14/19	509,049	0.0
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.375%, 01/19/17	1,042,514	0.0
5,500,000	Credit Suisse New York, 6.000%, 02/15/18	6,123,650	0.2
1,000,000	Deutsche Bank AG/London, 3.700%, 05/30/24	1,026,225	0.0
500,000	Discover Bank/Greenwood DE, 3.200%, 08/09/21	505,783	0.0
400,000	Discover Bank/Greenwood DE, 4.250%, 03/13/26	425,963	0.0
500,000	Discover Bank/Greenwood DE, 4.200%, 08/08/23	529,775	0.0
500,000	Discover Financial Services, 3.950%, 11/06/24	515,205	0.0
500,000	EPR Properties, 4.500%, 04/01/25	509,311	0.0
500,000	ERP Operating L.P., 4.500%, 07/01/44	540,417	0.0
2,000,000	Fifth Third Bancorp, 3.500%, 03/15/22	2,096,990	0.1
400,000	Fifth Third Bancorp, 4.300%, 01/16/24	428,628	0.0
250,000	First Tennessee Bank NA, 2.950%, 12/01/19	253,725	0.0
1,000,000	General Electric Capital Corp., 1.625%, 07/02/15	1,003,091	0.0
1,500,000	General Electric Capital Corp., 5.875%, 01/14/38	1,943,594	0.1
6,500,000	General Electric Capital Corp., 6.750%, 03/15/32	9,016,371	0.3
500,000	Goldman Sachs Group, Inc., 2.550%, 10/23/19	507,601	0.0
2,050,000	Goldman Sachs Group, Inc., 3.625%, 01/22/23	2,124,060	0.1
8,950,000	Goldman Sachs Group, Inc., 3.625%, 02/07/16	9,142,792	0.3
1,000,000	Goldman Sachs Group, Inc., 3.850%, 07/08/24	1,047,767	0.1
750,000	Goldman Sachs Group, Inc., 5.750%, 01/24/22	876,272	0.0
4,840,000	Goldman Sachs Group, Inc., 6.150%, 04/01/18	5,442,774	0.2
4,000,000	Goldman Sachs Group, Inc., 6.750%, 10/01/37	5,262,900	0.2
1,350,000	Hartford Financial Services Group, Inc., 5.375%, 03/15/17	1,449,965	0.1
500,000	HCP, Inc., 2.625%, 02/01/20	502,000	0.0
3,400,000	HCP, Inc., 3.750%, 02/01/16	3,477,683	0.1
250,000	HCP, Inc., 3.875%, 08/15/24	254,537	0.0
500,000	Health Care REIT, Inc., 2.250%, 03/15/18	507,076	0.0
500,000	Hospitality Properties Trust, 4.500%, 06/15/23	518,593	0.0
500,000	Hospitality Properties Trust, 5.000%, 08/15/22	532,974	0.0
750,000	Host Hotels & Resorts L.P., 3.750%, 10/15/23	761,541	0.0
3,400,000	HSBC Holdings PLC, 6.500%, 09/15/37	4,352,857	0.1
1,000,000	HSBC USA, Inc., 1.625%, 01/16/18	1,001,369	0.0
250,000	HSBC USA, Inc., 2.250%, 06/23/19	252,139	0.0
250,000	HSBC USA, Inc., 3.500%, 06/23/24	261,648	0.0
1,000,000	Huntington National Bank, 1.350%, 08/02/16	1,005,649	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	$1,020,485	0.0
3,500,000	#	Hyundai Capital Services, Inc., 4.375%, 07/27/16	3,646,570	0.1
500,000		Jefferies Group LLC, 5.125%, 04/13/18	526,388	0.0
900,000		Jefferies Group, Inc., 5.125%, 01/20/23	935,700	0.0
2,700,000		John Deere Capital Corp., 2.250%, 06/07/16	2,751,745	0.1
375,000		JPMorgan Chase & Co., 1.100%, 10/15/15	375,992	0.0
1,500,000		JPMorgan Chase & Co., 1.625%, 05/15/18	1,495,509	0.1
1,500,000		JPMorgan Chase & Co., 3.375%, 05/01/23	1,511,681	0.1
500,000		JPMorgan Chase & Co., 3.875%, 09/10/24	513,551	0.0
1,000,000		JPMorgan Chase & Co., 4.125%, 12/15/26	1,039,104	0.0
4,000,000		JPMorgan Chase & Co., 4.500%, 01/24/22	4,427,580	0.1
7,375,000		JPMorgan Chase & Co., 5.500%, 10/15/40	9,029,375	0.3
750,000		KeyBank NA/Cleveland OH, 1.650%, 02/01/18	753,417	0.0
400,000		Kilroy Realty L.P., 4.250%, 08/15/29	417,988	0.0
1,500,000		Lincoln National Corp., 4.200%, 03/15/22	1,623,596	0.1
4,005,000		Lincoln National Corp., 4.300%, 06/15/15	4,031,629	0.1
250,000		Manufacturers & Traders Trust Co., 2.250%, 07/25/19	253,675	0.0
1,000,000		Markel Corp., 3.625%, 03/30/23	1,032,993	0.0
400,000		Marsh & McLennan Cos, Inc., 3.500%, 03/10/25	411,799	0.0
500,000		MetLife, Inc., 3.048%, 12/15/22	512,952	0.0
500,000		MetLife, Inc., 3.600%, 04/10/24	529,036	0.0
500,000		MetLife, Inc., 4.050%, 03/01/45	515,616	0.0
400,000		MetLife, Inc., 4.125%, 08/13/42	416,922	0.0
300,000		MetLife, Inc., 4.721%, 12/15/44	341,322	0.0
5,495,000		MetLife, Inc., 6.750%, 06/01/16	5,865,836	0.2
1,500,000		Morgan Stanley, 2.125%, 04/25/18	1,517,354	0.1
500,000		Morgan Stanley, 3.700%, 10/23/24	522,340	0.0
1,000,000		Morgan Stanley, 4.100%, 05/22/23	1,041,789	0.0
500,000		Morgan Stanley, 4.350%, 09/08/26	524,841	0.0
800,000		Morgan Stanley, 4.875%, 11/01/22	875,122	0.0
10,500,000		Morgan Stanley, 6.625%, 04/01/18	11,948,643	0.3
500,000		MUFG Union Bank NA, 2.250%, 05/06/19	506,308	0.0
500,000		National Australia Bank Ltd./New York, 1.600%, 08/07/15	502,139	0.0
500,000		National Australia Bank Ltd/New York, 1.300%, 07/25/16	503,518	0.0
500,000		National Retail Properties, Inc., 3.900%, 06/15/24	519,751	0.0
300,000		Northern Trust Corp., 2.375%, 08/02/22	298,212	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/25	268,920	0.0
1,000,000		NYSE Euronext, 2.000%, 10/05/17	1,014,409	0.0
500,000		PNC Bank NA, 2.700%, 11/01/22	498,493	0.0
1,000,000		PNC Bank NA, 2.950%, 01/30/23	1,005,209	0.0
500,000		PNC Financial Services Group, Inc., 2.854%, 11/09/22	505,447	0.0
500,000		PNC Funding Corp., 3.300%, 03/08/22	527,440	0.0
500,000		Primerica, Inc., 4.750%, 07/15/22	555,261	0.0
300,000		Principal Financial Group, Inc., 1.850%, 11/15/17	302,736	0.0
300,000		Principal Financial Group, Inc., 3.125%, 05/15/23	300,981	0.0
1,000,000		Principal Financial Group, Inc., 3.300%, 09/15/22	1,024,619	0.0
1,000,000		Private Export Funding Corp., 1.450%, 08/15/19	992,773	0.0
1,000,000		Private Export Funding Corp., 2.250%, 03/15/20	1,023,085	0.0
1,000,000		Private Export Funding Corp., 3.550%, 01/15/24	1,086,130	0.1
500,000		ProLogis L.P., 2.750%, 02/15/19	510,443	0.0
500,000		ProLogis L.P., 4.250%, 08/15/23	538,559	0.0
400,000		Protective Life Corp., 7.375%, 10/15/19	482,204	0.0
3,800,000		Prudential Financial, Inc., 6.200%, 11/15/40	4,835,641	0.2
400,000		Realty Income Corp., 3.875%, 07/15/24	415,786	0.0
300,000		Realty Income Corp., 4.125%, 10/15/26	318,091	0.0
750,000		Royal Bank of Canada, 0.800%, 10/30/15	751,802	0.0
750,000		Royal Bank of Canada, 1.500%, 01/16/18	753,990	0.0
500,000		Royal Bank of Scotland PLC/The, 1.875%, 03/31/17	499,448	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
500,000	Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	$503,956	0.0
250,000	Senior Housing Properties Trust, 3.250%, 05/01/19	254,136	0.0
250,000	Senior Housing Properties Trust, 4.750%, 05/01/24	259,909	0.0
1,000,000	Simon Property Group L.P., 3.375%, 03/15/22	1,041,766	0.0
500,000	Simon Property Group L.P., 4.250%, 10/01/44	525,518	0.0
1,500,000	State Street Corp., 3.100%, 05/15/23	1,519,968	0.1
500,000	SunTrust Bank/Atlanta GA, 2.750%, 05/01/23	497,691	0.0
1,000,000	SunTrust Bank/Atlanta GA, 5.000%, 09/01/15	1,016,442	0.0
250,000	SunTrust Banks, Inc., 2.500%, 05/01/19	254,278	0.0
3,000,000	Travelers Cos, Inc., 3.900%, 11/01/20	3,273,033	0.1
700,000	UBS AG/Stamford CT, 2.375%, 08/14/19	706,019	0.0
1,464,000	UBS AG/Stamford CT, 4.875%, 08/04/20	1,660,081	0.1
750,000	US Bancorp, 2.950%, 07/15/22	764,180	0.0
1,000,000	US Bancorp, 3.000%, 03/15/22	1,038,636	0.0
500,000	Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	505,995	0.0
600,000	Ventas Realty L.P. / Ventas Capital Corp., 3.250%, 08/15/22	602,873	0.0
250,000	Ventas Realty L.P., 3.500%, 02/01/25	251,529	0.0
1,000,000	Wells Fargo & Co., 3.450%, 02/13/23	1,024,257	0.0
8,000,000	Wells Fargo & Co., 4.600%, 04/01/21	8,991,696	0.3
3,983,000	Wells Fargo & Co., 5.606%, 01/15/44	4,827,296	0.2
500,000	Westpac Banking Corp., 1.125%, 09/25/15	501,884	0.0
1,000,000	Westpac Banking Corp., 1.600%, 01/12/18	1,005,833	0.0
500,000	Westpac Banking Corp., 2.000%, 08/14/17	509,842	0.0
1,000,000	WR Berkley Corp., 4.625%, 03/15/22	1,088,845	0.1
400,000	XLIT Ltd., 2.300%, 12/15/18	406,672	0.0
		299,768,700	8.0

	Industrial: 1.7%
500,000	3M Co., 2.000%, 06/26/22	494,862	0.0
200,000	3M Co., 3.875%, 06/15/44	214,492	0.0
1,300,000	Agilent Technologies, Inc., 3.200%, 10/01/22	1,285,123	0.1
1,000,000	Agilent Technologies, Inc., 3.875%, 07/15/23	1,027,144	0.1
398,000	Agilent Technologies, Inc., 6.500%, 11/01/17	440,579	0.0
400,000	Arrow Electronics, Inc., 3.500%, 04/01/22	401,512	0.0
750,000	Boeing Capital Corp., 4.700%, 10/27/19	845,135	0.0
500,000	Boeing Co., 3.300%, 03/01/35	497,984	0.0
500,000	Burlington Northern Santa Fe, LLC, 3.000%, 03/15/23	510,912	0.0
4,000,000	Burlington Northern Santa Fe, LLC, 3.450%, 09/15/21	4,252,984	0.1
500,000	Burlington Northern Santa Fe, LLC, 4.375%, 09/01/42	529,631	0.0
500,000	Burlington Northern Santa Fe, LLC, 4.450%, 03/15/43	539,657	0.0
400,000	Burlington Northern Santa Fe, LLC, 4.900%, 04/01/44	458,539	0.0
1,000,000	Canadian National Railway Co., 2.250%, 11/15/22	985,894	0.0
1,000,000	Caterpillar Financial Services Corp., 1.250%, 11/06/17	1,002,758	0.0
300,000	Caterpillar Financial Services Corp., 1.300%, 03/01/18	300,220	0.0
300,000	Caterpillar Financial Services Corp., 2.625%, 03/01/23	299,595	0.0
500,000	Caterpillar Financial Services Corp., 3.750%, 11/24/23	540,409	0.0
300,000	Caterpillar, Inc., 1.500%, 06/26/17	304,037	0.0
1,500,000	Caterpillar, Inc., 2.600%, 06/26/22	1,504,356	0.1
250,000	Caterpillar, Inc., 3.400%, 05/15/24	262,414	0.0
250,000	Caterpillar, Inc., 4.300%, 05/15/44	271,331	0.0
1,000,000	CSX Corp., 4.100%, 03/15/44	1,046,046	0.1
1,000,000	CSX Corp., 4.400%, 03/01/43	1,094,800	0.1
1,580,000	Cummins, Inc., 7.125%, 03/01/28	2,189,681	0.1
3,510,000	Dover Corp., 4.300%, 03/01/21	3,915,851	0.1
250,000	FedEx Corp., 2.300%, 02/01/20	252,886	0.0
200,000	FedEx Corp., 3.875%, 08/01/42	193,833	0.0
500,000	General Dynamics Corp., 1.000%, 11/15/17	500,102	0.0
500,000	General Dynamics Corp., 2.250%, 11/15/22	491,921	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
500,000	General Dynamics Corp., 3.600%, 11/15/42	$500,193	0.0
500,000	General Electric Co., 2.700%, 10/09/22	509,413	0.0
879,000	General Electric Co., 5.250%, 12/06/17	970,488	0.0
2,600,000	Honeywell International, Inc., 5.375%, 03/01/41	3,345,849	0.1
500,000	Illinois Tool Works, Inc., 3.500%, 03/01/24	530,914	0.0
500,000	Illinois Tool Works, Inc., 3.900%, 09/01/42	517,573	0.0
250,000	Ingersoll-Rand Luxembourg Finance SA, 2.625%, 05/01/20	252,794	0.0
250,000	Ingersoll-Rand Luxembourg Finance SA, 4.650%, 11/01/44	266,479	0.0
750,000	John Deere Capital Corp., 2.800%, 03/04/21	774,944	0.0
500,000	John Deere Capital Corp., 3.350%, 06/12/24	527,966	0.0
500,000	Kennametal, Inc., 2.650%, 11/01/19	501,875	0.0
800,000	L-3 Communications Corp., 4.950%, 02/15/21	885,922	0.0
1,000,000	Lockheed Martin Corp., 3.350%, 09/15/21	1,062,723	0.1
250,000	Lockheed Martin Corp., 3.600%, 03/01/35	250,604	0.0
1,500,000	Lockheed Martin Corp., 4.070%, 12/15/42	1,573,519	0.1
2,000,000	Norfolk Southern Corp., 3.950%, 10/01/42	2,040,948	0.1
1,000,000	Norfolk Southern Corp., 4.800%, 08/15/43	1,157,163	0.1
500,000	Northrop Grumman Corp., 3.850%, 04/15/45	494,428	0.0
200,000	Packaging Corp. of America, 3.650%, 09/15/24	201,493	0.0
250,000	Parker-Hannifin Corp., 4.200%, 11/21/34	273,046	0.0
3,800,000	Raytheon Co., 3.125%, 10/15/20	4,013,260	0.1
2,000,000	Republic Airways Holdings, Inc., 5.250%, 11/15/21	2,300,178	0.1
500,000	Roper Industries, Inc., 1.850%, 11/15/17	503,675	0.0
1,250,000	Roper Industries, Inc., 2.050%, 10/01/18	1,254,859	0.1
500,000	Ryder System, Inc., 2.450%, 09/03/19	501,389	0.0
500,000	Ryder System, Inc., 2.500%, 03/01/17	509,667	0.0
350,000	Ryder System, Inc., 2.500%, 03/01/18	358,268	0.0
300,000	Stanley Black & Decker, Inc., 2.900%, 11/01/22	305,436	0.0
750,000	Textron, Inc., 3.650%, 03/01/21	785,230	0.0
500,000	Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	502,032	0.0
250,000	Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	253,742	0.0
2,500,000	Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	2,551,105	0.1
400,000	Thermo Fisher Scientific, Inc., 3.300%, 02/15/22	410,775	0.0
250,000	Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	270,428	0.0
616,000	Tyco International Finance S.A., 3.375%, 10/15/15	623,852	0.0
250,000	Union Pacific Corp., 2.250%, 02/15/19	256,428	0.0
500,000	Union Pacific Corp., 2.750%, 04/15/23	510,417	0.0
250,000	Union Pacific Corp., 3.375%, 02/01/35	244,758	0.0
250,000	Union Pacific Corp., 3.750%, 03/15/24	273,376	0.0
500,000	Union Pacific Corp., 4.250%, 04/15/43	541,548	0.0
250,000	Union Pacific Corp., 4.850%, 06/15/44	298,430	0.0
400,000	United Parcel Service, Inc., 1.125%, 10/01/17	402,788	0.0
500,000	United Technologies Corp., 1.800%, 06/01/17	509,388	0.0
750,000	United Technologies Corp., 3.100%, 06/01/22	781,081	0.0
500,000	United Technologies Corp., 4.500%, 06/01/42	556,889	0.0
406,000	United Technologies Corp., 6.125%, 07/15/38	542,379	0.0
		63,354,400	1.7

	Technology: 1.3%
1,500,000	Apple Inc., 1.000%, 05/03/18	1,491,681	0.1
1,500,000	Apple, Inc., 0.450%, 05/03/16	1,500,610	0.1
250,000	Apple, Inc., 1.050%, 05/05/17	251,483	0.0
500,000	Apple, Inc., 2.100%, 05/06/19	511,501	0.0
500,000	Apple, Inc., 2.150%, 02/09/22	493,959	0.0
1,000,000	Apple, Inc., 2.400%, 05/03/23	988,081	0.0
500,000	Apple, Inc., 2.850%, 05/06/21	521,400	0.0
500,000	Apple, Inc., 3.450%, 02/09/45	477,283	0.0
500,000	Apple, Inc., 3.450%, 05/06/24	531,089	0.0
1,000,000	Apple, Inc., 3.850%, 05/04/43	1,018,538	0.1
500,000	Apple, Inc., 4.450%, 05/06/44	559,485	0.0
600,000	Autodesk, Inc., 1.950%, 12/15/17	600,746	0.0
400,000	Autodesk, Inc., 3.600%, 12/15/22	404,845	0.0
3,500,000	Broadcom Corp., 2.700%, 11/01/18	3,613,488	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
750,000	EMC Corp./MA, 1.875%, 06/01/18	$758,991	0.0
750,000	EMC Corp./MA, 2.650%, 06/01/20	771,120	0.0
750,000	Hewlett-Packard Co., 2.125%, 09/13/15	754,838	0.0
1,950,000	Hewlett-Packard Co., 2.600%, 09/15/17	2,000,189	0.1
2,000,000	Hewlett-Packard Co., 3.750%, 12/01/20	2,098,990	0.1
1,000,000	International Business Machines Corp., 1.625%, 05/15/20	987,785	0.0
500,000	International Business Machines Corp., 1.875%, 05/15/19	505,826	0.0
7,040,000	International Business Machines Corp., 1.950%, 07/22/16	7,169,508	0.2
1,000,000	International Business Machines Corp., 3.375%, 08/01/23	1,043,577	0.1
600,000	Intel Corp., 1.350%, 12/15/17	603,296	0.0
400,000	Lam Research Corp., 3.800%, 03/15/25	403,099	0.0
750,000	Microsoft Corp., 1.000%, 05/01/18	749,340	0.0
1,000,000	Microsoft Corp., 2.375%, 05/01/23	1,000,049	0.1
250,000	Microsoft Corp., 3.500%, 02/12/35	249,899	0.0
750,000	Microsoft Corp., 3.625%, 12/15/23	817,478	0.0
250,000	Microsoft Corp., 3.750%, 02/12/45	252,100	0.0
250,000	Microsoft Corp., 4.875%, 12/15/43	300,018	0.0
300,000	NetApp Inc., 2.000%, 12/15/17	300,922	0.0
250,000	NetApp, Inc., 3.375%, 06/15/21	254,899	0.0
1,000,000	Oracle Corp., 1.200%, 10/15/17	1,002,931	0.1
500,000	Oracle Corp., 2.250%, 10/08/19	510,202	0.0
500,000	Oracle Corp., 2.500%, 10/15/22	500,879	0.0
750,000	Oracle Corp., 2.800%, 07/08/24	777,453	0.0
500,000	Oracle Corp., 3.400%, 07/08/21	526,207	0.0
600,000	Oracle Corp., 4.300%, 07/08/34	652,378	0.0
1,500,000	Oracle Corp., 5.375%, 07/15/40	1,852,764	0.1
4,220,000	Texas Instruments, Inc., 2.375%, 05/16/16	4,309,126	0.1
250,000	Xerox Corp., 2.750%, 03/15/19	254,776	0.0
400,000	Xerox Corp., 2.750%, 09/01/20	401,059	0.0
400,000	Xerox Corp., 2.800%, 05/15/20	404,068	0.0
400,000	Xerox Corp., 2.950%, 03/15/17	412,052	0.0
400,000	Xerox Corp., 3.800%, 05/15/24	405,402	0.0
250,000	Xerox Corp., 4.800%, 03/01/35	245,972	0.0
465,000	Xerox Corp., 6.350%, 05/15/18	526,268	0.0
250,000	Xilinx, Inc., 2.125%, 03/15/19	252,403	0.0
250,000	Xilinx, Inc., 3.000%, 03/15/21	258,248	0.0
		47,278,301	1.3

	Utilities: 2.2%
500,000	Alabama Power Co., 4.150%, 08/15/44	542,645	0.0
300,000	Ameren Illinois Co., 2.700%, 09/01/22	304,756	0.0
250,000	Ameren Illinois Co., 4.300%, 07/01/44	282,321	0.0
500,000	Appalachian Power Co., 4.400%, 05/15/44	544,855	0.0
250,000	Arizona Public Service Co., 2.200%, 01/15/20	251,854	0.0
400,000	Arizona Public Service Co., 3.350%, 06/15/24	421,622	0.0
500,000	Atmos Energy Corp., 4.125%, 10/15/44	535,851	0.0
1,000,000	Baltimore Gas & Electric Co., 3.350%, 07/01/23	1,053,038	0.1
250,000	CMS Energy Corp., 3.875%, 03/01/24	267,810	0.0
250,000	CMS Energy Corp., 4.875%, 03/01/44	292,379	0.0
500,000	Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/44	557,439	0.0
400,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/54	450,554	0.0
300,000	Consumers Energy Co., 2.850%, 05/15/22	307,303	0.0
250,000	Delmarva Power & Light Co., 3.500%, 11/15/23	266,172	0.0
200,000	Dominion Gas Holdings LLC, 2.500%, 12/15/19	203,996	0.0
200,000	Dominion Gas Holdings LLC, 3.600%, 12/15/24	210,120	0.0
250,000	DTE Electric Co., 4.300%, 07/01/44	279,401	0.0
400,000	DTE Energy Co., 3.500%, 06/01/24	416,407	0.0
400,000	DTE Energy Co., 3.850%, 12/01/23	427,663	0.0
300,000	Duke Energy Corp., 1.625%, 08/15/17	303,361	0.0
400,000	Duke Energy Corp., 2.100%, 06/15/18	407,899	0.0
500,000	Duke Energy Corp., 3.950%, 10/15/23	546,740	0.0
150,000	Duke Energy Progress, Inc., 4.150%, 12/01/44	164,299	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
1,500,000		Duke Energy Progress, Inc., 4.375%, 03/30/44	$1,710,265	0.1
500,000		Empresa Nacional de Electricidad SA/Chile, 4.250%, 04/15/24	520,043	0.0
400,000		Entergy Arkansas, Inc., 3.700%, 06/01/24	429,072	0.0
1,000,000		Entergy Corp., 4.700%, 01/15/17	1,051,816	0.1
5,260,000		Exelon Generation Co., LLC, 5.200%, 10/01/19	5,903,572	0.2
500,000		Florida Power & Light Co., 3.250%, 06/01/24	529,901	0.0
750,000		Florida Power & Light Co., 3.800%, 12/15/42	785,211	0.0
2,000,000		Florida Power & Light Co., 4.050%, 06/01/42	2,175,974	0.1
500,000		NextEra Energy Capital Holdings, Inc., 1.200%, 06/01/15	500,048	0.0
1,000,000		Georgia Power Co., 0.750%, 08/10/15	1,001,325	0.0
250,000		ITC Holdings Corp., 3.650%, 06/15/24	259,612	0.0
500,000		Jersey Central Power & Light Co., 6.150%, 06/01/37	612,693	0.0
5,005,000		Kentucky Utilities Co., 5.125%, 11/01/40	6,271,040	0.2
3,765,000		Midamerican Energy Holdings Co., 6.125%, 04/01/36	4,930,546	0.2
2,000,000		Mississippi Power Co., 4.250%, 03/15/42	2,077,704	0.1
250,000	#	Monongahela Power Co., 5.400%, 12/15/43	307,792	0.0
500,000		Northern States Power Co/MN, 4.125%, 05/15/44	549,713	0.0
500,000		Northern States Power Co/WI, 3.300%, 06/15/24	522,242	0.0
3,595,000		Ohio Power Co., 5.375%, 10/01/21	4,248,082	0.1
250,000		Oklahoma Gas & Electric Co., 4.000%, 12/15/44	266,118	0.0
250,000		Oklahoma Gas & Electric Co., 4.550%, 03/15/44	289,632	0.0
750,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	823,789	0.0
1,000,000		Pacific Gas & Electric Co., 3.250%, 06/15/23	1,035,366	0.0
3,850,000		Pacific Gas & Electric Co., 3.500%, 10/01/20	4,063,729	0.1
500,000		Pacific Gas & Electric Co., 4.300%, 03/15/45	540,463	0.0
500,000		Pacific Gas & Electric Co., 4.750%, 02/15/44	578,680	0.0
750,000		PECO Energy Co., 4.150%, 10/01/44	828,540	0.0
250,000		Piedmont Natural Gas Co., Inc., 4.100%, 09/18/34	274,199	0.0
500,000		PPL Capital Funding, Inc., 1.900%, 06/01/18	501,764	0.0
2,000,000		Progress Energy, Inc., 4.400%, 01/15/21	2,207,610	0.1
3,410,000		Public Service Co. of Colorado, 3.200%, 11/15/20	3,633,413	0.1
1,000,000		Public Service Electric & Gas Co., 2.375%, 05/15/23	983,330	0.0
750,000		Public Service Electric & Gas Co., 3.800%, 01/01/43	785,944	0.0
250,000		Public Service Electric & Gas Co., 4.000%, 06/01/44	270,672	0.0
2,700,000		SCANA Corp., 4.750%, 05/15/21	2,946,966	0.1
750,000		Sempra Energy, 3.550%, 06/15/24	786,949	0.0
1,857,213		Southaven Combined Cycle Generation LLC, 3.846%, 08/15/33	2,003,283	0.1
3,915,000		Southern California Edison Co., 3.875%, 06/01/21	4,299,739	0.1
500,000		Southern California Edison Co., 3.900%, 03/15/43	526,045	0.0
500,000		Southern California Edison Co., 4.650%, 10/01/43	591,797	0.0
5,920,000		Southern Co., 2.375%, 09/15/15	5,967,603	0.2
250,000	L	Union Electric Co., 3.500%, 04/15/24	268,636	0.0
300,000		Union Electric Co., 3.900%, 09/15/42	315,462	0.0
500,000		Virginia Electric and Power Co., 1.200%, 01/15/18	499,299	0.0
500,000		Virginia Electric and Power Co., 4.450%, 02/15/44	564,935	0.0
1,533,000		Virginia Electric and Power Co., 6.000%, 05/15/37	2,067,068	0.1
1,000,000		Westar Energy, Inc., 4.125%, 03/01/42	1,076,874	0.1
500,000		Westar Energy, Inc., 4.625%, 09/01/43	587,445	0.0
250,000		Wisconsin Electric Power Co., 4.250%, 06/01/44	281,976	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
500,000	Wisconsin Power & Light Co., 4.100%, 10/15/44	$544,013	0.0
		83,836,475	2.2

	Total Corporate Bonds/Notes
	(Cost $949,166,400)	1,003,505,249	26.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.5%
1,000,000	Banc of America Commercial Mortgage, Inc., 5.414%, 09/10/47	1,034,239	0.0
450,000	Banc of America Commercial Mortgage, Inc., 5.575%, 06/10/49	480,709	0.0
1,457,821	Banc of America Commercial Mortgage, Inc., 5.889%, 07/10/44	1,521,233	0.1
1,450,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.369%, 10/10/45	1,470,436	0.0
2,232,976	Bear Stearns Commercial Mortgage Securities, 5.575%, 04/12/38	2,291,296	0.1
3,000,000	Citigroup Commercial Mortgage Trust, 4.023%, 03/10/47	3,310,503	0.1
1,994,000	Citigroup Commercial Mortgage Trust, 5.703%, 12/10/49	2,158,847	0.1
1,038,535	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.225%, 07/15/44	1,043,804	0.0
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.225%, 07/15/44	2,031,536	0.1
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.225%, 07/15/44	2,038,184	0.1
943,877	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, 11/15/44	1,025,465	0.0
1,115,000	Commercial Mortgage Pass Through Certificates, 3.288%, 12/10/44	1,180,914	0.0
1,208,346	Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	1,271,850	0.0
981,842	Credit Suisse Mortgage Capital Certificates, 5.311%, 12/15/39	1,025,927	0.0
2,000,000	Credit Suisse Mortgage Capital Certificates, 5.509%, 09/15/39	2,108,910	0.1
973,779	Credit Suisse Mortgage Capital Certificates, 5.903%, 09/15/39	1,044,194	0.0
1,030,134	CW Capital Cobalt Ltd., 5.761%, 05/15/46	1,114,264	0.0
605,000	DBUBS Mortgage Trust, 3.642%, 08/10/44	621,129	0.0
820,000	# Ford Credit Auto Owner Trust/Ford Credit 2014-2 A, 2.310%, 04/15/26	836,254	0.0
1,500,000	GE Capital Commercial Mortgage Corp., 5.322%, 11/10/45	1,516,917	0.0
1,490,444	Greenwich Capital Commercial Funding Corp., 5.224%, 04/10/37	1,501,875	0.0
2,500,000	Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	2,640,321	0.1
2,000,000	Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	2,111,805	0.1
1,682,319	Greenwich Capital Commercial Funding Corp., 5.816%, 07/10/38	1,744,569	0.1
595,000	GS Mortgage Securities Corp. II, 2.773%, 11/10/45	608,430	0.0
158,667	GS Mortgage Securities Corp. II, 5.560%, 11/10/39	166,607	0.0
3,145,726	GS Mortgage Securities Corp. II, 5.796%, 08/10/45	3,399,962	0.1
1,132,500	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	1,193,801	0.0
2,197,105	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	2,322,164	0.1
439,044	JPMorgan Chase Commercial Mortgage Securities Corp., 5.688%, 02/12/51	455,243	0.0
1,750,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.694%, 02/12/49	1,886,150	0.1
1,735,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 12/12/49	1,839,679	0.1
410,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.874%, 08/12/49	445,047	0.0
3,200,000	Morgan Stanley Bank of America Merrill Lynch Trust, 3.134%, 12/15/48	3,339,723	0.1
1,000,000	Morgan Stanley Capital I Trust, 5.073%, 08/13/42	1,003,872	0.0
970,199	Morgan Stanley Capital I, 5.331%, 03/15/44	969,566	0.0
309,910	Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/48	325,740	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
967,964	Wachovia Bank Commercial Mortgage Trust, 5.418%, 01/15/45	$984,554	0.0
320,000	WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	345,816	0.0

	Total Collateralized Mortgage Obligations
	(Cost $51,286,428)	56,411,535	1.5

MUNICIPAL BONDS: 0.9%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/39	6,768,148	0.2

	Connecticut: 0.1%
3,735,000	State of Connecticut, 5.850%, 03/15/32	4,752,302	0.1

	New Jersey: 0.2%
3,425,000	New Jersey State Turnpike Authority, 7.102%, 01/01/41	5,027,729	0.1
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/51	2,792,263	0.1
		7,819,992	0.2

	New York: 0.1%
3,495,000	Metropolitan Transportation Authority, 6.814%, 11/15/40	4,967,164	0.1

	Ohio: 0.2%
3,355,000	American Municipal Power, Inc., 7.834%, 02/15/41	5,086,415	0.2

	Washington: 0.1%
3,900,000	State of Washington, 5.140%, 08/01/40	4,869,384	0.1

	Total Municipal Bonds
	(Cost $27,104,459)	34,263,405	0.9

ASSET-BACKED SECURITIES: 0.6%
	Automobile Asset-Backed Securities: 0.3%
1,200,000	Capital Auto Receivables Asset Trust / Ally, 1.690%, 10/22/18	1,200,896	0.0
1,000,000	CarMax Auto Owner Trust, 1.610%, 10/15/19	1,006,637	0.0
1,000,000	Harley-Davidson Motorcycle Trust, 0.870%, 07/15/19	999,754	0.0
1,000,000	Honda Auto Receivables Owner Trust, 0.620%, 03/21/19	997,915	0.0
1,910,000	Hyundai Auto Receivables Trust 2013-A, 1.130%, 09/17/18	1,911,542	0.1
2,100,000	# Hyundai Auto Lease Securitization Trust 2015-A, 1.650%, 08/15/19	2,109,717	0.1
850,000	Hyundai Auto Receivables Trust 2013-C, 1.550%, 03/15/19	859,397	0.0
750,000	Hyundai Auto Receivables Trust 2013-C, 2.100%, 03/15/19	763,233	0.0
1,000,000	Mercedes-Benz Auto Receivables Trust 2014-1, 1.310%, 11/16/20	1,002,138	0.0
1,300,000	Toyota Auto Receivables 2013-B Owner Trust, 1.460%, 01/15/19	1,311,878	0.1
32,648	Toyota Auto Receivables Owner Trust, 0.750%, 02/16/16	32,654	0.0
		12,195,761	0.3

	Credit Card Asset-Backed Securities: 0.3%
1,000,000	Capital One Multi-Asset Execution Trust 2014-A5 A, 1.480%, 07/15/20	1,007,895	0.0
535,000	Capital One Multi-Asset Execution Trust, 5.750%, 07/15/20	593,578	0.0
1,310,000	Chase Issuance Trust, 1.300%, 02/18/20	1,310,207	0.1
1,490,000	Chase Issuance Trust, 5.230%, 04/15/19	1,607,355	0.1
500,000	Citibank Credit Card Issuance Trust, 2.880%, 01/23/23	521,073	0.0
1,948,000	Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	2,159,388	0.1
1,000,000	Discover Card Execution Note Trust, 2.120%, 12/15/21	1,017,604	0.0
1,000,000	Discover Card Execution Note Trust, 5.650%, 03/16/20	1,107,084	0.0
		9,324,184	0.3

	Other Asset-Backed Securities: 0.0%
251,588	AEP Texas Central Transition Funding, LLC, 0.880%, 12/01/18	251,932	0.0
500,000	AEP Texas Central Transition Funding, LLC, 1.976%, 06/01/21	505,337	0.0
260,177	PSE&G Transition Funding, LLC, 6.890%, 12/15/17	266,385	0.0
		1,023,654	0.0

	Total Asset-Backed Securities
	(Cost $22,597,852)	22,543,599	0.6

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 39.7%
		U.S. Treasury Bonds: 5.8%
59,845,000	L	2.000%, due 02/15/25	$60,228,367	1.6
9,582,000		2.750%, due 11/15/42	9,966,027	0.3
29,406,000		3.000%, due 11/15/44	32,229,447	0.9
2,882,000		3.125%, due 02/15/43	3,217,932	0.1
5,686,000		3.125%, due 08/15/44	6,375,871	0.2
23,645,000		3.500%, due 02/15/39	28,010,080	0.7
18,888,000		3.625%, due 08/15/43	23,087,633	0.6
14,092,000		3.625%, due 02/15/44	17,243,986	0.4
13,251,000		3.750%, due 11/15/43	16,558,569	0.4
7,845,000		3.875%, due 08/15/40	9,879,797	0.3
6,505,000		4.375%, due 05/15/40	8,795,983	0.2
2,150,000		6.000%, due 02/15/26	2,996,227	0.1
			218,589,919	5.8

		U.S. Treasury Notes: 33.9%
9,397,600		0.250%, due 07/31/15	9,402,007	0.3
14,708,000		0.250%, due 09/15/15	14,714,898	0.4
25,975,000		0.250%, due 10/15/15	25,987,182	0.7
3,465,000		0.250%, due 10/31/15	3,466,355	0.1
2,142,000		0.250%, due 11/30/15	2,142,501	0.1
27,732,000		0.250%, due 12/15/15	27,738,489	0.7
893,600		0.250%, due 12/31/15	893,739	0.0
19,048,000		0.375%, due 04/15/15	19,048,743	0.5
1,368,100		0.375%, due 06/30/15	1,368,955	0.0
5,914,000		0.375%, due 08/31/15	5,920,470	0.2
9,440,000		0.375%, due 11/15/15	9,449,591	0.3
5,000,000		0.375%, due 01/15/16	5,005,470	0.1
15,697,000		0.375%, due 02/15/16	15,712,948	0.4
33,823,000		0.375%, due 03/15/16	33,857,364	0.9
6,248,000		0.500%, due 06/15/16	6,258,253	0.2
5,000,000		0.500%, due 07/31/16	5,007,810	0.1
12,990,000		0.500%, due 08/31/16	13,005,224	0.4
30,595,000		0.500%, due 09/30/16	30,626,085	0.8
7,536,000		0.500%, due 01/31/17	7,536,000	0.2
5,004,000		0.500%, due 02/28/17	5,000,482	0.1
9,944,000		0.500%, due 03/31/17	9,931,570	0.3
51,172,000		0.625%, due 07/15/16	51,327,921	1.4
13,521,000		0.625%, due 08/15/16	13,560,089	0.4
7,054,000		0.625%, due 10/15/16	7,072,735	0.2
16,290,000		0.625%, due 11/15/16	16,331,996	0.4
9,514,500		0.625%, due 12/15/16	9,536,802	0.3
36,269,100		0.625%, due 09/30/17	36,172,769	1.0
3,873,000		0.750%, due 01/15/17	3,889,944	0.1
6,188,000		0.750%, due 03/15/17	6,211,688	0.2
1,952,000		0.750%, due 10/31/17	1,951,695	0.1
2,285,600		0.750%, due 12/31/17	2,281,314	0.1
21,817,000		0.750%, due 02/28/18	21,743,717	0.6
2,784,000		0.875%, due 04/15/17	2,800,094	0.1
1,547,000		0.875%, due 05/15/17	1,555,823	0.0
3,885,000		0.875%, due 06/15/17	3,905,031	0.1
6,000,000		0.875%, due 08/15/17	6,027,186	0.2
2,768,000		0.875%, due 10/15/17	2,777,298	0.1
1,864,000		0.875%, due 11/15/17	1,868,805	0.1
1,918,000		0.875%, due 01/31/18	1,919,648	0.1
785,000		1.000%, due 12/15/17	789,232	0.0
1,737,000		1.000%, due 03/15/18	1,743,243	0.0
27,497,000		1.000%, due 08/31/19	27,148,998	0.7
46,620,000		1.250%, due 10/31/15	46,907,739	1.3
29,467,000		1.250%, due 11/30/18	29,609,738	0.8
1,000		1.250%, due 10/31/19	997	0.0
11,755,000		1.250%, due 01/31/20	11,692,557	0.3
3,534,000		1.250%, due 02/29/20	3,514,948	0.1
26,756,000		1.375%, due 09/30/18	27,038,196	0.7
933,000		1.375%, due 01/31/20	934,239	0.0
8,515,000		1.375%, due 02/29/20	8,518,329	0.2
19,776,000		1.375%, due 03/31/20	19,780,628	0.5
19,814,000		1.500%, due 12/31/18	20,075,604	0.5
11,925,000		1.500%, due 01/31/19	12,078,725	0.3
5,048,000		1.500%, due 02/28/19	5,110,313	0.1
6,540,000		1.500%, due 03/31/19	6,620,730	0.2
5,304,000		1.500%, due 05/31/19	5,360,769	0.1
7,002,000		1.500%, due 11/30/19	7,054,515	0.2
4,833,000		1.500%, due 01/31/22	4,770,321	0.1
4,475,000		1.625%, due 03/31/19	4,550,167	0.1
2,317,000		1.625%, due 04/30/19	2,355,193	0.1
30,000,000		1.625%, due 06/30/19	30,468,750	0.8
19,814,000		1.625%, due 07/31/19	20,109,665	0.5
12,097,000		1.625%, due 08/31/19	12,272,782	0.3
4,790,000		1.625%, due 12/31/19	4,850,249	0.1
8,876,000		1.625%, due 08/15/22	8,804,575	0.2
22,705,000		1.750%, due 09/30/19	23,139,596	0.6
28,376,000		1.750%, due 10/31/20	28,752,862	0.8
3,064,000		1.750%, due 02/28/22	3,073,097	0.1
7,712,000		1.750%, due 03/31/22	7,731,882	0.2
48,163,000		1.875%, due 09/30/17	49,513,828	1.3
8,000,000		1.875%, due 11/30/21	8,098,752	0.2
24,900,000		2.000%, due 11/30/20	25,551,683	0.7
12,097,000		2.000%, due 02/28/21	12,393,752	0.3
20,498,000		2.125%, due 01/31/21	21,152,973	0.6
3,700,000		2.125%, due 09/30/21	3,806,086	0.1
3,774,000		2.125%, due 12/31/21	3,880,732	0.1
9,810,000		2.250%, due 03/31/21	10,185,537	0.3
8,794,000		2.250%, due 04/30/21	9,129,271	0.2
26,457,000		2.250%, due 11/15/24	27,199,039	0.7
72,155,000		2.375%, due 07/31/17	75,001,731	2.0
19,590,000		2.375%, due 12/31/20	20,499,094	0.6
13,230,000		2.500%, due 08/15/23	13,924,575	0.4
9,874,000		2.500%, due 05/15/24	10,372,331	0.3
18,650,000		2.625%, due 04/30/18	19,614,559	0.5
26,255,000		2.750%, due 02/15/19	27,817,986	0.7
36,569,500		2.750%, due 11/15/23	39,215,084	1.1
42,052,000		2.750%, due 02/15/24	45,067,927	1.2
9,190,000		3.500%, due 05/15/20	10,139,152	0.3
4,025,000		8.125%, due 08/15/19	5,208,286	0.1
			1,265,639,708	33.9

	Total U.S. Treasury Obligations
	(Cost $1,444,599,189)		1,484,229,627	39.7

FOREIGN GOVERNMENT BONDS: 3.7%
300,000		Asian Development Bank, 2.125%, 03/19/25	303,259	0.0
3,000,000		Colombia Government International Bond, 4.000%, 02/26/24	3,100,500	0.1
1,950,000		Colombia Government International Bond, 7.375%, 09/18/37	2,617,875	0.1
2,964,000		Corp Andina de Fomento, 4.375%, 06/15/22	3,246,748	0.1
5,000,000		European Bank for Reconstruction & Development, 1.000%, 06/15/18	4,976,005	0.1
2,000,000		European Investment Bank, 4.000%, 02/16/21	2,264,764	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
3,775,000		Export-Import Bank of Korea, 3.750%, 10/20/16	$3,924,316	0.1
1,000,000		Export-Import Bank of Korea, 4.000%, 01/14/24	1,104,320	0.0
10,010,000		Brazil Government International Bond, 6.000%, 01/17/17	10,748,237	0.3
1,000,000		Inter-American Development Bank, 3.200%, 08/07/42	1,034,513	0.0
1,000,000		International Finance Corp., 1.250%, 07/16/18	1,004,740	0.0
3,695,000		International Finance Corp., 2.250%, 04/11/16	3,766,007	0.1
3,700,000		Japan Finance Corp., 2.500%, 05/18/16	3,780,860	0.1
3,810,000		Korea Development Bank, 3.250%, 03/09/16	3,888,585	0.1
10,000,000		KFW, 2.625%, 01/25/22	10,566,030	0.3
3,285,000		Landwirtschaftliche Rentenbank, 3.125%, 07/15/15	3,311,053	0.1
12,080,000		Mexico Government International Bond, 4.750%, 03/08/44	12,744,400	0.3
2,710,000		Nordic Investment Bank, 5.000%, 02/01/17	2,921,678	0.1
3,695,000		Oesterreichische Kontrollbank AG, 4.875%, 02/16/16	3,838,115	0.1
1,460,000		Panama Government International Bond, 8.875%, 09/30/27	2,160,800	0.1
2,000,000		Pemex Project Funding Master Trust, 6.625%, 06/15/38	2,260,000	0.1
4,000,000		Peru Government International Bond, 6.550%, 03/14/37	5,345,000	0.1
155,000		Peruvian Government International Bond, 7.125%, 03/30/19	186,000	0.0
3,755,000		Petrobras International Finance Co., 5.750%, 01/20/20	3,500,261	0.1
125,000	#	Petroleos Mexicanos, 4.250%, 01/15/25	127,006	0.0
500,000		Petroleos Mexicanos, 4.875%, 01/18/24	530,500	0.0
500,000	#	Petroleos Mexicanos, 5.500%, 06/27/44	506,875	0.0
3,680,000	L	Petroleos Mexicanos, 6.000%, 03/05/20	4,215,440	0.1
4,000,000		Philippine Government International Bond, 6.375%, 01/15/32	5,450,000	0.2
3,405,000		Poland Government International Bond, 5.125%, 04/21/21	3,920,176	0.1
7,395,000		Province of British Columbia Canada, 2.100%, 05/18/16	7,532,902	0.2
13,308,000		Province of Ontario Canada, 4.400%, 04/14/20	15,065,415	0.4
500,000	L	Republic of Korea, 4.125%, 06/10/44	606,635	0.0
3,140,000		South Africa Government Bond, 5.500%, 03/09/20	3,459,872	0.1
3,000,000		Uruguay Government International Bond, 4.500%, 08/14/24	3,262,500	0.1

	Total Foreign Government Bonds
	(Cost $132,740,287)		137,271,387	3.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 32.1%
		Federal Home Loan Bank: 0.2%
8,000,000		2.000%, due 04/15/21	7,929,392	0.2

		Federal Home Loan Mortgage Corporation: 7.6%##
7,735,000		1.000%, due 03/08/17	7,791,187	0.2
21,246,000		1.000%, due 09/29/17	21,316,154	0.6
8,405,000		2.500%, due 05/27/16	8,606,115	0.2
11,252,063		2.547%, due 02/01/42	11,837,621	0.3
69,474,000	W	3.000%, due 05/01/43	70,715,573	1.9
37,400,000	W	3.500%, due 09/15/41	39,199,146	1.1
3,691,255		3.500%, due 01/01/42	3,873,881	0.1
687,241		3.500%, due 01/01/42	721,869	0.0
4,515,000		3.750%, due 03/27/19	4,956,165	0.1
2,781,620		4.000%, due 01/01/25	2,962,915	0.1
396,719		4.000%, due 08/01/40	425,232	0.0
3,503,270		4.000%, due 04/01/41	3,755,451	0.1
2,596,719		4.000%, due 05/01/41	2,782,061	0.1
122,945		4.000%, due 08/01/41	131,382	0.0
465,543		4.000%, due 12/01/41	498,883	0.0
2,193,222		4.000%, due 01/01/42	2,343,719	0.1
4,914,267		4.000%, due 03/01/42	5,262,643	0.2
5,757,222		4.000%, due 03/01/42	6,171,063	0.2
2,302,035		4.000%, due 02/01/44	2,510,290	0.1
1,201,826		4.000%, due 03/01/44	1,303,135	0.1
1,730,000		4.000%, due 03/01/45	1,850,841	0.1
18,897		4.500%, due 04/01/23	20,284	0.0
236,277		4.500%, due 03/01/39	257,606	0.0
651,247		4.500%, due 08/01/39	710,651	0.0
1,385,658		4.500%, due 09/01/39	1,512,115	0.1
828,963		4.500%, due 09/01/39	903,571	0.0
975,787		4.500%, due 09/01/39	1,064,633	0.0
1,713,638		4.500%, due 10/01/39	1,870,249	0.1
2,258,990		4.500%, due 12/01/39	2,465,263	0.1
704,462		4.500%, due 03/01/40	768,508	0.0
1,381,581		4.500%, due 04/01/40	1,507,684	0.1
264,040		4.500%, due 06/01/40	288,190	0.0
1,498,747		4.500%, due 07/01/40	1,636,159	0.1
2,037,988		4.500%, due 07/01/40	2,224,556	0.1
491,110		4.500%, due 08/01/40	536,157	0.0
1,421,751		4.500%, due 08/01/40	1,551,757	0.1
1,804,169		4.500%, due 03/01/41	1,971,790	0.1
486,355		4.500%, due 03/01/41	531,346	0.0
617,647		4.500%, due 04/01/41	675,149	0.0
1,641,330		4.500%, due 06/01/41	1,795,137	0.1
1,508,363		4.500%, due 07/01/41	1,649,999	0.1
793,703		4.500%, due 08/01/41	870,462	0.0
7,302,666		4.500%, due 08/01/41	7,989,149	0.2
41,592		5.000%, due 03/01/34	46,073	0.0
336,732		5.000%, due 12/01/34	374,874	0.0
258,279		5.000%, due 08/01/35	286,994	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation: (continued)
1,203,293	5.000%, due 08/01/35	$1,338,646	0.1
759,473	5.000%, due 10/01/35	843,639	0.0
413,975	5.000%, due 10/01/35	460,353	0.0
363,854	5.000%, due 10/01/35	404,093	0.0
885,346	5.000%, due 12/01/35	983,611	0.0
112,025	5.000%, due 04/01/36	124,266	0.0
394,376	5.000%, due 11/01/36	438,354	0.0
281,196	5.000%, due 02/01/37	312,183	0.0
224,941	5.000%, due 05/01/37	249,604	0.0
3,209,644	5.000%, due 10/01/37	3,567,759	0.1
585,235	5.000%, due 03/01/38	650,162	0.0
1,947,346	5.000%, due 03/01/38	2,161,706	0.1
838,853	5.000%, due 03/01/38	931,070	0.0
569,396	5.000%, due 04/01/38	630,737	0.0
59,982	5.000%, due 10/01/38	66,444	0.0
225,191	5.000%, due 06/01/40	250,013	0.0
470,874	5.000%, due 08/01/40	522,845	0.0
1,395,355	5.000%, due 04/01/41	1,551,030	0.1
109,520	5.200%, due 08/01/37	121,858	0.0
190,000	5.400%, due 03/17/21	198,903	0.0
200,788	5.490%, due 02/01/37	225,656	0.0
1,032,470	5.500%, due 12/01/24	1,116,121	0.0
259,225	5.500%, due 09/01/34	292,983	0.0
269,123	5.500%, due 01/01/35	303,691	0.0
2,669,577	5.500%, due 09/01/35	3,008,519	0.1
143,439	5.500%, due 09/01/35	161,773	0.0
1,746,368	5.500%, due 10/01/35	1,965,667	0.1
1,099,593	5.500%, due 03/01/36	1,237,547	0.0
208,848	5.500%, due 03/01/36	234,146	0.0
164,537	5.500%, due 05/01/36	184,661	0.0
763,064	5.500%, due 06/01/36	861,356	0.0
386,103	5.500%, due 07/01/36	433,815	0.0
13,321	5.500%, due 07/01/36	15,016	0.0
59,528	5.500%, due 07/01/36	66,856	0.0
104,103	5.500%, due 10/01/36	117,008	0.0
367,723	5.500%, due 11/01/36	411,746	0.0
91,713	5.500%, due 12/01/36	102,694	0.0
145,186	5.500%, due 12/01/36	163,030	0.0
243,581	5.500%, due 12/01/36	273,187	0.0
31,453	5.500%, due 02/01/37	35,237	0.0
284,337	5.500%, due 02/01/37	318,581	0.0
90,878	5.500%, due 05/01/37	101,941	0.0
14,060	5.500%, due 06/01/37	15,776	0.0
201,626	5.500%, due 12/01/37	226,330	0.0
78,525	5.500%, due 03/01/38	88,173	0.0
40,837	5.500%, due 06/01/38	45,836	0.0
17,904	5.500%, due 06/01/38	20,068	0.0
26,732	5.500%, due 08/01/38	29,941	0.0
4,946	5.500%, due 10/01/38	5,555	0.0
2,594,401	5.500%, due 11/01/38	2,956,139	0.1
44,539	5.500%, due 12/01/38	49,990	0.0
43,422	5.500%, due 12/01/38	48,617	0.0
59,947	5.500%, due 12/01/38	67,243	0.0
426,202	5.500%, due 01/01/39	478,524	0.0
67,492	5.500%, due 01/01/39	75,756	0.0
244,442	5.500%, due 01/01/40	274,262	0.0
307,204	5.500%, due 01/01/40	344,849	0.0
217,814	5.500%, due 03/01/40	244,173	0.0
195,332	5.500%, due 01/01/41	219,160	0.0
167,352	5.750%, due 05/01/37	188,838	0.0
127,114	5.750%, due 06/01/37	143,395	0.0
311,244	5.800%, due 07/01/37	352,041	0.0
376,015	5.800%, due 08/01/37	425,888	0.0
278,017	5.800%, due 09/01/37	314,309	0.0
94,796	5.800%, due 09/01/37	107,135	0.0
15,374	6.000%, due 04/01/28	17,649	0.0
135,545	6.000%, due 07/01/28	154,112	0.0
9,365	6.000%, due 04/01/36	10,738	0.0
1,184	6.000%, due 04/01/36	1,359	0.0
35,850	6.000%, due 04/01/36	41,171	0.0
114,113	6.000%, due 06/01/36	131,013	0.0
38,340	6.000%, due 07/01/36	43,975	0.0
294,995	6.000%, due 08/01/36	338,038	0.0
12,591	6.000%, due 08/01/36	14,400	0.0
37,085	6.000%, due 08/01/36	42,441	0.0
196,998	6.000%, due 01/01/37	224,654	0.0
150,535	6.000%, due 02/01/37	171,576	0.0
10,663	6.000%, due 04/01/37	12,133	0.0
4,634	6.000%, due 06/01/37	5,272	0.0
76,741	6.000%, due 06/01/37	87,245	0.0
28,675	6.000%, due 07/01/37	32,618	0.0
1,156	6.000%, due 07/01/37	1,315	0.0
109,512	6.000%, due 08/01/37	124,642	0.0
32,165	6.000%, due 08/01/37	36,545	0.0
7,355	6.000%, due 08/01/37	8,357	0.0
25,010	6.000%, due 08/01/37	28,419	0.0
69,885	6.000%, due 08/01/37	79,539	0.0
326,850	6.000%, due 08/01/37	371,028	0.0
14,199	6.000%, due 08/01/37	16,146	0.0
264,887	6.000%, due 08/01/37	300,727	0.0
25,591	6.000%, due 09/01/37	29,108	0.0
8,278	6.000%, due 09/01/37	9,400	0.0
68,081	6.000%, due 09/01/37	77,652	0.0
42,919	6.000%, due 10/01/37	48,823	0.0
60,773	6.000%, due 10/01/37	69,034	0.0
32,543	6.000%, due 10/01/37	36,967	0.0
19,992	6.000%, due 10/01/37	22,789	0.0
10,835	6.000%, due 11/01/37	12,322	0.0
74,483	6.000%, due 11/01/37	84,572	0.0
13,663	6.000%, due 11/01/37	15,532	0.0
134,246	6.000%, due 12/01/37	152,497	0.0
226,356	6.000%, due 12/01/37	257,356	0.0
7,030	6.000%, due 12/01/37	7,989	0.0
73,330	6.000%, due 01/01/38	83,354	0.0
5,517	6.000%, due 01/01/38	6,265	0.0
121,549	6.000%, due 01/01/38	138,010	0.0
7,905	6.000%, due 02/01/38	8,981	0.0
106,035	6.000%, due 02/01/38	120,453	0.0
108,390	6.000%, due 05/01/38	123,194	0.0
6,535	6.000%, due 06/01/38	7,425	0.0
191,196	6.000%, due 07/01/38	217,252	0.0
169,042	6.000%, due 07/01/38	192,157	0.0
87,300	6.000%, due 08/01/38	99,184	0.0
91,750	6.000%, due 09/01/38	104,151	0.0
3,883	6.000%, due 09/01/38	4,413	0.0
896,976	6.000%, due 09/01/38	1,019,151	0.0
34,927	6.000%, due 09/01/38	39,707	0.0
43,117	6.000%, due 11/01/38	48,982	0.0
353,761	6.000%, due 01/01/39	401,985	0.0
653,648	6.000%, due 04/01/39	743,314	0.0
136,794	6.000%, due 08/01/39	155,461	0.0
208,156	6.000%, due 10/01/39	236,618	0.0
88,943	6.000%, due 11/01/39	101,069	0.0
54,719	6.000%, due 11/01/39	62,178	0.0
294,086	6.000%, due 11/01/39	334,179	0.0
7,894	6.000%, due 12/01/39	8,969	0.0
288,898	6.000%, due 05/01/40	328,809	0.0
66,561	6.150%, due 12/01/37	76,421	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
101,033		6.150%, due 12/01/37	$116,100	0.0
370,560		6.150%, due 01/01/38	422,521	0.0
208,827		6.150%, due 02/01/38	237,936	0.0
179,156		6.150%, due 02/01/38	204,121	0.0
840,000		6.250%, due 07/15/32	1,250,315	0.0
32,840		6.500%, due 06/01/36	38,924	0.0
5,114		6.500%, due 08/01/36	6,086	0.0
9,510		6.500%, due 10/01/36	11,256	0.0
124,610		6.500%, due 10/01/36	144,691	0.0
67,058		6.500%, due 07/01/37	78,675	0.0
1,467		6.500%, due 08/01/37	1,683	0.0
31,001		6.500%, due 09/01/37	37,803	0.0
39,757		6.500%, due 09/01/37	45,573	0.0
14,642		6.500%, due 10/01/37	16,784	0.0
57,995		6.500%, due 11/01/37	66,487	0.0
81,746		6.500%, due 01/01/38	93,727	0.0
37,802		6.500%, due 02/01/38	43,342	0.0
97,410		6.500%, due 02/01/38	111,689	0.0
21,992		6.500%, due 04/01/38	25,405	0.0
69,342		6.500%, due 04/01/38	80,599	0.0
12,301		6.500%, due 05/01/38	14,102	0.0
1,595		6.500%, due 05/01/38	1,829	0.0
7,013		6.500%, due 07/01/38	8,041	0.0
5,712		6.500%, due 08/01/38	6,549	0.0
8,982		6.500%, due 09/01/38	10,299	0.0
11,333		6.500%, due 10/01/38	12,987	0.0
907		6.500%, due 10/01/38	1,040	0.0
29,160		6.500%, due 11/01/38	33,422	0.0
158,602		6.500%, due 12/01/38	181,742	0.0
21,138		6.500%, due 12/01/38	24,230	0.0
8,199		6.500%, due 12/01/38	9,401	0.0
6,550		6.500%, due 12/01/38	7,507	0.0
838,374		6.500%, due 12/01/38	961,626	0.0
7,337		6.500%, due 01/01/39	8,410	0.0
2,540,000		6.750%, due 03/15/31	3,880,861	0.1
			282,660,785	7.6

		Federal National Mortgage Association: 16.6%##
6,025,000		1.375%, due 11/15/16	6,108,669	0.2
20,400,000		2.230%, due 12/06/22	20,173,295	0.6
5,000,000		2.250%, due 03/15/16	5,089,475	0.2
8,750,000		2.375%, due 04/11/16	8,928,299	0.3
46,046,000	W	2.500%, due 11/25/26	47,198,947	1.3
9,213,637		2.500%, due 09/01/27	9,489,903	0.3
25,938,000	W	3.000%, due 10/25/26	27,141,684	0.7
2,769,354		3.000%, due 12/01/26	2,909,125	0.1
2,274,921		3.000%, due 01/01/27	2,389,384	0.1
49,803,204		3.000%, due 05/01/43	51,030,525	1.4
27,235,000	W	3.000%, due 05/01/43	27,779,168	0.8
16,287,733		3.000%, due 07/01/43	16,686,323	0.5
720,551		3.500%, due 08/01/26	765,579	0.0
603,936		3.500%, due 08/01/26	641,563	0.0
72,292		3.500%, due 09/01/26	76,825	0.0
469,603		3.500%, due 10/01/26	499,052	0.0
1,304,624		3.500%, due 10/01/26	1,386,891	0.1
2,382,548		3.500%, due 11/01/26	2,532,078	0.1
2,718,475		3.500%, due 12/01/26	2,887,660	0.1
2,500,557		3.500%, due 12/01/26	2,657,572	0.1
2,773,171		3.500%, due 01/01/27	2,946,296	0.1
38,386,000	W	3.500%, due 12/25/40	40,222,830	1.1
2,458,984		3.500%, due 03/01/41	2,588,563	0.1
3,057,508		3.500%, due 12/01/41	3,217,399	0.1
5,284,878		3.500%, due 01/01/42	5,561,442	0.2
24,240,468		3.500%, due 11/01/42	25,501,157	0.7
53,293		4.000%, due 11/01/20	56,327	0.0
56,445		4.000%, due 07/01/22	59,672	0.0
22,704		4.000%, due 04/01/23	24,010	0.0
13,470		4.000%, due 05/01/23	14,258	0.0
29,102		4.000%, due 07/01/23	30,792	0.0
109,280		4.000%, due 03/01/24	115,649	0.0
84,165		4.000%, due 03/01/24	89,110	0.0
69,489		4.000%, due 04/01/24	73,629	0.0
2,010		4.000%, due 04/01/24	2,126	0.0
432,263		4.000%, due 07/01/24	457,131	0.0
155,538		4.000%, due 07/01/24	164,875	0.0
7,674		4.000%, due 08/01/24	8,131	0.0
153,055		4.000%, due 01/01/25	162,267	0.0
128,900		4.000%, due 02/01/25	136,688	0.0
663,139		4.000%, due 02/01/25	703,299	0.0
491,266		4.000%, due 06/01/25	522,516	0.0
11,442		4.000%, due 07/01/25	12,142	0.0
71,811		4.000%, due 09/01/25	76,393	0.0
65,842		4.000%, due 09/01/25	69,820	0.0
898,568		4.000%, due 12/01/25	955,524	0.0
815,321		4.000%, due 02/01/26	869,300	0.0
149,652		4.000%, due 03/01/26	159,541	0.0
509,665		4.000%, due 04/01/26	543,391	0.0
1,721,463		4.000%, due 04/01/26	1,835,632	0.1
247,042		4.000%, due 04/01/26	263,436	0.0
886,074		4.000%, due 05/01/26	944,977	0.0
340,182		4.000%, due 09/01/26	361,519	0.0
51,837,000	W	4.000%, due 04/25/39	55,429,144	1.5
1,623,021		4.000%, due 10/01/40	1,756,584	0.1
453,806		4.000%, due 10/01/40	486,794	0.0
2,772,075		4.000%, due 12/01/40	2,972,948	0.1
2,887,897		4.000%, due 12/01/40	3,095,060	0.1
6,172,712		4.000%, due 02/01/41	6,619,339	0.2
1,067,192		4.000%, due 03/01/41	1,141,290	0.0
1,007,650		4.000%, due 04/01/41	1,080,657	0.0
1,419,124		4.000%, due 08/01/41	1,535,632	0.1
833,516		4.000%, due 09/01/41	893,461	0.0
7,488,941		4.000%, due 11/01/41	8,027,719	0.2
1,520,800		4.000%, due 12/01/41	1,631,132	0.1
2,537,883		4.000%, due 01/01/42	2,720,570	0.1
1,669,062		4.000%, due 07/01/42	1,788,623	0.1
1,342,448		4.000%, due 07/01/42	1,438,476	0.1
3,326,474		4.000%, due 07/01/43	3,617,110	0.1
3,902,749		4.000%, due 02/01/44	4,235,933	0.1
1,625,610		4.000%, due 02/01/44	1,764,393	0.1
1,420,464		4.000%, due 03/01/44	1,545,237	0.1
15,178,819		4.000%, due 08/01/44	16,232,727	0.4
12,228		4.500%, due 05/01/19	12,866	0.0
36,125		4.500%, due 05/01/19	37,975	0.0
32,207		4.500%, due 01/01/20	33,893	0.0
25,768		4.500%, due 08/01/20	27,189	0.0
3,923		4.500%, due 06/01/22	4,115	0.0
2,905		4.500%, due 07/01/22	3,051	0.0
49,744		4.500%, due 11/01/22	52,823	0.0
11,298		4.500%, due 02/01/23	12,121	0.0
78,369		4.500%, due 02/01/23	83,962	0.0
6,190		4.500%, due 03/01/23	6,530	0.0
374,872		4.500%, due 03/01/23	402,319	0.0
1,814		4.500%, due 03/01/23	1,947	0.0
67,125		4.500%, due 04/01/23	71,904	0.0
220,768		4.500%, due 04/01/23	236,816	0.0
48,868		4.500%, due 04/01/23	52,414	0.0
191,000		4.500%, due 04/01/23	204,847	0.0
3,671		4.500%, due 04/01/23	3,937	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
4,249		4.500%, due 05/01/23	$4,561	0.0
277,357		4.500%, due 05/01/23	297,589	0.0
2,536		4.500%, due 05/01/23	2,718	0.0
5,616		4.500%, due 05/01/23	6,024	0.0
5,682		4.500%, due 07/01/23	5,960	0.0
28,773		4.500%, due 01/01/24	30,624	0.0
874,551		4.500%, due 07/01/24	943,331	0.0
1,190,975		4.500%, due 08/01/24	1,284,293	0.0
174,836		4.500%, due 09/01/24	188,528	0.0
583,766		4.500%, due 09/01/24	629,377	0.0
42,742		4.500%, due 09/01/24	45,842	0.0
41,358		4.500%, due 09/01/24	44,602	0.0
382,562		4.500%, due 10/01/24	411,934	0.0
92,226		4.500%, due 10/01/24	97,996	0.0
159,876		4.500%, due 10/01/24	170,321	0.0
196,853		4.500%, due 11/01/24	212,318	0.0
54,708		4.500%, due 11/01/24	57,499	0.0
36,939		4.500%, due 11/01/24	39,785	0.0
19,141		4.500%, due 11/01/24	20,456	0.0
260,820		4.500%, due 11/01/24	281,264	0.0
9,596		4.500%, due 11/01/24	10,071	0.0
217,405		4.500%, due 12/01/24	234,481	0.0
493,410		4.500%, due 12/01/24	531,424	0.0
6,089		4.500%, due 01/01/25	6,567	0.0
424,834		4.500%, due 01/01/25	458,111	0.0
294,699		4.500%, due 01/01/25	317,755	0.0
920,769		4.500%, due 05/01/25	992,652	0.0
70,130		4.500%, due 08/01/25	75,465	0.0
1,065,910		4.500%, due 01/01/26	1,149,616	0.0
462,532		4.500%, due 04/01/26	485,389	0.0
9,600		4.500%, due 06/01/34	10,464	0.0
50,024		4.500%, due 05/01/35	55,032	0.0
7,000,000	W	4.500%, due 05/15/35	7,618,518	0.2
4,403		4.500%, due 03/01/38	4,816	0.0
14,279		4.500%, due 05/01/38	15,560	0.0
2,835		4.500%, due 05/01/38	3,091	0.0
36,401		4.500%, due 06/01/38	39,892	0.0
26,757		4.500%, due 07/01/38	29,159	0.0
10,122		4.500%, due 07/01/38	11,033	0.0
39,749		4.500%, due 09/01/38	43,316	0.0
1,288,746		4.500%, due 03/01/39	1,407,726	0.1
56,881		4.500%, due 04/01/39	62,114	0.0
80,112		4.500%, due 04/01/39	87,486	0.0
2,763,472		4.500%, due 06/01/39	3,019,738	0.1
1,891,219		4.500%, due 07/01/39	2,066,605	0.1
2,687,190		4.500%, due 07/01/39	2,977,139	0.1
1,241,022		4.500%, due 07/01/39	1,353,209	0.1
4,031,012		4.500%, due 09/01/39	4,408,528	0.1
2,643,150		4.500%, due 10/01/39	2,888,722	0.1
1,286,343		4.500%, due 12/01/39	1,407,180	0.1
910,738		4.500%, due 12/01/39	996,051	0.0
1,033,542		4.500%, due 12/01/39	1,129,034	0.0
566,784		4.500%, due 03/01/40	620,085	0.0
1,536,419		4.500%, due 09/01/40	1,683,454	0.1
892,061		4.500%, due 10/01/40	976,915	0.0
689,986		4.500%, due 10/01/40	756,045	0.0
684,950		4.500%, due 10/01/40	750,272	0.0
1,781,953		4.500%, due 03/01/41	1,953,796	0.1
2,136,836		4.500%, due 04/01/41	2,342,331	0.1
699,973		4.500%, due 06/01/41	766,022	0.0
6,555,778		4.500%, due 06/01/41	7,189,485	0.2
773,941		4.500%, due 06/01/41	848,326	0.0
678,334		4.500%, due 06/01/41	740,030	0.0
434,785		4.500%, due 07/01/41	476,773	0.0
10,666,680		4.500%, due 07/01/41	11,756,924	0.3
315,360		4.500%, due 07/01/41	345,635	0.0
2,824,360		4.500%, due 08/01/41	3,096,369	0.1
657,368		4.500%, due 08/01/41	720,701	0.0
3,293,386		4.500%, due 08/01/41	3,607,965	0.1
8,822		5.000%, due 04/01/16	9,271	0.0
164,052		5.000%, due 01/01/18	172,417	0.0
72,925		5.000%, due 01/01/18	76,644	0.0
148,443		5.000%, due 02/01/18	156,012	0.0
27,948		5.000%, due 04/01/18	29,373	0.0
1,814		5.000%, due 02/01/20	1,960	0.0
3,380		5.000%, due 06/01/21	3,599	0.0
23,106		5.000%, due 11/01/21	24,580	0.0
41,259		5.000%, due 01/01/22	43,972	0.0
2,326		5.000%, due 02/01/22	2,515	0.0
4,587		5.000%, due 04/01/22	4,955	0.0
53,178		5.000%, due 06/01/22	57,554	0.0
7,070		5.000%, due 06/01/22	7,575	0.0
92,939		5.000%, due 06/01/22	100,616	0.0
557		5.000%, due 06/01/22	586	0.0
1,408		5.000%, due 07/01/22	1,481	0.0
47,417		5.000%, due 07/01/22	50,817	0.0
45,510		5.000%, due 08/01/22	47,869	0.0
15,224		5.000%, due 09/01/22	16,015	0.0
57,634		5.000%, due 12/01/22	60,573	0.0
52,113		5.000%, due 01/01/23	56,361	0.0
2,987		5.000%, due 01/01/23	3,229	0.0
462,134		5.000%, due 02/01/23	502,616	0.0
140,208		5.000%, due 02/01/23	152,420	0.0
1,997		5.000%, due 02/01/23	2,161	0.0
24,485		5.000%, due 03/01/23	25,747	0.0
68,700		5.000%, due 03/01/23	74,368	0.0
139,622		5.000%, due 03/01/23	150,781	0.0
2,546		5.000%, due 03/01/23	2,764	0.0
17,614		5.000%, due 03/01/23	19,140	0.0
19,946		5.000%, due 04/01/23	21,730	0.0
14,256		5.000%, due 04/01/23	14,985	0.0
74,684		5.000%, due 04/01/23	78,509	0.0
71,087		5.000%, due 04/01/23	74,723	0.0
11,372		5.000%, due 05/01/23	12,255	0.0
26,450		5.000%, due 05/01/23	27,801	0.0
31,209		5.000%, due 05/01/23	33,926	0.0
27,850		5.000%, due 06/01/23	30,105	0.0
10,099		5.000%, due 06/01/23	10,623	0.0
60,723		5.000%, due 06/01/23	65,601	0.0
32,994		5.000%, due 06/01/23	35,852	0.0
122,731		5.000%, due 06/01/23	129,053	0.0
640,209		5.000%, due 07/01/23	695,964	0.0
228,367		5.000%, due 08/01/23	248,242	0.0
1,005		5.000%, due 09/01/23	1,090	0.0
27,208		5.000%, due 02/01/24	28,596	0.0
220,391		5.000%, due 03/01/24	240,756	0.0
68,285		5.000%, due 04/01/24	71,825	0.0
30,536		5.000%, due 04/01/24	33,227	0.0
124,166		5.000%, due 05/01/24	134,232	0.0
192,815		5.000%, due 06/01/24	207,446	0.0
814,497		5.000%, due 08/01/24	886,063	0.0
363,981		5.000%, due 07/01/33	406,303	0.0
127,548		5.000%, due 02/01/34	141,777	0.0
74,672		5.000%, due 11/01/34	83,309	0.0
4,899,570		5.000%, due 02/01/35	5,472,987	0.2
955,321		5.000%, due 06/01/35	1,067,504	0.0
60,108		5.000%, due 08/01/35	66,847	0.0
1,189,590		5.000%, due 09/01/35	1,326,014	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
310,225	5.000%, due 09/01/35	$344,914	0.0
733,387	5.000%, due 09/01/35	816,198	0.0
92,797	5.000%, due 10/01/35	103,280	0.0
1,435,174	5.000%, due 03/01/36	1,594,817	0.1
1,131,435	5.000%, due 03/01/36	1,258,851	0.0
367,105	5.000%, due 04/01/36	408,509	0.0
1,063,860	5.000%, due 05/01/36	1,183,448	0.0
12,239	5.000%, due 05/01/36	13,614	0.0
184,300	5.000%, due 06/01/36	205,025	0.0
445,929	5.000%, due 12/01/36	495,698	0.0
153,000	5.000%, due 12/01/36	170,236	0.0
455,064	5.000%, due 07/01/37	506,327	0.0
397,286	5.000%, due 01/01/38	443,424	0.0
724,311	5.000%, due 02/01/38	805,805	0.0
1,506,614	5.000%, due 02/01/38	1,676,125	0.1
996,342	5.000%, due 08/01/38	1,108,383	0.0
788,361	5.000%, due 07/01/40	877,104	0.0
235,845	5.000%, due 07/01/40	262,187	0.0
11,310,000	5.375%, due 06/12/17	12,449,415	0.3
1,555	5.500%, due 06/01/15	1,634	0.0
6,649	5.500%, due 04/01/16	6,990	0.0
46,834	5.500%, due 11/01/16	49,239	0.0
9,070	5.500%, due 01/01/17	9,536	0.0
20,791	5.500%, due 01/01/17	21,859	0.0
33,229	5.500%, due 02/01/17	34,936	0.0
45,630	5.500%, due 10/01/17	47,978	0.0
89,544	5.500%, due 11/01/17	94,150	0.0
16,337	5.500%, due 11/01/17	17,177	0.0
16	5.500%, due 02/01/18	17	0.0
20,027	5.500%, due 09/01/18	21,059	0.0
53,195	5.500%, due 07/01/20	55,930	0.0
2,379	5.500%, due 04/01/21	2,605	0.0
13,145	5.500%, due 10/01/21	13,887	0.0
493,987	5.500%, due 11/01/21	540,331	0.0
6,717	5.500%, due 11/01/21	7,101	0.0
138,299	5.500%, due 11/01/21	152,057	0.0
339,204	5.500%, due 12/01/21	368,301	0.0
366,084	5.500%, due 12/01/21	397,110	0.0
154,434	5.500%, due 12/01/21	164,504	0.0
68,251	5.500%, due 01/01/22	72,744	0.0
10,427	5.500%, due 01/01/22	11,285	0.0
11,458	5.500%, due 01/01/22	12,323	0.0
68,251	5.500%, due 02/01/22	75,117	0.0
4,135	5.500%, due 04/01/22	4,418	0.0
56,667	5.500%, due 06/01/22	61,903	0.0
49,965	5.500%, due 06/01/22	53,835	0.0
6,798	5.500%, due 07/01/22	7,394	0.0
2,694	5.500%, due 07/01/22	2,832	0.0
74,231	5.500%, due 07/01/22	81,759	0.0
6,507	5.500%, due 08/01/22	6,966	0.0
134,322	5.500%, due 09/01/22	148,628	0.0
31,289	5.500%, due 09/01/22	34,238	0.0
136,300	5.500%, due 11/01/22	143,323	0.0
19,065	5.500%, due 01/01/23	20,474	0.0
10,248	5.500%, due 01/01/23	10,776	0.0
19,354	5.500%, due 02/01/23	21,167	0.0
17,761	5.500%, due 03/01/23	19,280	0.0
10,491	5.500%, due 04/01/23	11,586	0.0
28,487	5.500%, due 06/01/23	30,430	0.0
84,005	5.500%, due 08/01/23	91,586	0.0
5,581	5.500%, due 08/01/23	6,122	0.0
34,044	5.500%, due 08/01/23	36,865	0.0
15,536	5.500%, due 08/01/23	17,234	0.0
96,471	5.500%, due 09/01/23	107,502	0.0
32,243	5.500%, due 10/01/23	34,766	0.0
8,188	5.500%, due 11/01/23	8,997	0.0
8,301	5.500%, due 11/01/23	8,883	0.0
186,659	5.500%, due 11/01/23	206,622	0.0
207,501	5.500%, due 02/01/24	229,743	0.0
3,109	5.500%, due 03/01/24	3,269	0.0
131,204	5.500%, due 07/01/24	140,681	0.0
14,953	5.500%, due 07/01/24	16,555	0.0
275,009	5.500%, due 05/01/25	289,176	0.0
175,212	5.500%, due 08/01/25	196,089	0.0
7,549	5.500%, due 07/01/27	8,496	0.0
1,774	5.500%, due 08/01/27	1,996	0.0
259,590	5.500%, due 03/01/34	293,997	0.0
320,523	5.500%, due 04/01/34	363,155	0.0
118,720	5.500%, due 11/01/34	134,475	0.0
108,509	5.500%, due 12/01/34	122,867	0.0
1,511,604	5.500%, due 02/01/35	1,709,567	0.1
195,675	5.500%, due 05/01/35	221,167	0.0
240,541	5.500%, due 09/01/35	271,504	0.0
1,662,160	5.500%, due 09/01/35	1,877,130	0.1
247,934	5.500%, due 04/01/36	279,494	0.0
308,189	5.500%, due 04/01/36	346,931	0.0
69,149	5.500%, due 05/01/36	77,885	0.0
248,026	5.500%, due 06/01/36	279,491	0.0
725,028	5.500%, due 07/01/36	820,026	0.0
438,717	5.500%, due 11/01/36	494,424	0.0
662,555	5.500%, due 12/01/36	746,286	0.0
127,661	5.500%, due 12/01/36	144,228	0.0
1,518,369	5.500%, due 12/01/36	1,710,177	0.1
211,046	5.500%, due 01/01/37	238,254	0.0
1,948,807	5.500%, due 03/01/37	2,193,242	0.1
188,147	5.500%, due 03/01/37	211,846	0.0
951,073	5.500%, due 03/01/37	1,070,921	0.0
821,929	5.500%, due 08/01/37	927,134	0.0
3,561	5.500%, due 01/01/38	4,008	0.0
2,688	5.500%, due 01/01/38	3,025	0.0
9,480	5.500%, due 01/01/38	10,669	0.0
35,825	5.500%, due 03/01/38	40,319	0.0
75,188	5.500%, due 05/01/38	84,619	0.0
649,276	5.500%, due 06/01/38	730,713	0.0
133,607	5.500%, due 06/01/38	150,365	0.0
3,362,213	5.500%, due 09/01/38	3,785,526	0.1
862,203	5.500%, due 12/01/38	970,348	0.0
233,153	5.500%, due 06/01/39	262,397	0.0
83,559	5.500%, due 04/01/40	95,989	0.0
162,100	5.500%, due 05/01/40	182,618	0.0
265,550	5.500%, due 06/01/40	299,174	0.0
36,683	5.500%, due 07/01/40	41,333	0.0
21,707	5.700%, due 07/01/36	24,399	0.0
175,945	5.700%, due 07/01/36	199,945	0.0
89,083	6.000%, due 10/01/18	94,904	0.0
28,099	6.000%, due 01/01/34	32,268	0.0
7,048	6.000%, due 07/01/34	8,030	0.0
146,276	6.000%, due 12/01/34	167,945	0.0
136,482	6.000%, due 05/01/35	156,606	0.0
211,880	6.000%, due 01/01/36	241,453	0.0
115,979	6.000%, due 01/01/36	132,203	0.0
63,816	6.000%, due 02/01/36	72,921	0.0
68,003	6.000%, due 03/01/36	77,675	0.0
31,502	6.000%, due 03/01/36	36,089	0.0
38,233	6.000%, due 04/01/36	43,895	0.0
78,939	6.000%, due 04/01/36	90,282	0.0
915,000	6.000%, due 04/18/36	964,421	0.0
162,003	6.000%, due 05/01/36	185,292	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
1,259	6.000%, due 06/01/36	$1,437	0.0
30,764	6.000%, due 08/01/36	35,146	0.0
5,689	6.000%, due 08/01/36	6,479	0.0
69,460	6.000%, due 09/01/36	79,347	0.0
80,202	6.000%, due 09/01/36	91,354	0.0
165,512	6.000%, due 09/01/36	188,975	0.0
213,804	6.000%, due 09/01/36	244,038	0.0
34,650	6.000%, due 10/01/36	39,468	0.0
50,812	6.000%, due 10/01/36	58,047	0.0
973,045	6.000%, due 12/01/36	1,111,133	0.0
304,147	6.000%, due 12/01/36	347,092	0.0
80,620	6.000%, due 01/01/37	91,829	0.0
24,831	6.000%, due 02/01/37	28,325	0.0
10,934	6.000%, due 04/01/37	12,456	0.0
307,841	6.000%, due 07/01/37	351,390	0.0
72,598	6.000%, due 08/01/37	82,805	0.0
9,587	6.000%, due 08/01/37	10,920	0.0
9,369	6.000%, due 08/01/37	10,672	0.0
68,829	6.000%, due 09/01/37	78,399	0.0
1,698	6.000%, due 09/01/37	1,936	0.0
4,451	6.000%, due 09/01/37	5,078	0.0
62,178	6.000%, due 09/01/37	70,969	0.0
42,656	6.000%, due 09/01/37	48,602	0.0
98,052	6.000%, due 09/01/37	111,685	0.0
13,978	6.000%, due 09/01/37	15,945	0.0
1,457	6.000%, due 10/01/37	1,661	0.0
4,965	6.000%, due 10/01/37	5,663	0.0
16,844	6.000%, due 10/01/37	19,334	0.0
4,302	6.000%, due 10/01/37	4,907	0.0
48,694	6.000%, due 11/01/37	55,465	0.0
97,619	6.000%, due 11/01/37	111,222	0.0
50,709	6.000%, due 11/01/37	57,759	0.0
39,366	6.000%, due 11/01/37	44,954	0.0
11,030	6.000%, due 11/01/37	12,596	0.0
156,040	6.000%, due 11/01/37	178,259	0.0
8,058	6.000%, due 11/01/37	9,178	0.0
171,604	6.000%, due 12/01/37	195,951	0.0
34,159	6.000%, due 12/01/37	39,029	0.0
32,730	6.000%, due 12/01/37	37,353	0.0
84,852	6.000%, due 12/01/37	96,855	0.0
61,492	6.000%, due 01/01/38	70,042	0.0
42,526	6.000%, due 01/01/38	48,518	0.0
5,801	6.000%, due 01/01/38	6,608	0.0
213,692	6.000%, due 02/01/38	243,404	0.0
1,711	6.000%, due 02/01/38	1,948	0.0
18,039	6.000%, due 03/01/38	20,604	0.0
139,170	6.000%, due 03/01/38	158,521	0.0
977,814	6.000%, due 04/01/38	1,116,297	0.0
71,420	6.000%, due 04/01/38	81,560	0.0
105,573	6.000%, due 05/01/38	120,406	0.0
75,340	6.000%, due 05/01/38	85,959	0.0
6,165	6.000%, due 06/01/38	7,023	0.0
123,609	6.000%, due 07/01/38	140,796	0.0
32,681	6.000%, due 07/01/38	37,228	0.0
8,422	6.000%, due 08/01/38	9,690	0.0
2,156	6.000%, due 08/01/38	2,456	0.0
47,026	6.000%, due 09/01/38	54,484	0.0
280,631	6.000%, due 09/01/38	319,722	0.0
58,538	6.000%, due 09/01/38	66,708	0.0
193,946	6.000%, due 10/01/38	220,912	0.0
421,826	6.000%, due 10/01/38	480,478	0.0
6,232	6.000%, due 10/01/38	7,098	0.0
24,247	6.000%, due 10/01/38	27,618	0.0
305,217	6.000%, due 10/01/38	348,579	0.0
27,322	6.000%, due 05/01/39	31,121	0.0
2,078,498	6.000%, due 10/01/39	2,371,986	0.1
65,908	6.000%, due 11/01/39	75,083	0.0
31,291	6.500%, due 04/01/28	35,951	0.0
1,455	6.500%, due 04/01/30	1,680	0.0
36,849	6.500%, due 08/01/32	42,339	0.0
121,340	6.500%, due 02/01/34	139,427	0.0
13,615	6.500%, due 11/01/34	16,594	0.0
56,372	6.500%, due 01/01/36	66,341	0.0
70,294	6.500%, due 03/01/36	86,128	0.0
208,145	6.500%, due 04/01/36	239,133	0.0
4,083	6.500%, due 05/01/36	4,692	0.0
17,014	6.500%, due 06/01/36	19,551	0.0
9,818	6.500%, due 07/01/36	11,780	0.0
28,621	6.500%, due 07/01/36	32,886	0.0
69,040	6.500%, due 07/01/36	79,738	0.0
4,364	6.500%, due 07/01/36	5,136	0.0
330,478	6.500%, due 07/01/36	379,717	0.0
179,750	6.500%, due 07/01/36	217,595	0.0
9,617	6.500%, due 08/01/36	11,051	0.0
6,020	6.500%, due 08/01/36	6,918	0.0
4,073,991	6.500%, due 08/25/36	4,680,763	0.1
18,202	6.500%, due 09/01/36	20,915	0.0
32,227	6.500%, due 09/01/36	37,028	0.0
3,627	6.500%, due 09/01/36	4,168	0.0
356,189	6.500%, due 09/01/36	419,076	0.0
382	6.500%, due 11/01/36	439	0.0
6,169	6.500%, due 11/01/36	7,123	0.0
11,770	6.500%, due 11/01/36	13,743	0.0
14,980	6.500%, due 12/01/36	17,214	0.0
7,186	6.500%, due 12/01/36	8,257	0.0
7,481	6.500%, due 12/01/36	8,963	0.0
1,222	6.500%, due 01/01/37	1,404	0.0
129,523	6.500%, due 01/01/37	148,808	0.0
57,986	6.500%, due 01/01/37	69,879	0.0
72,447	6.500%, due 01/01/37	83,250	0.0
61,880	6.500%, due 02/01/37	71,112	0.0
134,738	6.500%, due 03/01/37	154,808	0.0
212,749	6.500%, due 03/01/37	260,039	0.0
38,840	6.500%, due 03/01/37	44,631	0.0
22,041	6.500%, due 03/01/37	25,358	0.0
176	6.500%, due 03/01/37	203	0.0
162,282	6.500%, due 04/01/37	186,476	0.0
9,573	6.500%, due 04/01/37	11,000	0.0
2,293	6.500%, due 04/01/37	2,634	0.0
3,269	6.500%, due 07/01/37	3,756	0.0
8,905	6.500%, due 08/01/37	10,232	0.0
12,489	6.500%, due 08/01/37	15,230	0.0
10,165	6.500%, due 08/01/37	11,889	0.0
188,372	6.500%, due 09/01/37	216,456	0.0
4,216	6.500%, due 09/01/37	4,926	0.0
7,546	6.500%, due 09/01/37	9,040	0.0
281,163	6.500%, due 09/01/37	322,997	0.0
3,220	6.500%, due 09/01/37	3,700	0.0
23,744	6.500%, due 09/01/37	27,279	0.0
49,180	6.500%, due 09/01/37	56,511	0.0
1,194	6.500%, due 09/01/37	1,372	0.0
3,792	6.500%, due 10/01/37	4,357	0.0
97,699	6.500%, due 10/01/37	114,140	0.0
64,518	6.500%, due 10/01/37	78,704	0.0
20,160	6.500%, due 10/01/37	23,288	0.0
8,088	6.500%, due 10/01/37	9,419	0.0
306,539	6.500%, due 11/01/37	352,203	0.0
335,454	6.500%, due 12/01/37	385,387	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
1,613	6.500%, due 12/01/37	$1,854	0.0
12,065	6.500%, due 12/01/37	13,864	0.0
1,518	6.500%, due 12/01/37	1,744	0.0
49,122	6.500%, due 12/01/37	56,436	0.0
40,732	6.500%, due 12/01/37	47,435	0.0
3,682	6.500%, due 12/01/37	4,231	0.0
3,170	6.500%, due 12/01/37	3,642	0.0
1,558	6.500%, due 01/01/38	1,791	0.0
1,010	6.500%, due 01/01/38	1,161	0.0
57,971	6.500%, due 01/01/38	66,606	0.0
38,952	6.500%, due 01/01/38	44,757	0.0
665,050	6.500%, due 02/01/38	812,481	0.0
144,938	6.500%, due 03/01/38	166,541	0.0
173,040	6.500%, due 04/01/38	199,687	0.0
18,717	6.500%, due 05/01/38	22,674	0.0
1,708	6.500%, due 06/01/38	1,962	0.0
269,980	6.500%, due 08/01/38	323,443	0.0
76,552	6.500%, due 08/01/38	87,966	0.0
629,519	6.500%, due 08/01/38	743,401	0.0
38,535	6.500%, due 09/01/38	44,281	0.0
113,650	6.500%, due 09/01/38	137,280	0.0
11,128	6.500%, due 10/01/38	12,784	0.0
102,428	6.500%, due 10/01/38	117,701	0.0
60,586	6.500%, due 10/01/38	69,863	0.0
737,272	6.500%, due 10/01/38	851,674	0.0
163,875	6.500%, due 11/01/38	188,281	0.0
4,628	6.500%, due 01/01/39	5,405	0.0
150,880	6.500%, due 01/01/39	184,428	0.0
75,902	6.500%, due 03/01/39	87,308	0.0
6,355	6.500%, due 08/01/39	7,298	0.0
5,876	6.500%, due 09/01/39	6,752	0.0
805,000	6.625%, due 11/15/30	1,213,843	0.0
3,430,000	7.125%, due 01/15/30	5,335,262	0.2
1,560,000	7.250%, due 05/15/30	2,478,057	0.1
		620,694,549	16.6

	Government National Mortgage Association: 6.8%
13,698,269	1.625%, due 02/20/41	14,199,749	0.4
96,174,000	3.500%, due 12/20/41	100,963,919	2.7
5,412,467	3.500%, due 01/20/43	5,712,966	0.2
4,031,297	4.000%, due 08/20/42	4,323,935	0.1
6,463,249	4.000%, due 10/20/42	6,930,737	0.2
29,878,620	4.000%, due 10/20/44	32,034,661	0.9
18,823,913	4.000%, due 12/20/44	20,193,443	0.5
957,626	4.397%, due 05/16/51	1,043,638	0.0
3,106,030	4.500%, due 07/20/40	3,396,273	0.1
3,093,527	4.500%, due 02/20/41	3,378,387	0.1
3,695,336	4.500%, due 05/20/41	4,031,740	0.1
4,191,205	4.500%, due 06/20/41	4,571,803	0.1
7,622,338	4.500%, due 07/20/41	8,314,696	0.2
3,028,715	4.500%, due 09/20/41	3,302,026	0.1
7,151,541	4.500%, due 10/20/41	7,795,820	0.2
34,769	5.000%, due 10/15/37	38,932	0.0
4,833	5.000%, due 04/15/38	5,395	0.0
179,204	5.000%, due 03/15/39	200,480	0.0
319,238	5.000%, due 08/15/39	357,203	0.0
2,690,026	5.000%, due 09/15/39	3,008,986	0.1
3,087,990	5.000%, due 09/15/39	3,454,468	0.1
2,137,418	5.000%, due 02/15/40	2,390,170	0.1
2,462,325	5.000%, due 04/15/40	2,783,824	0.1
3,474,088	5.000%, due 06/15/40	3,884,912	0.1
253,307	5.000%, due 07/15/40	283,040	0.0
1,844,200	5.000%, due 04/15/42	2,057,075	0.1
2,131,233	5.000%, due 04/20/42	2,390,640	0.1
100,205	5.500%, due 07/20/38	112,466	0.0
1,275,246	5.500%, due 09/20/39	1,429,635	0.0
89,266	5.500%, due 10/20/39	101,206	0.0
48,323	5.500%, due 11/20/39	54,781	0.0
2,064,443	5.500%, due 11/20/39	2,314,350	0.1
29,255	5.500%, due 12/20/40	32,780	0.0
84,147	5.500%, due 01/20/41	95,349	0.0
312,520	5.500%, due 03/20/41	354,400	0.0
924,605	5.500%, due 04/20/41	1,047,728	0.0
1,555,234	5.500%, due 05/20/41	1,762,343	0.0
1,397,411	5.500%, due 06/20/41	1,583,520	0.0
44,706	6.000%, due 10/15/36	52,009	0.0
130,308	6.000%, due 08/15/37	151,562	0.0
227,244	6.000%, due 11/15/37	258,919	0.0
24,091	6.000%, due 12/15/37	27,446	0.0
96,622	6.000%, due 01/15/38	110,035	0.0
105,874	6.000%, due 01/15/38	120,570	0.0
364,175	6.000%, due 02/15/38	414,515	0.0
78,332	6.000%, due 02/15/38	89,160	0.0
2,485	6.000%, due 02/15/38	2,829	0.0
3,867	6.000%, due 04/15/38	4,454	0.0
724,980	6.000%, due 05/15/38	825,817	0.0
518,838	6.000%, due 05/15/38	591,305	0.0
83,240	6.000%, due 07/15/38	94,795	0.0
136,476	6.000%, due 09/15/38	155,522	0.0
139,922	6.000%, due 11/15/38	159,346	0.0
2,106,670	6.000%, due 08/20/40	2,419,057	0.1
8,391	7.000%, due 12/15/37	9,752	0.0
		255,424,569	6.8

	Other U.S. Agency Obligations: 0.9%
22,990,000	1.100%, due 11/06/18	22,779,159	0.6
1,500,000	1.875%, due 08/15/22	1,462,750	0.1
75,000	5.125%, due 08/25/16	79,838	0.0
10,000	6.150%, due 01/15/38	14,758	0.0
5,000,000	7.125%, due 05/01/30	7,504,625	0.2
		31,841,130	0.9

	Total U.S. Government Agency Obligations
	(Cost $1,172,898,430)	1,198,550,425	32.1

	Total Long-Term Investments
	(Cost $3,800,393,045)	3,936,775,227	105.3

SHORT-TERM INVESTMENTS: 7.0%
	Commercial Paper: 3.9%
5,000,000	Autozone Inc., 0.240%, 04/17/15	4,999,450	0.1
10,000,000	Autozone, 0.230%, 04/14/15	9,999,100	0.3
25,000,000	# Barton Capital LLC, 0.208%, 07/06/15	24,998,750	0.7
8,000,000	Campbell Soup CP, 0.180%, 04/29/15	7,998,880	0.2
5,000,000	Daimler, 0.240%, 04/09/15	4,999,700	0.1
5,000,000	Dominion Res CP, 0.220%, 04/13/15	4,999,600	0.1
20,000,000	Duke Energy, 0.240%, 04/06/15	19,999,200	0.6

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper (continued)
3,000,000		General MLS Inc., 0.240%, 04/21/15	$2,999,580	0.1
5,000,000		General MLS, 0.280%, 05/19/15	4,998,150	0.1
5,000,000		Mondelez Intl CP, 0.210%, 04/07/15	4,999,800	0.1
5,000,000		Mondelez Intl, 0.280%, 05/20/15	4,998,100	0.1
5,500,000		NBC Universal, 0.240%, 04/09/15	5,499,670	0.2
16,700,000	#	Old Line Funding LLC, 0.258%, 07/30/15	16,699,499	0.5
5,000,000		Time Warner, 0.220%, 04/10/15	4,999,700	0.1
3,000,000		Vodafone Group CP, 0.260%, 05/01/15	2,999,340	0.1
15,000,000		Vodafone, 0.230%, 04/08/15	14,999,250	0.4
5,000,000		Vodafone, 0.310%, 06/29/15	4,996,150	0.1
			146,183,919	3.9

		Securities Lending Collateralcc: 1.6%
2,934,468		BNP Paribas Bank, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $2,934,478, collateralized by various U.S. Government Agency Obligations, 1.625%-6.000%, Market Value plus accrued interest $2,993,157, due 06/01/16-03/01/45)	2,934,468	0.1
13,939,295		Daiwa Capital Markets, Repurchase Agreement dated 03/31/15, 0.18%, due 04/01/15 (Repurchase Amount $13,939,364, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $14,218,081, due 02/15/16-03/01/48)	13,939,295	0.4
13,939,295		Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/31/15, 0.15%, due 04/01/15 (Repurchase Amount $13,939,352, collateralized by various U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $14,218,081, due 06/01/15-04/01/45)	13,939,295	0.4
13,939,295		Millenium Fixed Income Ltd., Repurchase Agreement dated 03/31/15, 0.22%, due 04/01/15 (Repurchase Amount $13,939,379, collateralized by various U.S. Government Securities, 0.875%-3.125%, Market Value plus accrued interest $14,218,081, due 08/15/17-02/15/42)	13,939,295	0.3
13,939,295		Nomura Securities, Repurchase Agreement dated 03/31/15, 0.13%, due 04/01/15 (Repurchase Amount $13,939,345, collateralized by various U.S. Government Agency Obligations, 1.280%-7.500%, Market Value plus accrued interest $14,218,081, due 08/18/15-10/20/64)	13,939,295	0.4
			58,691,648	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
55,606,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.070%††
	(Cost $55,606,000)	55,606,000	1.5

	Total Short-Term Investments
	(Cost $260,469,749)	260,481,567	7.0

	Total Investments in Securities (Cost $4,060,862,794)	$4,197,256,794	112.3
	Liabilities in Excess of Other Assets	(458,879,129)	(12.3)
	Net Assets	$3,738,377,665	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of March 31, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2015 (Unaudited) (Continued)

L	Loaned security, a portion or all of the security is on loan at March 31, 2015.

Cost for federal income tax purposes is $4,064,266,345.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$143,705,923
Gross Unrealized Depreciation	(10,715,474)

Net Unrealized Appreciation	$132,990,449

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$1,003,505,249	$–	$1,003,505,249
Collateralized Mortgage Obligations	–	56,411,535	–	56,411,535
Municipal Bonds	–	34,263,405	–	34,263,405
Short-Term Investments	55,606,000	204,875,567	–	260,481,567
U.S. Treasury Obligations	–	1,484,229,627	–	1,484,229,627
U.S. Government Agency Obligations	–	1,198,550,425	–	1,198,550,425
Asset-Backed Securities	–	22,543,599	–	22,543,599
Foreign Government Bonds	–	137,271,387	–	137,271,387
Total Investments, at fair value	$55,606,000	$4,141,650,794	$–	$4,197,256,794

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 28, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 28, 2015